Not FDIC Insured May Lose Value No Bank Guarantee
VIP-Q3PH

Schedules of Investments
(unaudited)
Franklin Allocation VIP Fund 2
Franklin DynaTech VIP Fund 42
Franklin Global Real Estate VIP Fund 46
Franklin Growth and Income VIP Fund 49
Franklin Income VIP Fund 54
Franklin Large Cap Growth VIP Fund 66
Franklin Mutual Global Discovery VIP Fund 69
Franklin Mutual Shares VIP Fund 74
Franklin Rising Dividends VIP Fund 79
Franklin Small Cap Value VIP Fund 82
Franklin Small-Mid Cap Growth VIP Fund 86
Franklin Strategic Income VIP Fund 90
Franklin U.S. Government Securities VIP Fund 121
Franklin VolSmart Allocation VIP Fund 125
Templeton Developing Markets VIP Fund 134
Templeton Foreign VIP Fund 138
Templeton Global Bond VIP Fund 141
Templeton Growth VIP Fund 148
Notes to Schedules of Investments 151

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin Allocation VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 58.3%
Aerospace & Defense 1.6%
BAE Systems plc ................................... United Kingdom 32,966 $ 547,345
BWX Technologies, Inc. .............................. United States 3,285 357,079
Curtiss-Wright Corp. ................................. United States 1,192 391,798
Dassault Aviation SA ................................. France 3,128 645,953
General Electric Co. ................................. United States 6,197 1,168,630
Howmet Aerospace, Inc. .............................. United States 840 84,210
Kongsberg Gruppen ASA ............................. Norway 1,498 146,352
Leonardo SpA ...................................... Italy 1,956 43,782
Lockheed Martin Corp. ............................... United States 1,548 904,899
MTU Aero Engines AG ............................... Germany 2,400 750,135
Northrop Grumman Corp. ............................. United States 3,884 2,051,024
RTX Corp. ........................................ United States 19,024 2,304,948
Saab AB, B ........................................ Sweden 2,280 48,592
Safran SA ......................................... France 220 51,776
9,496,523
Air Freight & Logistics 0.2%
DSV A/S .......................................... Denmark 4,774 982,545
a
InPost SA ......................................... Poland 2,788 52,642
1,035,187
Automobile Components 0.2%
BorgWarner, Inc. .................................... United States 2,571 93,302
Cie Generale des Etablissements Michelin SCA ............ France 4,529 183,954
Continental AG ..................................... Germany 8,829 572,205
Forvia SE ......................................... France 30,614 314,982
1,164,443
Automobiles 0.7%
General Motors Co. .................................. United States 17,810 798,600
Honda Motor Co. Ltd. ................................ Japan 39,675 423,555
Mazda Motor Corp. .................................. Japan 16,100 123,004
Stellantis NV ....................................... United States 44,923 622,151
Subaru Corp. ...................................... Japan 18,500 327,263
a
Tesla, Inc. ......................................... United States 4,299 1,124,747
Toyota Motor Corp. .................................. Japan 23,800 427,752
a
Volvo Car AB, B .................................... Sweden 18,491 50,910
3,897,982
Banks 3.0%
b
ABN AMRO Bank NV, CVA , 144A, Reg S ................. Netherlands 19,400 350,625
AIB Group plc ...................................... Ireland 50,441 288,968
Banco de Sabadell SA ............................... Spain 73,579 156,276
Bank of America Corp. ............................... United States 37,048 1,470,065
BNP Paribas SA .................................... France 1,703 116,873
Commonwealth Bank of Australia ....................... Australia 4,246 396,107
DBS Group Holdings Ltd. ............................. Singapore 2,200 65,154
Erste Group Bank AG ................................ Austria 4,959 271,770
HDFC Bank Ltd. .................................... India 27,064 557,490
HSBC Holdings plc .................................. United Kingdom 26,619 238,818
ING Groep NV ..................................... Netherlands 56,262 1,020,854
Intesa Sanpaolo SpA ................................. Italy 67,545 289,166
JPMorgan Chase & Co. ............................... United States 21,506 4,534,755
KB Financial Group, Inc. .............................. South Korea 4,466 273,216
Lloyds Banking Group plc ............................. United Kingdom 938,611 738,078
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 5,100 52,366
NatWest Group plc .................................. United Kingdom 134,141 621,033
Shinhan Financial Group Co. Ltd. ....................... South Korea 12,321 518,116

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Standard Chartered plc ............................... United Kingdom 146,215 $ 1,550,869
Sumitomo Mitsui Financial Group, Inc. .................... Japan 27,600 589,678
Sumitomo Mitsui Financial Group, Inc., ADR ............... Japan 61,466 776,315
UniCredit SpA ...................................... Italy 16,759 735,814
US Bancorp ....................................... United States 20,610 942,495
Wells Fargo & Co. ................................... United States 11,790 666,017
17,220,918
Beverages 0.7%
Asahi Group Holdings Ltd. ............................. Japan 32,700 428,568
Coca-Cola Consolidated, Inc. .......................... United States 88 115,843
Coca-Cola HBC AG ................................. Italy 6,229 222,095
Constellation Brands, Inc., A ........................... United States 1,161 299,178
Molson Coors Beverage Co., B ......................... United States 2,777 159,733
a
Monster Beverage Corp. .............................. United States 19,930 1,039,748
PepsiCo, Inc. ...................................... United States 10,700 1,819,535
4,084,700
Biotechnology 1.0%
AbbVie, Inc. ....................................... United States 7,514 1,483,865
Amgen, Inc. ....................................... United States 1,418 456,894
CSL Ltd. .......................................... United States 5,172 1,021,791
a
Exelixis, Inc. ....................................... United States 5,080 131,826
a
Genmab A/S ....................................... Denmark 2,079 504,024
Gilead Sciences, Inc. ................................ United States 11,812 990,318
a
Incyte Corp. ....................................... United States 1,404 92,804
a
Neurocrine Biosciences, Inc. ........................... United States 579 66,712
a
Regeneron Pharmaceuticals, Inc. ....................... United States 1,041 1,094,341
a
United Therapeutics Corp. ............................. United States 677 242,603
6,085,178
Broadline Retail 1.9%
Alibaba Group Holding Ltd. ............................ China 78,008 1,036,631
a
Amazon.com, Inc. ................................... United States 40,905 7,621,829
a
MercadoLibre, Inc. .................................. Brazil 400 820,784
Next plc .......................................... United Kingdom 3,085 404,154
Prosus NV ........................................ China 18,221 796,371
Wesfarmers Ltd. .................................... Australia 1,849 89,802
10,769,571
Building Products 0.4%
Cie de Saint-Gobain SA .............................. France 6,681 609,379
Kingspan Group plc ................................. Ireland 3,009 282,237
Lennox International, Inc. ............................. United States 181 109,377
Masco Corp. ....................................... United States 1,046 87,801
Owens Corning ..................................... United States 1,358 239,714
Trane Technologies plc ............................... United States 2,456 954,721
2,283,229
Capital Markets 1.7%
3i Group plc ....................................... United Kingdom 15,378 681,273
Affiliated Managers Group, Inc. ......................... United States 500 88,900
Bank of New York Mellon Corp. (The) .................... United States 2,987 214,646
BlackRock, Inc. ..................................... United States 281 266,812
Blackstone, Inc. .................................... United States 2,067 316,520
Charles Schwab Corp. (The) ........................... United States 25,603 1,659,330
Deutsche Bank AG .................................. Germany 10,709 185,407

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Evercore, Inc., A .................................... United States 547 $ 138,577
Hargreaves Lansdown plc ............................. United Kingdom 10,174 151,637
Intercontinental Exchange, Inc. ......................... United States 5,263 845,448
Intermediate Capital Group plc ......................... United Kingdom 30,000 895,926
Jefferies Financial Group, Inc. .......................... United States 2,759 169,816
Macquarie Group Ltd. ................................ Australia 8,179 1,308,925
Morgan Stanley ..................................... United States 808 84,226
MSCI, Inc., A ....................................... United States 128 74,615
Partners Group Holding AG ............................ Switzerland 240 361,842
S&P Global, Inc. .................................... United States 2,284 1,179,960
SEI Investments Co. ................................. United States 1,572 108,767
Singapore Exchange Ltd. ............................. Singapore 7,800 69,117
State Street Corp. ................................... United States 4,964 439,165
T Rowe Price Group, Inc. ............................. United States 3,786 412,409
Tradeweb Markets, Inc., A ............................. United States 2,995 370,392
10,023,710
Chemicals 1.8%
Air Liquide SA ...................................... France 1,283 247,783
Air Products and Chemicals, Inc. ........................ United States 9,346 2,782,678
Albemarle Corp. .................................... United States 4,356 412,557
BASF SE ......................................... Germany 1,715 90,908
CF Industries Holdings, Inc. ........................... United States 1,038 89,061
DuPont de Nemours, Inc. ............................. United States 4,263 379,876
Ecolab, Inc. ........................................ United States 1,434 366,143
Givaudan SA ....................................... Switzerland 123 674,845
LG Chem Ltd. ...................................... South Korea 2,418 650,724
Linde plc .......................................... United States 1,585 755,823
LyondellBasell Industries NV, A ......................... United States 705 67,610
Nitto Denko Corp. ................................... Japan 20,000 336,542
RPM International, Inc. ............................... United States 722 87,362
Sherwin-Williams Co. (The) ............................ United States 5,760 2,198,419
Shin-Etsu Chemical Co. Ltd. ........................... Japan 12,000 501,450
Sika AG .......................................... Switzerland 2,600 861,810
10,503,591
Commercial Services & Supplies 0.4%
Brambles Ltd. ...................................... Australia 5,242 68,815
Cintas Corp. ....................................... United States 1,300 267,644
Dai Nippon Printing Co. Ltd. ........................... Japan 2,800 49,991
MSA Safety, Inc. .................................... United States 433 76,788
Republic Services, Inc., A ............................. United States 1,547 310,700
Securitas AB, B ..................................... Sweden 60,886 773,000
Veralto Corp. ....................................... United States 8,530 954,166
2,501,104
Communications Equipment 0.6%
a
Arista Networks, Inc. ................................. United States 2,308 885,857
a
F5, Inc. ........................................... United States 971 213,814
Motorola Solutions, Inc. ............................... United States 4,752 2,136,642
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 16,819 127,102
3,363,415
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA ............ Spain 5,675 261,965
Eiffage SA ......................................... France 869 83,923

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering (continued)
EMCOR Group, Inc. ................................. United States 692 $ 297,927
643,815
Construction Materials 0.5%
CRH plc, (GBP Traded) ............................... United States 7,446 681,520
CRH plc, (USD Traded) ............................... United States 1,100 102,014
Holcim AG ........................................ United States 1,964 192,340
Martin Marietta Materials, Inc. .......................... United States 3,575 1,924,244
2,900,118
Consumer Finance 0.6%
American Express Co. ............................... United States 8,100 2,196,720
Capital One Financial Corp. ........................... United States 7,480 1,119,980
Synchrony Financial ................................. United States 6,309 314,693
3,631,393
Consumer Staples Distribution & Retail 0.9%
Carrefour SA ....................................... France 75,881 1,293,997
Costco Wholesale Corp. .............................. United States 756 670,209
Koninklijke Ahold Delhaize NV .......................... Netherlands 6,861 237,007
Kroger Co. (The) .................................... United States 11,072 634,426
Target Corp. ....................................... United States 3,660 570,448
Tesco plc ......................................... United Kingdom 125,904 604,549
Walmart, Inc. ...................................... United States 16,648 1,344,326
5,354,962
Containers & Packaging 0.3%
Packaging Corp. of America ........................... United States 911 196,230
SIG Group AG ..................................... Switzerland 33,000 735,732
Smurfit WestRock plc ................................ United States 17,266 862,936
1,794,898
Diversified Consumer Services 0.0%
†
H&R Block, Inc. ..................................... United States 2,332 148,198
Pearson plc ....................................... United Kingdom 3,792 51,554
199,752
Diversified REITs 0.0%
†
Stockland ......................................... Australia 47,460 171,206
Diversified Telecommunication Services 0.4%
AT&T, Inc. ......................................... United States 49,000 1,078,000
Deutsche Telekom AG ................................ Germany 20,245 594,634
Telenor ASA ....................................... Norway 17,375 222,315
Telia Co. AB ....................................... Sweden 68,679 222,098
2,117,047
Electric Utilities 0.8%
American Electric Power Co., Inc. ....................... United States 2,170 222,642
BKW AG .......................................... Switzerland 616 111,704
Chubu Electric Power Co., Inc. ......................... Japan 6,300 74,034
Edison International ................................. United States 22,095 1,924,254
Entergy Corp. ...................................... United States 693 91,206
Iberdrola SA ....................................... Spain 11,708 181,012
Kansai Electric Power Co., Inc. (The) .................... Japan 22,400 371,206
NextEra Energy, Inc. ................................. United States 10,442 882,662
NRG Energy, Inc. ................................... United States 3,803 346,453
PPL Corp. ......................................... United States 2,980 98,578

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
Southern Co. (The) .................................. United States 1,137 $ 102,535
4,406,286
Electrical Equipment 0.5%
ABB Ltd. .......................................... Switzerland 6,383 370,314
Acuity Brands, Inc. .................................. United States 481 132,462
AMETEK, Inc. ...................................... United States 1,677 287,958
Eaton Corp. plc ..................................... United States 4,961 1,644,274
Mitsubishi Electric Corp. .............................. Japan 11,600 188,150
nVent Electric plc ................................... United States 1,300 91,338
Prysmian SpA ...................................... Italy 6,251 454,854
3,169,350
Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp., A .................................. United States 11,985 780,942
Jabil, Inc. ......................................... United States 909 108,925
Keyence Corp. ..................................... Japan 200 95,846
TD SYNNEX Corp. .................................. United States 922 110,714
TDK Corp. ........................................ Japan 24,000 306,563
Yokogawa Electric Corp. .............................. Japan 6,100 156,301
1,559,291
Energy Equipment & Services 0.1%
SBM Offshore NV ................................... Netherlands 17,732 324,164
TechnipFMC plc .................................... United Kingdom 3,678 96,474
a
Tecnicas Reunidas SA ............................... Spain 15,377 203,675
Weatherford International plc ........................... United States 700 59,444
683,757
Entertainment 0.8%
Capcom Co. Ltd. .................................... Japan 9,600 223,896
CTS Eventim AG & Co. KGaA .......................... Germany 9,315 970,018
Electronic Arts, Inc. .................................. United States 4,113 589,969
a
Netflix, Inc. ........................................ United States 2,538 1,800,127
Nintendo Co. Ltd. ................................... Japan 1,500 80,172
a
Spotify Technology SA ................................ United States 1,814 668,513
Walt Disney Co. (The) ................................ United States 5,500 529,045
4,861,740
Financial Services 2.1%
a
Berkshire Hathaway, Inc., B ............................ United States 6,906 3,178,555
EXOR NV ......................................... Netherlands 2,674 286,689
Industrivarden AB, A ................................. Sweden 3,829 141,621
Investor AB, B ...................................... Sweden 15,849 488,445
Mastercard, Inc., A .................................. United States 4,475 2,209,755
MGIC Investment Corp. ............................... United States 4,742 121,395
a
PayPal Holdings, Inc. ................................ United States 20,228 1,578,391
Visa, Inc., A ........................................ United States 14,891 4,094,280
12,099,131
Food Products 0.3%
Archer-Daniels-Midland Co. ........................... United States 1,519 90,745
Associated British Foods plc ........................... United Kingdom 10,074 314,863
Bunge Global SA ................................... United States 2,403 232,226
Chocoladefabriken Lindt & Spruengli AG .................. Switzerland 20 257,999
Ingredion, Inc. ...................................... United States 1,046 143,752
MEIJI Holdings Co. Ltd. ............................... Japan 4,900 122,552

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
Nestle SA ......................................... United States 5,818 $ 584,665
Salmar ASA ....................................... Norway 867 45,483
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 232,000 182,723
1,975,008
Gas Utilities 0.0%
†
Tokyo Gas Co. Ltd. .................................. Japan 9,000 209,623
Ground Transportation 0.8%
Canadian Pacific Kansas City Ltd. ....................... Canada 3,360 287,414
CSX Corp. ........................................ United States 4,498 155,316
Landstar System, Inc. ................................ United States 589 111,245
Old Dominion Freight Line, Inc. ......................... United States 987 196,058
Ryder System, Inc. .................................. United States 735 107,163
a
Uber Technologies, Inc. ............................... United States 14,264 1,072,082
Union Pacific Corp. .................................. United States 6,055 1,492,436
a
XPO, Inc. ......................................... United States 11,710 1,258,942
4,680,656
Health Care Equipment & Supplies 1.6%
Abbott Laboratories .................................. United States 2,491 283,999
Alcon, Inc., (CHF Traded) ............................. United States 9,000 900,722
Alcon, Inc., (USD Traded) ............................. United States 6,252 625,638
Becton Dickinson & Co. ............................... United States 5,828 1,405,131
a
Boston Scientific Corp. ............................... United States 4,268 357,658
Cochlear Ltd. ...................................... Australia 5,190 1,010,122
a
Demant A/S ....................................... Denmark 3,044 118,508
a
Edwards Lifesciences Corp. ........................... United States 2,448 161,544
a
Hologic, Inc. ....................................... United States 3,935 320,545
Hoya Corp. ........................................ Japan 4,100 567,825
a
IDEXX Laboratories, Inc. .............................. United States 315 159,144
a
Intuitive Surgical, Inc. ................................ United States 4,101 2,014,698
Straumann Holding AG ............................... Switzerland 309 50,545
Stryker Corp. ...................................... United States 3,589 1,296,562
9,272,641
Health Care Providers & Services 1.6%
a
Centene Corp. ..................................... United States 1,213 91,315
Cigna Group (The) .................................. United States 252 87,303
CVS Health Corp. ................................... United States 17,270 1,085,938
Elevance Health, Inc. ................................ United States 2,108 1,096,160
Fresenius Medical Care AG ............................ Germany 1,673 71,095
a
Fresenius SE & Co. KGaA ............................. Germany 1,429 54,522
McKesson Corp. .................................... United States 4,739 2,343,056
a
Tenet Healthcare Corp. ............................... United States 1,329 220,880
UnitedHealth Group, Inc. .............................. United States 7,289 4,261,732
Universal Health Services, Inc., B ....................... United States 990 226,720
9,538,721
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................... United States 3,741 152,259
Health Care Technology 0.1%
Pro Medicus Ltd. .................................... Australia 569 70,045
a
Veeva Systems, Inc., A ............................... United States 1,349 283,115
353,160

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 0.9%
a
Airbnb, Inc., A ...................................... United States 1,449 $ 183,748
Amadeus IT Group SA ............................... Spain 13,000 941,577
Aramark .......................................... United States 2,459 95,237
Aristocrat Leisure Ltd. ................................ Australia 4,944 199,640
Booking Holdings, Inc. ............................... United States 305 1,284,697
a
Chipotle Mexican Grill, Inc., A .......................... United States 6,148 354,248
Domino's Pizza, Inc. ................................. United States 186 80,006
InterContinental Hotels Group plc ....................... United Kingdom 4,837 526,790
b
La Francaise des Jeux SAEM, 144A, Reg S ............... France 2,988 122,966
Sodexo SA ........................................ France 935 76,661
Starbucks Corp. .................................... United States 7,980 777,970
Texas Roadhouse, Inc., A ............................. United States 513 90,596
Wingstop, Inc. ...................................... United States 442 183,907
Zensho Holdings Co. Ltd. ............................. Japan 2,700 149,586
5,067,629
Household Durables 0.5%
Barratt Developments plc ............................. United Kingdom 96,677 620,288
a
NVR, Inc. ......................................... United States 29 284,542
Persimmon plc ..................................... United Kingdom 35,367 778,340
PulteGroup, Inc. .................................... United States 3,514 504,364
Sekisui House Ltd. .................................. Japan 2,800 77,739
Taylor Wimpey plc ................................... United Kingdom 46,975 103,338
Toll Brothers, Inc. ................................... United States 1,683 260,007
2,628,618
Household Products 0.2%
Colgate-Palmolive Co. ............................... United States 8,260 857,471
Kimberly-Clark Corp. ................................. United States 1,221 173,724
Procter & Gamble Co. (The) ........................... United States 466 80,711
1,111,906
Independent Power and Renewable Electricity Producers 0.3%
Meridian Energy Ltd. ................................. New Zealand 13,093 49,363
a,b
Orsted A/S, 144A, Reg S .............................. Denmark 15,927 1,054,891
RWE AG .......................................... Germany 1,568 57,132
Vistra Corp. ........................................ United States 5,290 627,077
1,788,463
Industrial Conglomerates 0.3%
3M Co. ........................................... United States 2,470 337,649
Hitachi Ltd. ........................................ Japan 32,800 869,708
Siemens AG ....................................... Germany 1,660 335,861
Swire Pacific Ltd., A ................................. Hong Kong 6,000 51,164
1,594,382
Industrial REITs 0.1%
Goodman Group .................................... Australia 14,659 373,991
Prologis, Inc. ....................................... United States 2,035 256,980
630,971
Insurance 1.8%
Aegon Ltd. ........................................ Netherlands 37,433 240,458
Aflac, Inc. ......................................... United States 3,995 446,641
Ageas SA/NV ...................................... Belgium 4,801 256,200
AIA Group Ltd. ..................................... Hong Kong 71,532 624,679
Allianz SE ......................................... Germany 212 69,737

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
American International Group, Inc. ...................... United States 1,128 $ 82,603
AXA SA ........................................... France 1,612 62,062
Axis Capital Holdings Ltd. ............................. United States 1,178 93,781
Hartford Financial Services Group, Inc. (The) .............. United States 5,010 589,226
Japan Post Insurance Co. Ltd. ......................... Japan 4,900 89,988
Loews Corp. ....................................... United States 1,092 86,323
Marsh & McLennan Cos., Inc. .......................... United States 8,207 1,830,900
MS&AD Insurance Group Holdings, Inc. .................. Japan 25,700 604,016
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 1,196 659,108
NN Group NV ...................................... Netherlands 6,874 343,017
Old Republic International Corp. ........................ United States 4,126 146,143
Progressive Corp. (The) .............................. United States 4,678 1,187,089
Prudential plc, (GBP Traded) ........................... Hong Kong 56,060 520,121
Prudential plc, (HKD Traded) ........................... Hong Kong 6,249 59,025
Sompo Holdings, Inc. ................................ Japan 13,500 304,280
Swiss Re AG ....................................... United States 4,791 662,976
Travelers Cos., Inc. (The) ............................. United States 6,377 1,492,983
10,451,356
Interactive Media & Services 2.2%
Alphabet, Inc., A .................................... United States 29,845 4,949,793
Alphabet, Inc., C .................................... United States 7,576 1,266,632
b
Auto Trader Group plc, 144A, Reg S ..................... United Kingdom 24,976 290,372
Meta Platforms, Inc., A ............................... United States 10,285 5,887,545
b
Scout24 SE, 144A, Reg S ............................. Germany 6,700 576,908
12,971,250
IT Services 0.6%
Accenture plc, A .................................... Ireland 1,930 682,216
a
GoDaddy, Inc., A .................................... United States 2,597 407,158
Keywords Studios plc ................................ Ireland 12,000 390,847
a
MongoDB, Inc., A ................................... United States 465 125,713
NEC Corp. ........................................ Japan 2,800 270,367
Otsuka Corp. ...................................... Japan 5,100 125,945
a
Shopify, Inc., A ..................................... Canada 11,300 905,582
TE Connectivity plc .................................. Ireland 4,320 652,277
3,560,105
Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc. ............................. United States 2,595 385,306
Danaher Corp. ..................................... United States 2,757 766,501
Eurofins Scientific SE ................................ Luxembourg 3,345 212,096
a
Evotec SE ......................................... Germany 40,000 286,537
Lonza Group AG .................................... Switzerland 150 95,188
a
Medpace Holdings, Inc. ............................... United States 346 115,495
a
Mettler-Toledo International, Inc. ........................ United States 736 1,103,779
Tecan Group AG .................................... Switzerland 1,900 624,378
Thermo Fisher Scientific, Inc. .......................... United States 5,215 3,225,843
a
Waters Corp. ...................................... United States 470 169,148
West Pharmaceutical Services, Inc. ...................... United States 899 269,844
7,254,115
Machinery 1.7%
Allison Transmission Holdings, Inc. ...................... United States 1,380 132,577
Atlas Copco AB, A ................................... Sweden 29,419 570,197
CNH Industrial NV ................................... United States 92,164 1,023,020
Cummins, Inc. ...................................... United States 879 284,611
Deere & Co. ....................................... United States 2,470 1,030,805

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Illinois Tool Works, Inc. ............................... United States 4,704 $ 1,232,777
Ingersoll Rand, Inc. .................................. United States 4,966 487,463
Interroll Holding AG .................................. Switzerland 225 682,987
Komatsu Ltd. ...................................... Japan 13,200 369,505
Makita Corp. ....................................... Japan 6,200 209,431
Otis Worldwide Corp. ................................ United States 8,459 879,229
Parker-Hannifin Corp. ................................ United States 2,132 1,347,040
Rational AG ....................................... Germany 151 154,177
Schindler Holding AG ................................ Switzerland 639 181,737
Trelleborg AB, B .................................... Sweden 6,427 247,401
b
VAT Group AG, 144A, Reg S ........................... Switzerland 1,050 536,969
Wartsila OYJ Abp ................................... Finland 11,773 263,464
Xylem, Inc. ........................................ United States 2,662 359,450
9,992,840
Marine Transportation 0.1%
Kawasaki Kisen Kaisha Ltd. ........................... Japan 3,800 59,236
Nippon Yusen KK ................................... Japan 6,100 224,047
283,283
Media 0.4%
Comcast Corp., A ................................... United States 49,822 2,081,065
Publicis Groupe SA .................................. France 2,083 227,976
2,309,041
Metals & Mining 0.4%
BHP Group Ltd. .................................... Australia 9,585 297,621
BlueScope Steel Ltd. ................................. Australia 13,131 200,473
Fortescue Ltd. ...................................... Australia 27,991 394,858
Freeport-McMoRan, Inc. .............................. United States 8,492 423,921
JFE Holdings, Inc. ................................... Japan 13,200 177,451
Reliance, Inc. ...................................... United States 869 251,323
Steel Dynamics, Inc. ................................. United States 2,499 315,074
voestalpine AG ..................................... Austria 3,217 83,599
2,144,320
Multi-Utilities 0.9%
Centrica plc ....................................... United Kingdom 142,658 223,154
Engie SA ......................................... France 18,813 325,347
Public Service Enterprise Group, Inc. .................... United States 2,553 227,753
Sempra ........................................... United States 37,284 3,118,061
WEC Energy Group, Inc. .............................. United States 11,820 1,136,848
5,031,163
Oil, Gas & Consumable Fuels 1.9%
BP plc ............................................ United States 296,680 1,547,461
Cheniere Energy, Inc. ................................ United States 437 78,590
Chevron Corp. ..................................... United States 9,561 1,408,049
ConocoPhillips ..................................... United States 24,193 2,547,039
Diamondback Energy, Inc. ............................. United States 422 72,753
DT Midstream, Inc. .................................. United States 1,501 118,069
ENEOS Holdings, Inc. ................................ Japan 48,700 266,622
Exxon Mobil Corp. ................................... United States 4,258 499,123
Galp Energia SGPS SA, B ............................ Portugal 13,085 244,938
Idemitsu Kosan Co. Ltd. .............................. Japan 24,400 176,921
Inpex Corp. ........................................ Japan 11,900 161,100
Marathon Oil Corp. .................................. United States 8,007 213,226

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. ............................ United States 4,870 $ 793,372
Repsol SA ......................................... Spain 28,307 373,383
Shell plc .......................................... United States 38,130 1,237,096
Targa Resources Corp. ............................... United States 538 79,629
TotalEnergies SE ................................... France 7,114 461,992
Valero Energy Corp. ................................. United States 5,444 735,103
11,014,466
Paper & Forest Products 0.0%
†
Mondi plc ......................................... Austria 5,844 111,486
Passenger Airlines 0.0%
†
Delta Air Lines, Inc. .................................. United States 1,570 79,740
a
Qantas Airways Ltd. ................................. Australia 11,129 56,816
Singapore Airlines Ltd. ............................... Singapore 10,600 55,959
192,515
Personal Care Products 0.4%
Beiersdorf AG ...................................... Germany 2,459 370,162
a
BellRing Brands, Inc. ................................. United States 1,328 80,636
Haleon plc, ADR .................................... United States 111,110 1,175,544
L'Oreal SA ........................................ France 1,335 598,850
2,225,192
Pharmaceuticals 2.4%
AstraZeneca plc .................................... United Kingdom 8,238 1,283,464
AstraZeneca plc, ADR ................................ United Kingdom 5,014 390,641
Bristol-Myers Squibb Co. .............................. United States 18,727 968,935
Daiichi Sankyo Co. Ltd. ............................... Japan 21,500 710,146
Eli Lilly & Co. ...................................... United States 3,169 2,807,544
GSK plc .......................................... United States 33,147 674,957
Hikma Pharmaceuticals plc ............................ Jordan 3,148 80,562
Ipsen SA .......................................... France 1,117 137,605
a
Jazz Pharmaceuticals plc ............................. United States 700 77,987
Johnson & Johnson ................................. United States 8,964 1,452,706
Merck & Co., Inc. ................................... United States 6,690 759,716
Novartis AG ....................................... Switzerland 9,282 1,068,752
Novo Nordisk A/S, B ................................. Denmark 11,814 1,401,287
Otsuka Holdings Co. Ltd. ............................. Japan 9,200 522,516
Roche Holding AG .................................. United States 1,423 455,385
Roche Holding AG .................................. United States 241 82,508
Shionogi & Co. Ltd. .................................. Japan 19,200 275,197
Zoetis, Inc., A ...................................... United States 3,191 623,458
13,773,366
Professional Services 0.5%
Adecco Group AG ................................... Switzerland 16,092 548,807
Automatic Data Processing, Inc. ........................ United States 181 50,088
Experian plc ....................................... United States 16,500 869,114
Leidos Holdings, Inc. ................................. United States 2,287 372,781
Recruit Holdings Co. Ltd. ............................. Japan 4,400 267,292
RELX plc ......................................... United Kingdom 5,374 253,760
Robert Half, Inc. .................................... United States 1,793 120,866
Verisk Analytics, Inc., A ............................... United States 493 132,104
Wolters Kluwer NV .................................. Netherlands 1,197 201,918
2,816,730

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd. ............................... Hong Kong 12,500 $ 54,420
Hulic Co. Ltd. ...................................... Japan 9,900 100,770
a
Jones Lang LaSalle, Inc. .............................. United States 634 171,059
326,249
Residential REITs 0.0%
†
Camden Property Trust ............................... United States 757 93,512
Retail REITs 0.2%
Klepierre SA ....................................... France 4,910 160,896
NNN REIT, Inc. ..................................... United States 1,910 92,616
Simon Property Group, Inc. ............................ United States 5,210 880,594
1,134,106
Semiconductors & Semiconductor Equipment 5.2%
Applied Materials, Inc. ................................ United States 4,555 920,338
a
ARM Holdings plc, ADR .............................. United States 700 100,107
ASM International NV ................................ Netherlands 107 70,601
ASML Holding NV ................................... Netherlands 1,694 1,409,298
ASML Holding NV, ADR .............................. Netherlands 1,701 1,417,359
BE Semiconductor Industries NV ........................ Netherlands 1,590 202,808
Broadcom, Inc. ..................................... United States 11,870 2,047,575
a
Cirrus Logic, Inc. .................................... United States 868 107,814
Disco Corp. ........................................ Japan 4,250 1,119,490
Infineon Technologies AG ............................. Germany 21,373 750,429
Intel Corp. ......................................... United States 73,265 1,718,797
KLA Corp. ......................................... United States 796 616,430
Lam Research Corp. ................................. United States 149 121,596
a
Lattice Semiconductor Corp. ........................... United States 1,726 91,599
Microchip Technology, Inc. ............................ United States 19,980 1,604,194
Monolithic Power Systems, Inc. ......................... United States 900 832,050
a
Nova Ltd. ......................................... Israel 2,720 566,685
NVIDIA Corp. ...................................... United States 101,934 12,378,865
NXP Semiconductors NV ............................. China 1,737 416,897
QUALCOMM, Inc. ................................... United States 3,686 626,804
SCREEN Holdings Co. Ltd. ............................ Japan 1,800 126,570
STMicroelectronics NV ............................... Singapore 20,389 608,959
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 36,084 1,084,023
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ......... Taiwan 4,410 765,885
Texas Instruments, Inc. ............................... United States 3,240 669,287
30,374,460
Software 5.2%
a
Adobe, Inc. ........................................ United States 3,316 1,716,958
a
AppLovin Corp., A ................................... United States 4,069 531,208
a
Autodesk, Inc. ...................................... United States 1,962 540,492
a
Cadence Design Systems, Inc. ......................... United States 2,560 693,837
a
Check Point Software Technologies Ltd. .................. Israel 2,241 432,087
a
Crowdstrike Holdings, Inc., A ........................... United States 550 154,258
a
CyberArk Software Ltd. ............................... United States 2,800 816,508
a
DocuSign, Inc., A ................................... United States 3,139 194,901
a
Dropbox, Inc., A .................................... United States 4,223 107,391
a
Fair Isaac Corp. .................................... United States 395 767,690
Gen Digital, Inc. .................................... United States 3,268 89,641
Intuit, Inc. ......................................... United States 3,201 1,987,821
a
Kinaxis, Inc. ....................................... Canada 7,300 867,298
a
Manhattan Associates, Inc. ............................ United States 869 244,519
Microsoft Corp. ..................................... United States 26,771 11,519,561

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Monday.com Ltd. .................................... United States 2,800 $ 777,756
a
Nice Ltd., ADR ..................................... Israel 2,900 503,643
Oracle Corp. ....................................... United States 5,669 965,998
a
Palo Alto Networks, Inc. .............................. United States 2,557 873,983
a
PTC, Inc. ......................................... United States 2,682 484,530
Sage Group plc (The) ................................ United Kingdom 25,205 346,248
Salesforce, Inc. ..................................... United States 4,607 1,260,982
SAP SE .......................................... Germany 5,146 1,177,164
a
ServiceNow, Inc. .................................... United States 1,299 1,161,813
a
Synopsys, Inc. ..................................... United States 1,477 747,938
a
Tyler Technologies, Inc. ............................... United States 275 160,523
a
Workday, Inc., A .................................... United States 3,700 904,317
a
Xero Ltd. .......................................... New Zealand 3,185 329,268
a
Zoom Video Communications, Inc., A .................... United States 1,248 87,036
30,445,369
Specialized REITs 0.3%
American Tower Corp. ................................ United States 4,486 1,043,264
Equinix, Inc. ....................................... United States 822 729,632
Public Storage ..................................... United States 273 99,337
VICI Properties, Inc., A ............................... United States 2,829 94,234
1,966,467
Specialty Retail 0.9%
a
AutoZone, Inc. ..................................... United States 27 85,051
Bath & Body Works, Inc. .............................. United States 3,856 123,084
Best Buy Co., Inc. ................................... United States 3,336 344,609
Dick's Sporting Goods, Inc. ............................ United States 882 184,074
Home Depot, Inc. (The) ............................... United States 3,255 1,318,926
Industria de Diseno Textil SA ........................... Spain 12,075 715,224
JD Sports Fashion plc ................................ United Kingdom 322,952 665,958
Murphy USA, Inc. ................................... United States 290 142,932
a
O'Reilly Automotive, Inc. .............................. United States 820 944,312
TJX Cos., Inc. (The) ................................. United States 2,097 246,481
Williams-Sonoma, Inc. ............................... United States 1,898 294,038
5,064,689
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc. ........................................ United States 39,651 9,238,683
Brother Industries Ltd. ................................ Japan 6,600 129,433
HP, Inc. ........................................... United States 9,323 334,416
Logitech International SA ............................. Switzerland 807 72,276
NetApp, Inc. ....................................... United States 3,453 426,480
Samsung Electronics Co. Ltd. .......................... South Korea 24,683 1,143,831
Seiko Epson Corp. .................................. Japan 5,900 109,135
11,454,254
Textiles, Apparel & Luxury Goods 0.7%
adidas AG ......................................... Germany 926 245,400
Asics Corp. ........................................ Japan 20,600 432,738
a
Deckers Outdoor Corp. ............................... United States 2,303 367,213
Hermes International SCA ............................. France 96 236,407
Kering SA ......................................... France 1,578 454,272
LVMH Moet Hennessy Louis Vuitton SE .................. France 521 399,578
NIKE, Inc., B ....................................... United States 4,578 404,695
Pandora A/S ....................................... Denmark 2,457 404,961
Puma SE ......................................... Germany 18,000 752,757
PVH Corp. ........................................ United States 643 64,834

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp., A ................................ United States 573 $ 111,087
Swatch Group AG (The), N ............................ Switzerland 1,506 64,542
3,938,484
Tobacco 0.3%
Altria Group, Inc. .................................... United States 17,243 880,083
Imperial Brands plc .................................. United Kingdom 9,967 289,952
Japan Tobacco, Inc. ................................. Japan 9,900 288,652
1,458,687
Trading Companies & Distributors 0.5%
AerCap Holdings NV ................................. Ireland 5,642 534,410
Fastenal Co. ....................................... United States 7,882 562,932
RS Group plc ...................................... United Kingdom 61,000 663,054
Toyota Tsusho Corp. ................................. Japan 18,300 334,569
WW Grainger, Inc. ................................... United States 902 937,007
3,031,972
Transportation Infrastructure 0.0%
†
b
Aena SME SA, 144A, Reg S ........................... Spain 516 113,363
Getlink SE ........................................ France 2,793 49,822
163,185
Water Utilities 0.0%
†
American Water Works Co., Inc. ........................ United States 1,453 212,487
Wireless Telecommunication Services 0.0%
†
Tele2 AB, B ........................................ Sweden 15,719 177,853
Vodafone Group plc ................................. United Kingdom 80,405 80,588
258,441
Total Common Stocks (Cost $223,242,216) ...................................
339,079,924
Preferred Stocks 0.1%
Household Products 0.0%
†
c
Henkel AG & Co. KGaA, 2.19% ......................... Germany 3,677 345,668
Life Sciences Tools & Services 0.1%
c
Sartorius AG, 0.29% ................................. Germany 1,278 359,380
Total Preferred Stocks (Cost $722,439) .......................................
705,048
Units
Limited Partnerships 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enterprise Products Partners LP ........................ United States 63,354 1,844,235
1,844,235
Total Limited Partnerships (Cost $1,624,417) .................................
1,844,235
Principal
Amount
*
Corporate Bonds 11.5%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 .......................... United States 20,000 18,519

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Boeing Co. (The), (continued)
Senior Bond, 3.25%, 2/01/35 ......................... United States 10,000 $ 8,146
Senior Bond, 3.5%, 3/01/39 .......................... United States 200,000 152,428
b
Senior Bond, 144A, 6.528%, 5/01/34 ................... United States 200,000 214,729
Senior Note, 4.875%, 5/01/25 ........................ United States 40,000 39,855
Senior Note, 5.15%, 5/01/30 ......................... United States 30,000 30,082
General Dynamics Corp. , Senior Bond , 4.25% , 4/01/50 .......
United States 10,000 9,044
Howmet Aerospace, Inc. ,
Senior Note, 3%, 1/15/29 ........................... United States 150,000 142,357
Senior Note, 4.85%, 10/15/31 ........................ United States 50,000 51,069
Lockheed Martin Corp. ,
Senior Bond, 3.9%, 6/15/32 .......................... United States 10,000 9,802
Senior Bond, 4.15%, 6/15/53 ......................... United States 50,000 44,129
Senior Bond, 5.2%, 2/15/64 .......................... United States 10,000 10,366
Northrop Grumman Corp. ,
Senior Bond, 3.25%, 1/15/28 ......................... United States 10,000 9,720
Senior Bond, 5.25%, 5/01/50 ......................... United States 190,000 194,231
Senior Bond, 4.95%, 3/15/53 ......................... United States 100,000 97,904
Senior Note, 2.93%, 1/15/25 ......................... United States 20,000 19,878
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 20,000 19,955
Senior Bond, 4.15%, 5/15/45 ......................... United States 20,000 17,498
Senior Bond, 3.125%, 7/01/50 ........................ United States 30,000 21,508
Senior Bond, 2.82%, 9/01/51 ......................... United States 125,000 83,699
Senior Bond, 3.03%, 3/15/52 ......................... United States 200,000 139,897
Senior Note, 6%, 3/15/31 ........................... United States 20,000 21,759
1,356,575
Air Freight & Logistics 0.1%
FedEx Corp. , Senior Bond , 2.4% , 5/15/31 .................
United States 200,000 177,040
United Parcel Service, Inc. , Senior Bond , 3.75% , 11/15/47 .....
United States 100,000 82,305
259,345
Automobiles 0.1%
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 ...............
United States 20,000 20,508
General Motors Co. , Senior Bond , 6.6% , 4/01/36 ............
United States 20,000 21,650
b
Hyundai Capital America ,
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 250,000 257,638
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 200,000 206,855
506,651
Banks 2.4%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 200,000 207,096
Bank of America Corp. ,
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 . United States 80,000 77,842
Senior Bond, 3.974% to 2/06/29, FRN thereafter, 2/07/30 ... United States 230,000 226,043
Senior Bond, 1.922% to 10/23/30, FRN thereafter, 10/24/31 . United States 200,000 172,386
Senior Bond, 2.572% to 10/19/31, FRN thereafter, 10/20/32 . United States 90,000 78,940
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ... United States 70,000 69,686
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 240,000 252,477
Senior Bond, 5%, 1/21/44 ........................... United States 20,000 20,360
Senior Bond, 4.083% to 3/19/50, FRN thereafter, 3/20/51 ... United States 100,000 86,963
Senior Note, 1.319% to 6/18/25, FRN thereafter, 6/19/26 .... United States 150,000 146,338

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 1,030,000 $ 1,087,478
Sub. Bond, 4%, 1/22/25 ............................ United States 20,000 19,941
Sub. Bond, 4.25%, 10/22/26 ......................... United States 100,000 99,974
Sub. Bond, 2.482% to 9/20/31, FRN thereafter, 9/21/36 ..... United States 10,000 8,441
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 200,000 199,626
Bank of Montreal , Senior Note , 1.85% , 5/01/25 .............
Canada 30,000 29,528
Bank of Nova Scotia (The) ,
Senior Note, 3.45%, 4/11/25 ......................... Canada 50,000 49,667
Sub. Bond, 4.588% to 5/03/32, FRN thereafter, 5/04/37 ..... Canada 10,000 9,516
b
BNP Paribas SA ,
Senior Non-Preferred Note, 144A, 2.819% to 11/18/24, FRN
thereafter, 11/19/25 ................................ France 200,000 199,243
Senior Non-Preferred Note, 144A, 1.675% to 6/29/26, FRN
thereafter, 6/30/27 ................................. France 200,000 190,690
Senior Preferred Note, 144A, 5.176% to 1/08/29, FRN
thereafter, 1/09/30 ................................. France 250,000 256,595
b
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 250,000 237,092
Citibank NA , Senior Note , 5.438% , 4/30/26 ................
United States 750,000 764,866
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ... United States 510,000 459,108
Senior Bond, 4.91% to 5/23/32, FRN thereafter, 5/24/33 .... United States 80,000 80,665
Senior Bond, 2.904% to 11/02/41, FRN thereafter, 11/03/42 .. United States 30,000 22,620
Senior Note, 3.29% to 3/16/25, FRN thereafter, 3/17/26 ..... United States 40,000 39,677
Senior Note, 4.658% to 5/23/27, FRN thereafter, 5/24/28 .... United States 120,000 121,037
Senior Note, 5.174% to 2/12/29, FRN thereafter, 2/13/30 .... United States 300,000 308,247
Sub. Bond, 5.5%, 9/13/25 ........................... United States 10,000 10,064
Sub. Bond, 4.45%, 9/29/27 .......................... United States 40,000 40,062
Sub. Bond, 5.3%, 5/06/44 ........................... United States 20,000 20,363
b,d
Commonwealth Bank of Australia , Senior Note , 144A, FRN ,
5.58% , ( SOFR + 0.74% ), 3/14/25 ...................... Australia 230,000 230,236
b
Cooperatieve Rabobank UA , Senior Non-Preferred Note , 144A,
3.649% to 4/05/27, FRN thereafter , 4/06/28 .............. Netherlands 250,000 245,493
b
Danske Bank A/S ,
Senior Non-Preferred Note, 144A, 5.705% to 2/28/29, FRN
thereafter, 3/01/30 ................................. Denmark 200,000 208,520
Senior Preferred Note, 144A, 5.427% to 2/28/27, FRN
thereafter, 3/01/28 ................................. Denmark 200,000 205,070
HSBC Holdings plc ,
Senior Note, 1.645% to 8/17/25, FRN thereafter, 4/18/26 .... United Kingdom 525,000 515,385
Senior Note, 4.755% to 6/08/27, FRN thereafter, 6/09/28 .... United Kingdom 200,000 201,473
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 .... United States 1,200,000 1,178,495
Senior Bond, 4.452% to 12/04/28, FRN thereafter, 12/05/29 . United States 60,000 60,291
Senior Bond, 2.545% to 11/07/31, FRN thereafter, 11/08/32 .. United States 30,000 26,399
Senior Bond, 5.35% to 5/31/33, FRN thereafter, 6/01/34 .... United States 200,000 209,399
Senior Bond, 5.336% to 1/22/34, FRN thereafter, 1/23/35 ... United States 100,000 104,563
Senior Bond, 3.109% to 4/21/50, FRN thereafter, 4/22/51 ... United States 20,000 14,790
Senior Note, 2.083% to 4/21/25, FRN thereafter, 4/22/26 .... United States 80,000 78,739
Senior Note, 4.565% to 6/13/29, FRN thereafter, 6/14/30 .... United States 60,000 60,554
Sub. Bond, 3.625%, 12/01/27 ........................ United States 60,000 59,105
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 200,000 184,007
Sub. Bond, 4.95%, 6/01/45 .......................... United States 10,000 9,993
KeyBank NA , Senior Note , 4.15% , 8/08/25 ................
United States 250,000 248,202

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 200,000 $ 209,265
PNC Financial Services Group, Inc. (The) ,
e
T, Junior Sub. Bond, 3.4% to 9/14/26, FRN thereafter,
Perpetual ....................................... United States 230,000 210,637
Senior Bond, 5.676% to 1/21/34, FRN thereafter, 1/22/35 ... United States 50,000 53,029
Senior Note, 5.812% to 6/11/25, FRN thereafter, 6/12/26 .... United States 10,000 10,067
Senior Note, 5.582% to 6/11/28, FRN thereafter, 6/12/29 .... United States 30,000 31,234
Royal Bank of Canada ,
Senior Bond, 3.875%, 5/04/32 ........................ Canada 50,000 48,289
Senior Note, 1.15%, 6/10/25 ......................... Canada 20,000 19,546
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 200,000 190,276
b
Societe Generale SA ,
Senior Non-Preferred Note, 144A, 2.625%, 1/22/25 ........ France 250,000 247,904
Senior Non-Preferred Note, 144A, 1.792% to 6/08/26, FRN
thereafter, 6/09/27 ................................. France 200,000 190,090
b
Standard Chartered plc , Senior Bond , 144A, 4.05% , 4/12/26 ... United Kingdom 250,000 248,291
Toronto-Dominion Bank (The) , Senior Note , 1.15% , 6/12/25 ....
Canada 20,000 19,539
Truist Financial Corp. ,
Senior Note, 5.9% to 10/27/25, FRN thereafter, 10/28/26 .... United States 150,000 151,973
Senior Note, 6.047% to 6/07/26, FRN thereafter, 6/08/27 .... United States 20,000 20,530
b
UniCredit SpA , Senior Preferred Note , 144A, 1.982% to 6/02/26,
FRN thereafter , 6/03/27 ............................. Italy 300,000 286,972
US Bancorp ,
Senior Bond, 5.836% to 6/09/33, FRN thereafter, 6/12/34 ... United States 10,000 10,681
Senior Note, 1.45%, 5/12/25 ......................... United States 30,000 29,456
Senior Note, 5.775% to 6/11/28, FRN thereafter, 6/12/29 .... United States 20,000 20,966
Senior Note, 5.1% to 7/22/29, FRN thereafter, 7/23/30 ...... United States 300,000 308,882
Wells Fargo & Co. ,
Senior Bond, 2.879% to 10/29/29, FRN thereafter, 10/30/30 . United States 440,000 408,281
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 230,000 210,331
Senior Bond, 5.389% to 4/23/33, FRN thereafter, 4/24/34 ... United States 450,000 466,960
Senior Bond, 5.013% to 4/03/50, FRN thereafter, 4/04/51 ... United States 200,000 196,236
Senior Note, 2.188% to 4/29/25, FRN thereafter, 4/30/26 .... United States 60,000 59,034
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ..... United States 100,000 99,850
Senior Note, 4.808% to 7/24/27, FRN thereafter, 7/25/28 .... United States 390,000 394,643
Senior Note, 5.198% to 1/22/29, FRN thereafter, 1/23/30 .... United States 100,000 103,117
Sub. Bond, 4.3%, 7/22/27 ........................... United States 60,000 60,147
Sub. Bond, 4.9%, 11/17/45 .......................... United States 80,000 75,095
13,814,666
Beverages 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide,
Inc. , Senior Bond , 4.7% , 2/01/36 ...................... Belgium 100,000 100,449
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.75%, 1/23/29 ......................... Belgium 60,000 61,582
Senior Bond, 3.5%, 6/01/30 .......................... Belgium 350,000 339,846
Senior Bond, 4.35%, 6/01/40 ......................... Belgium 30,000 28,348
Senior Bond, 5.8%, 1/23/59 .......................... Belgium 150,000 169,139
Coca-Cola Co. (The) , Senior Bond , 2.5% , 6/01/40 ...........
United States 10,000 7,573
Constellation Brands, Inc. ,
Senior Bond, 4.9%, 5/01/33 .......................... United States 200,000 202,194

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages (continued)
Constellation Brands, Inc., (continued)
Senior Note, 4.35%, 5/09/27 ......................... United States 10,000 $ 10,030
919,161
Biotechnology 0.4%
AbbVie, Inc. ,
Senior Bond, 5.05%, 3/15/34 ......................... United States 20,000 20,898
Senior Bond, 4.85%, 6/15/44 ......................... United States 400,000 395,565
Senior Bond, 4.75%, 3/15/45 ......................... United States 100,000 97,364
Senior Bond, 4.25%, 11/21/49 ........................ United States 40,000 35,856
Senior Note, 2.6%, 11/21/24 ......................... United States 100,000 99,662
Senior Note, 2.95%, 11/21/26 ........................ United States 40,000 39,169
Senior Note, 4.8%, 3/15/29 .......................... United States 20,000 20,589
Senior Note, 3.2%, 11/21/29 ......................... United States 90,000 86,091
Senior Note, 4.95%, 3/15/31 ......................... United States 10,000 10,401
Amgen, Inc. ,
Senior Bond, 2.45%, 2/21/30 ......................... United States 200,000 182,730
Senior Bond, 5.25%, 3/02/33 ......................... United States 100,000 104,144
Senior Bond, 5.6%, 3/02/43 .......................... United States 420,000 441,498
b
CSL Finance plc , Senior Bond , 144A, 5.106% , 4/03/34 ....... Australia 190,000 197,131
Gilead Sciences, Inc. ,
Senior Bond, 5.25%, 10/15/33 ........................ United States 140,000 147,714
Senior Bond, 4.75%, 3/01/46 ......................... United States 10,000 9,577
Regeneron Pharmaceuticals, Inc. ,
Senior Bond, 1.75%, 9/15/30 ......................... United States 200,000 172,867
Senior Bond, 2.8%, 9/15/50 .......................... United States 340,000 224,029
2,285,285
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Bond, 1.5%, 6/03/30 .......................... United States 30,000 26,257
Senior Bond, 3.6%, 4/13/32 .......................... United States 70,000 67,676
Senior Bond, 3.875%, 8/22/37 ........................ United States 30,000 28,227
Senior Bond, 2.5%, 6/03/50 .......................... United States 110,000 72,761
Senior Bond, 4.25%, 8/22/57 ......................... United States 10,000 9,059
Senior Note, 1.2%, 6/03/27 .......................... United States 60,000 56,076
b
Prosus NV , Senior Bond , 144A, 3.68% , 1/21/30 ............. China 200,000 188,681
448,737
Building Products 0.1%
Owens Corning , Senior Bond , 5.7% , 6/15/34 ...............
United States 525,000 557,676
Capital Markets 0.9%
BlackRock Funding, Inc. , Senior Bond , 5.25% , 3/14/54 .......
United States 100,000 103,703
Charles Schwab Corp. (The) ,
Senior Bond, 6.136% to 8/23/33, FRN thereafter, 8/24/34 ... United States 10,000 10,937
Senior Note, 5.875%, 8/24/26 ........................ United States 40,000 41,177
Deutsche Bank AG , Senior Preferred Note , 5.371% , 9/09/27 ...
Germany 150,000 154,455
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.5%, 1/23/25 .......................... United States 225,000 223,999
Senior Bond, 3.691% to 6/04/27, FRN thereafter, 6/05/28 ... United States 140,000 137,801
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .. United States 70,000 61,519
Senior Bond, 5.851% to 4/24/34, FRN thereafter, 4/25/35 ... United States 235,000 252,605
Senior Bond, 2.908% to 7/20/41, FRN thereafter, 7/21/42 ... United States 40,000 30,428
Senior Note, 3.5%, 4/01/25 .......................... United States 40,000 39,757

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The), (continued)
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .. United States 200,000 $ 190,688
Senior Note, 2.64% to 2/23/27, FRN thereafter, 2/24/28 ..... United States 200,000 192,268
Senior Note, 5.727% to 4/24/29, FRN thereafter, 4/25/30 .... United States 200,000 210,235
Sub. Bond, 4.25%, 10/21/25 ......................... United States 200,000 199,309
Sub. Bond, 5.15%, 5/22/45 .......................... United States 50,000 50,015
Intercontinental Exchange, Inc. , Senior Bond , 4.6% , 3/15/33 ...
United States 10,000 10,123
Jefferies Financial Group, Inc. , Senior Note , 6.2% , 4/14/34 ....
United States 125,000 133,869
Morgan Stanley ,
Senior Bond, 3.591%, 7/22/28 ........................ United States 860,000 842,798
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 40,000 39,348
Senior Bond, 3.622% to 3/31/30, FRN thereafter, 4/01/31 ... United States 520,000 499,438
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .. United States 100,000 87,319
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 .... United States 250,000 258,295
Senior Bond, 5.466% to 1/17/34, FRN thereafter, 1/18/35 ... United States 60,000 62,758
Senior Bond, 5.32% to 7/18/34, FRN thereafter, 7/19/35 .... United States 30,000 31,165
Senior Note, 2.188% to 4/27/25, FRN thereafter, 4/28/26 .... United States 50,000 49,227
b
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 100,000 103,038
UBS AG , Senior Note , 1.25% , 8/07/26 ....................
Switzerland 250,000 237,410
b
UBS Group AG ,
Senior Bond, 144A, 2.095% to 2/10/31, FRN thereafter, 2/11/32 Switzerland 225,000 191,729
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 250,000 239,217
Senior Note, 144A, 6.327% to 12/21/26, FRN thereafter,
12/22/27 ........................................ Switzerland 300,000 312,303
d
Senior Note, 144A, FRN, 6.246%, (1-year CMT T-Note + 1.8%),
9/22/29 ......................................... Switzerland 200,000 212,387
5,209,320
Chemicals 0.2%
Albemarle Corp. , Senior Note , 4.65% , 6/01/27 ..............
United States 100,000 100,516
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .....
United States 100,000 98,235
Nutrien Ltd. , Senior Bond , 2.95% , 5/13/30 .................
Canada 200,000 186,152
b
Solvay Finance America LLC , Senior Note , 144A, 5.65% , 6/04/29 Belgium 200,000 208,386
Westlake Corp. ,
Senior Bond, 3.375%, 6/15/30 ........................ United States 200,000 189,131
Senior Bond, 3.125%, 8/15/51 ........................ United States 250,000 169,277
951,697
Commercial Services & Supplies 0.1%
Cintas Corp. No. 2 ,
Senior Bond, 3.7%, 4/01/27 .......................... United States 10,000 9,934
Senior Bond, 4%, 5/01/32 ........................... United States 10,000 9,811
RELX Capital, Inc. , Senior Bond , 3% , 5/22/30 ..............
United Kingdom 300,000 281,053
Republic Services, Inc. , Senior Bond , 5% , 4/01/34 ...........
United States 200,000 206,063
Veralto Corp. , Senior Note , 5.5% , 9/18/26 .................
United States 250,000 255,748
Waste Connections, Inc. , Senior Bond , 5% , 3/01/34 ..........
United States 20,000 20,538
783,147
Communications Equipment 0.1%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........
United States 230,000 241,634
Motorola Solutions, Inc. ,
Senior Bond, 4.6%, 5/23/29 .......................... United States 280,000 282,653

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
Motorola Solutions, Inc., (continued)
Senior Bond, 5.4%, 4/15/34 .......................... United States 150,000 $ 156,623
680,910
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.4%, 10/29/33 ......................... Ireland 150,000 132,774
Senior Note, 2.45%, 10/29/26 ........................ Ireland 150,000 144,100
Senior Note, 3%, 10/29/28 .......................... Ireland 300,000 283,484
American Express Co. , Senior Note , 4.05% , 5/03/29 .........
United States 20,000 20,042
Capital One Financial Corp. , Senior Bond , 3.75% , 3/09/27 .....
United States 435,000 429,523
General Motors Financial Co., Inc. ,
Senior Note, 5.4%, 4/06/26 .......................... United States 240,000 243,006
Senior Note, 4.9%, 10/06/29 ......................... United States 125,000 125,180
John Deere Capital Corp. , Senior Bond , 4.35% , 9/15/32 ......
United States 200,000 201,553
Toyota Motor Credit Corp. , Senior Note , 4.45% , 5/18/26 ......
United States 220,000 221,678
1,801,340
Consumer Staples Distribution & Retail 0.1%
Costco Wholesale Corp. , Senior Bond , 1.75% , 4/20/32 .......
United States 20,000 17,043
Dollar Tree, Inc. , Senior Bond , 2.65% , 12/01/31 .............
United States 200,000 172,110
Kroger Co. (The) ,
Senior Bond, 5%, 9/15/34 ........................... United States 20,000 20,174
Senior Note, 4.7%, 8/15/26 .......................... United States 150,000 151,048
Target Corp. , Senior Bond , 2.95% , 1/15/52 ................
United States 350,000 248,303
Walmart, Inc. , Senior Note , 1.5% , 9/22/28 .................
United States 10,000 9,198
617,876
Containers & Packaging 0.0%
†
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ..................
United States 135,000 118,662
Diversified REITs 0.1%
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .....
United States 395,000 387,381
VICI Properties LP , Senior Note , 4.95% , 2/15/30 ............
United States 200,000 201,350
b
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A,
4.125% , 8/15/30 ................................... United States 150,000 142,566
731,297
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 690,000 581,913
Senior Bond, 3.5%, 9/15/53 .......................... United States 20,000 14,705
Senior Bond, 3.55%, 9/15/55 ......................... United States 30,000 21,963
Senior Bond, 3.65%, 9/15/59 ......................... United States 10,000 7,262
Senior Note, 1.65%, 2/01/28 ......................... United States 20,000 18,442
Orange SA , Senior Bond , 9% , 3/01/31 ....................
France 100,000 123,761
Verizon Communications, Inc. ,
Senior Bond, 2.55%, 3/21/31 ......................... United States 200,000 178,650
Senior Bond, 4.5%, 8/10/33 .......................... United States 70,000 69,193
Senior Bond, 2.85%, 9/03/41 ......................... United States 200,000 150,515
Senior Bond, 3.85%, 11/01/42 ........................ United States 100,000 85,508
b
Senior Bond, 144A, 4.78%, 2/15/35 .................... United States 75,000 74,923

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., (continued)
Senior Note, 2.355%, 3/15/32 ........................ United States 640,000 $ 551,578
1,878,413
Electric Utilities 0.5%
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 20,000 17,584
b
Cleveland Electric Illuminating Co. (The) , Senior Bond , 144A,
3.5% , 4/01/28 .................................... United States 10,000 9,663
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .......
United States 200,000 169,431
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .......
United States 200,000 228,675
Duke Energy Indiana LLC , Senior Bond , 5.4% , 4/01/53 .......
United States 250,000 257,732
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 230,000 240,238
b
Enel Finance International NV , Senior Bond , 144A, 2.5% , 7/12/31 Italy 200,000 173,999
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ......................... United States 425,000 418,642
Senior Bond, 5.625%, 6/15/35 ........................ United States 10,000 10,623
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ............
United States 400,000 364,399
MidAmerican Energy Co. , Senior Bond , 3.65% , 4/15/29 .......
United States 20,000 19,659
b
Mid-Atlantic Interstate Transmission LLC , Senior Bond , 144A,
4.1% , 5/15/28 .................................... United States 10,000 9,929
Pacific Gas and Electric Co. ,
Senior Bond, 2.5%, 2/01/31 .......................... United States 10,000 8,765
Senior Bond, 3.3%, 8/01/40 .......................... United States 10,000 7,772
Senior Bond, 3.5%, 8/01/50 .......................... United States 10,000 7,248
Senior Note, 2.1%, 8/01/27 .......................... United States 10,000 9,374
Senior Note, 3.3%, 12/01/27 ......................... United States 250,000 241,326
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ..........
United States 300,000 290,070
Virginia Electric and Power Co. , Senior Bond , 2.4% , 3/30/32 ...
United States 520,000 453,943
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 .............
United States 150,000 155,834
3,094,906
Electrical Equipment 0.0%
†
Eaton Corp. , Senior Bond , 4.15% , 11/02/42 ................
United States 10,000 9,161
Emerson Electric Co. , Senior Bond , 2.8% , 12/21/51 ..........
United States 60,000 41,289
50,450
Energy Equipment & Services 0.0%
†
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. ,
Senior Bond , 4.08% , 12/15/47 ........................ United States 285,000 242,165
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond, 4.9%, 8/15/34 .......................... United States 100,000 103,474
Senior Bond, 5.4%, 8/15/54 .......................... United States 200,000 211,896
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 225,000 236,813
Warnermedia Holdings, Inc. ,
Senior Bond, 5.05%, 3/15/42 ......................... United States 390,000 318,562
Senior Bond, 5.141%, 3/15/52 ........................ United States 10,000 7,719
Senior Note, 6.412%, 3/15/26 ........................ United States 10,000 10,006
Senior Note, 3.755%, 3/15/27 ........................ United States 10,000 9,672
Senior Note, 4.054%, 3/15/29 ........................ United States 10,000 9,476

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Warnermedia Holdings, Inc., (continued)
Senior Note, 4.279%, 3/15/32 ........................ United States 20,000 $ 17,773
925,391
Financial Services 0.2%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 150,000 160,027
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 ........ Portugal 200,000 184,112
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 .......................... United States 270,000 260,953
Senior Bond, 2.65%, 6/01/30 ......................... United States 200,000 182,296
Global Payments, Inc. , Senior Note , 5.4% , 8/15/32 ..........
United States 100,000 102,709
Mastercard, Inc. ,
Senior Bond, 3.35%, 3/26/30 ......................... United States 10,000 9,663
Senior Bond, 3.85%, 3/26/50 ......................... United States 40,000 33,861
b
NTT Finance Corp. , Senior Bond , 144A, 2.065% , 4/03/31 ..... Japan 250,000 216,034
PayPal Holdings, Inc. ,
Senior Bond, 2.3%, 6/01/30 .......................... United States 10,000 9,068
Senior Bond, 4.4%, 6/01/32 .......................... United States 10,000 10,031
Shell International Finance BV ,
Senior Bond, 2.75%, 4/06/30 ......................... United States 50,000 46,605
Senior Bond, 4%, 5/10/46 ........................... United States 20,000 17,128
Senior Bond, 3.25%, 4/06/50 ......................... United States 30,000 22,281
Visa, Inc. , Senior Bond , 4.3% , 12/14/45 ...................
United States 10,000 9,323
1,264,091
Food Products 0.3%
Conagra Brands, Inc. , Senior Bond , 5.4% , 11/01/48 ..........
United States 250,000 247,597
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 ...........
United States 175,000 175,054
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3.625%, 1/15/32 ........................ United States 200,000 182,975
Senior Note, 5.75%, 4/01/33 ......................... United States 200,000 207,341
b
Mars, Inc. ,
Senior Bond, 144A, 3.2%, 4/01/30 ..................... United States 130,000 123,092
Senior Bond, 144A, 4.75%, 4/20/33 .................... United States 150,000 151,214
Senior Bond, 144A, 2.375%, 7/16/40 ................... United States 10,000 7,136
Mondelez International, Inc. ,
Senior Bond, 4.75%, 8/28/34 ......................... United States 200,000 201,625
Senior Note, 1.5%, 5/04/25 .......................... United States 20,000 19,606
Senior Note, 4.75%, 2/20/29 ......................... United States 250,000 255,663
1,571,303
Gas Utilities 0.1%
Southern California Gas Co. , Senior Bond , 6.35% , 11/15/52 ...
United States 350,000 405,992
Ground Transportation 0.1%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 200,000 209,146
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 .......................... United States 200,000 198,659
Senior Bond, 2.875%, 6/15/52 ........................ United States 10,000 6,906
CSX Corp. ,
Senior Bond, 3.8%, 11/01/46 ......................... United States 100,000 83,802
Senior Bond, 4.75%, 11/15/48 ........................ United States 275,000 264,478

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
Union Pacific Corp. ,
Senior Bond, 2.4%, 2/05/30 .......................... United States 10,000 $ 9,180
Senior Bond, 2.891%, 4/06/36 ........................ United States 10,000 8,611
Senior Bond, 3.839%, 3/20/60 ........................ United States 10,000 8,003
Senior Bond, 3.75%, 2/05/70 ......................... United States 10,000 7,584
Senior Note, 2.15%, 2/05/27 ......................... United States 10,000 9,592
805,961
Health Care Equipment & Supplies 0.1%
Baxter International, Inc. , Senior Bond , 2.539% , 2/01/32 ......
United States 500,000 433,792
Medtronic Global Holdings SCA , Senior Note , 4.25% , 3/30/28 ..
United States 200,000 201,731
b
Solventum Corp. ,
Senior Bond, 144A, 5.6%, 3/23/34 ..................... United States 100,000 103,597
Senior Bond, 144A, 5.9%, 4/30/54 ..................... United States 40,000 41,465
Senior Note, 144A, 5.4%, 3/01/29 ..................... United States 20,000 20,582
Senior Note, 144A, 5.45%, 3/13/31 .................... United States 30,000 30,938
832,105
Health Care Providers & Services 0.6%
Ascension Health , Senior Bond , 3.945% , 11/15/46 ...........
United States 200,000 174,534
Centene Corp. , Senior Bond , 3% , 10/15/30 ................
United States 200,000 179,190
Cigna Group (The) ,
Senior Bond, 2.375%, 3/15/31 ........................ United States 100,000 88,212
Senior Bond, 4.8%, 8/15/38 .......................... United States 20,000 19,496
Senior Bond, 4.9%, 12/15/48 ......................... United States 20,000 18,849
Senior Note, 3.05%, 10/15/27 ........................ United States 55,000 53,353
Senior Note, 4.375%, 10/15/28 ....................... United States 60,000 60,248
CVS Health Corp. ,
Senior Bond, 3.875%, 7/20/25 ........................ United States 10,000 9,930
Senior Bond, 4.3%, 3/25/28 .......................... United States 30,000 29,925
Senior Bond, 3.75%, 4/01/30 ......................... United States 30,000 28,755
Senior Bond, 2.125%, 9/15/31 ........................ United States 50,000 42,263
Senior Bond, 4.78%, 3/25/38 ......................... United States 40,000 37,759
Senior Bond, 5.3%, 12/05/43 ......................... United States 500,000 482,138
Senior Bond, 5.125%, 7/20/45 ........................ United States 100,000 93,227
Senior Bond, 5.05%, 3/25/48 ......................... United States 40,000 36,536
Senior Bond, 4.25%, 4/01/50 ......................... United States 20,000 16,159
Elevance Health, Inc. ,
Senior Bond, 3.65%, 12/01/27 ........................ United States 20,000 19,723
Senior Bond, 4.1%, 5/15/32 .......................... United States 10,000 9,764
Senior Bond, 5.1%, 1/15/44 .......................... United States 400,000 396,016
Senior Bond, 4.55%, 5/15/52 ......................... United States 10,000 8,931
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 408,000 408,589
Senior Note, 3.625%, 3/15/32 ........................ United States 200,000 185,002
Humana, Inc. , Senior Bond , 3.125% , 8/15/29 ...............
United States 90,000 84,971
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 200,000 212,861
Kaiser Foundation Hospitals , Senior Bond , 4.15% , 5/01/47 ....
United States 175,000 157,395
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 .........
United States 300,000 270,628
UnitedHealth Group, Inc. ,
Senior Bond, 2.75%, 5/15/40 ......................... United States 30,000 22,981
Senior Bond, 3.05%, 5/15/41 ......................... United States 245,000 193,529
Senior Bond, 3.25%, 5/15/51 ......................... United States 10,000 7,414
Senior Bond, 3.875%, 8/15/59 ........................ United States 30,000 23,948

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc., (continued)
Senior Note, 4%, 5/15/29 ........................... United States 20,000 $ 19,959
Senior Note, 4.2%, 5/15/32 .......................... United States 30,000 29,774
Senior Note, 5.15%, 7/15/34 ......................... United States 100,000 104,408
3,526,467
Health Care REITs 0.0%
†
Alexandria Real Estate Equities, Inc. ,
Senior Bond, 2.95%, 3/15/34 ......................... United States 225,000 194,654
Senior Bond, 5.25%, 5/15/36 ......................... United States 50,000 50,884
245,538
Health Care Technology 0.0%
†
IQVIA, Inc. , Senior Secured Note , 6.25% , 2/01/29 ...........
United States 100,000 106,371
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. , Senior Note , 6% , 8/15/29 ..........
United States 10,000 10,397
Marriott International, Inc. , Senior Bond , 5.3% , 5/15/34 .......
United States 250,000 257,709
McDonald's Corp. ,
Senior Bond, 4.875%, 12/09/45 ....................... United States 10,000 9,719
Senior Bond, 4.2%, 4/01/50 .......................... United States 30,000 25,966
Senior Note, 1.45%, 9/01/25 ......................... United States 40,000 38,954
Senior Note, 2.125%, 3/01/30 ........................ United States 30,000 27,038
369,783
Household Durables 0.0%
†
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 150,000 145,626
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A,
2.431% , 7/01/31 ................................... Mexico 500,000 443,432
Procter & Gamble Co. (The) , Senior Bond , 3% , 3/25/30 .......
United States 10,000 9,582
453,014
Independent Power and Renewable Electricity Producers 0.1%
Constellation Energy Generation LLC , Senior Bond , 6.125% ,
1/15/34 ......................................... United States 325,000 357,397
Industrial Conglomerates 0.0%
†
Honeywell International, Inc. , Senior Bond , 5% , 3/01/35 .......
United States 30,000 31,240
Insurance 0.5%
b
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ......... Hong Kong 200,000 204,535
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 ...........
United States 200,000 175,096
American International Group, Inc. , Senior Bond , 5.125% , 3/27/33
United States 200,000 206,240
Aon Corp. , Senior Bond , 2.8% , 5/15/30 ...................
United States 320,000 294,709
Aon North America, Inc. , Senior Bond , 5.45% , 3/01/34 ........
United States 40,000 42,015
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 300,000 233,413
Arthur J Gallagher & Co. ,
Senior Bond, 6.5%, 2/15/34 .......................... United States 150,000 167,569
Senior Bond, 5.45%, 7/15/34 ......................... United States 200,000 208,535
Athene Holding Ltd. , Senior Bond , 6.25% , 4/01/54 ...........
United States 125,000 133,372
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.25%, 1/15/49 ......................... United States 20,000 18,552

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Berkshire Hathaway Finance Corp., (continued)
Senior Bond, 3.85%, 3/15/52 ......................... United States 200,000 $ 169,026
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........
United States 230,000 199,273
b
Guardian Life Global Funding , Secured Note , 144A, 1.1% ,
6/23/25 ......................................... United States 10,000 9,762
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ....
United States 250,000 239,708
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 .............
United States 220,000 233,708
b
Metropolitan Life Global Funding I , Secured Note , 144A, 4.3% ,
8/25/29 ......................................... United States 150,000 150,611
b
New York Life Global Funding , Senior Secured Note , 144A,
0.95% , 6/24/25 ................................... United States 10,000 9,742
b
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 150,000 156,885
b
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 100,000 107,067
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 4.9% , 9/15/44 ............................... United States 10,000 9,565
2,969,383
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Bond, 1.1%, 8/15/30 .......................... United States 10,000 8,613
Senior Bond, 1.9%, 8/15/40 .......................... United States 10,000 7,146
Meta Platforms, Inc. ,
Senior Bond, 4.75%, 8/15/34 ......................... United States 30,000 30,633
Senior Bond, 4.45%, 8/15/52 ......................... United States 250,000 230,724
277,116
Machinery 0.1%
Deere & Co. ,
Senior Bond, 3.1%, 4/15/30 .......................... United States 10,000 9,503
Senior Bond, 3.75%, 4/15/50 ......................... United States 10,000 8,533
Ingersoll Rand, Inc. , Senior Note , 5.176% , 6/15/29 ..........
United States 140,000 144,889
Otis Worldwide Corp. , Senior Note , 2.056% , 4/05/25 .........
United States 10,000 9,863
Westinghouse Air Brake Technologies Corp. , Senior Bond , 4.7% ,
9/15/28 ......................................... United States 180,000 182,334
355,122
Media 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.05%, 3/30/29 .................. United States 80,000 79,608
Senior Secured Bond, 2.8%, 4/01/31 ................... United States 320,000 273,930
Senior Secured Bond, 4.4%, 4/01/33 ................... United States 130,000 119,033
Senior Secured Bond, 6.55%, 6/01/34 .................. United States 10,000 10,406
Senior Secured Bond, 5.375%, 4/01/38 ................. United States 120,000 109,546
Senior Secured Bond, 3.5%, 3/01/42 ................... United States 130,000 90,388
Senior Secured Bond, 3.9%, 6/01/52 ................... United States 70,000 45,927
Senior Secured Bond, 5.5%, 4/01/63 ................... United States 40,000 32,615
Senior Secured Note, 4.908%, 7/23/25 ................. United States 14,000 13,981
Comcast Corp. ,
Senior Bond, 4.15%, 10/15/28 ........................ United States 70,000 70,129
Senior Bond, 3.4%, 4/01/30 .......................... United States 10,000 9,596
Senior Bond, 4.25%, 10/15/30 ........................ United States 60,000 59,915
Senior Bond, 4.25%, 1/15/33 ......................... United States 300,000 295,185
Senior Bond, 3.75%, 4/01/40 ......................... United States 30,000 25,985

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Comcast Corp., (continued)
Senior Bond, 3.969%, 11/01/47 ....................... United States 30,000 $ 25,097
Senior Bond, 2.887%, 11/01/51 ....................... United States 40,000 26,904
Senior Bond, 4.049%, 11/01/52 ....................... United States 500,000 415,954
Senior Bond, 2.937%, 11/01/56 ....................... United States 20,000 13,084
Fox Corp. ,
Senior Bond, 6.5%, 10/13/33 ......................... United States 20,000 21,895
Senior Bond, 5.476%, 1/25/39 ........................ United States 40,000 40,374
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37
United States 10,000 9,902
1,789,454
Metals & Mining 0.1%
Barrick North America Finance LLC , Senior Bond , 5.7% , 5/30/41
Canada 20,000 21,124
BHP Billiton Finance USA Ltd. , Senior Bond , 5% , 9/30/43 .....
Australia 20,000 20,072
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .......
United States 20,000 20,105
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 20,000 19,818
Senior Note, 144A, 5.371%, 4/04/29 ................... Australia 200,000 206,852
Southern Copper Corp. , Senior Bond , 5.25% , 11/08/42 .......
Mexico 100,000 97,710
385,681
Multi-Utilities 0.1%
Consolidated Edison Co. of New York, Inc. ,
20A, Senior Bond, 3.35%, 4/01/30 ..................... United States 10,000 9,629
20B, Senior Bond, 3.95%, 4/01/50 ..................... United States 10,000 8,569
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 150,000 153,229
b
Engie SA , Senior Note , 144A, 5.25% , 4/10/29 .............. France 200,000 207,049
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 150,000 151,637
530,113
Oil, Gas & Consumable Fuels 1.0%
b
Aker BP ASA , Senior Bond , 144A, 3.75% , 1/15/30 ........... Norway 150,000 143,077
BP Capital Markets America, Inc. ,
Senior Bond, 1.749%, 8/10/30 ........................ United States 40,000 34,919
Senior Bond, 4.812%, 2/13/33 ........................ United States 200,000 202,755
Senior Bond, 2.939%, 6/04/51 ........................ United States 40,000 27,212
b
Cameron LNG LLC ,
Senior Secured Bond, 144A, 2.902%, 7/15/31 ............ United States 20,000 17,968
Senior Secured Bond, 144A, 3.302%, 1/15/35 ............ United States 40,000 34,544
Canadian Natural Resources Ltd. ,
Senior Bond, 2.95%, 7/15/30 ......................... Canada 350,000 320,161
Senior Bond, 6.25%, 3/15/38 ......................... Canada 140,000 150,486
b
Cheniere Energy, Inc. , Senior Bond , 144A, 5.65% , 4/15/34 .... United States 50,000 51,770
Chevron Corp. ,
Senior Bond, 3.078%, 5/11/50 ........................ United States 20,000 14,657
Senior Note, 1.995%, 5/11/27 ........................ United States 30,000 28,665
b
Columbia Pipelines Operating Co. LLC , Senior Bond , 144A,
6.036% , 11/15/33 .................................. United States 50,000 53,381
ConocoPhillips Co. , Senior Bond , 5.3% , 5/15/53 ............
United States 250,000 252,839
Continental Resources, Inc. ,
Senior Bond, 4.9%, 6/01/44 .......................... United States 110,000 94,144
Senior Note, 4.375%, 1/15/28 ........................ United States 40,000 39,432
b
Senior Note, 144A, 2.268%, 11/15/26 .................. United States 40,000 37,925

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Coterra Energy, Inc. ,
Senior Note, 3.9%, 5/15/27 .......................... United States 30,000 $ 29,563
Senior Note, 4.375%, 3/15/29 ........................ United States 60,000 59,272
Devon Energy Corp. ,
Senior Bond, 5.85%, 12/15/25 ........................ United States 10,000 10,104
Senior Bond, 4.75%, 5/15/42 ......................... United States 30,000 26,582
Senior Bond, 5%, 6/15/45 ........................... United States 120,000 107,226
Diamondback Energy, Inc. ,
Senior Bond, 3.125%, 3/24/31 ........................ United States 10,000 9,122
Senior Bond, 4.4%, 3/24/51 .......................... United States 60,000 49,845
Senior Note, 3.5%, 12/01/29 ......................... United States 60,000 57,089
Energy Transfer LP ,
Senior Bond, 4.95%, 6/15/28 ......................... United States 40,000 40,690
Senior Bond, 3.75%, 5/15/30 ......................... United States 50,000 47,776
Senior Bond, 5.55%, 5/15/34 ......................... United States 310,000 321,192
Senior Bond, 5.15%, 3/15/45 ......................... United States 375,000 349,669
Senior Bond, 6.25%, 4/15/49 ......................... United States 50,000 52,608
Senior Note, 2.9%, 5/15/25 .......................... United States 20,000 19,756
Enterprise Products Operating LLC ,
Senior Bond, 4.15%, 10/16/28 ........................ United States 30,000 29,990
Senior Bond, 2.8%, 1/31/30 .......................... United States 60,000 55,995
Senior Bond, 4.85%, 1/31/34 ......................... United States 30,000 30,445
Senior Bond, 6.125%, 10/15/39 ....................... United States 375,000 414,912
Senior Bond, 3.7%, 1/31/51 .......................... United States 50,000 38,939
Senior Bond, 5.375% to 2/14/28, FRN thereafter, 2/15/78 ... United States 10,000 9,578
H, Senior Bond, 6.65%, 10/15/34 ..................... United States 10,000 11,388
EOG Resources, Inc. ,
Senior Bond, 4.375%, 4/15/30 ........................ United States 30,000 30,235
Senior Bond, 3.9%, 4/01/35 .......................... United States 20,000 18,758
Senior Bond, 4.95%, 4/15/50 ......................... United States 30,000 28,959
EQT Corp. , Senior Bond , 7% , 2/01/30 ....................
United States 10,000 10,925
Exxon Mobil Corp. ,
Senior Bond, 3.482%, 3/19/30 ........................ United States 50,000 48,586
Senior Bond, 4.227%, 3/19/40 ........................ United States 10,000 9,367
Senior Bond, 3.452%, 4/15/51 ........................ United States 20,000 15,510
Kinder Morgan, Inc. , Senior Bond , 4.3% , 3/01/28 ............
United States 40,000 40,078
MPLX LP ,
Senior Bond, 4%, 3/15/28 ........................... United States 20,000 19,729
Senior Bond, 4.5%, 4/15/38 .......................... United States 10,000 9,248
Senior Bond, 5.5%, 2/15/49 .......................... United States 100,000 97,429
Senior Note, 2.65%, 8/15/30 ......................... United States 300,000 270,092
Occidental Petroleum Corp. ,
Senior Bond, 6.6%, 3/15/46 .......................... United States 60,000 64,609
Senior Note, 5.2%, 8/01/29 .......................... United States 150,000 152,602
ONEOK, Inc. ,
Senior Bond, 6.05%, 9/01/33 ......................... United States 30,000 32,070
Senior Bond, 6.625%, 9/01/53 ........................ United States 10,000 11,104
Senior Note, 5.8%, 11/01/30 ......................... United States 10,000 10,652
Pioneer Natural Resources Co. , Senior Note , 2.15% , 1/15/31 ..
United States 60,000 52,729
Sabine Pass Liquefaction LLC , Senior Secured Bond , 4.2% ,
3/15/28 ......................................... United States 250,000 248,730
Targa Resources Corp. ,
Senior Bond, 4.95%, 4/15/52 ......................... United States 10,000 9,010
Senior Bond, 6.5%, 2/15/53 .......................... United States 155,000 172,173

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9% ,
3/01/30 ......................................... United States 30,000 $ 27,482
TotalEnergies Capital SA ,
Senior Bond, 4.724%, 9/10/34 ........................ France 100,000 100,541
Senior Bond, 5.275%, 9/10/54 ........................ France 150,000 150,328
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 3.25% ,
5/15/30 ......................................... United States 50,000 46,853
b
Var Energi ASA ,
Senior Bond, 144A, 8%, 11/15/32 ..................... Norway 200,000 232,148
Senior Note, 144A, 7.5%, 1/15/28 ..................... Norway 200,000 214,357
Western Midstream Operating LP , Senior Note , 3.1% , 2/01/25 ..
United States 10,000 9,924
Williams Cos., Inc. (The) ,
Senior Bond, 3.75%, 6/15/27 ......................... United States 60,000 59,125
Senior Bond, 2.6%, 3/15/31 .......................... United States 200,000 176,799
Senior Bond, 5.15%, 3/15/34 ......................... United States 30,000 30,342
Senior Bond, 5.1%, 9/15/45 .......................... United States 30,000 28,580
5,704,750
Passenger Airlines 0.0%
†
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............. United States 104,376 103,758
Senior Secured Note, 144A, 4.75%, 10/20/28 ............ United States 30,000 29,973
133,731
Personal Care Products 0.0%
†
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......
United States 250,000 235,233
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 20,000 20,710
255,943
Pharmaceuticals 0.3%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ........................... United Kingdom 200,000 179,701
Senior Bond, 4.375%, 11/16/45 ....................... United Kingdom 450,000 421,253
b
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 200,000 197,426
Bristol-Myers Squibb Co. ,
Senior Bond, 5.2%, 2/22/34 .......................... United States 20,000 21,099
Senior Bond, 5.55%, 2/22/54 ......................... United States 10,000 10,602
Senior Bond, 5.65%, 2/22/64 ......................... United States 10,000 10,606
Senior Note, 3.4%, 7/26/29 .......................... United States 10,000 9,723
Senior Note, 5.1%, 2/22/31 .......................... United States 10,000 10,474
Eli Lilly & Co. ,
Senior Bond, 4.7%, 2/09/34 .......................... United States 30,000 30,680
Senior Bond, 4.6%, 8/14/34 .......................... United States 10,000 10,161
Senior Bond, 5.1%, 2/09/64 .......................... United States 30,000 30,674
Johnson & Johnson , Senior Bond , 2.1% , 9/01/40 ............
United States 30,000 21,824
Merck & Co., Inc. ,
Senior Bond, 1.45%, 6/24/30 ......................... United States 10,000 8,675
Senior Bond, 2.75%, 12/10/51 ........................ United States 30,000 20,306
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 280,000 285,502
Pfizer, Inc. ,
Senior Bond, 1.7%, 5/28/30 .......................... United States 30,000 26,484
Senior Bond, 2.55%, 5/28/40 ......................... United States 30,000 22,497
Senior Bond, 2.7%, 5/28/50 .......................... United States 30,000 20,807

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Royalty Pharma plc , Senior Note , 1.2% , 9/02/25 ............
United States 225,000 $ 217,997
1,556,491
Residential REITs 0.1%
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ............
United States 480,000 418,200
Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc. , Senior Bond , 1.75% , 6/01/30 .........
United States 20,000 17,571
b
Broadcom, Inc. , Senior Bond , 144A, 3.137% , 11/15/35 ....... United States 50,000 42,776
Intel Corp. ,
Senior Bond, 5.2%, 2/10/33 .......................... United States 10,000 10,136
Senior Bond, 3.05%, 8/12/51 ......................... United States 20,000 12,822
Senior Note, 1.6%, 8/12/28 .......................... United States 10,000 8,944
Senior Note, 5.125%, 2/10/30 ........................ United States 10,000 10,220
KLA Corp. , Senior Bond , 4.65% , 7/15/32 ..................
United States 10,000 10,237
Micron Technology, Inc. ,
Senior Bond, 5.875%, 2/09/33 ........................ United States 10,000 10,685
Senior Note, 5.3%, 1/15/31 .......................... United States 10,000 10,394
NVIDIA Corp. , Senior Bond , 3.7% , 4/01/60 ................
United States 20,000 16,484
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 2.7% ,
5/01/25 ......................................... China 10,000 9,864
Texas Instruments, Inc. ,
Senior Bond, 1.75%, 5/04/30 ......................... United States 10,000 8,834
Senior Bond, 3.875%, 3/15/39 ........................ United States 10,000 9,285
Senior Bond, 4.15%, 5/15/48 ......................... United States 20,000 17,842
TSMC Arizona Corp. , Senior Bond , 2.5% , 10/25/31 ..........
Taiwan 200,000 177,187
373,281
Software 0.2%
Adobe, Inc. , Senior Bond , 2.3% , 2/01/30 ..................
United States 20,000 18,384
Microsoft Corp. , Senior Bond , 2.921% , 3/17/52 .............
United States 270,000 198,422
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 ........................ United States 50,000 45,511
Senior Bond, 3.95%, 3/25/51 ......................... United States 200,000 161,082
Senior Bond, 5.375%, 9/27/54 ........................ United States 30,000 30,004
Senior Note, 1.65%, 3/25/26 ......................... United States 40,000 38,467
Senior Note, 4.65%, 5/06/30 ......................... United States 210,000 214,246
Salesforce, Inc. ,
Senior Bond, 3.7%, 4/11/28 .......................... United States 20,000 19,893
Senior Bond, 1.95%, 7/15/31 ......................... United States 250,000 217,143
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 150,000 128,756
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................
United States 175,000 166,191
1,238,099
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 200,000 180,339
Senior Bond, 4.1%, 1/15/52 .......................... United States 200,000 152,999
Home Depot, Inc. (The) ,
Senior Bond, 2.7%, 4/15/30 .......................... United States 10,000 9,306
Senior Bond, 3.3%, 4/15/40 .......................... United States 20,000 16,726
Senior Bond, 3.35%, 4/15/50 ......................... United States 30,000 23,077
Senior Bond, 3.625%, 4/15/52 ........................ United States 200,000 161,055

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
Home Depot, Inc. (The), (continued)
Senior Note, 2.5%, 4/15/27 .......................... United States 10,000 $ 9,667
Lowe's Cos., Inc. ,
Senior Bond, 4.5%, 4/15/30 .......................... United States 10,000 10,132
Senior Bond, 5.75%, 7/01/53 ......................... United States 200,000 211,270
Senior Note, 1.7%, 9/15/28 .......................... United States 20,000 18,226
792,797
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. , Senior Bond , 2.8% , 2/08/61 ...................
United States 500,000 334,602
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34
United States 200,000 208,792
Hewlett Packard Enterprise Co. , Senior Note , 4.85% , 10/15/31 .
United States 100,000 99,825
643,219
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
Senior Bond, 2.85%, 3/27/30 ......................... United States 10,000 9,422
Senior Bond, 3.25%, 3/27/40 ......................... United States 10,000 8,395
Senior Note, 2.75%, 3/27/27 ......................... United States 10,000 9,747
Tapestry, Inc. , Senior Bond , 7.85% , 11/27/33 ...............
United States 100,000 108,472
136,036
Tobacco 0.1%
Altria Group, Inc. ,
Senior Bond, 4.8%, 2/14/29 .......................... United States 30,000 30,383
Senior Bond, 6.875%, 11/01/33 ....................... United States 30,000 33,903
Senior Bond, 5.8%, 2/14/39 .......................... United States 20,000 21,037
Senior Bond, 5.95%, 2/14/49 ......................... United States 50,000 52,501
BAT Capital Corp. ,
Senior Bond, 6%, 2/20/34 ........................... United Kingdom 20,000 21,386
Senior Bond, 4.54%, 8/15/47 ......................... United Kingdom 20,000 16,905
Senior Note, 3.557%, 8/15/27 ........................ United Kingdom 14,000 13,717
Philip Morris International, Inc. ,
Senior Bond, 2.1%, 5/01/30 .......................... United States 20,000 17,862
Senior Bond, 5.375%, 2/15/33 ........................ United States 425,000 444,642
Senior Bond, 5.25%, 2/13/34 ......................... United States 10,000 10,389
Senior Bond, 4.5%, 3/20/42 .......................... United States 10,000 9,244
Senior Note, 4.875%, 2/13/29 ........................ United States 10,000 10,256
682,225
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
Senior Note, 3.375%, 7/01/25 ........................ United States 20,000 19,770
Senior Note, 5.3%, 2/01/28 .......................... United States 10,000 10,276
30,046
Transportation Infrastructure 0.0%
†
b
DP World Ltd. , Senior Bond , 144A, 5.625% , 9/25/48 ......... United Arab
Emirates 200,000 200,580
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. ,
Senior Bond, 2.25%, 11/15/31 ........................ United States 50,000 43,157
Senior Bond, 5.15%, 4/15/34 ......................... United States 10,000 10,306

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Bond, 3%, 2/15/41 ........................... United States 20,000 $ 15,369
Senior Bond, 3.3%, 2/15/51 .......................... United States 100,000 72,652
Senior Note, 3.5%, 4/15/25 .......................... United States 20,000 19,861
Senior Note, 2.625%, 2/15/29 ........................ United States 60,000 55,938
Senior Note, 3.375%, 4/15/29 ........................ United States 450,000 432,250
Senior Note, 3.875%, 4/15/30 ........................ United States 100,000 97,273
Vodafone Group plc ,
Senior Bond, 6.15%, 2/27/37 ......................... United Kingdom 36,000 39,689
Senior Bond, 5.75%, 6/28/54 ......................... United Kingdom 220,000 227,918
1,014,413
Total Corporate Bonds (Cost $67,573,396) ....................................
66,835,238
Foreign Government and Agency Securities 1.1%
b
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ......................................... Supranational
f
200,000 186,150
Brazil Notas do Tesouro Nacional ,
10%, 1/01/31 ..................................... Brazil 630,000 BRL 104,357
10%, 1/01/33 ..................................... Brazil 780,000 BRL 127,397
10%, 1/01/35 ..................................... Brazil 1,870,000 BRL 300,261
Colombia Government Bond , Senior Bond , 3.25% , 4/22/32 ....
Colombia 200,000 161,783
Colombia Titulos de Tesoreria ,
B, 7%, 3/26/31 .................................... Colombia 630,000,000 COP 132,806
B, 9.25%, 5/28/42 ................................. Colombia 880,000,000 COP 184,619
b
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ......................................... Mexico 300,000 259,463
Ecopetrol SA , Senior Bond , 5.875% , 5/28/45 ...............
Colombia 150,000 112,700
b
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 200,000 208,291
Israel Government Bond , Senior Bond , 2.75% , 7/03/30 .......
Israel 200,000 175,543
Mexican Bonos Desarr Fixed Rate ,
M, 8%, 11/07/47 ................................... Mexico 4,697,300
g
MXN 201,987
M, 8%, 7/31/53 ................................... Mexico 12,330,000
g
MXN 525,273
M, Senior Bond, 8.5%, 11/18/38 ....................... Mexico 2,296,000
g
MXN 107,467
M, Senior Bond, 7.75%, 11/13/42 ...................... Mexico 6,390,000
g
MXN 271,042
Mexico Government Bond , Senior Bond , 4.75% , 3/08/44 ......
Mexico 450,000 382,176
New Zealand Government Bond , 2.75% , 5/15/51 ............
New Zealand 210,000 NZD 92,083
b
Pertamina Persero PT , Senior Bond , 144A, 4.7% , 7/30/49 ..... Indonesia 200,000 180,654
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 200,000 178,850
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.25% , 10/24/42 .................. Indonesia 200,000 192,435
b
Petroleos del Peru SA , Senior Bond , 144A, 4.75% , 6/19/32 .... Peru 200,000 158,234
Petroleos Mexicanos , Senior Bond , 6.95% , 1/28/60 ..........
Mexico 170,000 122,026
South Africa Government Bond ,
Senior Bond, 6.5%, 2/28/41 .......................... South Africa 4,340,000 ZAR 173,539
Senior Bond, 8.75%, 2/28/48 ......................... South Africa 3,300,000 ZAR 160,001
b
United Kingdom Gilt ,
Reg S, 1.25%, 7/31/51 .............................. United Kingdom 940,000 GBP 620,411
Reg S, 4.375%, 7/31/54 ............................. United Kingdom 500,000 GBP 645,661
Uruguay Government Bond , Senior Bond , 7.625% , 3/21/36 ....
Uruguay 50,000 62,264
Total Foreign Government and Agency Securities (Cost $6,070,883) .............
6,027,473

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 18.5%
FFCB , 2.1%, 2/25/36 .................................
United States 150,000 $ 120,477
U.S. Treasury Bonds ,
4.375%, 5/15/40 ................................... United States 500,000 522,764
1.125%, 8/15/40 ................................... United States 332,000 217,603
1.375%, 11/15/40 .................................. United States 1,771,000 1,202,481
2%, 11/15/41 ..................................... United States 50,000 36,782
2.75%, 8/15/42 ................................... United States 205,000 168,981
4%, 11/15/42 ..................................... United States 1,000,000 984,375
3.875%, 2/15/43 ................................... United States 10,000 9,650
3.875%, 5/15/43 ................................... United States 3,090,000 2,975,936
4.375%, 8/15/43 ................................... United States 130,000 133,715
4.75%, 11/15/43 ................................... United States 1,480,000 1,596,955
4.625%, 5/15/44 ................................... United States 150,000 159,023
3.125%, 8/15/44 ................................... United States 725,000 618,487
4.125%, 8/15/44 ................................... United States 10,000 9,923
3%, 11/15/44 ..................................... United States 240,000 200,325
2.5%, 5/15/46 .................................... United States 945,000 712,571
2.25%, 8/15/46 ................................... United States 3,109,000 2,226,700
2.75%, 11/15/47 ................................... United States 90,000 70,102
3%, 2/15/48 ...................................... United States 270,000 219,681
3.375%, 11/15/48 .................................. United States 3,300,000 2,860,945
3%, 2/15/49 ...................................... United States 3,503,000 2,837,019
2.25%, 8/15/49 ................................... United States 150,000 103,975
1.25%, 5/15/50 ................................... United States 1,710,000 915,518
1.375%, 8/15/50 ................................... United States 1,705,000 939,748
2.375%, 5/15/51 ................................... United States 950,000 670,548
2%, 8/15/51 ...................................... United States 1,350,000 869,933
1.875%, 11/15/51 .................................. United States 1,885,000 1,174,812
2.25%, 2/15/52 ................................... United States 710,000 484,312
3.625%, 2/15/53 ................................... United States 155,000 140,983
3.625%, 5/15/53 ................................... United States 1,755,000 1,597,598
4.125%, 8/15/53 ................................... United States 410,000 408,414
4.75%, 11/15/53 ................................... United States 135,000 149,159
4.25%, 2/15/54 ................................... United States 340,000 346,587
U.S. Treasury Notes ,
0.375%, 11/30/25 .................................. United States 4,050,000 3,890,689
0.375%, 1/31/26 ................................... United States 8,000,000 7,646,562
0.75%, 3/31/26 ................................... United States 300,000 286,957
3.75%, 4/15/26 ................................... United States 3,920,000 3,920,689
0.75%, 5/31/26 ................................... United States 320,000 304,837
0.875%, 6/30/26 ................................... United States 1,175,000 1,119,578
1.875%, 7/31/26 ................................... United States 389,000 376,692
1.25%, 12/31/26 ................................... United States 3,615,000 3,433,262
2.375%, 5/15/27 ................................... United States 3,140,000 3,045,248
0.5%, 6/30/27 .................................... United States 6,535,000 6,013,221
3.25%, 6/30/27 ................................... United States 1,330,000 1,318,986
2.25%, 11/15/27 ................................... United States 3,500,000 3,364,170
0.75%, 1/31/28 ................................... United States 310,000 282,724
1.125%, 2/29/28 ................................... United States 8,700,000 8,021,672
1.25%, 4/30/28 ................................... United States 2,575,000 2,375,136
3.5%, 4/30/28 .................................... United States 223,000 222,499
3.125%, 11/15/28 .................................. United States 820,000 805,826
1.5%, 11/30/28 .................................... United States 250,000 230,039
1.375%, 12/31/28 .................................. United States 150,000 137,127
3.75%, 12/31/28 ................................... United States 500,000 503,447
2.625%, 2/15/29 ................................... United States 4,000,000 3,846,719
3.25%, 6/30/29 ................................... United States 1,500,000 1,478,584
4%, 10/31/29 ..................................... United States 1,975,000 2,011,954

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
3.75%, 6/30/30 ................................... United States 600,000 $ 604,055
0.625%, 8/15/30 ................................... United States 4,400,000 3,708,977
4.125%, 8/31/30 ................................... United States 775,000 795,389
4.625%, 9/30/30 ................................... United States 1,200,000 1,264,031
1.125%, 2/15/31 ................................... United States 800,000 688,141
1.25%, 8/15/31 ................................... United States 435,000 371,568
3.625%, 9/30/31 ................................... United States 370,000 369,335
1.375%, 11/15/31 .................................. United States 7,500,000 6,424,219
2.75%, 8/15/32 ................................... United States 630,000 588,853
4.125%, 11/15/32 .................................. United States 2,000,000 2,057,812
h
Index Linked, 1.125%, 1/15/33 ........................ United States 100,000 101,932
3.375%, 5/15/33 ................................... United States 1,750,000 1,701,841
3.875%, 8/15/33 ................................... United States 2,390,000 2,409,886
4%, 2/15/34 ...................................... United States 380,000 386,620
4.375%, 5/15/34 ................................... United States 1,000,000 1,047,578
h
Index Linked, 1.875%, 7/15/34 ........................ United States 410,000 421,203
3.875%, 8/15/34 ................................... United States 360,000 362,559
d
FRN, 4.718%, (3-month U.S. Treasury Bill Rate + 0.125%),
7/31/25 ......................................... United States 270,000 269,786
d
FRN, 4.763%, ( 3-month U.S. Treasury Bill Rate + 0.17%),
10/31/25 ........................................ United States 2,120,000 2,119,060
d
FRN, 4.743%, (3-month U.S. Treasury Bill Rate + 0.15%),
4/30/26 ......................................... United States 1,540,000 1,538,136
d
FRN, 4.775%, ( 3-month U.S. Treasury Bill Rate + 0.182%),
7/31/26 ......................................... United States 275,000 274,687
Total U.S. Government and Agency Securities (Cost $113,137,907) ..............
107,828,368
Asset-Backed Securities 0.7%
Consumer Finance 0.0%
†
i
Northstar Education Finance, Inc. , 2007-1 , A4 , FRN , 6.093% ,
1/29/46 . ......................................... United States 125,000 124,836
Financial Services 0.6%
b,j
AB BSL CLO 4 Ltd. , 2023-4A , A , 144A, FRN , 7.282% , ( 3-month
SOFR + 2% ), 4/20/36 . .............................. United States 100,000 100,663
b,j
Apex Credit CLO Ltd. , 2020-1A , A1RR , 144A, FRN , 6.773% ,
( 3-month SOFR + 1.45% ), 4/20/35 . .................... United States 100,000 100,076
b,j
Birch Grove CLO 7 Ltd. , 2023-7A , A1 , 144A, FRN , 7.082% ,
( 3-month SOFR + 1.8% ), 10/20/36 . .................... United States 100,000 100,680
b,j
Carlyle Global Market Strategies CLO Ltd. , 2013-4A , A1RR ,
144A, FRN , 6.563% , ( 3-month SOFR + 1.262% ), 1/15/31 . ... United States 115,558 115,694
j
Centex Home Equity Loan Trust , 2004-B , M1 , FRN , 5.614% ,
( 1-month SOFR + 0.759% ), 3/25/34 . ................... United States 123,642 123,145
b,j
Columbia Cent CLO 33 Ltd. , 2024-33A , A1 , 144A, FRN , 6.899% ,
( 3-month SOFR + 1.6% ), 4/20/37 . ..................... United States 120,000 120,600
b
Dividend Solar Loans LLC , 2018-1 , B , 144A, 4.29% , 7/20/38 . .. United States 88,120 79,535
b,j
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 6.802% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 100,000 100,275
j
First Frankin Mortgage Loan Trust , 2006-FF4 , A3 , FRN , 4.712% ,
( 1-month SOFR + 0.674% ), 3/25/36 . ................... United States 11,563 11,543
b
Ford Credit Auto Owner Trust , 2023-1 , A , 144A, 4.85% , 8/15/35 . United States 120,000 122,350
b
Jimmy Johns Funding LLC , 2017-1A , A2II , 144A, 4.846% ,
7/30/47 . ......................................... United States 118,000 116,529
b,j
MF1 Ltd. , 2021-FL7 , A , 144A, FRN , 6.209% , ( 1-month SOFR +
1.194% ), 10/16/36 . ................................. United States 78,924 78,628
b
Mosaic Solar Loan Trust , 2021-3A , B , 144A, 1.92% , 6/20/52 . ... United States 129,862 96,913
b
MVW LLC , 2021-1WA , A , 144A, 1.14% , 1/22/41 . ............ United States 41,362 39,319

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,j
Neuberger Berman Loan Advisers CLO 40 Ltd. , 2021-40A , A ,
144A, FRN , 6.608% , ( 3-month SOFR + 1.322% ), 4/16/33 . ... United States 496,338 $ 496,699
b,j
New Century Home Equity Loan Trust , 2003-A , A , 144A, FRN ,
3.602% , ( 1-month SOFR + 0.834% ), 10/25/33 . ............ United States 134,742 133,627
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................. United States 490,000 452,163
b,j
Octagon Investment Partners XXI Ltd. , 2014-1A , AAR3 , 144A,
FRN , 6.378% , ( 3-month SOFR + 1.262% ), 2/14/31 . ........ United States 208,232 208,362
b,j
Palmer Square CLO Ltd. , 2014-1A , A1R2 , 144A, FRN , 6.677% ,
( 3-month SOFR + 1.392% ), 1/17/31 . ................... United States 42,480 42,518
b,j
Point Au Roche Park CLO Ltd. , 2021-1A , A , 144A, FRN , 6.624% ,
( 3-month SOFR + 1.342% ), 7/20/34 . ................... United States 100,000 100,074
b,j
Reese Park CLO Ltd. , 2020-1A , AR , 144A, FRN , 6.693% ,
( 3-month SOFR + 1.392% ), 10/15/34 . .................. United States 180,000 180,121
b,j
Symphony CLO 40 Ltd. , 2023-40A , A1 , 144A, FRN , 6.941% ,
( 3-month SOFR + 1.64% ), 1/14/34 . .................... United States 160,000 160,347
b,j
Symphony CLO XV Ltd. , 2014-15A , AR3 , 144A, FRN , 6.627% ,
( 3-month SOFR + 1.342% ), 1/17/32 . ................... United States 219,693 220,045
b,j
Trestles CLO VII Ltd. , 2024-7A , A1 , 144A, FRN , 6.203% ,
( 3-month SOFR + 1.38% ), 10/25/37 . ................... United States 120,000 120,030
b,j,k
Whitebox CLO III Ltd. , 2021-3A , A1R , 144A, FRN , Zero Cpn.,
( 3-month SOFR + 1.27% ), 10/15/35 . ................... United States 120,000 120,000
3,539,936
a a a a a a
Passenger Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% ,
10/15/28 . ........................................ United States 356,254 329,294
United Airlines Pass-Through Trust ,
2016-1, A, 3.45%, 7/07/28 ........................... United States 63,064 58,767
2019-2, A, 2.9%, 5/01/28 ............................ United States 80,208 73,584
2020-1, B, 4.875%, 7/15/27 .......................... United States 135,600 134,442
596,087
a a a a a a
Total Asset-Backed Securities (Cost $4,231,316) ..............................
4,260,859
Commercial Mortgage-Backed Securities 0.7%
Financial Services 0.7%
BANK , 2021-BN33 , A5 , 2.556% , 5/15/64 ..................
United States 210,000 186,569
i
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363% , 7/15/56 United States 20,000 21,220
b,j
BPR Trust , 2022-OANA , A , 144A, FRN , 6.995% , ( 1-month SOFR
+ 1.898% ), 4/15/37 ................................ United States 150,000 150,686
b,j
BX Commercial Mortgage Trust ,
2021-21M, A, 144A, FRN, 5.941%, (1-month SOFR + 0.844%),
10/15/36 ........................................ United States 107,986 107,306
2021-VINO, A, 144A, FRN, 5.864%, (1-month SOFR + 0.767%),
5/15/38 ......................................... United States 108,143 107,600
2021-VOLT, B, 144A, FRN, 6.161%, (1-month SOFR +
1.064%), 9/15/36 .................................. United States 250,000 247,836
2022-LP2, A, 144A, FRN, 6.109%, (1-month SOFR + 1.013%),
2/15/39 ......................................... United States 174,624 173,765
2023-XL3, A, 144A, FRN, 6.858%, (1-month SOFR + 1.761%),
12/09/40 ........................................ United States 77,459 77,824
2024-XL5, A, 144A, FRN, 6.488%, (1-month SOFR + 1.392%),
3/15/41 ......................................... United States 92,457 92,591
b,j
BX Mortgage Trust ,
2021-PAC, A, 144A, FRN, 5.901%, (1-month SOFR + 0.804%),
10/15/36 ........................................ United States 230,000 228,055

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,j
BX Mortgage Trust, (continued)
2022-MVRK, A, 144A, FRN, 6.564%, (1-month SOFR +
1.467%), 3/15/39 .................................. United States 114,040 $ 112,480
b
BX Trust ,
j
2021-BXMF, A, 144A, FRN, 5.847%, (1-month SOFR + 0.75%),
10/15/26 ........................................ United States 80,803 80,142
2022-CLS, A, 144A, 5.76%, 10/13/27 ................... United States 100,000 101,090
j
2022-IND, A, 144A, FRN, 6.588%, (1-month SOFR + 1.491%),
4/15/37 ......................................... United States 289,372 289,539
j
2024-VLT4, B, 144A, FRN, 7.037%, (1-month SOFR + 1.941%),
7/15/29 ......................................... United States 100,000 100,201
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 70,000 68,496
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45% ,
7/10/49 ......................................... United States 43,618 42,369
CSAIL Commercial Mortgage Trust , 2015-C3 , A4 , 3.718% ,
8/15/48 ......................................... United States 50,000 49,406
GS Mortgage Securities Trust , 2016-GS2 , A4 , 3.05% , 5/10/49 ..
United States 30,000 29,246
b,j
INTOWN Mortgage Trust , 2022-STAY , A , 144A, FRN , 7.586% ,
( 1-month SOFR + 2.489% ), 8/15/39 .................... United States 130,000 130,593
b,j
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2022-
ACB , A , 144A, FRN , 6.742% , ( 30-day SOFR Average + 1.4% ),
3/15/39 ......................................... United States 150,000 149,762
JPMBB Commercial Mortgage Securities Trust ,
2015-C31, A3, 3.801%, 8/15/48 ....................... United States 75,095 74,086
2015-C33, A4, 3.77%, 12/15/48 ....................... United States 122,000 120,557
2016-C1, A5, 3.576%, 3/17/49 ........................ United States 102,000 100,339
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 72,911 71,171
i
MSWF Commercial Mortgage Trust , 2023-2 , A5 , FRN , 6.014% ,
12/15/56 ........................................ United States 100,000 110,332
b,j
MTN Commercial Mortgage Trust , 2022-LPFL , A , 144A, FRN ,
6.497% , ( 1-month SOFR + 1.397% ), 3/15/39 ............. United States 100,000 99,409
b,i
NJ Trust , 2023-GSP , A , 144A, FRN , 6.697% , 1/06/29 ......... United States 100,000 106,196
b,j
NYC Trust , 2024-3ELV , A , 144A, FRN , 7.087% , ( 1-month SOFR +
1.991% ), 8/15/29 .................................. United States 100,000 100,642
b,j
PFP Ltd. , 2024-11 , A , 144A, FRN , 6.915% , ( 1-month SOFR +
1.832% ), 9/17/39 .................................. United States 100,000 99,849
b,j
SREIT Trust ,
2021-MFP, A, 144A, FRN, 5.942%, ( 1-month SOFR + 0.845%),
11/15/38 ........................................ United States 133,961 133,364
2021-MFP2, A, 144A, FRN, 6.033%, (1-month SOFR +
0.936%), 11/15/36 ................................. United States 100,000 99,437
Wells Fargo Commercial Mortgage Trust , 2015-C31 , A4 , 3.695% ,
11/15/48 ........................................ United States 40,000 39,499
WFRBS Commercial Mortgage Trust , 2014-C23 , A5 , 3.917% ,
10/15/57 ........................................ United States 54,021 53,832
3,755,489
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,720,649) ...............
3,755,489
Mortgage-Backed Securities 5.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.8%
FHLMC Gold Pool, 30 Year, 4.5%, 1/01/49 ................ United States 300,465 302,364
FHLMC Pool, 15 Year, 3%, 8/01/34 ...................... United States 32,784 31,733
FHLMC Pool, 15 Year, 4%, 11/01/37 ..................... United States 150,367 149,449
FHLMC Pool, 20 Year, 1.5%, 11/01/40 - 7/01/41 ............ United States 223,097 185,284

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 20 Year, 2%, 10/01/40 - 4/01/42 .............. United States 555,660 $ 484,035
FHLMC Pool, 20 Year, 3%, 5/01/42 - 9/01/42 ............... United States 253,041 234,369
FHLMC Pool, 30 Year, 2%, 6/01/50 - 8/01/52 ............... United States 2,224,166 1,844,900
FHLMC Pool, 30 Year, 2.5%, 12/01/50 - 4/01/52 ............ United States 2,258,292 1,972,337
FHLMC Pool, 30 Year, 3%, 3/01/50 - 8/01/52 ............... United States 789,379 718,236
FHLMC Pool, 30 Year, 3.5%, 4/01/50 - 8/01/52 ............. United States 2,179,267 2,053,743
FHLMC Pool, 30 Year, 4%, 5/01/47 - 1/01/54 ............... United States 1,025,534 992,791
FHLMC Pool, 30 Year, 4.5%, 10/01/48 - 10/01/52 ........... United States 561,969 559,546
FHLMC Pool, 30 Year, 5%, 9/01/52 - 10/01/52 .............. United States 452,600 456,287
FHLMC Pool, 30 Year, 5.5%, 12/01/52 - 6/01/53 ............ United States 352,031 357,255
FHLMC Pool, 30 Year, 6%, 3/01/53 ...................... United States 86,963 89,441
FHLMC Pool, 30 Year, 6.5%, 5/01/53 - 10/01/53 ............ United States 257,633 267,066
10,698,836
Federal National Mortgage Association (FNMA) Fixed Rate 2.2%
FNMA, 2.5%, 9/01/61 - 6/01/62 ......................... United States 249,276 209,730
FNMA, 4.76%, 6/01/29 ............................... United States 100,000 102,864
FNMA, 15 Year, 2%, 8/01/36 - 12/01/36 ................... United States 449,678 411,748
FNMA, 20 Year, 1.5%, 11/01/41 ......................... United States 80,865 67,913
FNMA, 20 Year, 2%, 10/01/40 - 8/01/42 ................... United States 452,599 394,066
FNMA, 20 Year, 2.5%, 12/01/40 - 5/01/42 ................. United States 272,481 246,542
FNMA, 20 Year, 3.5%, 8/01/42 ......................... United States 86,772 83,154
FNMA, 30 Year, 1.5%, 3/01/51 - 9/01/51 .................. United States 256,842 203,565
FNMA, 30 Year, 2%, 5/01/51 - 3/01/52 .................... United States 2,966,126 2,469,171
FNMA, 30 Year, 2.5%, 9/01/51 - 3/01/52 .................. United States 3,184,165 2,771,230
FNMA, 30 Year, 3%, 9/01/50 - 6/01/52 .................... United States 2,338,840 2,120,921
FNMA, 30 Year, 3.5%, 6/01/49 ......................... United States 122,782 115,913
FNMA, 30 Year, 4%, 2/01/49 - 6/01/52 .................... United States 452,115 438,952
FNMA, 30 Year, 4.5%, 2/01/50 - 11/01/52 ................. United States 469,884 464,916
FNMA, 30 Year, 5%, 5/01/53 ........................... United States 203,386 203,664
FNMA, 30 Year, 5.5%, 11/01/52 - 9/01/53 ................. United States 861,008 872,892
FNMA, 30 Year, 6%, 6/01/53 - 8/01/53 .................... United States 671,100 688,484
FNMA, 30 Year, 6.5%, 4/01/54 ......................... United States 90,975 94,467
l
FNMA, Single-family, 30 Year, 3%, 10/25/54 ............... United States 100,000 89,766
l
FNMA, Single-family, 30 Year, 5%, 10/25/54 ............... United States 100,000 99,949
l
FNMA, Single-family, 30 Year, 5.5%, 10/25/54 .............. United States 200,000 202,347
l
FNMA, Single-family, 30 Year, 6%, 10/25/54 ............... United States 200,000 204,437
12,556,691
Government National Mortgage Association (GNMA) Fixed Rate 1.4%
GNMA II, 2%, 2/20/51 - 4/20/51 ......................... United States 147,816 122,377
GNMA II, 30 Year, 2%, 3/20/51 ......................... United States 90,003 75,289
GNMA II, 30 Year, 2.5%, 12/20/51 ....................... United States 79,194 68,695
GNMA II, 30 Year, 4.5%, 9/20/52 ........................ United States 85,460 84,728
GNMA II, 30 Year, 5%, 8/20/53 ......................... United States 92,184 92,881
GNMA II, 30 Year, 5.5%, 3/20/53 ........................ United States 90,094 91,640
GNMA II, 30 Year, 6%, 1/20/54 ......................... United States 94,550 97,539
GNMA II, Single-family, 30 Year, 2%, 10/20/50 - 10/15/54 ...... United States 1,224,391 1,039,566
GNMA II, Single-family, 30 Year, 2.5%, 2/20/50 - 6/20/52 ...... United States 835,048 736,744
GNMA II, Single-family, 30 Year, 3%, 2/20/51 - 11/20/51 ....... United States 829,987 758,227
GNMA II, Single-family, 30 Year, 3.5%, 4/20/52 - 10/15/54 ..... United States 682,067 640,916
GNMA II, Single-family, 30 Year, 4%, 8/20/46 - 8/20/48 ....... United States 312,643 306,071
GNMA II, Single-family, 30 Year, 4.5%, 6/20/48 - 10/15/54 ..... United States 363,144 360,735
GNMA II, Single-family, 30 Year, 5%, 8/20/52 - 10/15/54 ...... United States 776,540 779,067
GNMA II, Single-family, 30 Year, 5.5%, 2/20/53 - 7/20/54 ...... United States 1,698,714 1,717,564
GNMA II, Single-family, 30 Year, 6%, 5/20/54 - 10/15/54 ...... United States 912,128 929,185

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 6.5%, 5/20/54 ............. United States 345,481 $ 353,779
8,255,003
Total Mortgage-Backed Securities (Cost $32,443,137) ..........................
31,510,530
Municipal Bonds 0.2%
California 0.2%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ........................... United States 395,000 370,537
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................. United States 485,000 371,190
GO, 2021, Refunding, 2.856%, 8/01/49 ................. United States 285,000 199,856
941,583
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ......................................... United States 160,000 131,104
Total Municipal Bonds (Cost $1,308,690) .....................................
1,072,687
Residential Mortgage-Backed Securities 0.2%
Financial Services 0.2%
b
BRAVO Residential Funding Trust ,
i
2022-NQM3, A1, 144A, FRN, 5.108%, 7/25/62 ............ United States 76,090 75,836
2023-NQM1, A1, 144A, 5.757%, 1/25/63 ................ United States 79,290 79,679
b,j
Connecticut Avenue Securities Trust , 2022-R04 , 1M2 , 144A, FRN ,
8.38% , ( 30-day SOFR Average + 3.1% ), 3/25/42 .......... United States 120,000 125,143
b
Ellington Financial Mortgage Trust , 2023-1 , A3 , 144A, 6.544% ,
2/25/68 ......................................... United States 119,487 120,179
b,j
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 6.93%, (30-day SOFR Average +
1.65%), 1/25/34 ................................... United States 71,866 72,240
2022-DNA3, M1A, 144A, FRN, 7.28%, (30-day SOFR Average
+ 2%), 4/25/42 .................................... United States 56,394 57,155
b,i
GCAT Trust , 2024-INV1 , 1A2 , 144A, FRN , 5.5% , 1/25/54 ...... United States 93,496 93,355
b
Legacy Mortgage Asset Trust , 2021-GS3 , A1 , 144A, 4.75% ,
7/25/61 ......................................... United States 94,331 93,738
b,i
Morgan Stanley Residential Mortgage Loan Trust ,
2024-INV2, A1, 144A, FRN, 6.5%, 2/25/54 ............... United States 88,869 90,382
2024-INV3, A1, 144A, FRN, 6.5%, 6/25/54 ............... United States 96,074 97,552
b,i
New Residential Mortgage Loan Trust , 2018-3A , A1 , 144A, FRN ,
4.5% , 5/25/58 .................................... United States 70,001 69,313
b
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 ......... United States 82,678 84,475
b,i
PRKCM Trust , 2021-AFC2 , A1 , 144A, FRN , 2.071% , 11/25/56 .. United States 77,560 68,579
b
SG Residential Mortgage Trust , 2022-2 , A1 , 144A, 5.353% ,
8/25/62 ......................................... United States 107,989 108,111
b
Verus Securitization Trust , 2022-6 , A3 , 144A, 4.91% , 6/25/67 .. United States 77,422 76,911
1,312,648
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $1,282,342) ................
1,312,648
Agency Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
m
FHLMC, Multi-family Structured Pass-Through Certificates , K105 ,
X1 , IO, FRN , 1.642% , 1/25/30 ........................ United States 2,282,523 150,411

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA ,
2014-6, Z, 2.5%, 2/25/44 ............................ United States 130,524 $ 116,092
2022-29, KZ, 1.5%, 6/25/42 .......................... United States 103,560 76,919
m
427, C73, IO, 3%, 12/25/48 .......................... United States 497,614 80,466
GNMA ,
2021-21, AH, 1.4%, 6/16/63 .......................... United States 85,269 65,486
2021-77, LC, 1.25%, 7/20/50 ......................... United States 110,978 89,120
2023-92, AH, 2%, 6/16/64 ........................... United States 99,923 78,555
657,049
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $646,578) .........
657,049
Total Long Term Investments (Cost $456,003,970) .............................
564,889,548
a
Short Term Investments 2.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 0.1%
n
Egypt Treasury Bills ,
k
4/01/25 ......................................... Egypt 13,500,000 EGP 245,174
7/01/25 ......................................... Egypt 14,000,000 EGP 242,337
487,511
Total Foreign Government and Agency Securities (Cost $486,303) ..............
487,511
Shares
Money Market Funds 2.5%
o,p
Institutional Fiduciary Trust - Money Market Portfolio, 4.74% ... United States 11,602,750 11,602,750
p
JPMorgan 100% U.S. Treasury Securities Money Market Fund,
4.94% .......................................... United States 1,824,453 1,824,453
p
JPMorgan Prime Money Market Fund, 5.29% .............. United States 1,100,230 1,100,615
Total Money Market Funds (Cost $14,527,818) ................................
14,527,818
Total Short Term Investments (Cost $15,014,121 ) ..............................
15,015,329
a
Total Investments (Cost $471,018,091) 99.7% .................................
$579,904,877
Other Assets, less Liabilities 0.3% ...........................................
1,947,895
Net Assets 100.0% .........................................................
$581,852,772
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $23,137,041, representing 4.0% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
The coupon rate shown represents the rate at period end.
e
Perpetual security with no stated maturity date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2024, the Fund had the following futures contracts outstanding.
At September 30, 2024, the Fund had the following forward exchange contracts outstanding.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
Principal amount is stated in 100 Mexican Peso Units.
h
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
A portion or all of the security purchased on a delayed delivery basis.
l
Security purchased on a to-be-announced (TBA) basis.
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
The security was issued on a discount basis with no stated coupon rate.
o
See Note 6 regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 8 $ 2,325,700 12/20/24 $ (45,756)
S&P 500 E-Mini Index ......................... Long 12 3,488,550 12/20/24 32,029
Interest rate contracts
3-month SOFR .............................. Long 18 4,365,000 3/17/26 47,719
Long Gilt ................................... Long 8 1,052,847 12/27/24 (2,528)
U.S. Treasury 10 Year Notes .................... Long 96 10,971,000 12/19/24 (1,538)
U.S. Treasury 10 Year Ultra Notes ................ Long 3 354,891 12/19/24 511
U.S. Treasury 2 Year Notes ..................... Long 7 1,457,695 12/31/24 2,999
U.S. Treasury 5 Year Notes ..................... Long 44 4,834,844 12/31/24 (4,793)
U.S. Treasury Ultra Bonds ...................... Short 7 931,656 12/19/24 2,487
U.S. Treasury Ultra Bonds ...................... Long 5 665,469 12/19/24 (499)
Total Futures Contracts ...................................................................... $30,631
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... HSBK Buy 220,000,000 236,264 10/11/24 $ 8,398 $ —
Chilean Peso ...... HSBK Sell 220,000,000 233,686 10/11/24 — (10,976)
New Zealand Dollar . CITI Buy 480,000 293,722 10/11/24 11,218 —
New Zealand Dollar . CITI Sell 580,000 350,347 10/11/24 — (18,121)
South Korean Won .. CITI Buy 660,000,000 487,860 10/28/24 13,131 —
South Korean Won .. CITI Sell 660,000,000 498,398 10/28/24 — (2,593)
Mexican Peso ...... CITI Buy 16,400,000 844,897 10/29/24 — (15,623)
Mexican Peso ...... CITI Sell 15,900,000 852,776 10/29/24 48,784 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2024, the Fund had the following credit default swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Mexican Peso ...... UBSW Buy 800,000 41,388 10/29/24 $ — $ (936)
Columbian Peso .... JPHQ Buy 1,450,000,000 342,574 10/30/24 2,931 (1,378)
Columbian Peso .... JPHQ Sell 2,750,000,000 667,330 10/30/24 14,673 —
Euro ............. CITI Sell 310,000 344,190 11/07/24 226 (1,692)
Euro ............. HSBK Sell 190,000 208,046 11/07/24 — (3,808)
Euro ............. JPHQ Buy 3,150,000 3,432,967 11/07/24 79,346 —
Euro ............. JPHQ Sell 540,000 604,292 11/07/24 2,181 —
Euro ............. UBSW Buy 340,000 373,822 11/07/24 5,285 —
South African Rand .. CITI Buy 200,000 10,806 11/15/24 725 —
South African Rand .. HSBK Sell 4,900,000 264,737 11/15/24 — (17,755)
Chinese Yuan ...... JPHQ Buy 5,170,000 744,897 11/27/24 — (3,592)
Chinese Yuan ...... JPHQ Sell 720,000 101,905 11/27/24 — (1,333)
Australian Dollar .... MSCO Buy 2,040,000 1,387,261 12/06/24 24,140 —
British Pound ...... CITI Sell 120,000 157,701 12/12/24 — (2,710)
British Pound ...... HSBK Sell 530,000 695,470 12/12/24 — (13,009)
Japanese Yen ...... JPHQ Buy 262,000,000 1,857,886 12/13/24 — (16,972)
Japanese Yen ...... JPHQ Sell 83,000,000 596,500 12/13/24 13,310 —
Chilean Peso ...... HSBK Buy 230,000,000 256,955 1/15/25 — (1,284)
South Korean Won .. CITI Buy 630,000,000 482,478 2/03/25 — (1,881)
Chilean Peso ...... HSBK Buy 100,000,000 111,431 2/14/25 — (316)
Total Forward Exchange Contracts ................................................... $224,348 $(113,979)
Net unrealized appreciation (depreciation) ............................................ $110,369
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.IG.43 .. 1.00% Quarterly 12/20/29 3,442,000 $ 78,006 $ 77,407 $ 599
Investment
Grade
CDX.NA.IG.43 .. 1.00% Quarterly 12/20/34 1,511,000 9,007 10,104 (1,097)
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $87,013 $87,511 $(498)
Total Credit Default Swap Contracts .................................... $87,013 $ 87,511 $(498)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2024, the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 173 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.2% ..... Annual 4/30/31 3,076,000 $ (168,766) $ (38,071) $ (130,696)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.15% .... Annual 5/15/48 473,000 22,544 (156) 22,701
Total Interest Rate Swap Contracts .................................... $(146,222) $ (38,227) $(107,995)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin DynaTech VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.5%
Aerospace & Defense 1.5%
a
Axon Enterprise, Inc. ................................. United States 6,380 $ 2,549,448
Automobiles 1.4%
a
Tesla, Inc. ......................................... United States 9,343 2,444,409
Banks 0.0%
†
a
NU Holdings Ltd. , A .................................. Brazil 3,810 52,006
Biotechnology 1.3%
a
Argenx SE ........................................ Netherlands 707 382,302
a
Ascendis Pharma A/S , ADR ........................... Denmark 733 109,444
a
Crinetics Pharmaceuticals, Inc. ......................... United States 2,282 116,610
a
Insmed, Inc. ....................................... United States 1,802 131,546
a
Krystal Biotech, Inc. ................................. United States 1,047 190,586
a
Merus NV ......................................... Netherlands 1,965 98,171
a
Natera, Inc. ........................................ United States 6,180 784,551
a
United Therapeutics Corp. ............................. United States 864 309,615
a
Vertex Pharmaceuticals, Inc. ........................... United States 170 79,064
2,201,889
Broadline Retail 9.0%
a
Amazon.com, Inc. ................................... United States 68,746 12,809,442
a
MercadoLibre, Inc. .................................. Brazil 1,372 2,815,289
15,624,731
Capital Markets 1.4%
Moody's Corp. ...................................... United States 1,045 495,947
MSCI, Inc. , A ....................................... United States 518 301,958
Tradeweb Markets, Inc. , A ............................. United States 13,744 1,699,720
2,497,625
Communications Equipment 0.4%
a
Arista Networks, Inc. ................................. United States 1,944 746,146
Construction & Engineering 0.8%
Quanta Services, Inc. ................................ United States 4,812 1,434,698
Diversified Consumer Services 0.1%
a
Duolingo, Inc. , A .................................... United States 689 194,312
Electrical Equipment 0.0%
†
Vertiv Holdings Co. , A ................................ United States 760 75,612
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. , A .................................. United States 8,187 533,465
a
Celestica, Inc. ...................................... Canada 1,661 84,910
Keyence Corp. ..................................... Japan 688 329,710
948,085
Energy Equipment & Services 0.4%
Baker Hughes Co. , A ................................. United States 6,913 249,905
a
Oceaneering International, Inc. ......................... United States 6,720 167,126
TechnipFMC plc .................................... United Kingdom 8,686 227,834
644,865
Entertainment 0.2%
a
Netflix, Inc. ........................................ United States 344 243,989
a
Spotify Technology SA ................................ United States 349 128,617
372,606

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 4.4%
Mastercard, Inc. , A .................................. United States 11,683 $ 5,769,065
Visa, Inc. , A ........................................ United States 6,868 1,888,357
7,657,422
Ground Transportation 0.9%
a
Uber Technologies, Inc. ............................... United States 20,609 1,548,972
Health Care Equipment & Supplies 3.5%
a
Boston Scientific Corp. ............................... United States 2,008 168,270
a
Globus Medical, Inc. , A ............................... United States 230 16,454
a
IDEXX Laboratories, Inc. .............................. United States 3,449 1,742,504
a
Intuitive Surgical, Inc. ................................ United States 7,211 3,542,548
a
PROCEPT BioRobotics Corp. .......................... United States 3,687 295,403
Stryker Corp. ...................................... United States 357 128,970
a
TransMedics Group, Inc. .............................. United States 995 156,215
6,050,364
Health Care Providers & Services 0.6%
a
HealthEquity, Inc. ................................... United States 3,527 288,685
UnitedHealth Group, Inc. .............................. United States 1,376 804,520
1,093,205
Health Care Technology 0.2%
Pro Medicus Ltd. .................................... Australia 2,699 332,253
a
Veeva Systems, Inc. , A ............................... United States 383 80,380
412,633
Hotels, Restaurants & Leisure 1.2%
Booking Holdings, Inc. ............................... United States 276 1,162,545
a
DoorDash, Inc. , A ................................... United States 4,825 688,672
a
MakeMyTrip Ltd. .................................... India 2,722 253,010
2,104,227
Interactive Media & Services 9.1%
Alphabet, Inc. , A .................................... United States 48,159 7,987,170
Meta Platforms, Inc. , A ............................... United States 13,747 7,869,333
15,856,503
IT Services 1.8%
a
Gartner, Inc. ....................................... United States 876 443,922
a
Shopify, Inc. , A ..................................... Canada 32,986 2,642,831
a
Wix.com Ltd. ....................................... Israel 210 35,106
3,121,859
Life Sciences Tools & Services 3.3%
Danaher Corp. ..................................... United States 9,288 2,582,250
a,b
Tempus AI, Inc. , A ................................... United States 2,730 154,518
Thermo Fisher Scientific, Inc. .......................... United States 4,809 2,974,703
5,711,471
Media 0.0%
†
a
Trade Desk, Inc. (The) , A .............................. United States 633 69,408
Pharmaceuticals 3.0%
AstraZeneca plc , ADR ................................ United Kingdom 6,910 538,358
Eli Lilly & Co. ...................................... United States 4,828 4,277,318
a
Intra-Cellular Therapies, Inc. ........................... United States 1,120 81,951
a
Ligand Pharmaceuticals, Inc. ........................... United States 493 49,344

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Novo Nordisk A/S , ADR ............................... Denmark 2,356 $ 280,529
5,227,500
Professional Services 0.1%
Verisk Analytics, Inc. , A ............................... United States 702 188,108
Semiconductors & Semiconductor Equipment 26.2%
a
Advanced Micro Devices, Inc. .......................... United States 10,977 1,801,106
Analog Devices, Inc. ................................. United States 13,758 3,166,679
a
ARM Holdings plc , ADR .............................. United States 667 95,388
ASM International NV ................................ Netherlands 1,383 912,530
ASML Holding NV , ADR .............................. Netherlands 5,153 4,293,737
Broadcom, Inc. ..................................... United States 10,965 1,891,463
Entegris, Inc. ....................................... United States 1,402 157,767
Intel Corp. ......................................... United States 3,414 80,092
KLA Corp. ......................................... United States 3,433 2,658,550
Lam Research Corp. ................................. United States 3,459 2,822,821
Monolithic Power Systems, Inc. ......................... United States 3,445 3,184,902
NVIDIA Corp. ...................................... United States 199,225 24,193,884
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 1,738 301,838
45,560,757
Software 25.7%
a
Appfolio, Inc. , A ..................................... United States 1,724 405,830
a
AppLovin Corp. , A ................................... United States 3,855 503,270
a
Aspen Technology, Inc. ............................... United States 168 40,122
a
Cadence Design Systems, Inc. ......................... United States 13,742 3,724,494
Constellation Software, Inc. ............................ Canada 514 1,672,348
a
Datadog, Inc. , A .................................... United States 3,054 351,393
a
Descartes Systems Group, Inc. (The) .................... Canada 5,485 564,736
a
Fair Isaac Corp. .................................... United States 333 647,192
a
Guidewire Software, Inc. .............................. United States 700 128,058
a
HubSpot, Inc. ...................................... United States 2,227 1,183,873
Intuit, Inc. ......................................... United States 6,871 4,266,891
a
Klaviyo, Inc. , A ..................................... United States 2,765 97,826
a
Life360, Inc. ....................................... United States 879 34,589
a,c
Lumine Group, Inc. , Reg S ............................ Canada 3,589 83,863
a
Manhattan Associates, Inc. ............................ United States 2,071 582,738
Microsoft Corp. ..................................... United States 30,951 13,318,215
a
Monday.com Ltd. .................................... United States 3,431 953,029
a
Palo Alto Networks, Inc. .............................. United States 6,902 2,359,104
Roper Technologies, Inc. .............................. United States 2,414 1,343,246
Salesforce, Inc. ..................................... United States 2,765 756,808
a
Samsara, Inc. , A .................................... United States 1,408 67,753
a
ServiceNow, Inc. .................................... United States 7,569 6,769,638
a
SPS Commerce, Inc. ................................. United States 885 171,841
a
Synopsys, Inc. ..................................... United States 7,921 4,011,115
a
Tyler Technologies, Inc. ............................... United States 1,024 597,729
a
Workday, Inc. , A .................................... United States 701 171,331
44,807,032
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc. ........................................ United States 17,164 3,999,212
Trading Companies & Distributors 0.1%
Fastenal Co. ....................................... United States 1,416 101,131
Total Common Stocks (Cost $ 73,935,234 ) ....................................
173,296,236

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 173 .
a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
Software 0.0%
a,d
Constellation Software, Inc. , 3/31/40 ..................... Canada 341 $ —
Total Warrants (Cost $ – ) ....................................................
—
Total Long Term Investments (Cost $ 73,935,234 ) ..............................
173,296,236
a
Short Term Investments 0.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 1,166,909 1,166,909
Total Money Market Funds (Cost $ 1,166,909 ) .................................
1,166,909
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 137,500 137,500
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 137,500 ) ...........................................................
137,500
Total Short Term Investments (Cost $ 1,304,409 ) ...............................
1,304,409
a
Total Investments (Cost $ 75,239,643 ) 100.2% .................................
$174,600,645
Other Assets, less Liabilities (0.2) % .........................................
(373,449)
Net Assets 100.0% .........................................................
$174,227,196
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2024.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the value of this security was $83,863, representing less than 0.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin Global Real Estate VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.2%
Diversified REITs 3.7%
British Land Co. plc (The) ............................. United Kingdom 214,359 $ 1,249,111
KDX Realty Investment Corp. .......................... Japan 904 952,455
Star Asia Investment Corp. ............................ Japan 2,188 811,770
Stockland ......................................... Australia 313,435 1,130,677
4,144,013
Diversified Telecommunication Services 0.6%
a
Cellnex Telecom SA , 144A , Reg S ....................... Spain 15,461 626,889
Health Care Providers & Services 1.2%
Chartwell Retirement Residences ....................... Canada 116,725 1,344,752
Health Care REITs 9.2%
American Healthcare REIT, Inc. ......................... United States 29,794 777,624
Sabra Health Care REIT, Inc. .......................... United States 52,944 985,288
Ventas, Inc. ........................................ United States 39,078 2,506,072
Welltower, Inc. ..................................... United States 47,937 6,137,374
10,406,358
Hotel & Resort REITs 2.3%
Host Hotels & Resorts, Inc. ............................ United States 41,868 736,877
Japan Hotel REIT Investment Corp. ...................... Japan 1,896 945,058
Ryman Hospitality Properties, Inc. ....................... United States 8,452 906,392
2,588,327
Household Durables 0.6%
Taylor Wimpey plc ................................... United Kingdom 314,411 691,656
Industrial REITs 14.6%
Americold Realty Trust, Inc. ............................ United States 42,800 1,209,956
EastGroup Properties, Inc. ............................ United States 6,374 1,190,791
GLP J-Reit ........................................ Japan 783 723,615
Goodman Group .................................... Australia 140,743 3,590,735
LaSalle Logiport REIT ................................ Japan 612 611,461
Prologis, Inc. ....................................... United States 48,669 6,145,921
Rexford Industrial Realty, Inc. .......................... United States 32,706 1,645,439
Segro plc ......................................... United Kingdom 118,845 1,393,027
16,510,945
Office REITs 4.7%
BXP, Inc. .......................................... United States 17,446 1,403,705
Cousins Properties, Inc. .............................. United States 34,677 1,022,278
Derwent London plc ................................. United Kingdom 28,603 918,612
Gecina SA ........................................ France 10,516 1,210,916
Vornado Realty Trust ................................. United States 20,401 803,799
5,359,310
Real Estate Management & Development 12.6%
CapitaLand Investment Ltd. ............................ Singapore 470,492 1,137,587
Catena AB ........................................ Sweden 18,843 1,076,750
Cibus Nordic Real Estate AB publ ....................... Sweden 35,500 616,213
a
CTP NV , 144A , Reg S ................................ Netherlands 72,348 1,320,650
b
Fastighets AB Balder , B ............................... Sweden 144,401 1,270,003
Mitsubishi Estate Co. Ltd. ............................. Japan 104,246 1,646,377
Mitsui Fudosan Co. Ltd. .............................. Japan 280,825 2,645,989
Sun Hung Kai Properties Ltd. .......................... Hong Kong 139,146 1,507,626
b
TAG Immobilien AG .................................. Germany 58,806 1,090,087
Vonovia SE ........................................ Germany 54,236 1,980,149
14,291,431

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 17.1%
American Homes 4 Rent , A ............................ United States 71,476 $ 2,743,964
AvalonBay Communities, Inc. .......................... United States 16,853 3,796,138
Boardwalk Real Estate Investment Trust .................. Canada 27,080 1,715,290
Camden Property Trust ............................... United States 23,590 2,914,073
Canadian Apartment Properties REIT .................... Canada 25,949 1,055,152
Comforia Residential REIT, Inc. ......................... Japan 294 664,240
Equity LifeStyle Properties, Inc. ......................... United States 29,469 2,102,318
Killam Apartment Real Estate Investment Trust ............. Canada 70,679 1,097,018
UDR, Inc. ......................................... United States 38,387 1,740,467
UNITE Group plc (The) ............................... United Kingdom 120,095 1,512,610
19,341,270
Retail REITs 15.6%
Brixmor Property Group, Inc. ........................... United States 32,753 912,499
Carmila SA ........................................ France 45,717 908,777
Frasers Centrepoint Trust ............................. Singapore 673,071 1,202,637
Link REIT ......................................... Hong Kong 66,692 332,477
NETSTREIT Corp. .................................. United States 70,470 1,164,869
Realty Income Corp. ................................. United States 80,742 5,120,658
Regency Centers Corp. ............................... United States 31,067 2,243,969
Shaftesbury Capital plc ............................... United Kingdom 619,048 1,221,239
Simon Property Group, Inc. ............................ United States 13,865 2,343,462
SITE Centers Corp. .................................. United States 12,827 776,034
Vicinity Ltd. ........................................ Australia 958,218 1,460,184
17,686,805
Specialized REITs 17.0%
CubeSmart ........................................ United States 29,353 1,580,072
Digital Realty Trust, Inc. .............................. United States 25,617 4,145,599
Equinix, Inc. ....................................... United States 5,346 4,745,270
Extra Space Storage, Inc. ............................. United States 23,319 4,201,850
National Storage REIT ............................... Australia 443,003 776,728
Shurgard Self Storage Ltd. ............................ Belgium 18,369 860,672
VICI Properties, Inc. , A ............................... United States 88,215 2,938,442
19,248,633
Total Common Stocks (Cost $ 75,132,870 ) ....................................
112,240,389

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
Short Term Investments 0.7%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.7%
c
Joint Repurchase Agreement , 4.809% , 10/01/24 (Maturity Value
$ 811,301 )
BNP Paribas Securities Corp. (Maturity Value $112,552)
Deutsche Bank Securities, Inc. (Maturity Value $293,561)
HSBC Securities (USA), Inc. (Maturity Value $405,188)
Collateralized by U.S. Government Agency Securities, 2.5% -
7%, 5/15/27 - 8/20/64; U.S. Government Agency Strips, 3/15/27
- 2/15/49; U.S. Treasury Bonds, Index Linked, 0.13%, 4/15/27;
and U.S. Treasury Notes, 3.75%, 12/31/28 (valued at $ 827,487 ) 811,193 $ 811,193
Total Repurchase Agreements (Cost $ 811,193 ) ................................
811,193
Total Short Term Investments (Cost $ 811,193 ) ................................
811,193
a
Total Investments (Cost $ 75,944,063 ) 99.9% ..................................
$113,051,582
Other Assets, less Liabilities 0.1% ...........................................
146,539
Net Assets 100.0% .........................................................
$113,198,121
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $1,947,539, representing 1.7% of net assets.
b
Non-income producing.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2024, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin Growth and Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 84.9%
Aerospace & Defense 2.3%
L3Harris Technologies, Inc. ............................ United States 1,010 $ 240,249
RTX Corp. ........................................ United States 8,025 972,309
1,212,558
Air Freight & Logistics 1.5%
United Parcel Service, Inc. , B .......................... United States 5,870 800,316
Banks 7.3%
Bank of America Corp. ............................... United States 37,425 1,485,024
JPMorgan Chase & Co. ............................... United States 11,475 2,419,618
3,904,642
Beverages 2.9%
Coca-Cola Co. (The) ................................. United States 9,984 717,450
PepsiCo, Inc. ...................................... United States 4,900 833,245
1,550,695
Capital Markets 9.3%
Ares Management Corp. , A ............................ United States 5,110 796,342
BlackRock, Inc. ..................................... United States 740 702,638
Blackstone, Inc. .................................... United States 4,900 750,337
Charles Schwab Corp. (The) ........................... United States 12,725 824,707
Morgan Stanley ..................................... United States 17,938 1,869,857
4,943,881
Chemicals 2.2%
Corteva, Inc. ....................................... United States 5,390 316,878
Huntsman Corp. .................................... United States 9,270 224,334
Linde plc .......................................... United States 1,285 612,765
1,153,977
Commercial Services & Supplies 0.2%
Republic Services, Inc. , A ............................. United States 620 124,521
Communications Equipment 1.7%
Cisco Systems, Inc. ................................. United States 17,430 927,625
Consumer Finance 1.2%
American Express Co. ............................... United States 2,410 653,592
Consumer Staples Distribution & Retail 3.0%
Casey's General Stores, Inc. ........................... United States 954 358,427
Target Corp. ....................................... United States 1,438 224,127
Walmart, Inc. ...................................... United States 12,675 1,023,506
1,606,060
Electric Utilities 5.0%
Duke Energy Corp. .................................. United States 10,775 1,242,357
Evergy, Inc. ........................................ United States 6,075 376,711
NextEra Energy, Inc. ................................. United States 5,645 477,172
PPL Corp. ......................................... United States 18,060 597,425
2,693,665
Electrical Equipment 3.3%
Eaton Corp. plc ..................................... United States 3,245 1,075,523
Emerson Electric Co. ................................ United States 2,035 222,568
Hubbell, Inc. , B ..................................... United States 1,118 478,895
1,776,986

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 0.5%
Apollo Global Management, Inc. ........................ United States 2,150 $ 268,556
Food Products 0.7%
Mondelez International, Inc. , A .......................... United States 5,130 377,927
Ground Transportation 0.3%
Norfolk Southern Corp. ............................... United States 665 165,253
Health Care Equipment & Supplies 1.8%
a
Boston Scientific Corp. ............................... United States 2,720 227,936
Medtronic plc ...................................... United States 8,105 729,693
957,629
Health Care Providers & Services 4.3%
HCA Healthcare, Inc. ................................. United States 2,425 985,593
UnitedHealth Group, Inc. .............................. United States 2,228 1,302,667
2,288,260
Health Care REITs 1.5%
Ventas, Inc. ........................................ United States 12,710 815,092
Hotels, Restaurants & Leisure 1.2%
McDonald's Corp. ................................... United States 2,031 618,460
Household Products 2.6%
Procter & Gamble Co. (The) ........................... United States 8,145 1,410,714
Industrial REITs 0.7%
Prologis, Inc. ....................................... United States 2,950 372,526
Insurance 0.2%
Arthur J Gallagher & Co. .............................. United States 430 120,989
Interactive Media & Services 0.6%
Alphabet, Inc. , A .................................... United States 1,890 313,456
IT Services 1.4%
TE Connectivity plc .................................. Ireland 4,911 741,512
Life Sciences Tools & Services 2.2%
Danaher Corp. ..................................... United States 1,440 400,349
Thermo Fisher Scientific, Inc. .......................... United States 1,285 794,862
1,195,211
Machinery 1.2%
Caterpillar, Inc. ..................................... United States 950 371,564
Illinois Tool Works, Inc. ............................... United States 965 252,898
624,462
Media 1.1%
Comcast Corp. , A ................................... United States 14,235 594,596
Oil, Gas & Consumable Fuels 8.7%
Canadian Natural Resources Ltd. ....................... Canada 13,738 456,239
Chevron Corp. ..................................... United States 11,845 1,744,413
EOG Resources, Inc. ................................ United States 6,600 811,338
Shell plc , ADR ...................................... United States 12,610 831,629
Suncor Energy, Inc. .................................. Canada 21,655 799,503
4,643,122
Pharmaceuticals 5.7%
AstraZeneca plc , ADR ................................ United Kingdom 8,600 670,026
Johnson & Johnson ................................. United States 9,160 1,484,470

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Merck & Co., Inc. ................................... United States 7,920 $ 899,395
3,053,891
Residential REITs 1.4%
Mid-America Apartment Communities, Inc. ................ United States 4,715 749,214
Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc. ..................................... United States 5,500 948,750
Texas Instruments, Inc. ............................... United States 4,140 855,200
1,803,950
Software 2.3%
Oracle Corp. ....................................... United States 7,195 1,226,028
Specialty Retail 2.4%
Lowe's Cos., Inc. .................................... United States 3,080 834,218
Tractor Supply Co. .................................. United States 1,545 449,487
1,283,705
Trading Companies & Distributors 0.8%
United Rentals, Inc. .................................. United States 510 412,962
Total Common Stocks (Cost $ 28,232,852 ) ....................................
45,386,033
Equity-Linked Securities 9.2%
Capital Markets 0.6%
b
Wells Fargo Bank NA into Charles Schwab Corp. (The) , 144A,
7% , 12/09/24 ..................................... United States 4,700 298,715
Chemicals 0.5%
b
Wells Fargo Bank NA into Huntsman Corp. , 144A, 8.5% , 6/03/25 United States 10,200 247,609
Consumer Finance 0.8%
b
Wells Fargo Bank NA into American Express Co. , 144A, 4% ,
3/03/25 ......................................... United States 1,700 429,517
Consumer Staples Distribution & Retail 1.0%
b
Royal Bank of Canada into Target Corp. , 144A, 7.5% , 12/13/24 . United States 2,200 335,287
b
UBS AG into Casey's General Stores, Inc. , 144A, 5% , 4/23/25 .. United States 600 207,227
542,514
Diversified Telecommunication Services 0.7%
b
Barclays Bank plc into Telenor ASA , 144A, 6% , 8/07/25 ....... Norway 2,400 366,215
Electrical Equipment 0.7%
b
Merrill Lynch BV into Hubbell, Inc. , 144A, 6.5% , 7/10/25 ...... United States 900 367,772
Ground Transportation 0.6%
b
Royal Bank of Canada into Norfolk Southern Corp. , 144A, 6% ,
9/17/25 ......................................... United States 1,200 301,132
Health Care Providers & Services 0.6%
b
Citigroup Global Markets Holdings, Inc. into HCA Healthcare, Inc. ,
144A, 6% , 6/13/25 ................................. United States 900 324,594
Industrial REITs 0.6%
b
Barclays Bank plc into Prologis, Inc. , 144A, 7% , 1/17/25 ...... United States 2,600 332,781
Interactive Media & Services 0.5%
b
Jefferies Financial Group, Inc. into Alphabet, Inc. , 144A, 7.5% ,
4/16/25 ......................................... United States 1,600 263,557

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Life Sciences Tools & Services 1.3%
b
Mizuho Markets Cayman LP into Danaher Corp. , 144A, 5% ,
5/15/25 ......................................... United States 1,500 $ 399,825
b
Royal Bank of Canada into Thermo Fisher Scientific, Inc. , 144A,
5.5% , 10/09/24 ................................... United States 500 293,852
693,677
Machinery 0.7%
b
Citigroup Global Markets Holdings, Inc. into Caterpillar, Inc. ,
144A, 8% , 11/01/24 ................................ United States 1,200 378,835
Oil, Gas & Consumable Fuels 0.6%
b
Barclays Bank plc into Canadian Natural Resources Ltd. , 144A,
9% , 2/03/25 ...................................... Canada 5,300 340,937
Total Equity-Linked Securities (Cost $ 4,534,966 ) ..............................
4,887,855
Convertible Preferred Stocks 3.0%
Electric Utilities 1.5%
c
NextEra Energy, Inc. , 6.926% .......................... United States 16,905 783,716
Financial Services 1.5%
Apollo Global Management, Inc. , 6.75% .................. United States 11,985 814,860
Total Convertible Preferred Stocks (Cost $ 1,375,395 ) ..........................
1,598,576
Total Long Term Investments (Cost $ 34,143,213 ) ..............................
51,872,464
a
Short Term Investments 4.1%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 2.7%
d
Joint Repurchase Agreement , 4.809% , 10/01/24 (Maturity Value
$ 1,459,518 )
BNP Paribas Securities Corp. (Maturity Value $202,479)
Deutsche Bank Securities, Inc. (Maturity Value $528,112)
HSBC Securities (USA), Inc. (Maturity Value $728,927)
Collateralized by U.S. Government Agency Securities, 2.5%
- 7%, 5/15/27 - 8/20/64; U.S. Government Agency Strips,
3/15/27 - 2/15/49; U.S. Treasury Bonds, Index Linked, 0.13%,
4/15/27; and U.S. Treasury Notes, 3.75%, 12/31/28 (valued at
$ 1,488,637 ) ...................................... 1,459,323 1,459,323
Total Repurchase Agreements (Cost $ 1,459,323 ) ..............................
1,459,323

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 173 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.4%
Money Market Funds 1.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 723,000 $ 723,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 723,000 ) ...........................................................
723,000
Total Short Term Investments (Cost $ 2,182,323 ) ...............................
2,182,323
a
Total Investments (Cost $ 36,325,536 ) 101.2% .................................
$54,054,787
Other Assets, less Liabilities (1.2) % .........................................
(618,614)
Net Assets 100.0% .........................................................
$53,436,173
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $4,887,855, representing 9.1% of net assets.
c
A portion or all of the security is on loan at September 30, 2024.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2024, all repurchase agreements had been entered into on that date.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 29.3%
Aerospace & Defense 1.5%
Lockheed Martin Corp. ............................... United States 65,000 $ 37,996,400
RTX Corp. ........................................ United States 90,000 10,904,400
48,900,800
Air Freight & Logistics 0.4%
United Parcel Service, Inc. , B .......................... United States 100,000 13,634,000
Banks 2.2%
Bank of America Corp. ............................... United States 600,000 23,808,000
Citigroup, Inc. ...................................... United States 150,000 9,390,000
Fifth Third Bancorp .................................. United States 200,000 8,568,000
JPMorgan Chase & Co. ............................... United States 120,000 25,303,200
Truist Financial Corp. ................................ United States 150,000 6,415,500
73,484,700
Beverages 1.4%
Coca-Cola Co. (The) ................................. United States 100,000 7,186,000
PepsiCo, Inc. ...................................... United States 230,000 39,111,500
46,297,500
Building Products 0.5%
Johnson Controls International plc ....................... United States 200,000 15,522,000
Capital Markets 0.9%
Charles Schwab Corp. (The) ........................... United States 100,000 6,481,000
Morgan Stanley ..................................... United States 220,000 22,932,800
29,413,800
Chemicals 1.0%
Air Products and Chemicals, Inc. ........................ United States 80,000 23,819,200
LyondellBasell Industries NV , A ......................... United States 110,000 10,549,000
34,368,200
Communications Equipment 1.0%
Cisco Systems, Inc. ................................. United States 600,000 31,932,000
Consumer Staples Distribution & Retail 0.5%
Target Corp. ....................................... United States 100,000 15,586,000
Containers & Packaging 0.2%
International Paper Co. ............................... United States 125,000 6,106,250
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. .......................... United States 200,000 8,982,000
Electric Utilities 3.2%
American Electric Power Co., Inc. ....................... United States 100,000 10,260,000
Duke Energy Corp. .................................. United States 150,000 17,295,000
Edison International ................................. United States 100,000 8,709,000
NextEra Energy, Inc. ................................. United States 332,379 28,095,997
Southern Co. (The) .................................. United States 360,000 32,464,800
Xcel Energy, Inc. .................................... United States 130,000 8,489,000
105,313,797
Energy Equipment & Services 0.1%
Halliburton Co. ..................................... United States 120,000 3,486,000
Ground Transportation 0.6%
Union Pacific Corp. .................................. United States 75,000 18,486,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 0.3%
Medtronic plc ...................................... United States 100,000 $ 9,003,000
Health Care Providers & Services 0.4%
CVS Health Corp. ................................... United States 200,000 12,576,000
Hotels, Restaurants & Leisure 0.6%
McDonald's Corp. ................................... United States 30,000 9,135,300
Starbucks Corp. .................................... United States 120,000 11,698,800
20,834,100
Household Products 1.0%
Procter & Gamble Co. (The) ........................... United States 200,000 34,640,000
Industrial Conglomerates 0.3%
Honeywell International, Inc. ........................... United States 45,391 9,382,774
Media 0.7%
Comcast Corp. , A ................................... United States 575,000 24,017,750
Metals & Mining 0.8%
Rio Tinto plc , ADR ................................... Australia 365,529 26,014,699
Multi-Utilities 1.0%
Dominion Energy, Inc. ................................ United States 300,000 17,337,000
Sempra ........................................... United States 180,000 15,053,400
32,390,400
Oil, Gas & Consumable Fuels 4.1%
Chevron Corp. ..................................... United States 350,000 51,544,500
ConocoPhillips ..................................... United States 150,000 15,792,000
Exxon Mobil Corp. ................................... United States 400,000 46,888,000
Shell plc , ADR ...................................... United States 200,000 13,190,000
TotalEnergies SE , ADR ............................... France 100,000 6,462,000
133,876,500
Pharmaceuticals 3.4%
a
Bausch Health Cos., Inc. .............................. United States 200,000 1,632,000
a
Endo, Inc. ......................................... United States 187,928 4,788,405
Johnson & Johnson ................................. United States 350,000 56,721,000
Merck & Co., Inc. ................................... United States 150,000 17,034,000
Pfizer, Inc. ......................................... United States 1,059,816 30,671,075
110,846,480
Semiconductors & Semiconductor Equipment 1.4%
Analog Devices, Inc. ................................. United States 60,000 13,810,200
Micron Technology, Inc. ............................... United States 150,000 15,556,500
Texas Instruments, Inc. ............................... United States 75,000 15,492,750
44,859,450
Specialty Retail 1.0%
Home Depot, Inc. (The) ............................... United States 80,000 32,416,000
Tobacco 0.5%
Philip Morris International, Inc. ......................... United States 130,000 15,782,000
Total Common Stocks (Cost $ 717,423,275 ) ...................................
958,152,200
Equity-Linked Securities 12.8%
Aerospace & Defense 0.8%
b
Barclays Bank plc into Northrop Grumman Corp. , 144A, 7% ,
11/08/24 ........................................ United States 20,000 10,501,201

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Aerospace & Defense (continued)
b
Barclays Bank plc into RTX Corp. , 144A, 7.5% , 10/16/25 ...... United States 98,000 $ 11,659,516
b
Wells Fargo Bank NA into Boeing Co. (The) , 144A, 9% , 6/17/25 United States 35,000 5,489,689
27,650,406
Air Freight & Logistics 0.2%
b
J.P. Morgan Structured Products BV into United Parcel Service,
Inc. , 144A, 9% , 10/22/24 ............................ United States 39,000 5,339,706
Banks 0.7%
b
BNP Paribas Issuance BV into Bank of America Corp. , 144A,
8.5% , 2/26/25 .................................... United States 225,000 8,150,931
b
JPMorgan Chase Bank NA into Truist Financial Corp. , 144A,
9.5% , 3/02/26 .................................... United States 168,000 7,194,422
b
Merrill Lynch International & Co. CV into Fifth Third Bancorp ,
144A, 10% , 3/10/25 ................................ United States 160,000 6,093,666
21,439,019
Capital Markets 0.3%
b
Merrill Lynch International & Co. CV into Morgan Stanley , 144A,
9% , 7/14/25 ...................................... United States 100,000 10,070,574
Chemicals 0.5%
b
Barclays Bank plc into Air Products and Chemicals, Inc. , 144A,
8.5% , 3/10/25 .................................... United States 33,000 8,386,753
b
National Bank of Canada into Albemarle Corp. , 144A, 12% ,
3/31/25 ......................................... United States 80,000 7,950,675
16,337,428
Communications Equipment 0.2%
b
Royal Bank of Canada into Cisco Systems, Inc. , 144A, 8% ,
9/17/25 ......................................... United States 150,000 7,735,903
Consumer Staples Distribution & Retail 0.1%
b
UBS AG into Target Corp. , 144A, 10% , 9/15/25 ............. United States 28,200 4,231,173
Containers & Packaging 0.5%
b
BNP Paribas SA into International Paper Co. , 144A, 9% , 10/20/25 United States 125,000 6,093,517
b
Mizuho Markets Cayman LP into International Paper Co. , 144A,
10% , 1/22/25 ..................................... United States 215,000 8,931,886
15,025,403
Electric Utilities 0.5%
b
Wells Fargo Bank NA into NextEra Energy, Inc. , 144A, 8% ,
5/21/25 ......................................... United States 205,000 16,263,903
Ground Transportation 0.4%
b
Merrill Lynch BV into Union Pacific Corp. , 144A, 8% , 11/05/24 .. United States 55,000 12,928,054
Health Care Providers & Services 0.3%
b
Wells Fargo Bank NA into UnitedHealth Group, Inc. , 144A, 7% ,
7/14/25 ......................................... United States 17,000 8,865,071
Insurance 0.5%
b
BNP Paribas Issuance BV into MetLife, Inc. , 144A, 9% , 10/23/24 United States 238,200 16,921,579
Interactive Media & Services 0.3%
b
JPMorgan Chase Bank NA into Alphabet, Inc. , 144A, 8% , 3/28/25 United States 75,500 11,562,531
IT Services 0.4%
b
Barclays Bank plc into International Business Machines Corp. ,
144A, 8.5% , 6/09/25 ............................... United States 75,000 14,342,988

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Metals & Mining 0.9%
b
BNP Paribas Issuance BV into Freeport-McMoRan, Inc. , 144A,
10% , 8/12/25 ..................................... United States 350,000 $ 16,622,992
b
Mizuho Markets Cayman LP into Barrick Gold Corp. , 144A, 9% ,
7/01/25 ......................................... Canada 303,000 5,495,967
b
UBS AG into Newmont Corp. , 144A, 11% , 1/16/25 ........... United States 143,000 6,521,599
28,640,558
Oil, Gas & Consumable Fuels 0.6%
b
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp. ,
144A, 9% , 3/12/25 ................................. United States 120,665 13,277,874
b
JPMorgan Chase Bank NA into Exxon Mobil Corp. , 144A, 8.5% ,
11/03/25 ........................................ United States 50,000 5,698,680
18,976,554
Pharmaceuticals 0.4%
b
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co. , 144A,
9.5% , 5/08/25 .................................... United States 230,000 11,613,722
Semiconductors & Semiconductor Equipment 3.1%
b
Barclays Bank plc into Microchip Technology, Inc. , 144A, 10% ,
10/14/25 ........................................ United States 135,000 10,769,276
b
Citigroup Global Markets Holdings, Inc. into Intel Corp. , 144A,
10% , 10/03/24 .................................... United States 364,780 8,550,660
b
Mizuho Markets Cayman LP into Microchip Technology, Inc. ,
144A, 10% , 11/12/24 ............................... United States 146,000 11,724,910
b
National Bank of Canada into Broadcom, Inc. , 144A, 11.5% ,
5/13/25 ......................................... United States 8,000 11,021,580
b
Royal Bank of Canada into Texas Instruments, Inc. , 144A, 8% ,
6/11/25 ......................................... United States 160,000 32,595,122
b
UBS AG into Analog Devices, Inc. , 144A, 9% , 9/17/25 ........ United States 34,000 7,705,097
b
Wells Fargo Bank NA into Intel Corp. , 144A, 11% , 2/14/25 ..... United States 350,000 8,767,309
b
Wells Fargo Bank NA into QUALCOMM, Inc. , 144A, 10% ,
10/22/25 ........................................ United States 68,500 11,536,194
102,670,148
Software 1.1%
b
Barclays Bank plc into Oracle Corp. , 144A, 8.5% , 2/05/25 ..... United States 85,000 10,217,769
b
Merrill Lynch BV into Microsoft Corp , 144A, 7.5% , 10/06/25 .... United States 25,600 10,975,381
b
UBS AG into Oracle Corp. , 144A, 9% , 6/10/25 .............. United States 105,000 14,500,348
35,693,498
Specialty Retail 0.3%
b
J.P. Morgan Structured Products BV into Home Depot, Inc. (The) ,
144A, 8% , 10/15/25 ................................ United States 25,000 9,665,712
Technology Hardware, Storage & Peripherals 0.7%
b
Barclays Bank plc into Dell Technologies Inc , 144A, 12% , 9/03/25 United States 75,000 8,755,815
b
Mizuho Markets Cayman LP into Hewlett Packard Enterprise Co. ,
144A, 9.5% , 9/30/25 ............................... United States 400,000 7,517,090
b
UBS AG into Apple, Inc. , 144A, 7% , 4/02/25 ............... United States 39,000 7,418,807
23,691,712
Total Equity-Linked Securities (Cost $ 412,444,784 ) ............................
419,665,642
Convertible Preferred Stocks 0.5%
Chemicals 0.3%
Albemarle Corp. , 7.25% .............................. United States 230,000 10,350,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Financial Services 0.2%
a
FNMA , 5.375% ..................................... United States 475 $ 5,842,500
a
Total Convertible Preferred Stocks (Cost $ 48,856,042 ) .........................
16,192,500
Principal
Amount
*
Corporate Bonds 43.6%
Aerospace & Defense 1.9%
Boeing Co. (The) ,
Senior Note , 5.04% , 5/01/27 ......................... United States 11,500,000 11,537,586
Senior Note , 5.15% , 5/01/30 ......................... United States 25,000,000 25,068,500
b
Bombardier, Inc. , Senior Note , 144A, 7.25% , 7/01/31 ......... Canada 4,250,000 4,498,349
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.75% , 8/15/28 ............. United States 5,000,000 5,152,690
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 15,000,000 15,638,880
61,896,005
Automobile Components 0.6%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 11,945,000 10,526,368
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ..
United States 10,000,000 9,205,328
19,731,696
Automobiles 0.9%
Ford Motor Co. ,
Senior Bond , 3.25% , 2/12/32 ......................... United States 3,000,000 2,555,849
Senior Bond , 6.1% , 8/19/32 .......................... United States 7,000,000 7,177,622
General Motors Co. ,
Senior Bond , 5.6% , 10/15/32 ......................... United States 5,000,000 5,159,472
Senior Bond , 5.15% , 4/01/38 ......................... United States 13,500,000 12,948,202
27,841,145
Banks 3.9%
Bank of America Corp. ,
c
AA , Junior Sub. Bond , 6.1% to 3/16/25, FRN thereafter ,
Perpetual ....................................... United States 8,000,000 8,031,048
Senior Bond , 3.419% to 12/19/27, FRN thereafter , 12/20/28 . United States 5,000,000 4,865,140
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 6,500,000 6,470,849
Barclays plc ,
Senior Bond , 5.746% to 8/08/32, FRN thereafter , 8/09/33 ... United Kingdom 15,000,000 15,692,005
Senior Bond , 7.437% to 11/01/32, FRN thereafter , 11/02/33 .. United Kingdom 10,000,000 11,548,880
Senior Note , 5.501% to 8/08/27, FRN thereafter , 8/09/28 .... United Kingdom 2,300,000 2,359,887
Citigroup, Inc. , Senior Bond , 6.27% to 11/16/32, FRN thereafter ,
11/17/33 ........................................ United States 24,500,000 26,922,545
JPMorgan Chase & Co. ,
c
Junior Sub. Bond , 6.875% to 5/31/29, FRN thereafter ,
Perpetual ....................................... United States 5,000,000 5,373,955
Senior Bond , 6.254% to 10/22/33, FRN thereafter , 10/23/34 . United States 3,000,000 3,337,745

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Morgan Stanley Bank NA , Senior Note , 4.952% to 1/13/27, FRN
thereafter , 1/14/28 ................................. United States 3,500,000 $ 3,553,260
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037%
to 10/27/32, FRN thereafter , 10/28/33 ................... United States 8,000,000 8,648,603
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................. United States 4,000,000 3,923,851
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 ........................................ United States 10,000,000 10,670,394
Wells Fargo & Co. , Senior Bond , 5.557% to 7/24/33, FRN
thereafter , 7/25/34 ................................. United States 15,500,000 16,268,655
127,666,817
Biotechnology 0.3%
Amgen, Inc. , Senior Note , 5.25% , 3/02/30 .................
United States 10,000,000 10,436,961
Building Products 0.6%
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 6,900,000 6,989,445
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 11,000,000 11,355,795
18,345,240
Capital Markets 1.5%
Charles Schwab Corp. (The) , Senior Note , 5.643% to 5/18/28,
FRN thereafter , 5/19/29 ............................. United States 7,000,000 7,311,161
Goldman Sachs Group, Inc. (The) , Senior Bond , 6.561% to
10/23/33, FRN thereafter , 10/24/34 ..................... United States 17,000,000 19,199,424
Morgan Stanley ,
Senior Bond , 6.342% to 10/17/32, FRN thereafter , 10/18/33 . United States 8,650,000 9,622,446
Senior Bond , 5.25% to 4/20/33, FRN thereafter , 4/21/34 .... United States 5,700,000 5,889,121
Senior Bond , 6.627% to 10/31/33, FRN thereafter , 11/01/34 .. United States 6,000,000 6,789,126
48,811,278
Chemicals 1.7%
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ....
United States 12,000,000 12,438,913
b
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% ,
5/15/26 ......................................... Switzerland 8,000,000 7,914,326
b
International Flavors & Fragrances, Inc. , Senior Bond , 144A,
2.3% , 11/01/30 .................................... United States 10,000,000 8,775,198
b ,d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 7,300,000 7,893,833
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 10,000,000 9,625,145
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 8,888,000 8,577,209
55,224,624
Commercial Services & Supplies 0.5%
b
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ......... United States 15,000,000 14,866,249
Communications Equipment 1.5%
b
CommScope LLC ,
Senior Note , 144A, 8.25% , 3/01/27 .................... United States 20,000,000 18,035,158
Senior Note , 144A, 7.125% , 7/01/28 ................... United States 14,846,000 12,325,392
Senior Secured Note , 144A, 6% , 3/01/26 ................ United States 7,000,000 6,816,250
b
CommScope Technologies LLC ,
Senior Bond , 144A, 6% , 6/15/25 ...................... United States 9,602,868 9,302,778
Senior Bond , 144A, 5% , 3/15/27 ...................... United States 2,500,000 2,094,830
48,574,408

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 5.3% , 1/19/34 .......................... Ireland 5,000,000 $ 5,121,987
Capital One Financial Corp. ,
Senior Note , 4.927% to 5/09/27, FRN thereafter , 5/10/28 .... United States 10,398,356 10,524,553
Senior Note , 3.273% to 2/28/29, FRN thereafter , 3/01/30 .... United States 7,000,000 6,582,728
Senior Note , 5.247% to 7/25/29, FRN thereafter , 7/26/30 .... United States 6,070,000 6,175,678
Sub. Bond , 4.2% , 10/29/25 .......................... United States 6,000,000 5,959,406
Ford Motor Credit Co. LLC ,
Senior Note , 5.125% , 6/16/25 ........................ United States 20,000,000 19,996,853
Senior Note , 4.95% , 5/28/27 ......................... United States 15,000,000 14,966,854
Senior Note , 7.35% , 3/06/30 ......................... United States 1,500,000 1,625,006
General Motors Financial Co., Inc. , Senior Bond , 6.4% , 1/09/33 .
United States 5,000,000 5,333,431
76,286,496
Consumer Staples Distribution & Retail 0.1%
b
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ........... United States 3,000,000 2,529,188
Containers & Packaging 1.4%
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 .................... United States 10,700,000 7,986,109
Senior Secured Note , 144A, 4.125% , 8/15/26 ............ United States 10,000,000 9,024,000
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ................... United States 16,932,000 17,377,464
Senior Secured Note , 144A, 7.875% , 4/15/27 ............ United States 7,000,000 7,240,992
b
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group
Issuer LLC , Senior Secured Note , 144A, 4% , 10/15/27 ...... United States 5,000,000 4,812,364
46,440,929
Diversified REITs 0.3%
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 ...........
United States 10,000,000 10,049,240
Diversified Telecommunication Services 0.4%
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.125% , 5/01/27 ................... United States 3,000,000 2,954,869
Senior Bond , 144A, 5% , 2/01/28 ...................... United States 10,000,000 9,735,024
12,689,893
Electric Utilities 1.3%
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.25% ,
3/15/34 ......................................... United States 8,000,000 8,312,076
Pacific Gas and Electric Co. , Senior Bond , 4.55% , 7/01/30 ....
United States 5,000,000 4,963,350
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 ...........
United States 10,000,000 10,722,426
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 10,505,000 10,175,902
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 4,700,000 5,063,630
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 2,800,000 2,947,694
42,185,078
Electrical Equipment 0.2%
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 5,000,000 5,351,071
Energy Equipment & Services 0.5%
b
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 14,500,000 15,119,825
Entertainment 0.5%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ................
United States 15,000,000 15,371,860

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.4%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 5.75% , 4/01/33 .................... United States 8,000,000 $ 8,293,640
Pilgrim's Pride Corp. , Senior Bond , 6.25% , 7/01/33 ..........
United States 4,000,000 4,248,844
12,542,484
Ground Transportation 0.1%
b
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 .... United Kingdom 4,500,000 4,380,772
Health Care Equipment & Supplies 0.9%
GE HealthCare Technologies, Inc. , Senior Note , 5.905% , 11/22/32
United States 7,500,000 8,127,483
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 4,000,000 3,927,691
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 17,000,000 16,109,446
28,164,620
Health Care Providers & Services 6.5%
Centene Corp. , Senior Note , 4.625% , 12/15/29 .............
United States 10,000,000 9,792,669
b
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.875% , 4/15/29 .................. United States 39,750,000 36,081,632
Senior Note , 144A, 6.875% , 4/01/28 ................... United States 25,000,000 21,134,384
Senior Secured Note , 144A, 8% , 12/15/27 ............... United States 5,000,000 5,020,530
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 25,500,000 28,132,492
CVS Health Corp. , Senior Bond , 5.25% , 2/21/33 ............
United States 5,000,000 5,110,510
b
DaVita, Inc. ,
Senior Bond , 144A, 3.75% , 2/15/31 .................... United States 2,500,000 2,257,088
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 20,000,000 19,080,703
HCA, Inc. , Senior Bond , 5.5% , 6/01/33 ...................
United States 10,000,000 10,387,778
b
MPH Acquisition Holdings LLC ,
Senior Note , 144A, 5.75% , 11/01/28 ................... United States 5,750,000 2,639,443
Senior Secured Note , 144A, 5.5% , 9/01/28 .............. United States 8,890,000 6,418,530
Tenet Healthcare Corp. ,
Secured Note , 6.25% , 2/01/27 ........................ United States 24,031,000 24,083,484
Senior Note , 6.125% , 10/01/28 ....................... United States 19,400,000 19,570,332
Senior Secured Note , 6.125% , 6/15/30 ................. United States 12,500,000 12,719,900
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .......
United States 10,000,000 10,626,010
213,055,485
Hotels, Restaurants & Leisure 2.5%
b
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ......................................... United States 6,250,000 6,533,631
b
Carnival Corp. ,
Senior Note , 144A, 7.625% , 3/01/26 ................... United States 20,000,000 20,197,697
Senior Note , 144A, 10.5% , 6/01/30 .................... United States 4,250,000 4,617,138
Expedia Group, Inc. , Senior Note , 5% , 2/15/26 .............
United States 7,000,000 7,039,698
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 .................... United States 4,100,000 3,822,483
Senior Secured Note , 144A, 4.625% , 1/15/29 ............ United States 7,000,000 6,689,047
b
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond , 144A, 5.5% , 3/01/25 ..................... United States 18,698,000 18,701,416
Senior Bond , 144A, 5.25% , 5/15/27 .................... United States 6,000,000 6,008,670
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 6.25% , 3/15/33 .......................... United States 8,250,000 8,362,789
81,972,569

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers 0.7%
b
Calpine Corp. ,
Senior Note , 144A, 5.125% , 3/15/28 ................... United States 10,000,000 $ 9,868,225
Senior Secured Note , 144A, 4.5% , 2/15/28 .............. United States 5,000,000 4,885,370
b ,c
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ............................... United States 7,800,000 7,968,901
22,722,496
Media 0.8%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 2,800,000 2,507,831
Senior Note , 144A, 7.5% , 6/01/29 ..................... United States 7,000,000 6,034,868
Senior Secured Note , 144A, 5.125% , 8/15/27 ............ United States 5,582,436 5,492,155
b
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ..... United States 5,000,000 4,837,942
b
Univision Communications, Inc. , Senior Secured Note , 144A,
6.625% , 6/01/27 ................................... United States 8,500,000 8,533,397
27,406,193
Metals & Mining 1.2%
b
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 United States 8,500,000 8,160,254
d
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 .............. Luxembourg 12,000,000 13,391,950
b
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond , 144A, 4.375% , 4/01/31 ................... Australia 6,000,000 5,612,218
Senior Note , 144A, 5.875% , 4/15/30 ................... Australia 5,000,000 5,069,015
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ......
United States 8,000,000 7,998,003
40,231,440
Oil, Gas & Consumable Fuels 2.5%
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ...................... United States 13,186,000 13,172,637
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 8,820,000 8,591,297
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 5,500,000 5,657,801
b
Chesapeake Energy Corp. , Senior Note , 144A, 5.875% , 2/01/29 United States 9,500,000 9,556,288
Kinder Morgan, Inc. , Senior Bond , 5.4% , 2/01/34 ............
United States 8,000,000 8,201,274
b
Matador Resources Co. , Senior Note , 144A, 6.25% , 4/15/33 ... United States 3,500,000 3,450,048
Occidental Petroleum Corp. , Senior Bond , 6.625% , 9/01/30 ....
United States 6,000,000 6,476,856
b
Venture Global LNG, Inc. ,
c
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 10,250,000 10,397,538
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 5,000,000 5,215,947
Williams Cos., Inc. (The) ,
Senior Bond , 3.5% , 11/15/30 ......................... United States 7,053,000 6,669,930
Senior Bond , 5.65% , 3/15/33 ......................... United States 5,000,000 5,236,815
82,626,431
Passenger Airlines 1.3%
b
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 5,000,000 5,308,196
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 8,750,000 8,732,215
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 13,687,000 13,674,836
b
JetBlue Airways Corp. / JetBlue Loyalty LP , Senior Secured Note ,
144A, 9.875% , 9/20/31 .............................. United States 7,000,000 7,380,030
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 8,750,000 8,460,542
43,555,819

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 0.2%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .......
United States 8,500,000 $ 7,997,923
Pharmaceuticals 1.1%
b
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 .... Canada 6,374,000 6,323,199
b
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 11% ,
9/30/28 ......................................... United States 10,000,000 9,350,000
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 4,000,000 4,291,132
d
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ................................... Israel 10,000,000 10,430,530
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .......
United States 6,028,000 5,971,105
36,365,966
Semiconductors & Semiconductor Equipment 0.8%
b
Broadcom, Inc. ,
Senior Bond , 144A, 2.45% , 2/15/31 .................... United States 5,000,000 4,432,325
Senior Bond , 144A, 4.15% , 4/15/32 .................... United States 10,000,000 9,705,049
Micron Technology, Inc. ,
Senior Bond , 5.875% , 2/09/33 ........................ United States 4,000,000 4,273,998
Senior Note , 6.75% , 11/01/29 ........................ United States 8,000,000 8,792,342
27,203,714
Software 0.9%
Oracle Corp. ,
Senior Bond , 2.875% , 3/25/31 ........................ United States 15,000,000 13,653,333
Senior Bond , 6.25% , 11/09/32 ........................ United States 6,750,000 7,471,260
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ................
United States 10,000,000 9,496,627
30,621,220
Specialized REITs 0.5%
American Tower Corp. ,
Senior Bond , 2.9% , 1/15/30 .......................... United States 8,000,000 7,401,531
Senior Bond , 5.65% , 3/15/33 ......................... United States 5,000,000 5,285,281
Crown Castle, Inc. , Senior Bond , 3.3% , 7/01/30 .............
United States 5,000,000 4,677,656
17,364,468
Specialty Retail 0.4%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 ...............
United States 13,000,000 13,411,965
Technology Hardware, Storage & Peripherals 0.5%
Hewlett Packard Enterprise Co. , Senior Bond , 5% , 10/15/34 ...
United States 6,000,000 5,942,562
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .....................
United States 10,000,000 10,522,804
16,465,366
Tobacco 0.8%
BAT Capital Corp. ,
Senior Bond , 6.421% , 8/02/33 ........................ United Kingdom 6,000,000 6,592,681
Senior Note , 3.557% , 8/15/27 ........................ United Kingdom 10,000,000 9,798,194
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ..
United States 9,000,000 9,339,063
25,729,938
Trading Companies & Distributors 0.6%
United Rentals North America, Inc. ,
Senior Bond , 4.875% , 1/15/28 ........................ United States 12,800,000 12,715,154
b
Senior Secured Note , 144A, 6% , 12/15/29 ............... United States 8,000,000 8,263,976
20,979,130

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 0.5%
Sprint LLC , Senior Note , 7.625% , 3/01/26 .................
United States 7,500,000 $ 7,752,825
T-Mobile USA, Inc. , Senior Bond , 5.2% , 1/15/33 ............
United States 7,500,000 7,774,480
15,527,305
Total Corporate Bonds (Cost $ 1,378,930,536 ) .................................
1,427,743,307
U.S. Government and Agency Securities 9.1%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................................... United States 15,000,000 13,541,895
3%, 8/15/52 ...................................... United States 40,000,000 32,157,812
3.625%, 5/15/53 ................................... United States 42,500,000 38,688,281
4.125%, 8/15/53 ................................... United States 21,000,000 20,918,789
U.S. Treasury Notes ,
4.375%, 10/31/24 .................................. United States 15,000,000 14,992,977
2.875%, 5/15/32 ................................... United States 130,000,000 122,921,095
2.75%, 8/15/32 ................................... United States 60,000,000 56,081,250
Total U.S. Government and Agency Securities (Cost $ 305,900,742 ) ..............
299,302,099
Asset-Backed Securities 0.4%
Passenger Airlines 0.4%
United Airlines Pass-Through Trust ,
2020-1 , A , 5.875% , 10/15/27 ......................... United States 5,029,458 5,137,620
2023-1 , A , 5.8% , 1/15/36 ............................ United States 6,159,239 6,488,322
11,625,942
a a a a a a
Total Asset-Backed Securities (Cost $ 11,188,697 ) .............................
11,625,942
Mortgage-Backed Securities 2.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.0%
FHLMC Pool, 30 Year , 5%, 5/01/53 ...................... United States 16,604,791 16,612,229
FHLMC Pool, 30 Year , 5.5%, 7/01/53 - 11/01/53 ............ United States 16,827,609 17,030,004
33,642,233
Federal National Mortgage Association (FNMA) Fixed Rate 1.0%
FNMA, 30 Year , 4%, 8/01/49 ........................... United States 1,353,329 1,322,828
FNMA, 30 Year , 5%, 5/01/53 ........................... United States 16,598,646 16,606,080
FNMA, 30 Year , 5%, 11/01/53 .......................... United States 14,090,113 14,088,979
32,017,887
Total Mortgage-Backed Securities (Cost $ 64,077,373 ) ..........................
65,660,120
Shares
a
Escrows and Litigation Trusts 0.0%
a,e
Endo, Inc., Escrow Account ............................ United States 12,929,000 —
Total Escrows and Litigation Trusts (Cost $ – ) .................................
—
Total Long Term Investments (Cost $ 2,938,821,449 ) ...........................
3,198,341,810
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 173 .
Short Term Investments 1.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.5%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 48,999,962 $ 48,999,962
Total Money Market Funds (Cost $ 48,999,962 ) ................................
48,999,962
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
f,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 6,118,000 6,118,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 6,118,000 ) ..........................................................
6,118,000
Total Short Term Investments (Cost $ 55,117,962 ) ..............................
55,117,962
a
Total Investments (Cost $ 2,993,939,411 ) 99.4% ................................
$3,253,459,772
Other Assets, less Liabilities 0.6% ...........................................
20,000,305
Net Assets 100.0% .........................................................
$3,273,460,077
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $1,106,069,412, representing 33.8% of net assets.
c
Perpetual security with no stated maturity date.
d
A portion or all of the security is on loan at September 30, 2024.
e
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
f
See Note 6 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin Large Cap Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.5%
Aerospace & Defense 1.9%
a
Axon Enterprise, Inc. ................................. United States 4,875 $ 1,948,050
Beverages 0.5%
a
Monster Beverage Corp. .............................. United States 9,694 505,736
Biotechnology 1.2%
a
Vaxcyte, Inc. ....................................... United States 10,572 1,208,062
Broadline Retail 6.4%
a
Amazon.com, Inc. ................................... United States 34,341 6,398,759
Building Products 1.5%
Trane Technologies plc ............................... United States 3,862 1,501,275
Capital Markets 3.5%
Ares Management Corp. , A ............................ United States 10,401 1,620,892
MSCI, Inc. , A ....................................... United States 1,266 737,989
S&P Global, Inc. .................................... United States 2,293 1,184,610
3,543,491
Chemicals 1.9%
Linde plc .......................................... United States 3,882 1,851,171
Commercial Services & Supplies 1.3%
Republic Services, Inc. , A ............................. United States 6,622 1,329,962
Construction Materials 0.7%
Martin Marietta Materials, Inc. .......................... United States 1,293 695,957
Electrical Equipment 0.8%
Eaton Corp. plc ..................................... United States 2,500 828,600
Entertainment 2.0%
a
Netflix, Inc. ........................................ United States 1,934 1,371,728
a
ROBLOX Corp. , A ................................... United States 15,243 674,655
2,046,383
Financial Services 3.2%
Mastercard, Inc. , A .................................. United States 6,460 3,189,948
Food Products 0.9%
a
Freshpet, Inc. ...................................... United States 6,471 885,039
Ground Transportation 2.1%
a
Uber Technologies, Inc. ............................... United States 20,418 1,534,617
Union Pacific Corp. .................................. United States 2,395 590,319
2,124,936
Health Care Equipment & Supplies 2.9%
a
Dexcom, Inc. ....................................... United States 6,956 466,330
a
IDEXX Laboratories, Inc. .............................. United States 1,509 762,377
a
Intuitive Surgical, Inc. ................................ United States 3,405 1,672,775
2,901,482
Health Care Providers & Services 3.1%
McKesson Corp. .................................... United States 1,764 872,157
UnitedHealth Group, Inc. .............................. United States 3,826 2,236,986
3,109,143
Hotels, Restaurants & Leisure 2.9%
a
Chipotle Mexican Grill, Inc. , A .......................... United States 31,644 1,823,327

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc. ...................................... United States 2,477 $ 1,030,630
2,853,957
Household Durables 0.6%
DR Horton, Inc. ..................................... United States 3,275 624,772
Interactive Media & Services 10.3%
Alphabet, Inc. , A .................................... United States 17,577 2,915,145
Meta Platforms, Inc. , A ............................... United States 11,596 6,638,014
a
Pinterest, Inc. , A .................................... United States 23,164 749,819
10,302,978
IT Services 1.4%
a
Gartner, Inc. ....................................... United States 1,557 789,025
a
MongoDB, Inc. , A ................................... United States 2,230 602,881
1,391,906
Life Sciences Tools & Services 3.1%
Danaher Corp. ..................................... United States 4,433 1,232,463
a
Tempus AI, Inc. , A ................................... United States 1,600 90,560
Thermo Fisher Scientific, Inc. .......................... United States 1,384 856,101
West Pharmaceutical Services, Inc. ...................... United States 3,084 925,693
3,104,817
Machinery 0.7%
Parker-Hannifin Corp. ................................ United States 1,067 674,152
Personal Care Products 1.1%
a
BellRing Brands, Inc. ................................. United States 13,050 792,396
a
Oddity Tech Ltd. , A .................................. Israel 8,154 329,258
1,121,654
Pharmaceuticals 3.6%
AstraZeneca plc , ADR ................................ United Kingdom 9,886 770,218
Eli Lilly & Co. ...................................... United States 3,241 2,871,332
3,641,550
Professional Services 2.2%
TransUnion ........................................ United States 13,661 1,430,307
Verisk Analytics, Inc. , A ............................... United States 2,786 746,536
2,176,843
Real Estate Management & Development 0.7%
a
CoStar Group, Inc. .................................. United States 8,740 659,346
Semiconductors & Semiconductor Equipment 14.7%
Analog Devices, Inc. ................................. United States 3,770 867,741
a
ARM Holdings plc , ADR .............................. United States 4,135 591,346
ASML Holding NV , ADR .............................. Netherlands 627 522,448
Broadcom, Inc. ..................................... United States 9,206 1,588,035
a
Lattice Semiconductor Corp. ........................... United States 10,886 577,720
Monolithic Power Systems, Inc. ......................... United States 2,402 2,220,649
NVIDIA Corp. ...................................... United States 68,858 8,362,116
14,730,055
Software 18.4%
a
Adobe, Inc. ........................................ United States 834 431,829
a
Confluent, Inc. , A .................................... United States 9,544 194,507
a
Crowdstrike Holdings, Inc. , A ........................... United States 2,102 589,548
a
Datadog, Inc. , A .................................... United States 2,404 276,604

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Fair Isaac Corp. .................................... United States 864 $ 1,679,201
a
HubSpot, Inc. ...................................... United States 512 272,179
Intuit, Inc. ......................................... United States 1,516 941,436
Microsoft Corp. ..................................... United States 16,796 7,227,319
a
Monday.com Ltd. .................................... United States 2,308 641,093
Oracle Corp. ....................................... United States 6,856 1,168,262
Roper Technologies, Inc. .............................. United States 1,310 728,936
Salesforce, Inc. ..................................... United States 2,595 710,278
a
ServiceNow, Inc. .................................... United States 2,526 2,259,229
a
Synopsys, Inc. ..................................... United States 2,692 1,363,202
18,483,623
Specialty Retail 0.8%
a
AutoZone, Inc. ..................................... United States 239 752,860
Technology Hardware, Storage & Peripherals 5.1%
Apple, Inc. ........................................ United States 21,946 5,113,418
Total Common Stocks (Cost $ 35,100,509 ) ....................................
99,699,925
Short Term Investments 0.5%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.5%
b
Joint Repurchase Agreement , 4.809% , 10/01/24 (Maturity Value
$ 505,500 )
BNP Paribas Securities Corp. (Maturity Value $70,128)
Deutsche Bank Securities, Inc. (Maturity Value $182,910)
HSBC Securities (USA), Inc. (Maturity Value $252,462)
Collateralized by U.S. Government Agency Securities, 2.5% -
7%, 5/15/27 - 8/20/64; U.S. Government Agency Strips, 3/15/27
- 2/15/49; U.S. Treasury Bonds, Index Linked, 0.13%, 4/15/27;
and U.S. Treasury Notes, 3.75%, 12/31/28 (valued at $ 515,585 ) 505,432 505,432
Total Repurchase Agreements (Cost $ 505,432 ) ................................
505,432
Total Short Term Investments (Cost $ 505,432 ) ................................
505,432
a
Total Investments (Cost $ 35,605,941 ) 100.0% .................................
$100,205,357
Other Assets, less Liabilities 0.0%
†
..........................................
26,446
Net Assets 100.0% .........................................................
$100,231,803
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2024, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin Mutual Global Discovery VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.4%
Aerospace & Defense 1.5%
Airbus SE ......................................... France 44,705 $ 6,543,448
Air Freight & Logistics 1.9%
United Parcel Service, Inc. , B .......................... United States 59,515 8,114,275
Automobile Components 3.3%
a
Aptiv plc .......................................... United States 109,875 7,912,099
Denso Corp. ....................................... Japan 425,185 6,390,680
14,302,779
Banks 6.3%
Bank of America Corp. ............................... United States 110,285 4,376,109
BNP Paribas SA .................................... France 133,288 9,147,272
DBS Group Holdings Ltd. ............................. Singapore 241,233 7,144,228
JPMorgan Chase & Co. ............................... United States 31,998 6,747,098
27,414,707
Building Products 1.5%
Johnson Controls International plc ....................... United States 83,524 6,482,298
Capital Markets 1.7%
BlackRock, Inc. ..................................... United States 8,025 7,619,818
Chemicals 1.7%
a,b
Covestro AG , 144A , Reg S ............................ Germany 121,373 7,564,712
Consumer Finance 1.6%
Capital One Financial Corp. ........................... United States 47,278 7,078,935
Consumer Staples Distribution & Retail 1.9%
Seven & i Holdings Co. Ltd. ............................ Japan 561,944 8,460,969
Containers & Packaging 0.6%
DS Smith plc ....................................... United Kingdom 403,073 2,492,782
Diversified Telecommunication Services 1.9%
Deutsche Telekom AG ................................ Germany 281,022 8,254,148
Electric Utilities 1.3%
Entergy Corp. ...................................... United States 42,006 5,528,410
Electrical Equipment 1.7%
Mitsubishi Electric Corp. .............................. Japan 457,575 7,421,783
Energy Equipment & Services 2.0%
Schlumberger NV ................................... United States 206,821 8,676,141
Entertainment 1.8%
Walt Disney Co. (The) ................................ United States 80,996 7,791,005
Financial Services 5.7%
a
Fiserv, Inc. ........................................ United States 44,986 8,081,735
Global Payments, Inc. ................................ United States 77,007 7,887,057
Voya Financial, Inc. .................................. United States 112,757 8,932,609
24,901,401
Food Products 3.3%
Danone SA ........................................ France 103,640 7,549,764
Kraft Heinz Co. (The) ................................ United States 199,565 7,006,727
14,556,491

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 2.2%
Medtronic plc ...................................... United States 107,420 $ 9,671,023
Health Care Providers & Services 7.1%
CVS Health Corp. ................................... United States 122,215 7,684,879
Elevance Health, Inc. ................................ United States 18,622 9,683,440
a
Fresenius SE & Co. KGaA ............................. Germany 218,562 8,339,046
Humana, Inc. ...................................... United States 16,140 5,112,184
30,819,549
Household Durables 1.3%
DR Horton, Inc. ..................................... United States 28,842 5,502,188
Household Products 2.0%
Reckitt Benckiser Group plc ........................... United Kingdom 143,668 8,790,867
Industrial Conglomerates 1.6%
Siemens AG ....................................... Germany 35,184 7,118,643
Insurance 6.0%
Everest Group Ltd. .................................. United States 22,758 8,917,267
NN Group NV ...................................... Netherlands 164,266 8,196,972
Prudential plc ...................................... Hong Kong 962,730 8,932,150
26,046,389
Interactive Media & Services 1.8%
Tencent Holdings Ltd. ................................ China 142,662 7,932,705
IT Services 1.2%
Capgemini SE ...................................... France 25,145 5,429,309
Media 2.2%
a
Charter Communications, Inc. , A ........................ United States 29,911 9,693,557
Metals & Mining 1.8%
Rio Tinto plc ....................................... Australia 112,475 7,984,931
Oil, Gas & Consumable Fuels 4.2%
BP plc ............................................ United States 1,666,793 8,693,872
Hess Corp. ........................................ United States 15,259 2,072,172
Shell plc .......................................... United States 235,413 7,637,778
18,403,822
Personal Care Products 2.9%
Haleon plc ........................................ United States 955,571 5,000,400
Kenvue, Inc. ....................................... United States 322,680 7,463,588
12,463,988
Pharmaceuticals 7.4%
GSK plc .......................................... United States 378,518 7,707,589
Merck & Co., Inc. ................................... United States 67,421 7,656,329
Novartis AG , ADR ................................... Switzerland 65,474 7,530,819
Roche Holding AG .................................. United States 28,652 9,169,134
32,063,871
Real Estate Management & Development 1.4%
a
CBRE Group, Inc. , A ................................. United States 49,233 6,128,524
Semiconductors & Semiconductor Equipment 1.6%
Renesas Electronics Corp. ............................ Japan 484,432 7,029,912

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 1.5%
Samsung Electronics Co. Ltd. .......................... South Korea 140,478 $ 6,509,871
Textiles, Apparel & Luxury Goods 4.2%
a
Capri Holdings Ltd. .................................. United States 71,233 3,023,129
Cie Financiere Richemont SA .......................... Switzerland 44,607 7,083,783
Kering SA ......................................... France 28,820 8,296,652
18,403,564
Tobacco 1.8%
British American Tobacco plc ........................... United Kingdom 209,085 7,623,409
Trading Companies & Distributors 3.5%
AerCap Holdings NV ................................. Ireland 100,269 9,497,479
Ferguson Enterprises, Inc. ............................ United States 28,503 5,659,841
15,157,320
Total Common Stocks (Cost $ 315,860,984 ) ...................................
415,977,544
Principal
Amount
*
Corporate Bonds 0.7%
Media 0.1%
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ............
United States 490,000 487,599
Pharmaceuticals 0.4%
b
Bausch Health Americas, Inc. ,
Senior Note , 144A, 9.25% , 4/01/26 .................... United States 1,707,000 1,602,307
Senior Note , 144A, 8.5% , 1/31/27 ..................... United States 264,000 216,452
1,818,759
Specialty Retail 0.2%
b
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 1,374,000 806,214
Total Corporate Bonds (Cost $ 3,286,775 ) .....................................
3,112,572
Senior Floating Rate Interests 2.0%
c
Commercial Services & Supplies 1.0%
Neptune BidCo US, Inc., First Lien, CME Term Loan, A , 10.154% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 2,362,791 2,215,708
Neptune BidCo US, Inc., First Lien, Dollar CME Term Loan, B ,
10.404% , ( 3-month SOFR + 5% ), 4/11/29 ................ United States 2,174,743 2,047,368
4,263,076
a a a a a a
Professional Services 0.4%
c
CoreLogic, Inc., First Lien, Initial CME Term Loan , 8.46% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 1,967,441 1,952,863
Specialty Retail 0.6%
c,d
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 9.115% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 3,420,107 2,713,855
Total Senior Floating Rate Interests (Cost $ 8,993,065 ) .........................
8,929,794

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,e,f
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 966,000 $ —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 328,140,824 ) .............................
428,019,910
a
Short Term Investments 1.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.8%
g
FHLB , 10/01/24 ..................................... United States 7,300,000 7,299,059
g
U.S. Treasury Bills , 1/30/25 ............................ United States 500,000 492,702
Total U.S. Government and Agency Securities (Cost $ 7,792,244 ) ................
7,791,761
Total Short Term Investments (Cost $ 7,792,244 ) ...............................
7,791,761
a
Total Investments (Cost $ 335,933,068 ) 99.9% .................................
$435,811,671
Other Assets, less Liabilities 0.1% ...........................................
351,810
Net Assets 100.0% .........................................................
$436,163,481
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $10,189,685, representing 2.3% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
f
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
g
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2024 , the Fund had the following futures contracts outstanding.
At September 30, 2024 , the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 77 $ 10,747,756 12/16/24 $ (73,436)
Total Futures Contracts ...................................................................... $(73,436)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
South Korean Won .. HSBK Buy 2,822,476,470 2,085,727 11/04/24 $ 57,727 $ (232)
South Korean Won .. HSBK Sell 8,854,634,612 6,485,480 11/04/24 — (238,207)
South Korean Won .. UBSW Sell 447,389,608 328,142 11/04/24 — (11,579)
Japanese Yen ...... UBSW Sell 1,363,508,175 9,355,874 11/20/24 1,434 (196,003)
Euro ............. BOFA Sell 6,446,706 7,039,210 1/13/25 — (167,931)
Euro ............. HSBK Sell 772,938 845,539 1/13/25 — (18,572)
Euro ............. UBSW Buy 652,398 723,552 1/13/25 5,801 —
Euro ............. UBSW Sell 272,370 297,999 1/13/25 — (6,499)
Euro ............. WFLA Sell 6,667,073 7,279,177 1/13/25 — (174,325)
Total Forward Exchange Contracts ................................................... $64,962 $(813,348)
Net unrealized appreciation (depreciation) ............................................ $(748,386)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 173 .

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin Mutual Shares VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.9%
Air Freight & Logistics 1.8%
United Parcel Service, Inc. , B .......................... United States 283,275 $ 38,621,713
Automobile Components 1.2%
a
Aptiv plc .......................................... United States 367,381 26,455,106
Automobiles 1.3%
General Motors Co. .................................. United States 596,970 26,768,135
Banks 7.5%
Bank of America Corp. ............................... United States 1,504,610 59,702,925
JPMorgan Chase & Co. ............................... United States 279,269 58,886,661
PNC Financial Services Group, Inc. (The) ................. United States 231,686 42,827,157
161,416,743
Building Products 1.8%
Johnson Controls International plc ....................... United States 494,599 38,385,828
Capital Markets 1.8%
BlackRock, Inc. ..................................... United States 39,944 37,927,227
Communications Equipment 1.7%
Cisco Systems, Inc. ................................. United States 680,787 36,231,484
Construction & Engineering 1.5%
a
WillScot Holdings Corp. ............................... United States 846,111 31,813,774
Consumer Finance 1.5%
Capital One Financial Corp. ........................... United States 216,919 32,479,282
Consumer Staples Distribution & Retail 1.2%
Target Corp. ....................................... United States 169,930 26,485,290
Containers & Packaging 2.2%
DS Smith plc ....................................... United Kingdom 1,916,721 11,853,854
International Paper Co. ............................... United States 702,614 34,322,694
46,176,548
Diversified Telecommunication Services 0.7%
a,b,c
Windstream Holdings, Inc. ............................. United States 643,835 14,503,792
Electric Utilities 3.5%
Entergy Corp. ...................................... United States 277,712 36,549,676
PPL Corp. ......................................... United States 1,164,067 38,507,337
75,057,013
Electronic Equipment, Instruments & Components 1.4%
a
Flex Ltd. .......................................... United States 893,602 29,873,115
Energy Equipment & Services 1.9%
Schlumberger NV ................................... United States 953,137 39,984,097
Entertainment 2.1%
Walt Disney Co. (The) ................................ United States 470,710 45,277,595
Financial Services 7.8%
Apollo Global Management, Inc. ........................ United States 285,352 35,643,318
a
Fiserv, Inc. ........................................ United States 277,765 49,900,482
Global Payments, Inc. ................................ United States 421,998 43,221,035
Voya Financial, Inc. .................................. United States 489,908 38,810,512
167,575,347

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 1.7%
Kraft Heinz Co. (The) ................................ United States 1,046,643 $ 36,747,636
Health Care Equipment & Supplies 4.2%
Baxter International, Inc. .............................. United States 941,560 35,751,033
Medtronic plc ...................................... United States 588,147 52,950,875
88,701,908
Health Care Providers & Services 5.1%
CVS Health Corp. ................................... United States 643,074 40,436,493
Elevance Health, Inc. ................................ United States 85,651 44,538,520
Humana, Inc. ...................................... United States 76,586 24,257,850
109,232,863
Household Durables 1.4%
DR Horton, Inc. ..................................... United States 154,754 29,522,421
Insurance 3.6%
Everest Group Ltd. .................................. United States 103,267 40,463,109
Progressive Corp. (The) .............................. United States 142,799 36,236,674
76,699,783
Machinery 2.9%
Dover Corp. ....................................... United States 172,439 33,063,454
Parker-Hannifin Corp. ................................ United States 46,665 29,483,880
62,547,334
Media 4.0%
a
Charter Communications, Inc. , A ........................ United States 128,658 41,695,485
Comcast Corp. , A ................................... United States 1,052,874 43,978,547
85,674,032
Metals & Mining 2.2%
Rio Tinto plc ....................................... Australia 528,578 37,525,305
United States Steel Corp. ............................. United States 273,510 9,663,108
47,188,413
Oil, Gas & Consumable Fuels 4.7%
Chevron Corp. ..................................... United States 314,864 46,370,021
EOG Resources, Inc. ................................ United States 366,367 45,037,495
Hess Corp. ........................................ United States 72,431 9,836,130
101,243,646
Personal Care Products 1.7%
Kenvue, Inc. ....................................... United States 1,581,421 36,578,268
Pharmaceuticals 5.9%
GSK plc .......................................... United States 2,162,467 44,033,325
Merck & Co., Inc. ................................... United States 366,091 41,573,294
Novartis AG , ADR ................................... Switzerland 349,707 40,223,299
125,829,918
Professional Services 3.0%
KBR, Inc. ......................................... United States 481,162 31,338,081
SS&C Technologies Holdings, Inc. ....................... United States 430,793 31,969,149
63,307,230
Real Estate Management & Development 1.6%
a
CBRE Group, Inc. , A ................................. United States 277,917 34,595,108

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Retail REITs 1.7%
Brixmor Property Group, Inc. ........................... United States 1,317,261 $ 36,698,891
Software 3.1%
Gen Digital, Inc. .................................... United States 1,227,386 33,667,198
Oracle Corp. ....................................... United States 187,473 31,945,399
65,612,597
Specialized REITs 2.1%
American Tower Corp. ................................ United States 194,374 45,203,617
Tobacco 1.7%
British American Tobacco plc ........................... United Kingdom 1,006,150 36,685,044
Trading Companies & Distributors 3.4%
AerCap Holdings NV ................................. Ireland 401,775 38,056,128
Ferguson Enterprises, Inc. ............................ United States 175,671 34,882,990
72,939,118
Total Common Stocks (Cost $ 1,488,104,009 ) ..................................
2,030,039,916
Principal
Amount
*
Corporate Bonds 0.4%
Media 0.1%
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 ............
United States 2,352,000 2,340,477
Passenger Airlines 0.0%
†
d
American Airlines, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/29 ......................................... United States 123,000 130,581
Pharmaceuticals 0.1%
d
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 United States 1,121,000 919,101
Specialty Retail 0.2%
d
Michaels Cos., Inc. (The) , Senior Note , 144A, 7.875% , 5/01/29 . United States 6,870,000 4,031,069
Total Corporate Bonds (Cost $ 7,729,885 ) .....................................
7,421,228
Senior Floating Rate Interests 2.9%
e
Commercial Services & Supplies 0.9%
Neptune BidCo US, Inc., First Lien, CME Term Loan, A , 10.154% ,
( 3-month SOFR + 4.75% ), 10/11/28 .................... United States 11,152,430 10,458,191
Neptune BidCo US, Inc., First Lien, Dollar CME Term Loan, B ,
10.404% , ( 3-month SOFR + 5% ), 4/11/29 ................ United States 10,432,039 9,821,035
20,279,226
a a a a a a
e
Passenger Airlines 0.8%
f
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan ,
10.294% , ( 3-month SOFR + 4.75% ), 4/20/28 ............. United States 8,000,000 8,236,640
American Airlines, Inc., First Lien, Initial CME Term Loan , 7.209% ,
( 6-month SOFR + 2.5% ), 6/04/29 ...................... United States 8,346,176 8,294,013
16,530,653
a a a a a a
Professional Services 0.4%
e
CoreLogic, Inc., First Lien, Initial CME Term Loan , 8.46% ,
( 1-month SOFR + 3.5% ), 6/02/28 ...................... United States 8,885,651 8,819,808

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Software 0.2%
e
Quest Software, Inc., Second Lien, Initial CME Term Loan ,
12.902% , ( 3-month SOFR + 7.5% ), 2/01/30 .............. United States 13,032,127 $ 4,736,396
Specialty Retail 0.6%
e
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B , 9.115% ,
( 3-month SOFR + 4.25% ), 4/17/28 ..................... United States 15,816,366 12,550,286
Total Senior Floating Rate Interests (Cost $ 71,158,026 ) ........................
62,916,369
Shares
a
Companies in Liquidation 0.0%
a,b,g
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C.,
Contingent Distribution .............................. Netherlands 347,093 —
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution .... United States 6,301,000 —
Total Companies in Liquidation (Cost $ – ) ....................................
—
Total Long Term Investments (Cost $ 1,566,991,920 ) ...........................
2,100,377,513
a
Short Term Investments 1.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.9%
h
FHLB , 10/01/24 ..................................... United States 40,200,000 40,194,819
h
U.S. Treasury Bills , 1/09/25 ............................ United States 500,000 493,833
Total U.S. Government and Agency Securities (Cost $ 40,693,056 ) ...............
40,688,652
Total Short Term Investments (Cost $ 40,693,056 ) ..............................
40,688,652
a
Total Investments (Cost $ 1,607,684,976 ) 100.1% ..............................
$2,141,066,165
Other Assets, less Liabilities (0.1) % .........................................
(1,378,016)
Net Assets 100.0% .........................................................
$2,139,688,149
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $5,080,751, representing 0.2% of net assets.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2024 , the Fund had the following futures contracts outstanding.
At September 30, 2024 , the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 112 $ 9,361,800 12/16/24 $ (203,977)
Total Futures Contracts ...................................................................... $(203,977)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... UBSW Buy 368,000 492,347 11/18/24 $ — $ (379)
British Pound ...... WFLA Buy 541,560 722,970 11/18/24 1,867 (840)
British Pound ...... WFLA Sell 4,872,570 6,438,346 11/18/24 — (75,649)
Total Forward Exchange Contracts ................................................... $1,867 $(76,868)
Net unrealized appreciation (depreciation) ............................................ $(75,001)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 173 .

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin Rising Dividends VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.8%
Aerospace & Defense 3.5%
General Dynamics Corp. .............................. United States 82,875 $ 25,044,825
RTX Corp. ........................................ United States 246,000 29,805,360
54,850,185
Air Freight & Logistics 1.3%
United Parcel Service, Inc. , B .......................... United States 143,425 19,554,564
Banks 2.0%
JPMorgan Chase & Co. ............................... United States 150,625 31,760,788
Beverages 1.8%
PepsiCo, Inc. ...................................... United States 169,330 28,794,566
Biotechnology 1.5%
AbbVie, Inc. ....................................... United States 115,500 22,808,940
Building Products 3.3%
Carlisle Cos., Inc. ................................... United States 55,300 24,871,175
Johnson Controls International plc ....................... United States 343,000 26,620,230
51,491,405
Capital Markets 4.1%
Charles Schwab Corp. (The) ........................... United States 253,000 16,396,930
Morgan Stanley ..................................... United States 171,225 17,848,494
Nasdaq, Inc. ....................................... United States 403,600 29,466,836
63,712,260
Chemicals 7.2%
Air Products and Chemicals, Inc. ........................ United States 69,650 20,737,591
Ecolab, Inc. ........................................ United States 97,000 24,767,010
Linde plc .......................................... United States 111,950 53,384,477
Sherwin-Williams Co. (The) ............................ United States 34,900 13,320,283
112,209,361
Commercial Services & Supplies 1.8%
Cintas Corp. ....................................... United States 140,550 28,936,434
Consumer Staples Distribution & Retail 3.8%
Casey's General Stores, Inc. ........................... United States 19,150 7,194,846
Target Corp. ....................................... United States 118,000 18,391,480
Walmart, Inc. ...................................... United States 411,500 33,228,625
58,814,951
Electric Utilities 1.0%
NextEra Energy, Inc. ................................. United States 178,000 15,046,340
Electrical Equipment 1.5%
nVent Electric plc ................................... United States 334,300 23,487,918
Financial Services 2.7%
Visa, Inc. , A ........................................ United States 154,962 42,606,802
Food Products 2.4%
McCormick & Co., Inc. ............................... United States 180,000 14,814,000
Mondelez International, Inc. , A .......................... United States 318,300 23,449,161
38,263,161
Ground Transportation 0.8%
JB Hunt Transport Services, Inc. ........................ United States 69,750 12,020,018
Health Care Equipment & Supplies 7.5%
Abbott Laboratories .................................. United States 246,895 28,148,499

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co. ............................... United States 120,500 $ 29,052,550
STERIS plc ........................................ United States 39,800 9,653,092
Stryker Corp. ...................................... United States 139,300 50,323,518
117,177,659
Health Care Providers & Services 3.1%
UnitedHealth Group, Inc. .............................. United States 84,000 49,113,120
Hotels, Restaurants & Leisure 2.0%
McDonald's Corp. ................................... United States 105,000 31,973,550
Household Products 3.1%
Colgate-Palmolive Co. ............................... United States 160,800 16,692,648
Procter & Gamble Co. (The) ........................... United States 182,000 31,522,400
48,215,048
Industrial Conglomerates 1.9%
Honeywell International, Inc. ........................... United States 146,000 30,179,660
Insurance 1.1%
Erie Indemnity Co. , A ................................. United States 32,900 17,760,078
IT Services 2.7%
Accenture plc , A .................................... Ireland 117,825 41,648,781
Life Sciences Tools & Services 2.6%
Danaher Corp. ..................................... United States 70,700 19,656,014
West Pharmaceutical Services, Inc. ...................... United States 71,201 21,371,692
41,027,706
Machinery 2.0%
Donaldson Co., Inc. ................................. United States 133,197 9,816,619
Dover Corp. ....................................... United States 113,475 21,757,696
31,574,315
Oil, Gas & Consumable Fuels 2.9%
Chevron Corp. ..................................... United States 119,694 17,627,335
EOG Resources, Inc. ................................ United States 113,261 13,923,175
Exxon Mobil Corp. ................................... United States 118,461 13,885,999
45,436,509
Pharmaceuticals 1.6%
Johnson & Johnson ................................. United States 155,229 25,156,412
Semiconductors & Semiconductor Equipment 7.7%
Analog Devices, Inc. ................................. United States 176,994 40,738,709
Broadcom, Inc. ..................................... United States 220,425 38,023,312
Texas Instruments, Inc. ............................... United States 204,000 42,140,280
120,902,301
Software 13.4%
Microsoft Corp. ..................................... United States 310,500 133,608,150
Oracle Corp. ....................................... United States 118,300 20,158,320
Roper Technologies, Inc. .............................. United States 102,275 56,909,901
210,676,371
Specialty Retail 3.7%
Lowe's Cos., Inc. .................................... United States 111,200 30,118,520
Ross Stores, Inc. ................................... United States 183,080 27,555,371
57,673,891

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc. ........................................ United States 155,550 $ 36,243,150
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc. , B ....................................... United States 131,925 11,662,170
Trading Companies & Distributors 1.8%
WW Grainger, Inc. ................................... United States 26,900 27,943,989
Total Common Stocks (Cost $ 588,846,533 ) ...................................
1,548,722,403
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.2%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 19,054,767 19,054,767
Total Money Market Funds (Cost $ 19,054,767 ) ................................
19,054,767
Total Short Term Investments (Cost $ 19,054,767 ) ..............................
19,054,767
a
Total Investments (Cost $ 607,901,300 ) 100.0% ................................
$1,567,777,170
Other Assets, less Liabilities (0.0) %
†
.........................................
(791,145)
Net Assets 100.0% .........................................................
$1,566,986,025
a a a
†
Rounds to less than 0.1% of net assets.
a
See Note 6 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin Small Cap Value VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.3%
Aerospace & Defense 6.3%
Babcock International Group plc ........................ United Kingdom 2,334,656 $ 14,749,196
Melrose Industries plc ................................ United Kingdom 1,874,199 11,455,142
QinetiQ Group plc ................................... United Kingdom 5,538,692 33,379,562
Senior plc ......................................... United Kingdom 6,448,089 13,173,526
72,757,426
Automobile Components 0.5%
LCI Industries ...................................... United States 49,399 5,954,555
Banks 18.6%
Atlantic Union Bankshares Corp. ........................ United States 245,882 9,262,375
Camden National Corp. ............................... United States 218,459 9,026,726
Columbia Banking System, Inc. ......................... United States 1,280,201 33,426,047
First Bancorp ...................................... United States 340,327 14,154,200
First Commonwealth Financial Corp. ..................... United States 624,232 10,705,579
First Interstate BancSystem, Inc. , A ...................... United States 963,919 29,573,035
German American Bancorp, Inc. ........................ United States 298,868 11,581,135
Peoples Bancorp, Inc. ................................ United States 301,326 9,066,899
Sandy Spring Bancorp, Inc. ............................ United States 253,823 7,962,428
Seacoast Banking Corp. of Florida ...................... United States 445,983 11,885,447
SouthState Corp. ................................... United States 327,969 31,872,027
TriCo Bancshares ................................... United States 283,329 12,083,982
WSFS Financial Corp. ................................ United States 496,203 25,301,391
215,901,271
Building Products 2.5%
a
American Woodmark Corp. ............................ United States 16,647 1,555,662
UFP Industries, Inc. .................................. United States 205,619 26,979,269
28,534,931
Capital Markets 1.6%
Victory Capital Holdings, Inc. , A ......................... United States 335,994 18,614,068
Chemicals 4.8%
Ashland, Inc. ....................................... United States 16,055 1,396,303
Avient Corp. ....................................... United States 341,568 17,187,702
Elementis plc ...................................... United Kingdom 10,185,228 22,170,363
Olin Corp. ......................................... United States 142,087 6,817,334
Tronox Holdings plc ................................. United States 523,451 7,658,088
55,229,790
Commercial Services & Supplies 1.7%
HNI Corp. ......................................... United States 362,059 19,493,257
Communications Equipment 0.5%
a
Lumentum Holdings, Inc. .............................. United States 88,033 5,579,532
Construction & Engineering 5.1%
Primoris Services Corp. ............................... United States 378,992 22,011,855
Valmont Industries, Inc. ............................... United States 71,588 20,756,941
a
WillScot Holdings Corp. ............................... United States 425,142 15,985,339
58,754,135
Consumer Finance 0.6%
Bread Financial Holdings, Inc. .......................... United States 154,489 7,350,587
Diversified REITs 1.0%
Alexander & Baldwin, Inc. ............................. United States 583,283 11,199,034

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 0.7%
IDACORP, Inc. ..................................... United States 83,441 $ 8,601,933
Electrical Equipment 2.5%
Regal Rexnord Corp. ................................ United States 175,783 29,158,884
Electronic Equipment, Instruments & Components 5.5%
Benchmark Electronics, Inc. ........................... United States 308,936 13,692,044
a
Coherent Corp. ..................................... United States 81,002 7,201,888
a
Knowles Corp. ..................................... United States 1,606,009 28,956,342
a
Sanmina Corp. ..................................... United States 210,252 14,391,749
64,242,023
Energy Equipment & Services 2.1%
Hunting plc ........................................ United Kingdom 1,895,998 9,567,042
a
John Wood Group plc ................................ United Kingdom 5,590,157 9,496,259
TechnipFMC plc .................................... United Kingdom 189,393 4,967,778
24,031,079
Food Products 0.8%
Glanbia plc ........................................ Ireland 501,451 8,825,780
Ground Transportation 1.4%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 241,333 13,019,915
a
RXO, Inc. ......................................... United States 135,587 3,796,436
16,816,351
Health Care Equipment & Supplies 1.1%
a
Envista Holdings Corp. ............................... United States 624,772 12,345,495
Hotel & Resort REITs 0.2%
Sunstone Hotel Investors, Inc. .......................... United States 225,594 2,328,130
Hotels, Restaurants & Leisure 5.8%
Boyd Gaming Corp. ................................. United States 116,207 7,512,783
a
Brinker International, Inc. ............................. United States 376,416 28,807,116
Dalata Hotel Group plc ............................... Ireland 2,163,232 9,881,896
a
Hilton Grand Vacations, Inc. ........................... United States 586,997 21,319,731
67,521,526
Household Durables 2.1%
Century Communities, Inc. ............................ United States 36,343 3,742,602
a
M/I Homes, Inc. ..................................... United States 44,736 7,665,961
Meritage Homes Corp. ............................... United States 42,624 8,740,904
a
Taylor Morrison Home Corp. , A ......................... United States 66,493 4,671,798
24,821,265
Industrial REITs 0.1%
STAG Industrial, Inc. ................................. United States 27,733 1,084,083
Insurance 5.9%
CNO Financial Group, Inc. ............................ United States 741,800 26,037,180
Hanover Insurance Group, Inc. (The) ..................... United States 165,538 24,517,833
Horace Mann Educators Corp. ......................... United States 513,515 17,947,349
a
TWFG, Inc. , A ...................................... United States 1,819 49,332
68,551,694
Leisure Products 3.4%
BRP, Inc. .......................................... United States 107,006 6,368,849
Brunswick Corp. .................................... United States 28,477 2,386,942

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
a
Mattel, Inc. ........................................ United States 1,623,896 $ 30,935,219
39,691,010
Machinery 6.1%
a
Chart Industries, Inc. ................................. United States 189,995 23,585,979
Columbus McKinnon Corp. ............................ United States 70,826 2,549,736
a
Gates Industrial Corp. plc ............................. United States 606,566 10,645,234
Mueller Water Products, Inc. , A ......................... United States 1,524,440 33,080,348
Timken Co. (The) ................................... United States 6,663 561,624
70,422,921
Media 1.2%
Cable One, Inc. ..................................... United States 40,989 14,337,542
Metals & Mining 1.2%
Commercial Metals Co. ............................... United States 178,546 9,812,888
Ryerson Holding Corp. ............................... United States 224,746 4,474,693
14,287,581
Multi-Utilities 0.8%
Black Hills Corp. .................................... United States 144,835 8,852,315
Office REITs 1.4%
Highwoods Properties, Inc. ............................ United States 471,041 15,784,584
Oil, Gas & Consumable Fuels 2.3%
Veren, Inc. ........................................ Canada 4,362,465 26,871,249
Paper & Forest Products 0.6%
Louisiana-Pacific Corp. ............................... United States 67,935 7,300,295
Professional Services 0.8%
Kforce, Inc. ........................................ United States 142,021 8,727,190
Real Estate Management & Development 0.8%
Colliers International Group, Inc. ........................ Canada 62,222 9,445,922
Retail REITs 0.6%
Kite Realty Group Trust ............................... United States 250,334 6,648,871
Semiconductors & Semiconductor Equipment 1.3%
a
Cohu, Inc. ......................................... United States 600,865 15,442,230
Software 2.9%
a
ACI Worldwide, Inc. .................................. United States 671,143 34,161,179
Specialty Retail 0.8%
Group 1 Automotive, Inc. .............................. United States 25,681 9,836,850
Textiles, Apparel & Luxury Goods 0.6%
Dr. Martens plc ..................................... United Kingdom 4,329,077 3,267,033
PVH Corp. ........................................ United States 35,006 3,529,655
6,796,688
Trading Companies & Distributors 2.1%
Herc Holdings, Inc. .................................. United States 21,237 3,385,815
McGrath RentCorp .................................. United States 197,173 20,758,373
24,144,188
Total Common Stocks (Cost $ 892,883,598 ) ...................................
1,140,447,444

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 173 .
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.9%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 22,325,407 $ 22,325,407
Total Money Market Funds (Cost $ 22,325,407 ) ................................
22,325,407
Total Short Term Investments (Cost $ 22,325,407 ) ..............................
22,325,407
a
Total Investments (Cost $ 915,209,005 ) 100.2% ................................
$1,162,772,851
Other Assets, less Liabilities (0.2) % .........................................
(2,451,901)
Net Assets 100.0% .........................................................
$1,160,320,950
a a a
a
Non-income producing.
b
See Note 6 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin Small-Mid Cap Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.2%
Aerospace & Defense 3.5%
a
Axon Enterprise, Inc. ................................. United States 24,000 $ 9,590,400
TransDigm Group, Inc. ............................... United States 4,100 5,851,233
15,441,633
Banks 0.3%
Fifth Third Bancorp .................................. United States 33,800 1,447,992
Beverages 0.5%
a
Celsius Holdings, Inc. ................................ United States 73,700 2,311,232
Biotechnology 2.4%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 16,800 4,620,504
a
Ascendis Pharma A/S , ADR ........................... Denmark 6,300 940,653
a
CG oncology, Inc. ................................... United States 38,400 1,448,832
a
Natera, Inc. ........................................ United States 11,400 1,447,230
a
Vaxcyte, Inc. ....................................... United States 19,700 2,251,119
10,708,338
Building Products 2.0%
Trane Technologies plc ............................... United States 22,700 8,824,171
Capital Markets 9.0%
Ares Management Corp. , A ............................ United States 67,100 10,456,864
Blue Owl Capital, Inc. , A .............................. United States 277,800 5,378,208
LPL Financial Holdings, Inc. ........................... United States 23,200 5,397,016
MSCI, Inc. , A ....................................... United States 14,000 8,161,020
Nasdaq, Inc. ....................................... United States 74,100 5,410,041
Tradeweb Markets, Inc. , A ............................. United States 37,500 4,637,625
39,440,774
Commercial Services & Supplies 0.8%
Republic Services, Inc. , A ............................. United States 17,400 3,494,616
Containers & Packaging 1.2%
Avery Dennison Corp. ................................ United States 24,800 5,474,848
Electrical Equipment 1.8%
AMETEK, Inc. ...................................... United States 25,700 4,412,947
Vertiv Holdings Co. , A ................................ United States 34,200 3,402,558
7,815,505
Energy Equipment & Services 0.7%
Halliburton Co. ..................................... United States 111,500 3,239,075
Entertainment 1.5%
a
ROBLOX Corp. , A ................................... United States 150,900 6,678,834
Financial Services 1.3%
a
Block, Inc. , A ....................................... United States 86,900 5,833,597
Food Products 1.0%
a
Freshpet, Inc. ...................................... United States 32,900 4,499,733
Ground Transportation 2.0%
Old Dominion Freight Line, Inc. ......................... United States 43,300 8,601,112
Health Care Equipment & Supplies 4.3%
a
Dexcom, Inc. ....................................... United States 104,252 6,989,054
a
IDEXX Laboratories, Inc. .............................. United States 13,350 6,744,687
a
Penumbra, Inc. ..................................... United States 27,160 5,277,460
19,011,201

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 0.7%
a
HealthEquity, Inc. ................................... United States 36,400 $ 2,979,340
Health Care Technology 1.6%
a
Veeva Systems, Inc. , A ............................... United States 33,800 7,093,606
Hotels, Restaurants & Leisure 6.6%
a
Cava Group, Inc. .................................... United States 51,400 6,365,890
a
DoorDash, Inc. , A ................................... United States 59,600 8,506,708
Texas Roadhouse, Inc. , A ............................. United States 29,100 5,139,060
Wingstop, Inc. ...................................... United States 15,600 6,490,848
Wynn Resorts Ltd. .................................. United States 24,500 2,349,060
28,851,566
Household Durables 1.3%
a
NVR, Inc. ......................................... United States 582 5,710,468
Industrial REITs 0.9%
Terreno Realty Corp. ................................. United States 59,450 3,973,043
Insurance 1.3%
Arthur J Gallagher & Co. .............................. United States 20,900 5,880,633
Interactive Media & Services 1.4%
a
Pinterest, Inc. , A .................................... United States 189,500 6,134,115
IT Services 5.5%
a
Cloudflare, Inc. , A ................................... United States 54,300 4,392,327
a
EPAM Systems, Inc. ................................. United States 21,600 4,299,048
a
Gartner, Inc. ....................................... United States 18,400 9,324,384
a
MongoDB, Inc. , A ................................... United States 22,500 6,082,875
24,098,634
Leisure Products 1.5%
a,b,c
Fanatics Holdings, Inc. ............................... United States 94,539 6,663,102
Life Sciences Tools & Services 2.7%
Agilent Technologies, Inc. ............................. United States 46,900 6,963,712
a
Repligen Corp. ..................................... United States 32,500 4,836,650
11,800,362
Machinery 2.1%
IDEX Corp. ........................................ United States 19,350 4,150,575
Xylem, Inc. ........................................ United States 37,100 5,009,613
9,160,188
Media 1.9%
New York Times Co. (The) , A ........................... United States 78,100 4,347,827
a
Trade Desk, Inc. (The) , A .............................. United States 35,800 3,925,470
8,273,297
Oil, Gas & Consumable Fuels 3.1%
Cheniere Energy, Inc. ................................ United States 24,100 4,334,144
Hess Corp. ........................................ United States 30,600 4,155,480
Targa Resources Corp. ............................... United States 36,000 5,328,360
13,817,984
Personal Care Products 0.8%
a
BellRing Brands, Inc. ................................. United States 58,500 3,552,120
Pharmaceuticals 1.1%
a
Jazz Pharmaceuticals plc ............................. United States 41,900 4,668,079

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 5.4%
Paychex, Inc. ...................................... United States 67,600 $ 9,071,244
TransUnion ........................................ United States 49,800 5,214,060
Verisk Analytics, Inc. , A ............................... United States 34,700 9,298,212
23,583,516
Residential REITs 0.9%
Equity LifeStyle Properties, Inc. ......................... United States 56,700 4,044,978
Semiconductors & Semiconductor Equipment 5.2%
ASM International NV ................................ Netherlands 3,800 2,507,313
a
Lattice Semiconductor Corp. ........................... United States 104,955 5,569,962
Monolithic Power Systems, Inc. ......................... United States 7,450 6,887,525
a
Onto Innovation, Inc. ................................. United States 14,200 2,947,352
a
SiTime Corp. ....................................... United States 28,800 4,939,488
22,851,640
Software 12.0%
a
Alkami Technology, Inc. ............................... United States 97,925 3,088,555
a
ANSYS, Inc. ....................................... United States 13,600 4,333,368
a
Arteris, Inc. ........................................ United States 147,100 1,135,612
a
Confluent, Inc. , A .................................... United States 137,700 2,806,326
a
Crowdstrike Holdings, Inc. , A ........................... United States 17,000 4,767,990
a
Datadog, Inc. , A .................................... United States 48,700 5,603,422
a
Fair Isaac Corp. .................................... United States 4,700 9,134,544
a
HubSpot, Inc. ...................................... United States 13,700 7,282,920
a
Manhattan Associates, Inc. ............................ United States 6,500 1,828,970
a
Monday.com Ltd. .................................... United States 13,400 3,722,118
a
Procore Technologies, Inc. ............................ United States 26,100 1,610,892
a
Synopsys, Inc. ..................................... United States 8,650 4,380,273
a
Tyler Technologies, Inc. ............................... United States 5,600 3,268,832
52,963,822
Specialty Retail 5.4%
a
AutoZone, Inc. ..................................... United States 900 2,835,036
a
Burlington Stores, Inc. ................................ United States 25,100 6,613,348
Ross Stores, Inc. ................................... United States 46,400 6,983,664
Tractor Supply Co. .................................. United States 24,537 7,138,549
23,570,597
Trading Companies & Distributors 2.5%
Fastenal Co. ....................................... United States 108,500 7,749,070
United Rentals, Inc. .................................. United States 4,100 3,319,893
11,068,963
Total Common Stocks (Cost $ 281,375,156 ) ...................................
423,562,714
Convertible Preferred Stocks 1.7%
Diversified Consumer Services 0.2%
a,b,c
Newsela, Inc. , D .................................... United States 48,915 917,251
a
Software 1.3%
a,b,c
Benchling, Inc. , F ................................... United States 35,200 535,704
a,b,c
Blaize, Inc. , D ...................................... United States 206,272 1,234,519
a,b,c
Blaize, Inc. , D-2 .................................... United States 82,758 382,111
a,b,c
Databricks, Inc. , G .................................. United States 25,878 1,788,937
a,b,c
OneTrust LLC , C .................................... United States 82,367 1,452,467
5,393,738

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 173 .
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Trading Companies & Distributors 0.2%
a,b,c
Anduril Industries, Inc. , F .............................. United States 45,571 $ 990,559
a
Total Convertible Preferred Stocks (Cost $ 8,875,491 ) ..........................
7,301,548
Warrants
Warrants 0.0%
†
Software 0.0%
†
a,b,c
Blaize, Inc. , 9/19/25 ................................. United States 8,275 7,352
a,b,c
Blaize, Inc. , 12/09/25 ................................. United States 1 —
a,b,c
Blaize, Inc. , 8/23/33 ................................. United States 1 —
7,352
Total Warrants (Cost $ 6 ) ....................................................
7,352
Principal
Amount
*
Convertible Bonds 0.0%
†
Software 0.0%
†
b ,c
Blaize, Inc. , 10% , 1/03/25 ............................. United States 195,400 195,400
Total Convertible Bonds (Cost $ 195,400 ) .....................................
195,400
Corporate Bonds 0.0%
†
Software 0.0%
†
b ,c
Blaize, Inc. , 10% , 12/31/25 ............................ United States 64,369 64,375
Total Corporate Bonds (Cost $ 64,369 ) .......................................
64,375
Total Long Term Investments (Cost $ 290,510,422 ) .............................
431,131,389
a
Short Term Investments 2.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.2%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 9,738,072 9,738,072
Total Money Market Funds (Cost $ 9,738,072 ) .................................
9,738,072
Total Short Term Investments (Cost $ 9,738,072 ) ...............................
9,738,072
a
Total Investments (Cost $ 300,248,494 ) 100.1% ................................
$440,869,461
Other Assets, less Liabilities (0.1) % .........................................
(683,013)
Net Assets 100.0% .........................................................
$440,186,448
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin Strategic Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd. , A ....................... South Africa 14,792,309 $ —
a,b,c
K2016470219 South Africa Ltd. , B ....................... South Africa 1,472,041 —
—
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 4,744 142
Machinery 0.0%
†
UTEX Industries, Inc. ................................ United States 1,757 69,109
Oil, Gas & Consumable Fuels 0.0%
†
b
Amplify Energy Corp. ................................ United States 431 2,814
Birch Permian Holdings, Inc. ........................... United States 4,478 32,325
35,139
Total Common Stocks (Cost $ 1,107,368 ) .....................................
104,390
Management Investment Companies 0.5%
Capital Markets 0.5%
a,b,d
Franklin BSP Real Estate Credit BDC .................... United States 53,835 1,393,255
b
Total Management Investment Companies (Cost $ 1,371,083 ) ...................
1,393,255
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. ........................ United States 11,237 1,686
b
Total Preferred Stocks (Cost $ 169 ) ..........................................
1,686
Warrants
Warrants 0.0%
Machinery 0.0%
a,b
UTEX Industries, Inc. , 2/20/49 .......................... United States 150 —
Total Warrants (Cost $ 132 ) .................................................
—
Principal
Amount
*
Corporate Bonds 59.9%
Aerospace & Defense 1.1%
Boeing Co. (The) ,
Senior Bond , 3.625% , 2/01/31 ........................ United States 700,000 641,497
Senior Note , 5.15% , 5/01/30 ......................... United States 700,000 701,918
e
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 600,000 628,312
Howmet Aerospace, Inc. , Senior Note , 4.85% , 10/15/31 .......
United States 250,000 255,347
e
TransDigm, Inc. , Senior Secured Note , 144A, 6% , 1/15/33 ..... United States 900,000 913,423
3,140,497
Air Freight & Logistics 0.2%
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ................
United States 650,000 537,215
Automobile Components 1.1%
e
Adient Global Holdings Ltd. ,
Senior Note , 144A, 8.25% , 4/15/31 .................... United States 600,000 637,275
Senior Secured Note , 144A, 7% , 4/15/28 ................ United States 200,000 206,176

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
e
Allison Transmission, Inc. ,
Senior Bond , 144A, 5.875% , 6/01/29 ................... United States 800,000 $ 805,609
Senior Bond , 144A, 3.75% , 1/30/31 .................... United States 300,000 272,982
e
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 600,000 528,742
e
Garrett Motion Holdings, Inc. / Garrett LX I SARL , Senior Note ,
144A, 7.75% , 5/31/32 ............................... United States 400,000 409,662
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ..
United States 100,000 92,053
e
ZF North America Capital, Inc. , Senior Note , 144A, 6.75% ,
4/23/30 ......................................... Germany 400,000 403,674
3,356,173
Automobiles 0.3%
e
Hyundai Capital America , Senior Note , 144A, 5.35% , 3/19/29 .. United States 150,000 154,583
e
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 800,000 791,138
945,721
Banks 6.4%
e
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 250,000 258,870
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 .........
Spain 300,000 265,261
Bank of America Corp. ,
Senior Bond , 4.571% to 4/26/32, FRN thereafter , 4/27/33 ... United States 800,000 796,412
Senior Note , 4.376% to 4/26/27, FRN thereafter , 4/27/28 .... United States 1,000,000 1,001,739
e
BNP Paribas SA ,
Senior Non-Preferred Note , 144A, 2.819% to 11/18/24, FRN
thereafter , 11/19/25 ................................ France 400,000 398,486
Senior Non-Preferred Note , 144A, 2.219% to 6/08/25, FRN
thereafter , 6/09/26 ................................. France 500,000 490,493
Senior Preferred Note , 144A, 5.176% to 1/08/29, FRN
thereafter , 1/09/30 ................................. France 1,000,000 1,026,378
e
BPCE SA , Senior Non-Preferred Note , 144A, 2.045% to 10/18/26,
FRN thereafter , 10/19/27 ............................ France 800,000 758,695
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ......................................... United States 1,600,000 1,614,410
HSBC Holdings plc ,
Senior Bond , 2.848% to 6/03/30, FRN thereafter , 6/04/31 ... United Kingdom 800,000 728,513
Senior Bond , 2.357% to 8/17/30, FRN thereafter , 8/18/31 ... United Kingdom 300,000 263,842
Senior Note , 4.18% to 12/08/24, FRN thereafter , 12/09/25 ... United Kingdom 900,000 897,790
Senior Note , 5.21% to 8/10/27, FRN thereafter , 8/11/28 ..... United Kingdom 550,000 561,303
JPMorgan Chase & Co. ,
Senior Bond , 3.2% , 6/15/26 .......................... United States 1,213,000 1,195,789
Senior Bond , 2.522% to 4/21/30, FRN thereafter , 4/22/31 ... United States 1,000,000 908,728
Senior Bond , 5.336% to 1/22/34, FRN thereafter , 1/23/35 ... United States 300,000 313,690
KeyBank NA , Senior Note , 4.15% , 8/08/25 ................
United States 500,000 496,403
Mizuho Financial Group, Inc. , Senior Note , 5.778% to 7/05/28,
FRN thereafter , 7/06/29 ............................. Japan 500,000 523,161
Santander UK Group Holdings plc , Senior Note , 1.673% to
6/23/26, FRN thereafter , 6/14/27 ...................... United Kingdom 800,000 761,104
e
Societe Generale SA ,
Senior Non-Preferred Bond , 144A, 2.889% to 6/08/31, FRN
thereafter , 6/09/32 ................................. France 800,000 694,267
Senior Non-Preferred Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................. France 700,000 665,315

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 ...
Canada 1,000,000 $ 1,016,188
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 ................................ United States 800,000 810,524
e
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 500,000 443,780
Wells Fargo & Co. ,
Senior Note , 4.54% to 8/14/25, FRN thereafter , 8/15/26 ..... United States 500,000 499,249
Senior Note , 6.303% to 10/22/28, FRN thereafter , 10/23/29 .. United States 800,000 856,145
Senior Note , 5.198% to 1/22/29, FRN thereafter , 1/23/30 .... United States 450,000 464,025
18,710,560
Beverages 0.3%
e
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 Canada 1,000,000 959,817
Biotechnology 0.4%
Amgen, Inc. ,
Senior Bond , 4.2% , 3/01/33 .......................... United States 400,000 388,730
Senior Bond , 5.25% , 3/02/33 ......................... United States 700,000 729,006
e
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 200,000 187,512
1,305,248
Broadline Retail 0.0%
†
a ,e ,f ,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ..................................... South Africa 1,036,360 —
a ,e ,f ,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 .................................... South Africa 564,697 —
e ,h
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 100,000 102,696
102,696
Building Products 0.8%
e
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 300,000 303,889
e
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 900,000 929,111
e
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 300,000 311,175
e
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 100,000 103,630
e
Standard Industries, Inc. ,
Senior Bond , 144A, 4.75% , 1/15/28 .................... United States 500,000 490,177
Senior Bond , 144A, 3.375% , 1/15/31 ................... United States 200,000 178,347
2,316,329
Capital Markets 2.4%
Deutsche Bank AG , Senior Preferred Note , 5.371% , 9/09/27 ...
Germany 800,000 823,757
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 2.383% to 7/20/31, FRN thereafter , 7/21/32 ... United States 370,000 321,046
Senior Note , 5.7% , 11/01/24 ......................... United States 500,000 500,220
Senior Note , 4.387% to 6/14/26, FRN thereafter , 6/15/27 .... United States 300,000 300,756
Senior Note , 1.948% to 10/20/26, FRN thereafter , 10/21/27 .. United States 1,000,000 953,439
Morgan Stanley ,
Senior Bond , 3.591% , 7/22/28 ........................ United States 809,000 792,818
Senior Bond , 5.466% to 1/17/34, FRN thereafter , 1/18/35 ... United States 200,000 209,194

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
e
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............. United States 1,200,000 $ 1,057,242
e
Prologis Targeted US Logistics Fund LP , Senior Note , 144A,
5.25% , 4/01/29 ................................... United States 250,000 257,594
e
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 300,000 319,695
UBS Group AG ,
Senior Note , 4.55% , 4/17/26 ......................... Switzerland 400,000 401,176
e
Senior Note , 144A, 6.373% to 7/14/25, FRN thereafter , 7/15/26 Switzerland 300,000 303,325
e
Senior Note , 144A, 5.711% to 1/11/26, FRN thereafter , 1/12/27 Switzerland 700,000 709,661
6,949,923
Chemicals 1.9%
e
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 200,000 205,186
e
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 900,000 709,992
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ....
United States 450,000 466,459
e ,h
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 300,000 306,750
e
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 ........................................ Switzerland 400,000 338,544
e
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 800,000 763,350
e
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 United Kingdom 800,000 EUR 890,413
e ,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 United States 330,750 277,003
Nutrien Ltd. , Senior Note , 4.9% , 3/27/28 ..................
Canada 100,000 102,034
e
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 300,000 324,404
e
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 .... Switzerland 800,000 798,049
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 .............
United States 200,000 189,131
e
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ... Brazil 100,000 90,481
5,461,796
Commercial Services & Supplies 1.4%
e
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 700,000 715,643
e
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ......... United States 400,000 396,433
e
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 1,000,000 951,092
e
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 400,000 403,818
e
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ......... United States 1,000,000 997,227
e
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 500,000 520,148
3,984,361
Construction & Engineering 0.3%
e
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ........... United States 800,000 769,679
Construction Materials 0.3%
e
Knife River Corp. , Senior Note , 144A, 7.75% , 5/01/31 ........ United States 700,000 744,964
Consumer Finance 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 800,000 708,129
e
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 600,000 618,223
General Motors Financial Co., Inc. , Senior Bond , 5.45% , 9/06/34
United States 290,000 289,238
OneMain Finance Corp. , Senior Note , 9% , 1/15/29 ..........
United States 600,000 636,310
2,251,900

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail 0.2%
e
Cencosud SA , Senior Note , 144A, 5.95% , 5/28/31 ........... Chile 200,000 $ 209,078
e
US Foods, Inc. ,
Senior Note , 144A, 6.875% , 9/15/28 ................... United States 300,000 313,058
h
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 100,000 100,357
622,493
Containers & Packaging 1.3%
e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 .................... United States 600,000 447,819
Senior Secured Note , 144A, 2.125% , 8/15/26 ............ United States 200,000 EUR 193,054
e
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 .... United States 500,000 473,268
e
Owens-Brockway Glass Container, Inc. ,
Senior Note , 144A, 6.625% , 5/13/27 ................... United States 75,000 75,423
Senior Note , 144A, 7.25% , 5/15/31 .................... United States 200,000 205,716
e
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group
Issuer, Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 ... United States 500,000 479,392
e
Sealed Air Corp. , Senior Note , 144A, 6.125% , 2/01/28 ........ United States 800,000 814,102
e
Trivium Packaging Finance BV , Senior Secured Note , 144A,
5.5% , 8/15/26 .................................... Netherlands 700,000 697,889
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ..................
United States 400,000 351,592
3,738,255
Distributors 0.2%
e
Ritchie Bros Holdings, Inc. ,
Senior Note , 144A, 7.75% , 3/15/31 .................... Canada 300,000 319,878
Senior Secured Note , 144A, 6.75% , 3/15/28 ............. Canada 200,000 207,017
526,895
Diversified Consumer Services 0.3%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 800,000 751,712
Diversified REITs 0.5%
e
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 400,000 373,230
Simon Property Group LP ,
Senior Bond , 4.25% , 11/30/46 ........................ United States 800,000 698,308
Senior Bond , 3.25% , 9/13/49 ......................... United States 700,000 510,758
1,582,296
Diversified Telecommunication Services 1.1%
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ..................
United States 800,000 580,936
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 .................................... United States 300,000 259,628
e
Iliad Holding SASU ,
Senior Secured Note , 144A, 6.5% , 10/15/26 ............. France 300,000 303,502
Senior Secured Note , 144A, 7% , 10/15/28 ............... France 600,000 610,897
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 150,000 136,447
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ..
United States 1,000,000 861,840
e
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 400,000 356,140
3,109,390

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 1.9%
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 ...........
United States 600,000 $ 541,584
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ........
United States 100,000 104,451
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ................
United States 1,300,000 1,280,552
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% ,
3/01/25 ......................................... United States 370,000 371,601
Southern Co. (The) ,
Senior Bond , 4.4% , 7/01/46 .......................... United States 400,000 359,033
Senior Note , 5.5% , 3/15/29 .......................... United States 700,000 734,529
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 .
United States 85,000 95,529
e
Vistra Operations Co. LLC ,
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 1,100,000 1,065,539
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 500,000 490,358
Xcel Energy, Inc. , Senior Bond , 5.45% , 8/15/33 .............
United States 500,000 519,448
5,562,624
Electrical Equipment 0.4%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 .................
United States 200,000 197,591
e
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 900,000 870,649
1,068,240
Electronic Equipment, Instruments & Components 0.7%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 900,000 849,364
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ..................
United States 800,000 801,572
e
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 300,000 313,460
1,964,396
Energy Equipment & Services 0.6%
e
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .. United States 600,000 621,410
e
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 500,000 476,082
e
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .. United States 510,000 532,153
1,629,645
Entertainment 0.2%
e
Banijay Entertainment SAS ,
Senior Secured Note , 144A, 7% , 5/01/29 ................ France 300,000 EUR 351,922
Senior Secured Note , 144A, 8.125% , 5/01/29 ............ France 32,323 33,622
Warnermedia Holdings, Inc. , Senior Note , 4.054% , 3/15/29 ....
United States 300,000 284,292
669,836
Financial Services 0.9%
Corebridge Financial, Inc. , Senior Note , 6.05% , 9/15/33 .......
United States 500,000 533,422
e
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 ........ Ireland 400,000 428,993
e
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 United States 700,000 700,675
e
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 ........................................ United States 600,000 588,411
e
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 .......... United States 400,000 368,334
2,619,835

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 1.1%
e
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ... Mexico 200,000 $ 161,349
e
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 100,000 105,137
e
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ..... United States 900,000 909,449
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 ...........
United States 150,000 150,046
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 2.5% , 1/15/27 .......................... United States 500,000 478,794
Senior Note , 3% , 2/02/29 ........................... United States 200,000 186,260
Senior Note , 3.625% , 1/15/32 ........................ United States 400,000 365,950
Mondelez International, Inc. , Senior Bond , 4.75% , 8/28/34 .....
United States 600,000 604,875
e
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 United States 300,000 309,287
3,271,147
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ..
United States 300,000 217,334
Ground Transportation 1.1%
e
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ...... United Kingdom 200,000 209,146
e
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. , Senior
Note , 144A, 8.25% , 1/15/30 .......................... United States 700,000 716,597
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 550,000 489,885
e
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 1,000,000 939,144
e
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 300,000 312,940
e
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............. United States 600,000 632,150
3,299,862
Health Care Equipment & Supplies 0.8%
e
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 800,000 847,000
Baxter International, Inc. , Senior Note , 2.272% , 12/01/28 ......
United States 500,000 460,325
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25
United States 500,000 505,517
e
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 United States 600,000 664,653
2,477,495
Health Care Providers & Services 2.7%
Centene Corp. ,
Senior Note , 4.25% , 12/15/27 ........................ United States 300,000 294,882
Senior Note , 2.45% , 7/15/28 ......................... United States 100,000 92,178
Senior Note , 4.625% , 12/15/29 ....................... United States 200,000 195,853
Senior Note , 3.375% , 2/15/30 ........................ United States 600,000 553,363
Senior Note , 2.625% , 8/01/31 ........................ United States 200,000 171,655
e
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.875% , 4/15/29 .................. United States 100,000 90,772
Senior Secured Note , 144A, 5.625% , 3/15/27 ............ United States 700,000 689,369
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 200,000 194,345
e
Concentra Escrow Issuer Corp. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 200,000 210,552
CVS Health Corp. ,
Senior Bond , 1.75% , 8/21/30 ......................... United States 400,000 340,776
Senior Bond , 5.3% , 6/01/33 .......................... United States 500,000 511,134
Senior Bond , 2.7% , 8/21/40 .......................... United States 600,000 426,315

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
e
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ........... United States 800,000 $ 763,228
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ..........
United States 150,000 118,398
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 ...................
United States 1,300,000 1,225,468
Icon Investments Six DAC , Senior Secured Bond , 6% , 5/08/34 .
United States 200,000 212,861
e
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 500,000 476,565
e
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% ,
11/01/28 ........................................ United States 500,000 229,517
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 .........
United States 200,000 180,418
Tenet Healthcare Corp. , Senior Secured Note , 6.125% , 6/15/30 .
United States 900,000 915,833
7,893,482
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc. , Senior Bond , 5.25% ,
5/15/36 ......................................... United States 250,000 254,418
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 5% , 10/15/27 .......................... United States 400,000 359,195
Senior Bond , 3.5% , 3/15/31 .......................... United States 300,000 219,334
832,947
Health Care Technology 0.3%
e
IQVIA, Inc. , Senior Note , 144A, 6.5% , 5/15/30 .............. United States 800,000 835,458
Hotel & Resort REITs 0.4%
e ,h
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 200,000 201,494
e
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 4/01/32 ............................... United States 700,000 723,930
e
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ....... United States 400,000 383,744
1,309,168
Hotels, Restaurants & Leisure 2.0%
e
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 700,000 646,118
e
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Czech Republic 600,000 632,684
e
Caesars Entertainment, Inc. , Senior Note , 144A, 4.625% ,
10/15/29 ........................................ United States 900,000 856,677
e
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 500,000 466,156
Marriott International, Inc. , Senior Bond , 5.3% , 5/15/34 .......
United States 250,000 257,709
e
Papa John's International, Inc. , Senior Note , 144A, 3.875% ,
9/15/29 ......................................... United States 500,000 463,257
e
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 100,000 101,375
Senior Note , 144A, 6% , 2/01/33 ...................... United States 600,000 615,485
e
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. ,
Senior Secured Note , 144A, 6.625% , 5/01/32 ............. United States 500,000 518,159
e
Viking Cruises Ltd. ,
Senior Note , 144A, 5.875% , 9/15/27 ................... United States 300,000 300,001
Senior Note , 144A, 7% , 2/15/29 ...................... United States 300,000 304,014
e
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond , 144A, 5.125% , 10/01/29 .................. United States 500,000 494,309
Senior Note , 144A, 7.125% , 2/15/31 ................... United States 300,000 323,857
5,979,801

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 0.6%
e
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 800,000 $ 857,233
Toll Brothers Finance Corp. , Senior Bond , 3.8% , 11/01/29 .....
United States 640,000 621,339
e
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 200,000 194,914
1,673,486
Household Products 0.3%
e
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 United States 500,000 458,522
e
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 300,000 284,400
742,922
Independent Power and Renewable Electricity Producers 1.4%
e
AES Andes SA , Senior Note , 144A, 6.3% , 3/15/29 ........... Chile 500,000 520,537
e
Atlantica Sustainable Infrastructure plc , Senior Note , 144A,
4.125% , 6/15/28 ................................... Spain 900,000 892,107
e
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 300,000 290,728
e
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% ,
2/15/31 ......................................... United States 500,000 458,300
Constellation Energy Generation LLC , Senior Bond , 6.125% ,
1/15/34 ......................................... United States 200,000 219,936
e
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 943,740
e
Talen Energy Supply LLC , Senior Secured Note , 144A, 8.625% ,
6/01/30 ......................................... United States 800,000 872,526
4,197,874
Insurance 2.2%
e
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 300,000 313,528
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 500,000 514,985
e
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ......... Hong Kong 300,000 306,803
e
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 100,000 101,510
Senior Secured Note , 144A, 6.75% , 4/15/28 ............. United States 600,000 610,163
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 200,000 205,675
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .......
United States 1,000,000 778,044
e
Corebridge Global Funding , Secured Note , 144A, 5.9% , 9/19/28 United States 200,000 210,520
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 200,000 206,125
e
Metropolitan Life Global Funding I ,
Secured Note , 144A, 5.05% , 1/06/28 ................... United States 1,100,000 1,127,480
Secured Note , 144A, 4.3% , 8/25/29 .................... United States 300,000 301,222
e
Northwestern Mutual Global Funding , Secured Note , 144A, 4.9% ,
6/12/28 ......................................... United States 600,000 615,926
e
RGA Global Funding , Secured Note , 144A, 5.5% , 1/11/31 ..... United States 700,000 732,129
e
Sammons Financial Group, Inc. , Senior Bond , 144A, 6.875% ,
4/15/34 ......................................... United States 400,000 428,268
6,452,378
Interactive Media & Services 0.3%
e
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 .... China 900,000 813,246

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.8%
e
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 900,000 $ 860,136
e
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 300,000 316,883
e
Gartner, Inc. ,
Senior Note , 144A, 4.5% , 7/01/28 ..................... United States 700,000 693,431
Senior Note , 144A, 3.625% , 6/15/29 ................... United States 400,000 382,124
2,252,574
Life Sciences Tools & Services 0.2%
e
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 United States 600,000 604,689
Machinery 0.7%
e
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 400,000 376,984
e
Esab Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............. United States 300,000 308,492
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ..............
United States 300,000 305,659
e
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9.25% , 10/01/31 United States 300,000 307,875
Parker-Hannifin Corp. , Senior Note , 4.25% , 9/15/27 .........
United States 400,000 401,374
e
Terex Corp. , Senior Bond , 144A, 6.25% , 10/15/32 ........... United States 200,000 200,000
1,900,384
Media 2.0%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured
Bond , 2.8% , 4/01/31 ............................... United States 1,300,000 1,112,840
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 400,000 358,262
Senior Secured Note , 144A, 5.125% , 8/15/27 ............ United States 200,000 196,765
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 200,000 209,307
Comcast Corp. , Senior Bond , 4.8% , 5/15/33 ...............
United States 600,000 612,055
e
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ..... United States 400,000 283,940
e
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 700,000 687,776
Fox Corp. , Senior Bond , 6.5% , 10/13/33 ..................
United States 1,200,000 1,313,727
e
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 500,000 519,179
e
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 300,000 285,321
Senior Secured Note , 144A, 7.375% , 2/15/31 ............ United States 200,000 213,685
5,792,857
Metals & Mining 1.0%
e
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 300,000 303,672
e
Constellium SE ,
Senior Note , 144A, 3.75% , 4/15/29 .................... United States 400,000 373,928
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 200,000 205,447
e
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia
Persero PT , Senior Bond , 144A, 5.45% , 5/15/30 ........... Indonesia 700,000 715,150
e
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 300,000 291,111
Senior Note , 144A, 3.25% , 11/15/26 ................... United States 300,000 289,761
e
POSCO , Senior Note , 144A, 5.625% , 1/17/26 .............. South Korea 850,000 860,955
3,040,024

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Mortgage Real Estate Investment Trusts (REITs) 0.3%
e
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ............... United States 800,000 $ 781,986
Multi-Utilities 0.6%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .......
United States 1,150,000 1,137,133
DTE Energy Co. , Senior Note , 4.875% , 6/01/28 .............
United States 600,000 612,916
1,750,049
Oil, Gas & Consumable Fuels 6.6%
e
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 900,000 802,489
e
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .. United States 598,000 618,240
e
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Secured Note , 144A, 9.25% , 7/15/29 .............. United States 400,000 411,476
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30
Canada 850,000 777,532
e
Cheniere Energy, Inc. , Senior Bond , 144A, 5.65% , 4/15/34 .... United States 200,000 207,080
e
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ......................................... United States 700,000 728,946
e
Civitas Resources, Inc. ,
Senior Note , 144A, 8.375% , 7/01/28 ................... United States 300,000 312,216
Senior Note , 144A, 8.625% , 11/01/30 .................. United States 100,000 106,032
Senior Note , 144A, 8.75% , 7/01/31 .................... United States 400,000 423,915
e ,h
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 200,000 205,793
e
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A,
5% , 5/01/29 ...................................... United States 800,000 810,026
e
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ..... United States 700,000 663,140
Energy Transfer LP ,
Senior Bond , 3.75% , 5/15/30 ......................... United States 200,000 191,102
e
Senior Note , 144A, 6% , 2/01/29 ...................... United States 400,000 410,041
EnLink Midstream LLC ,
Senior Bond , 5.375% , 6/01/29 ........................ United States 1,100,000 1,128,653
e
Senior Note , 144A, 5.625% , 1/15/28 ................... United States 100,000 102,723
e
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 United States 100,000 103,008
e
Galaxy Pipeline Assets Bidco Ltd. , Senior Secured Bond , 144A,
2.16% , 3/31/34 ...................................
United Arab
Emirates 324,160 287,767
e
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ...... United Kingdom 200,000 199,299
e
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 300,000 310,742
e
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6% , 2/01/31 ...................... United States 500,000 487,233
Senior Bond , 144A, 6.25% , 4/15/32 .................... United States 200,000 194,836
e
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 800,000 806,097
e
Kraken Oil & Gas Partners LLC , Senior Note , 144A, 7.625% ,
8/15/29 ......................................... United States 400,000 399,824
e
Matador Resources Co. ,
Senior Note , 144A, 6.5% , 4/15/32 ..................... United States 600,000 599,554
Senior Note , 144A, 6.25% , 4/15/33 .................... United States 200,000 197,145
MPLX LP , Senior Note , 2.65% , 8/15/30 ...................
United States 1,500,000 1,350,463
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% ,
5/15/30 ......................................... United States 1,600,000 1,596,227
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6% , 4/15/27 ........................... United States 500,000 502,036
Senior Note , 4.5% , 5/15/29 .......................... United States 900,000 865,970
e
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 .......... Norway 1,000,000 1,160,738
e
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 300,000 279,156
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 300,000 283,740

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
e
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 700,000 $ 739,624
e
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ...... United States 400,000 423,392
e
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 700,000 678,615
19,364,870
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
Senior Bond , 3.75% , 1/15/31 ......................... Brazil 700,000 645,494
DM3N , Senior Bond , 3.125% , 1/15/32 .................. Brazil 400,000 347,860
993,354
Passenger Airlines 0.5%
e
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 900,000 899,251
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.5% , 10/20/25 ............................... United States 460,000 457,276
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 United States 143,097 140,913
1,497,440
Personal Care Products 1.0%
e
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ....... United States 700,000 733,294
e
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 4.75% ,
1/15/29 ......................................... United States 800,000 783,188
Estee Lauder Cos., Inc. (The) , Senior Bond , 4.65% , 5/15/33 ...
United States 1,000,000 1,012,184
e
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ..... United States 500,000 458,337
2,987,003
Pharmaceuticals 1.3%
e
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 Germany 889,000 877,560
e
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 400,000 429,113
e
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond , 144A, 5.125% , 4/30/31 ................... United States 300,000 282,835
Senior Secured Note , 144A, 4.125% , 4/30/28 ............ United States 700,000 673,671
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 345,000 351,779
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ............
United States 500,000 387,382
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ................................... Israel 900,000 893,491
3,895,831
Residential REITs 0.2%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 ...
United States 500,000 446,345
Software 0.3%
e
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 800,000 781,070
Specialized REITs 0.3%
e
Iron Mountain, Inc. , Senior Note , 144A, 7% , 2/15/29 ......... United States 900,000 938,810
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 .............
United States 200,000 199,171

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.6%
Dell International LLC / EMC Corp. , Senior Bond , 5.4% , 4/15/34
United States 900,000 $ 939,563
Hewlett Packard Enterprise Co. , Senior Note , 4.85% , 10/15/31 .
United States 500,000 499,125
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ............
United States 200,000 178,806
1,617,494
Textiles, Apparel & Luxury Goods 0.7%
e
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 800,000 864,275
Tapestry, Inc. , Senior Bond , 7.85% , 11/27/33 ...............
United States 1,000,000 1,084,720
1,948,995
Tobacco 0.7%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ..............
United States 1,200,000 1,134,493
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ..
United States 800,000 836,973
1,971,466
Trading Companies & Distributors 1.2%
e
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 United States 700,000 735,244
e
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% ,
12/15/28 ........................................ United States 900,000 845,751
e
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 500,000 518,302
e
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 500,000 517,349
e
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 700,000 724,051
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 100,000 104,285
3,444,982
Transportation Infrastructure 0.0%
†
e
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero
Cpn., 9/30/36 ..................................... United States 166,667 120,809
Wireless Telecommunication Services 0.9%
e
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 500,000 484,493
a
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ............................... Bermuda 29,771 834
Zero Cpn., 11/17/33 ............................... Bermuda 242 160
Zero Cpn., 11/17/33 ............................... Bermuda 11,456 446
T-Mobile USA, Inc. ,
Senior Bond , 3.3% , 2/15/51 .......................... United States 500,000 363,261
Senior Note , 3.875% , 4/15/30 ........................ United States 1,300,000 1,264,551
e
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 600,000 641,625
2,755,370
Total Corporate Bonds (Cost $ 177,889,355 ) ...................................
174,464,669
Senior Floating Rate Interests 2.6%
Air Freight & Logistics 0.1%
i
Rand Parent LLC, First Lien, CME Term Loan, B , 8.354% ,
( 3-month SOFR + 3.75% ), 3/18/30 ..................... United States 131,562 131,956
i
Automobile Components 0.1%
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 8.615% , ( 3-month SOFR + 3.75% ), 10/04/28 ........ United States 36,795 35,655

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Automobile Components (continued)
First Brands Group LLC, First Lien, 2021 CME Term Loan ,
10.514% , ( 3-month SOFR + 5% ), 3/30/27 ................ United States 78,509 $ 77,810
First Brands Group LLC, Second Lien, 2021 CME Term Loan ,
14.014% , ( 3-month SOFR + 8.5% ), 3/30/28 .............. United States 107,744 102,626
Highline Aftermarket Acquisition LLC, First Lien, 2024-1
Refinancing CME Term Loan , 8.845% , ( 1-month SOFR + 4% ),
11/09/27 ........................................ United States 45,718 46,075
TI Group Automotive Systems LLC, First Lien, 2021 Refinancing
CME Term Loan, B , 8.21% , ( 1-month SOFR + 3.25% ), 12/16/26 United States 30,826 30,903
293,069
a a a a a a
Automobiles 0.0%
†
i
American Trailer World Corp., First Lien, CME Term Loan, B ,
8.695% , ( 1-month SOFR + 3.75% ), 3/03/28 .............. United States 78,730 71,502
Beverages 0.0%
†
i
Triton Water Holdings, Inc., First Lien, Initial CME Term Loan ,
8.115% , ( 3-month SOFR + 3.25% ), 3/31/28 .............. United States 55,997 55,963
Broadline Retail 0.0%
†
i
Peer Holding III BV, First Lien, CME Term Loan, B5 , 7.604% ,
( 3-month SOFR + 3% ), 6/20/31 ....................... Netherlands 51,238 51,462
i
Building Products 0.1%
AZZ, Inc., First Lien, Initial CME Term Loan , 7.345% , ( 1-month
SOFR + 2.5% ), 5/14/29 ............................. United States 64,603 64,995
Cornerstone Building Brands, Inc., First Lien, CME Term Loan, C ,
9.597% , ( 1-month SOFR + 4.5% ), 5/15/31 ............... United States 123,288 122,094
EMRLD Borrower LP, First Lien, Second Amendment Incremental
CME Term Loan , 7.557% , ( 3-month SOFR + 2.5% ), 8/04/31 .. United States 35,503 35,474
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 , 7.095% ,
( 1-month SOFR + 2.25% ), 3/19/29 ..................... United States 42,521 42,579
Summit Materials LLC, First Lien, CME Term Loan, B2 , 7.054% ,
( 3-month SOFR + 1.75% ), 1/12/29 ..................... United States 19,374 19,476
284,618
a a a a a a
i
Capital Markets 0.1%
AAL Delaware Holdco, Inc., First Lien, Initial CME Term Loan ,
8.345% , ( 1-month SOFR + 3.5% ), 7/30/31 ............... United States 25,974 26,124
AI Aqua Merger Sub, Inc., First Lien, Initial CME Term Loan, B ,
8.701% , ( 1-month SOFR + 3.5% ), 7/31/28 ............... United States 60,225 60,222
Citadel Securities LP, First Lien, CME Term Loan , 7.095% ,
( 1-month SOFR + 2.25% ), 7/29/30 ..................... United States 42,527 42,549
Edelman Financial Engines Center LLC (The), First Lien, 2024
Refinancing CME Term Loan , 8.095% , ( 1-month SOFR +
3.25% ), 4/07/28 ................................... United States 25,861 25,842
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 , 8.33% ,
( 3-month SOFR + 3% ), 3/05/29 ....................... United States 119,700 118,840
Jane Street Group LLC, First Lien, 2021 CME Term Loan , 7.46% ,
( 1-month SOFR + 2.5% ), 1/26/28 ...................... United States 42,520 42,529
316,106
a a a a a a
i
Chemicals 0.2%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan , 7.854% ,
( 3-month SOFR + 3.25% ), 9/09/31 ..................... United States 25,597 25,757
h
Albaugh LLC, First Lien, Initial CME Term Loan , 8.595% ,
( 1-month SOFR + 3.75% ), 4/06/29 ..................... United States 39,898 39,915

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Chemicals (continued)
Hexion Holdings Corp., First Lien, Initial CME Term Loan , 9.771% ,
( 3-month SOFR + 4.5% ), 3/15/29 ...................... United States 75,941 $ 75,487
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
12.383% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 71,411 64,687
INEOS US Finance LLC, First Lien, 2030 Dollar CME Term Loan ,
8.497% , ( 1-month SOFR + 3.25% ), 2/18/30 .............. Luxembourg 84,339 84,399
INEOS US Petrochem LLC, First Lien, New CME Term Loan, B1 ,
9.195% , ( 1-month SOFR + 4.25% ), 4/02/29 .............. United States 42,082 42,147
LSF11 A5 Holdco LLC, First Lien, 2024 Refinancing CME Term
Loan , 8.46% , ( 1-month SOFR + 3.5% ), 10/16/28 .......... United States 65,861 65,820
Nouryon Finance BV, First Lien, 2024 Dollar CME Term Loan, B2 ,
8.821% , ( 3-month SOFR + 3.5% ), 4/03/28 ............... Netherlands 52,084 52,268
PMHC II, Inc., First Lien, Initial CME Term Loan , 9.704% ,
( 3-month SOFR + 4.25% ), 4/23/29 ..................... United States 109,829 107,369
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1 , 8.755% , ( 3-month SOFR + 3.5% ), 3/16/27 ............ United States 42,300 42,346
600,195
a a a a a a
i
Commercial Services & Supplies 0.2%
Allied Universal Holdco LLC, First Lien, Initial US Dollar CME
Term Loan , 8.695% , ( 1-month SOFR + 3.75% ), 5/12/28 ..... United States 66,734 66,158
APX Group, Inc., First Lien, Initial Term Loan , 8.074% , ( PRIME +
1.75% ), 7/07/28 ................................... United States 53,732 53,804
CCI Buyer, Inc., First Lien, Initial CME Term Loan , 8.604% ,
( 3-month SOFR + 4% ), 12/17/27 ...................... United States 87,097 87,084
Pitney Bowes, Inc., First Lien, Refinancing CME Term Loan, B ,
8.96% , ( 1-month SOFR + 4% ), 3/17/28 ................. United States 127,361 127,813
Spin Holdco, Inc., First Lien, Initial CME Term Loan , 9.256% ,
( 3-month SOFR + 4% ), 3/06/28 ....................... United States 109,304 96,165
431,024
a a a a a a
Communications Equipment 0.0%
†
i
CommScope, Inc., First Lien, Initial CME Term Loan , 8.21% ,
( 1-month SOFR + 3.25% ), 4/06/26 ..................... United States 46,043 44,709
i
Construction & Engineering 0.0%
†
Chromalloy Corp., First Lien, CME Term Loan , 9.082% , ( 3-month
SOFR + 3.75% ), 3/27/31 ............................ United States 59,850 56,996
Radar Bidco SARL, First Lien, USD CME Term Loan, B , 9.568% ,
( 3-month SOFR + 4.25% ), 3/27/31 ..................... Luxembourg 49,875 50,109
107,105
a a a a a a
i
Consumer Finance 0.1%
h
Neon Maple US Debt Mergersub, Inc., First Lien, CME Term
Loan , 8.153% , ( 12-month SOFR + 3% ), 7/18/31 ........... United States 122,754 121,552
Nuvei Technologies Corp., First Lien, Initial CME Term Loan ,
7.955% , ( 1-month SOFR + 3% ), 12/19/30 ................ Canada 28,187 28,263
149,815
a a a a a a
i
Containers & Packaging 0.1%
Berlin Packaging LLC, First Lien, 2024 Replacement CME Term
Loan , 9.145% , ( 3-month SOFR + 3.75% ), 6/09/31 ......... United States 120,000 120,049
Charter Next Generation, Inc., First Lien, CME Term Loan, B ,
8.095% , ( 1-month SOFR + 3.25% ), 12/01/27 ............. United States 42,217 42,274
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.723% , ( 6-month SOFR + 4.725% ), 2/09/26 ...... Luxembourg 146,734 138,582

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Containers & Packaging (continued)
Pactiv Evergreen Group Holdings, Inc., First Lien, CME Term
Loan, B4 , 7.345% , ( 1-month SOFR + 2.5% ), 9/25/28 ....... United States 28,029 $ 28,055
328,960
a a a a a a
i
Diversified Consumer Services 0.0%
†
Adtalem Global Education, Inc., First Lien, Refinancing CME Term
Loan , 7.595% , ( 1-month SOFR + 2.75% ), 8/14/28 ......... United States 29,412 29,472
WW International, Inc., First Lien, Initial CME Term Loan , 8.46% ,
( 1-month SOFR + 3.5% ), 4/13/28 ...................... United States 64,646 17,828
47,300
a a a a a a
Diversified Telecommunication Services 0.0%
†
i
Altice France SA, First Lien, CME Term Loan, B14 , 10.801% ,
( 3-month SOFR + 5.5% ), 8/15/28 ...................... France 26,424 19,884
Electric Utilities 0.0%
†
h,i
Alpha Generation LLC, First Lien, CME Term Loan, B , 6.947% ,
( 12-month SOFR + 2.75% ), 9/19/31 .................... United States 60,000 60,086
Electrical Equipment 0.0%
†
i
Indicor LLC, First Lien, CME Term Loan, C , 7.854% , ( 3-month
SOFR + 3.25% ), 11/22/29 ........................... United States 61,360 61,541
Entertainment 0.0%
†
i
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 7.71% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 43,805 43,573
i
Food Products 0.0%
†
Primary Products Finance LLC, First Lien, CME Term Loan, B ,
8.971% , ( 3-month SOFR + 3.5% ), 4/02/29 ............... United States 74,072 74,200
Simply Good Foods USA, Inc., First Lien, Initial CME Term Loan ,
7.455% , ( 1-month SOFR + 2.5% ), 3/17/27 ............... United States 7,703 7,733
81,933
a a a a a a
i
Ground Transportation 0.0%
†
Albion Financing 3 SARL, First Lien, 2024 Amended USD CME
Term Loan , 9.826% , ( 3-month SOFR + 4.25% ), 8/17/29 ..... Luxembourg 14,218 14,325
Avis Budget Car Rental LLC, First Lien, New CME Term Loan, C ,
7.945% , ( 1-month SOFR + 3% ), 3/16/29 ................ United States 71,562 71,697
First Student Bidco, Inc., First Lien, Initial CME Term Loan, B ,
7.865% , ( 3-month SOFR + 3% ), 7/21/28 ................ United States 21,872 21,925
First Student Bidco, Inc., First Lien, Initial CME Term Loan, C ,
7.865% , ( 3-month SOFR + 3% ), 7/21/28 ................ United States 6,686 6,702
114,649
a a a a a a
i
Health Care Equipment & Supplies 0.0%
†
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan , 7.095% , ( 1-month SOFR + 2.25% ), 10/23/28 ........ United States 16,416 16,414
Medline Borrower LP, First Lien, Initial CME Term Loan , 7.997% ,
( 1-month SOFR + 2.75% ), 10/23/28 .................... United States 36,501 36,557
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.), First Lien, CME Term Loan , 9.354% , ( 3-month SOFR +
4.75% ), 12/15/27 .................................. United States 39,798 39,898
92,869
a a a a a a
i
Health Care Providers & Services 0.2%
ADMI Corp., First Lien, Amendment No. 4 Refinancing CME Term
Loan , 8.335% , ( 1-month SOFR + 3.375% ), 12/23/27 ....... United States 105,110 102,561

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Health Care Providers & Services (continued)
Charlotte Buyer, Inc., First Lien, First Refinancing CME Term
Loan , 9.854% , ( 1-month SOFR + 4.75% ), 2/11/28 ......... United States 65,616 $ 66,200
CNT Holdings I Corp., First Lien, Initial CME Term Loan , 8.752% ,
( 3-month SOFR + 3.5% ), 11/08/27 ..................... United States 27,937 28,034
Medical Solutions Holdings, Inc., First Lien, CME Term Loan ,
8.852% , ( 3-month SOFR + 3.5% ), 11/01/28 .............. United States 67,692 51,937
Pacific Dental Services LLC, First Lien, CME Term Loan , 8.092% ,
( 1-month SOFR + 2.75% ), 3/17/31 ..................... United States 42,689 42,716
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B4 , 8.095% ,
( 1-month SOFR + 3.25% ), 2/21/31 ..................... United States 49,875 49,797
f
Radiology Partners, Inc., First Lien, CME Term Loan, B , PIK,
8.883% , ( 3-month SOFR + 3.5% ), 1/31/29 ............... United States 100,010 98,093
Surgery Center Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.67% , ( 1-month SOFR + 2.75% ), 12/19/30 ..... United States 6,108 6,119
US Anesthesia Partners, Inc., First Lien, Initial CME Term Loan ,
9.209% , ( 1-month SOFR + 4.25% ), 10/02/28 ............. United States 103,094 101,168
Waystar Technologies, Inc., First Lien, Initial CME Term Loan ,
7.595% , ( 1-month SOFR + 2.75% ), 10/22/29 ............. United States 19,856 19,893
566,518
a a a a a a
i
Hotels, Restaurants & Leisure 0.3%
f
24 Hour Fitness Worldwide, Inc., First Lien, Exit CME Term Loan ,
PIK, 9.865% , ( 3-month SOFR + 5% ), 12/29/25 ............ United States 245,240 108,314
Bally's Corp., First Lien, CME Term Loan, B , 8.794% , ( 3-month
SOFR + 3.25% ), 10/02/28 ........................... United States 119,252 113,849
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 7.595% , ( 1-month SOFR + 2.75% ), 2/06/30 ... United States 49,868 49,965
Dave & Buster's, Inc., First Lien, 2024 Refinancing CME Term
Loan, B , 7.875% , ( 3-month SOFR + 3.25% ), 6/29/29 ....... United States 43,492 43,399
Entain plc, First Lien, CME Term Loan, B3 , 8.014% , ( 6-month
SOFR + 2.75% ), 10/31/29 ........................... United Kingdom 49,875 49,948
Hilton Grand Vacations Borrower LLC, First Lien, Initial CME Term
Loan , 7.345% , ( 1-month SOFR + 2.5% ), 8/02/28 .......... United States 38,062 37,887
Ontario Gaming GTA LP, First Lien, CME Term Loan, B , 8.893% ,
( 3-month SOFR + 4.25% ), 8/01/30 ..................... Canada 21,076 21,082
Raising Cane's Restaurants LLC, First Lien, Initial CME Term
Loan , 7.014% , ( 1-month SOFR + 2% ), 9/18/31 ............ United States 88,235 88,374
Raptor Acquisition Corp., First Lien, CME Term Loan, B , 9.015% ,
( 3-month SOFR + 4% ), 11/01/26 ...................... United States 56,737 56,311
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 8.318% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 129,513 128,895
Whatabrands LLC, First Lien, 2024 CME Term Loan, B , 7.595% ,
( 1-month SOFR + 2.75% ), 8/03/28 ..................... United States 28,294 28,284
726,308
a a a a a a
Household Durables 0.0%
†
i
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 , 8.571% ,
( 3-month SOFR + 3.5% ), 2/25/29 ...................... Netherlands 21,176 21,057
i
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan , 6.845% , ( 1-month SOFR + 2% ), 7/19/30 ... United States 50,000 49,729
Calpine Corp., First Lien, CME Term Loan , 6.845% , ( 1-month
SOFR + 2% ), 1/31/31 ............................... United States 49,875 49,775
99,504
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Insurance 0.2%
Acrisure LLC, First Lien, CME Term Loan, B6 , 8.211% , ( 1-month
SOFR + 3.25% ), 11/06/30 ........................... United States 29,634 $ 29,402
AssuredPartners, Inc., First Lien, 2024 CME Term Loan , 8.345% ,
( 1-month SOFR + 3.5% ), 2/14/31 ...................... United States 82,325 82,340
Asurion LLC, First Lien, New CME Term Loan, B10 , 8.945% ,
( 1-month SOFR + 4% ), 8/21/28 ....................... United States 25,077 24,705
Asurion LLC, First Lien, New CME Term Loan, B11 , 9.195% ,
( 1-month SOFR + 4.25% ), 8/21/28 ..................... United States 9,148 9,028
Asurion LLC, Second Lien, New CME Term Loan, B4 , 10.21% ,
( 1-month SOFR + 5.25% ), 1/19/29 ..................... United States 240,815 223,450
Broadstreet Partners, Inc., First Lien, CME Term Loan, B4 ,
8.494% , ( 12-month SOFR + 3.25% ), 5/12/31 ............. United States 122,913 122,564
Sedgwick Claims Management Services, Inc., First Lien, 2024
CME Term Loan , 9.094% , ( 3-month SOFR + 3% ), 7/31/31 ... United States 69,515 69,465
560,954
a a a a a a
IT Services 0.0%
†
i
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan ,
8.595% , ( 1-month SOFR + 3.75% ), 6/27/31 .............. United States 21,964 21,950
Leisure Products 0.0%
†
i
GBT US III LLC, First Lien, Restatement Date CME Term Loan ,
8.279% , ( 3-month SOFR + 3% ), 7/28/31 ................ United States 33,241 33,213
i
Machinery 0.1%
CPM Holdings, Inc., First Lien, Initial CME Term Loan , 9.344% ,
( 1-month SOFR + 4.5% ), 9/28/28 ...................... United States 119,398 113,642
SunSource Borrower, Inc., First Lien, First Refinancing CME Term
Loan , 8.945% , ( 1-month SOFR + 4% ), 3/25/31 ............ United States 45,341 45,100
158,742
a a a a a a
i
Media 0.1%
Cengage Learning, Inc., First Lien, CME Term Loan, B , 9.538% ,
( 6-month SOFR + 4.25% ), 3/24/31 ..................... United States 52,466 52,643
Gray Television, Inc., First Lien, CME Term Loan, D , 7.959% ,
( 1-month SOFR + 3% ), 12/01/28 ...................... United States 81,176 75,073
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan ,
9.095% , ( 1-month SOFR + 4.25% ), 5/03/28 .............. United States 26,665 26,528
154,244
a a a a a a
Metals & Mining 0.0%
†
i
Arsenal AIC Parent LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 8.095% , ( 1-month SOFR + 3.25% ), 8/19/30 ....... United States 13,637 13,644
Oil, Gas & Consumable Fuels 0.0%
†
i
UGI Energy Services LLC, First Lien, Initial CME Term Loan ,
7.844% , ( 1-month SOFR + 2.5% ), 2/22/30 ............... United States 84,293 84,473
i
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term Loan ,
10.294% , ( 3-month SOFR + 4.75% ), 4/20/28 ............. United States 35,507 36,558
American Airlines, Inc., First Lien, Initial CME Term Loan , 7.209% ,
( 6-month SOFR + 2.5% ), 6/04/29 ...................... United States 64,646 64,242
United Airlines, Inc., First Lien, CME Term Loan, B , 8.033% ,
( 3-month SOFR + 2.75% ), 2/22/31 ..................... United States 53,065 53,231
154,031
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
i
Pharmaceuticals 0.1%
Endo Finance Holdings, Inc., First Lien, Initial CME Term Loan ,
9.783% , ( 3-month SOFR + 4.5% ), 4/09/31 ............... United States 184,729 $ 184,786
Jazz Financing Lux SARL, First Lien, Dollar CME Term Loan, B2 ,
7.095% , ( 1-month SOFR + 2.25% ), 5/05/28 .............. United States 65,421 65,427
Organon & Co., First Lien, Dollar CME Term Loan , 7.465% ,
( 1-month SOFR + 2.5% ), 5/19/31 ...................... United States 31,126 31,126
281,339
a a a a a a
i
Professional Services 0.1%
EAB Global, Inc., First Lien, CME Term Loan , 8.095% , ( 1-month
SOFR + 3.25% ), 8/16/28 ............................ United States 119,400 119,117
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan , 8.595% , ( 1-month SOFR + 3.75% ), 7/18/31 ......... United States 42,365 42,471
161,588
a a a a a a
i
Software 0.2%
Adeia, Inc., First Lien, CME Term Loan, B , 7.961% , ( 1-month
SOFR + 3% ), 6/08/28 ............................... United States 114,861 115,077
Central Parent LLC, First Lien, CME Term Loan, B , 7.854% ,
( 3-month SOFR + 3.25% ), 7/06/29 ..................... United States 60,000 59,450
h
ConnectWise LLC, First Lien, Initial CME Term Loan , 8.365% ,
( 3-month SOFR + 3.5% ), 9/29/28 ...................... United States 45,338 45,361
Genesys Cloud Services Holdings II LLC, First Lien, Dollar CME
Term Loan, B4 , 8.423% , ( 1-month SOFR + 3.5% ), 12/01/27 .. United States 62,396 62,594
h
Imprivata, Inc., First Lien, 2024 Refinancing CME Term Loan ,
8.752% , ( 3-month SOFR + 3.5% ), 12/01/27 .............. United States 28,869 29,020
McAfee Corp., First Lien, CME Term Loan, B1 , 8.451% , ( 1-month
SOFR + 3.25% ), 3/01/29 ............................ United States 66,907 66,755
Polaris Newco LLC, First Lien, Dollar CME Term Loan , 9.514% ,
( 3-month SOFR + 4% ), 6/02/28 ....................... United States 19,281 18,985
Rocket Software, Inc., First Lien, CME Term Loan , 9.595% ,
( 1-month SOFR + 4.75% ), 11/28/28 .................... United States 42,907 43,002
440,244
a a a a a a
i
Specialty Retail 0.2%
Evergreen Acqco 1 LP, First Lien, Initial CME Term Loan , 8.393% ,
( 3-month SOFR + 3.75% ), 4/26/28 ..................... United States 44,129 44,250
GNC Holdings, Inc., Second Lien, CME Term Loan , 10.945% ,
( 1-month SOFR + 6% ), 10/07/26 ...................... United States 311,280 218,674
Great Outdoors Group LLC, First Lien, CME Term Loan, B1 ,
8.71% , ( 1-month SOFR + 3.75% ), 3/06/28 ............... United States 46,700 46,753
RealTruck Group, Inc., First Lien, Initial CME Term Loan , 8.46% ,
( 1-month SOFR + 3.5% ), 1/31/28 ...................... United States 65,237 64,293
Restoration Hardware, Inc., First Lien, 2022 Incremental CME
Term Loan , 8.195% , ( 1-month SOFR + 3.25% ), 10/20/28 .... United States 89,351 87,104
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
8.095% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 80,312 79,825
540,899
a a a a a a
i
Textiles, Apparel & Luxury Goods 0.0%
†
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 8.748% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 60,037 58,940
Hanesbrands, Inc., First Lien, Initial CME Term Loan, B , 8.595% ,
( 1-month SOFR + 3.75% ), 3/08/30 ..................... United States 63,690 63,690
122,630
a a a a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Transportation Infrastructure 0.0%
†
i
LaserShip, Inc., First Lien, Initial CME Term Loan , 9.365% ,
( 3-month SOFR + 4.5% ), 5/08/28 ...................... United States 70,721 $ 44,988
Total Senior Floating Rate Interests (Cost $ 7,702,610 ) .........................
7,574,645
j
Marketplace Loans 0.6%
a
Financial Services 0.6%
a a a a a a
Total Marketplace Loans (Cost $ 2,090,839 ) ...................................
1,797,164
Foreign Government and Agency Securities 2.0%
e
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ......................................... Supranational
k
1,400,000 1,303,050
e
Banque Ouest Africaine de Developpement , Senior Bond , 144A,
5% , 7/27/27 ...................................... Supranational
k
1,200,000 1,175,937
Colombia Government Bond , Senior Bond , 9.85% , 6/28/27 ....
Colombia 5,315,000,000 COP 1,250,866
e
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ......................................... Mexico 1,000,000 864,879
e
Electricite de France SA , Senior Note , 144A, 5.7% , 5/23/28 .... France 200,000 208,291
e
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 South Korea 300,000 304,669
Petroleos Mexicanos , Senior Note , 10% , 2/07/33 ............
Mexico 300,000 318,137
e
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 Romania 500,000 500,335
Total Foreign Government and Agency Securities (Cost $ 6,955,452 ) .............
5,926,164
U.S. Government and Agency Securities 19.9%
FFCB , 2.1%, 2/25/36 .................................
United States 805,000 646,561
U.S. Treasury Bonds ,
3%, 2/15/48 ...................................... United States 1,450,000 1,179,768
3.375%, 11/15/48 .................................. United States 500,000 433,476
U.S. Treasury Notes ,
1.75%, 12/31/24 ................................... United States 2,900,000 2,879,333
4.125%, 1/31/25 ................................... United States 3,250,000 3,244,630
1.5%, 2/15/25 .................................... United States 9,800,000 9,692,074
l
Index Linked, 0.625%, 1/15/26 ........................ United States 2,800,000 3,635,834
3.875%, 1/15/26 ................................... United States 3,050,000 3,052,025
4%, 2/15/26 ...................................... United States 11,200,000 11,231,937
3.625%, 5/15/26 ................................... United States 400,000 399,414
2.25%, 2/15/27 ................................... United States 1,400,000 1,357,016
2.75%, 7/31/27 ................................... United States 3,850,000 3,764,729
3.875%, 11/30/27 .................................. United States 4,000,000 4,035,625
2.875%, 5/15/28 ................................... United States 2,500,000 2,440,723
3.125%, 11/15/28 .................................. United States 2,900,000 2,849,873
2.625%, 2/15/29 ................................... United States 1,000,000 961,680
3.5%, 1/31/30 .................................... United States 1,750,000 1,741,592
4.125%, 8/31/30 ................................... United States 2,600,000 2,668,402
2.875%, 5/15/32 ................................... United States 1,300,000 1,229,211
2.75%, 8/15/32 ................................... United States 500,000 467,344
Total U.S. Government and Agency Securities (Cost $ 57,637,286 ) ...............
57,911,247
Asset-Backed Securities 2.5%
Commercial Services & Supplies 0.1%
e ,i
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 7.513% ,
( 3-month SOFR + 2.212% ), 7/15/31 . ................... United States 250,000 250,301

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services 2.4%
e ,i
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 7.013% , ( 3-month
SOFR + 1.712% ), 4/15/34 . ........................... United States 1,500,000 $ 1,500,912
e ,m
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51 , PT , 144A, FRN , 12.992% , 1/15/45 .............. United States 11,242 9,973
2019-52 , PT , 144A, FRN , 12.821% , 1/15/45 .............. United States 10,942 10,182
2019-S8 , PT , 144A, FRN , 1.844% , 1/15/45 ............... United States 4,432 3,698
2020-2 , PT , 144A, FRN , 13.372% , 3/15/45 ............... United States 13,572 13,077
2020-7 , PT , 144A, FRN , 11.028% , 4/17/45 ............... United States 9,103 8,487
e ,i
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 6.603% ,
( 3-month SOFR + 1.302% ), 4/15/34 . ................... United States 2,400,000 2,412,450
e
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 .................... United States 1,220,330 1,155,582
2021-3 , B , 144A, 2.649% , 1/17/41 ..................... United States 437,066 400,907
e ,i
LCM XVII LP , 17A , BRR , 144A, FRN , 7.163% , ( 3-month SOFR +
1.862% ), 10/15/31 . ................................. United States 350,000 350,304
e ,i
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
6.533% , ( 3-month SOFR + 1.232% ), 4/15/31 . ............. United States 395,069 395,563
e ,m
Prosper Pass-Thru Trust III ,
2020-PT1 , A , 144A, FRN , 1.217% , 3/15/26 ............... United States 7,739 6,610
2020-PT2 , A , 144A, FRN , 5.416% , 4/15/26 ............... United States 10,224 9,238
2020-PT3 , A , 144A, FRN , 7.183% , 5/15/26 ............... United States 2,637 2,180
e ,m
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
18.234% , 2/15/26 . ................................. United States 4,816 4,627
e ,i
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 7.396% , ( 3-month
SOFR + 2.112% ), 4/25/31 . ........................... United States 780,000 781,889
7,065,679
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 .
United States 45,200 44,814
Total Asset-Backed Securities (Cost $ 7,448,168 ) ..............................
7,360,794
Commercial Mortgage-Backed Securities 1.2%
Financial Services 1.2%
m
Benchmark Mortgage Trust , 2023-V3 , A3 , FRN , 6.363% , 7/15/56 United States 70,000 74,270
e ,i
BX Commercial Mortgage Trust ,
2021-VOLT , A , 144A, FRN , 5.911% , ( 1-month SOFR + 0.814% ),
9/15/36 ......................................... United States 250,000 248,570
2021-VOLT , B , 144A, FRN , 6.161% , ( 1-month SOFR +
1.064% ), 9/15/36 .................................. United States 400,000 396,538
2022-LP2 , A , 144A, FRN , 6.109% , ( 1-month SOFR + 1.013% ),
2/15/39 ......................................... United States 721,274 717,723
CFCRE Commercial Mortgage Trust , 2016-C7 , A3 , 3.839% ,
12/10/54 ........................................ United States 280,000 273,983
Citigroup Commercial Mortgage Trust , 2016-P4 , A2 , 2.45% ,
7/10/49 ......................................... United States 180,288 175,123
CSAIL Commercial Mortgage Trust , 2015-C3 , A4 , 3.718% ,
8/15/48 ......................................... United States 220,000 217,386
GS Mortgage Securities Trust , 2016-GS2 , A4 , 3.05% , 5/10/49 ..
United States 130,000 126,733
JPMBB Commercial Mortgage Securities Trust ,
2015-C31 , A3 , 3.801% , 8/15/48 ....................... United States 325,412 321,041
2016-C1 , A5 , 3.576% , 3/17/49 ........................ United States 424,000 417,094

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
JPMDB Commercial Mortgage Securities Trust , 2017-C5 , A4 ,
3.414% , 3/15/50 ................................... United States 292,983 $ 285,990
Wells Fargo Commercial Mortgage Trust , 2015-C31 , A4 , 3.695% ,
11/15/48 ........................................ United States 150,000 148,122
3,402,573
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 3,384,175 ) ...............
3,402,573
Mortgage-Backed Securities 12.3%
n
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC , 6.348%, ( 1-year CMT T-Note +/- MBS Margin), 1/01/33 United States 3,851 3,910
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.7%
FHLMC Gold Pool, 30 Year , 5%, 4/01/34 - 8/01/35 ........... United States 58,592 60,071
FHLMC Gold Pool, 30 Year , 5.5%, 6/01/33 - 1/01/35 ......... United States 33,099 34,059
FHLMC Gold Pool, 30 Year , 6%, 4/01/33 - 2/01/36 ........... United States 45,724 47,397
FHLMC Gold Pool, 30 Year , 6.5%, 11/01/27 - 7/01/32 ........ United States 3,144 3,277
FHLMC Gold Pool, 30 Year , 7%, 4/01/30 .................. United States 636 661
FHLMC Gold Pool, 30 Year , 7.5%, 8/01/30 ................ United States 92 95
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................... United States 3,546,624 2,938,106
FHLMC Pool, 30 Year , 4%, 6/01/52 ...................... United States 2,433,255 2,339,155
FHLMC Pool, 30 Year , 4.5%, 8/01/52 ..................... United States 5,602,617 5,516,596
FHLMC Pool, 30 Year , 5.5%, 11/01/52 .................... United States 2,715,428 2,748,232
13,687,649
n
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA , 6.892%, ( 1-year CMT T-Note +/- MBS Margin), 12/01/34 United States 22,030 22,697
Federal National Mortgage Association (FNMA) Fixed Rate 7.6%
FNMA, 20 Year , 5%, 4/01/30 ........................... United States 9,633 9,797
FNMA, 30 Year , 3%, 9/01/48 - 9/01/51 .................... United States 1,661,896 1,516,880
FNMA, 30 Year , 4%, 2/01/49 ........................... United States 513,907 503,891
FNMA, 30 Year , 4.5%, 5/01/48 ......................... United States 1,094,842 1,091,915
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 2,626,465 2,686,435
FNMA, 30 Year , 6.5%, 5/01/31 - 10/01/37 ................. United States 31,732 33,080
o
FNMA, Single-family, 30 Year , 2%, 10/25/54 ............... United States 10,860,000 8,979,850
o
FNMA, Single-family, 30 Year , 5%, 10/25/54 ............... United States 960,000 959,513
o
FNMA, Single-family, 30 Year , 5.5%, 10/25/54 .............. United States 6,260,000 6,333,466
22,114,827
Government National Mortgage Association (GNMA) Fixed Rate 0.0%
†
GNMA I, Single-family, 30 Year , 5%, 11/15/33 - 7/15/34 ....... United States 58,235 59,675
GNMA I, Single-family, 30 Year , 7%, 10/15/28 - 2/15/29 ....... United States 6,886 6,923
GNMA I, Single-family, 30 Year , 7.5%, 9/15/30 .............. United States 488 507
GNMA II, 30 Year , 6.5%, 2/20/34 ........................ United States 1,148 1,131
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 11/20/33 ....... United States 16,780 17,250
GNMA II, Single-family, 30 Year , 6%, 11/20/34 .............. United States 25,499 26,764
GNMA II, Single-family, 30 Year , 6.5%, 4/20/31 - 1/20/33 ...... United States 9,592 9,969
GNMA II, Single-family, 30 Year , 7.5%, 1/20/28 - 4/20/32 ...... United States 2,670 2,752
124,971
Total Mortgage-Backed Securities (Cost $ 36,215,681 ) ..........................
35,954,054
Residential Mortgage-Backed Securities 2.5%
Financial Services 2.5%
e
BRAVO Residential Funding Trust ,
2019-1 , A1C , 144A, 3.5% , 3/25/58 ..................... United States 16,819 16,718

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
BRAVO Residential Funding Trust, (continued)
m
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................. United States 246,699 $ 235,990
e ,m
CIM Trust ,
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ................ United States 56,837 54,916
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 ................ United States 152,175 145,235
e ,m
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ......................................... United States 339,590 335,128
i
FHLMC STACR Debt Notes ,
2015-DNA1 , M3 , FRN , 8.695% , ( 30-day SOFR Average +
3.414% ), 10/25/27 ................................. United States 4,514 4,514
2016-DNA2 , M3 , FRN , 10.045% , ( 30-day SOFR Average +
4.764% ), 10/25/28 ................................. United States 407,092 427,631
i
FNMA Connecticut Avenue Securities ,
2015-C01 , 1M2 , FRN , 9.695% , ( 30-day SOFR Average +
4.414% ), 2/25/25 .................................. United States 92,499 93,522
2015-C02 , 1M2 , FRN , 9.395% , ( 30-day SOFR Average +
4.114% ), 5/25/25 .................................. United States 304,895 310,161
2015-C03 , 1M2 , FRN , 10.395% , ( 30-day SOFR Average +
5.114% ), 7/25/25 .................................. United States 443,060 455,081
2016-C01 , 1M2 , FRN , 12.145% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 54,495 57,237
2017-C04 , 2M2 , FRN , 8.245% , ( 30-day SOFR Average +
2.964% ), 11/25/29 ................................. United States 304,670 314,056
e ,m
J.P. Morgan Mortgage Trust ,
2021-13 , A4 , 144A, FRN , 2.5% , 4/25/52 ................. United States 1,137,759 1,022,098
2021-15 , A4 , 144A, FRN , 2.5% , 6/25/52 ................. United States 365,861 326,981
2021-6 , A4 , 144A, FRN , 2.5% , 10/25/51 ................. United States 670,675 602,003
e ,m
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ......................................... United States 446,570 437,666
e ,m
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ......... United States 235,038 210,922
e ,m
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN ,
2.5% , 2/20/49 .................................... United States 802,837 716,059
e ,m
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 ........................................ United States 134,433 118,211
e ,m
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ......... United States 1,404,919 1,264,284
7,148,413
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 7,876,115 ) ................
7,148,413
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account ............ South Africa 72,822 —
b
Mesquite Energy, Inc., Escrow Account ................... United States 243,000 4,860
Total Escrows and Litigation Trusts (Cost $ 243,000 ) ...........................
4,860
Total Long Term Investments (Cost $ 309,921,433 ) .............................
303,043,914
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.6%
d,p
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 1,804,106 $ 1,804,106
Total Money Market Funds (Cost $ 1,804,106 ) .................................
1,804,106
Total Short Term Investments (Cost $ 1,804,106 ) ...............................
1,804,106
a
Total Investments (Cost $ 311,725,539 ) 104.6% ................................
$304,848,020
Other Assets, less Liabilities (4.6) % .........................................
(13,343,976)
Net Assets 100.0% .........................................................
$291,504,044
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
See Note 6 regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $124,040,369, representing 42.6% of net assets.
f
Income may be received in additional securities and/or cash.
g
Defaulted security or security for which income has been deemed uncollectible.
h
A portion or all of the security purchased on a delayed delivery basis.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
k
A supranational organization is an entity formed by two or more central governments through international treaties.
l
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
o
Security purchased on a to-be-announced (TBA) basis.
p
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin Strategic Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2024, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 0.6%
Freedom Financial Asset Management LLC
APP-10114471.FP.FTS.B , 13 .99% , 12/12/24 $ 351 $ 351
APP-11822354.FP.FTS.B , 9 .49% , 12/18/24 1,981 1,987
APP-11746986.FP.FTS.B , 18 .99% , 12/19/24 1,274 1,289
APP-11693771.FP.FTS.B , 9 .74% , 2/06/25 . 937 937
APP-11695285.FP.FTS.B , 9 .74% , 2/07/25 . 2,234 2,241
APP-13704982.FP.FTS.B , 21 .99% , 5/25/25 2,648 2,700
APP-14969419.FP.FTS.B , 9 .74% , 6/01/25 . 8,220 8,259
APP-11657858.FP.FTS.B , 17 .49% , 12/16/25 6,581 6,880
APP-11752447.FP.FTS.B , 9 .99% , 2/05/26 . 15,306 15,501
APP-11823715.FP.FTS.B , 14 .99% , 2/05/26 9,534 9,731
APP-11795510.FP.FTS.B , 12 .49% , 2/11/26 7,521 7,636
APP-11819292.FP.FTS.B , 18 .99% , 2/12/26 6,079 6,303
APP-12232816.FP.FTS.B , 15 .99% , 3/09/26 10,779 11,083
APP-14159522.FP.FTS.B , 10 .34% , 6/15/26 10,574 10,731
APP-14167786.FP.FTS.B , 10 .34% , 6/17/26 17,035 17,293
APP-14974854.FP.FTS.B , 16 .49% , 7/10/26 10,395 10,657
APP-11124654.FP.FTS.B , 19 .49% , 12/18/26 25,688 26,618
APP-11605924.FP.FTS.B , 11 .74% , 12/20/26 24,188 24,594
APP-11749109.FP.FTS.B , 17 .49% , 2/06/27 11,674 12,103
APP-11803939.FP.FTS.B , 10 .99% , 2/10/27 18,869 19,195
APP-11806622.FP.FTS.B , 18 .99% , 2/11/27 5,930 6,127
APP-11798689.FP.FTS.B , 16 .99% , 2/12/27 11,432 11,696
APP-12249339.FP.FTS.B , 19 .49% , 3/13/27 4,943 4,977
APP-12139734.FP.FTS.B , 13 .49% , 3/14/27 9,151 9,346
APP-12106231.FP.FTS.B , 11 .74% , 3/22/27 24,292 24,774
APP-13678387.FP.FTS.B , 13 .84% , 4/03/27 8,951 9,092
APP-13685540.FP.FTS.B , 13 .59% , 5/20/27 22,261 22,711
APP-13701830.FP.FTS.B , 20 .24% , 5/21/27 19,404 20,273
APP-13668745.FP.FTS.B , 23 .99% , 5/23/27 2,547 2,558
APP-13628442.FP.FTS.B , 17 .99% , 5/24/27 10,983 11,373
APP-14967059.FP.FTS.B , 11 .99% , 6/01/27 3,446 3,452
APP-14058204.FP.FTS.B , 11 .59% , 6/05/27 8,126 8,253
APP-14057383.FP.FTS.B , 11 .34% , 6/15/27 21,933 22,331
APP-14163864.FP.FTS.B , 11 .34% , 6/19/27 24,359 24,826
APP-14867762.FP.FTS.B , 14 .24% , 7/10/27 10,634 10,821
APP-14975701.FP.FTS.B , 11 .74% , 7/15/27 12,481 12,700
APP-14837945.FP.FTS.B , 18 .49% , 9/10/27 17,791 3,485
APP-14861817.FP.FTS.B , 11 .99% , 11/05/27 13,959 14,184
419,068
LendingClub Corp. - LCX
165313131.LC.FTS.B , 11 .02% , 2/03/25 ... 3,375 3,347
165954765.LC.FTS.B , 20 .55% , 3/20/25 ... 2,509 2,525
5,872
LendingClub Corp. - LCX PM
170676409.LC.FTS.B , 17 .3% , 10/13/25 ... 3,535 3,525
170715926.LC.FTS.B , 16 .08% , 10/25/25 .. 4,364 4,338
174329530.LC.FTS.B , 20 .49% , 2/03/26 ... 3,922 3,953
174350163.LC.FTS.B , 18 .44% , 2/15/26 ... 5,027 5,003
16,819
Prosper Funding LLC
1650965.PS.FTS.B , 18 .41% , 11/05/24 .... 542 542
1653314.PS.FTS.B , 13 .2% , 11/09/24 .... 199 199
1654279.PS.FTS.B , 12 .4% , 11/11/24 ..... 610 607
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1690251.PS.FTS.B , 13 .66% , 12/22/24 ... $ 898 $ 895
1695034.PS.FTS.B , 14 .89% , 1/13/25 .... 593 592
1701351.PS.FTS.B , 16 .1% , 1/13/25 ..... 272 271
1702155.PS.FTS.B , 15 .21% , 1/14/25 .... 672 671
1688540.PS.FTS.B , 12 .3% , 1/20/25 ..... 1,320 1,310
1705446.PS.FTS.B , 21 .69% , 1/20/25 .... 290 293
1688531.PS.FTS.B , 16 .02% , 1/26/25 .... 2,475 2,474
1714693.PS.FTS.B , 12 .4% , 2/15/25 ..... 1,615 1,605
1708034.PS.FTS.B , 20 .01% , 2/15/25 .... 879 882
1721031.PS.FTS.B , 20 .4% , 2/15/25 ..... 680 –
1722483.PS.FTS.B , 15 .4% , 2/16/25 ..... 4,624 1,563
1718530.PS.FTS.B , 24 .4% , 2/28/25 ..... 909 917
1752829.PS.FTS.B , 18 .09% , 4/11/25 .... 479 477
1750364.PS.FTS.B , 18 .5% , 4/15/25 ..... 2,404 2,383
1759842.PS.FTS.B , 22 .9% , 4/15/25 ..... 1,134 1,138
1754544.PS.FTS.B , 16 .1% , 4/18/25 ..... 2,402 2,376
1605968.PS.FTS.B , 14 .29% , 8/17/26 .... 3,519 3,483
1605959.PS.FTS.B , 18 .73% , 8/17/26 .... 7,380 7,337
1624202.PS.FTS.B , 11 .79% , 9/21/26 .... 8,956 8,825
1644821.PS.FTS.B , 16 .18% , 10/26/26 ... 7,458 7,385
1645601.PS.FTS.B , 26 .13% , 10/27/26 ... 2,958 3,144
1657248.PS.FTS.B , 10 .5% , 10/29/26 .... 12,450 12,410
1646507.PS.FTS.B , 16% , 11/02/26 ...... 8,537 8,451
1654273.PS.FTS.B , 11 .4% , 11/05/26 ..... 7,551 7,407
1661067.PS.FTS.B , 12 .3% , 11/05/26 .... 5,258 2,734
1661382.PS.FTS.B , 16 .7% , 11/05/26 .... 2,678 2,702
1660956.PS.FTS.B , 18 .25% , 11/05/26 .... 3,814 3,848
1651610.PS.FTS.B , 10 .8% , 11/08/26 .... 5,247 5,143
1645643.PS.FTS.B , 18 .5% , 11/10/26 .... 6,094 6,204
1647191.PS.FTS.B , 16 .32% , 11/12/26 .... 6,555 6,490
1660294.PS.FTS.B , 15 .2% , 11/25/26 .... 6,353 6,252
1686756.PS.FTS.B , 20 .08% , 12/16/26 ... 4,298 4,342
1674281.PS.FTS.B , 21% , 12/17/26 ...... 1,486 1,529
1675325.PS.FTS.B , 14% , 12/20/26 ...... 9,945 9,813
1673693.PS.FTS.B , 12 .5% , 1/01/27 ..... 7,918 7,772
1695804.PS.FTS.B , 10 .8% , 1/04/27 ..... 2,668 2,606
1701348.PS.FTS.B , 11 .1% , 1/13/27 ..... 2,677 2,623
1688537.PS.FTS.B , 13 .7% , 1/13/27 ..... 5,787 5,697
1702140.PS.FTS.B , 11 .55% , 1/14/27 .... 8,071 7,912
1701774.PS.FTS.B , 19 .3% , 1/16/27 ..... 4,697 4,733
1703079.PS.FTS.B , 10 .5% , 1/18/27 ..... 7,390 7,251
1704972.PS.FTS.B , 24 .18% , 1/19/27 .... 4,291 4,458
1692578.PS.FTS.B , 13 .1% , 1/20/27 ..... 2,176 2,135
1699192.PS.FTS.B , 14 .6% , 1/20/27 ..... 18,852 18,589
1694423.PS.FTS.B , 15% , 1/24/27 ....... 8,385 8,284
1702129.PS.FTS.B , 12 .7% , 1/25/27 ..... 3,816 3,749
1709019.PS.FTS.B , 19% , 1/25/27 ....... 6,996 7,110
1691666.PS.FTS.B , 11 .88% , 2/08/27 .... 4,507 4,410
1714696.PS.FTS.B , 12 .6% , 2/15/27 ..... 4,714 4,618
1711397.PS.FTS.B , 18 .15% , 2/22/27 .... 10,690 10,541
1752507.PS.FTS.B , 25 .9% , 4/05/27 ..... 4,607 4,717
1750201.PS.FTS.B , 19 .9% , 4/06/27 ..... 6,378 6,373
1750603.PS.FTS.B , 14 .29% , 4/07/27 .... 3,024 2,952
1743635.PS.FTS.B , 13 .1% , 4/13/27 ..... 6,998 6,826
1759809.PS.FTS.B , 12 .5% , 4/15/27 ..... 18,710 18,253

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1753401.PS.FTS.B , 16 .9% , 4/15/27 ..... $ 9,509 $ 9,510
1709558.PS.FTS.B , 13 .4% , 11/30/27 .... 12,889 –
1700734.PS.FTS.B , 16 .2% , 1/17/28 ..... 18,249 17,587
1716949.PS.FTS.B , 11 .77% , 1/31/28 .... 11,622 11,178
1627811.PS.FTS.B , 13 .05% , 9/28/34 .... 684 692
1628909.PS.FTS.B , 17 .96% , 9/29/34 .... 265 269
1656696.PS.FTS.B , 11 .7% , 10/29/34 .... 848 858
308,397
Upgrade, Inc. - Card
992236828.UG.FTS.B , 29 .49% , 4/01/25 .. 6 6
992264434.UG.FTS.B , 29 .49% , 4/02/25 .. 6 6
992318841.UG.FTS.B , 19 .99% , 4/03/25 .. 219 218
992260350.UG.FTS.B , 28 .98% , 4/03/25 .. 26 13
992307437.UG.FTS.B , 28 .98% , 4/03/25 .. 76 76
992285081.UG.FTS.B , 29 .49% , 4/03/25 .. 1 1
992296038.UG.FTS.B , 29 .49% , 4/03/25 .. 167 –
992297505.UG.FTS.B , 29 .49% , 4/03/25 .. 2 2
992323515.UG.FTS.B , 29 .49% , 4/03/25 .. 22 23
992336856.UG.FTS.B , 29 .49% , 4/03/25 .. 10 10
992345330.UG.FTS.B , 29 .49% , 4/03/25 .. 128 130
992423485.UG.FTS.B , 29 .49% , 4/03/25 .. 8 8
992457494.UG.FTS.B , 17 .99% , 4/04/25 .. 149 149
992245824.UG.FTS.B , 16 .99% , 4/05/25 .. 20 20
992300496.UG.FTS.B , 17 .99% , 4/05/25 .. 11 11
992239267.UG.FTS.B , 19 .21% , 4/05/25 .. 488 495
992442455.UG.FTS.B , 19 .21% , 4/05/25 .. 562 568
992307969.UG.FTS.B , 19 .8% , 4/05/25 ... 13 13
992349565.UG.FTS.B , 19 .8% , 4/05/25 ... 114 114
992350427.UG.FTS.B , 19 .8% , 4/05/25 ... 244 247
992254243.UG.FTS.B , 19 .99% , 4/05/25 .. 58 59
992336548.UG.FTS.B , 19 .99% , 4/05/25 .. 374 380
992357555.UG.FTS.B , 19 .99% , 4/05/25 .. 47 49
992379889.UG.FTS.B , 19 .99% , 4/05/25 .. 305 306
992453559.UG.FTS.B , 20 .46% , 4/05/25 .. 3 3
992241765.UG.FTS.B , 20 .97% , 4/05/25 .. 121 123
992386629.UG.FTS.B , 20 .97% , 4/05/25 .. 986 1,002
992438360.UG.FTS.B , 27 .99% , 4/05/25 .. 51 51
992246882.UG.FTS.B , 28 .98% , 4/05/25 .. 347 359
992253878.UG.FTS.B , 28 .98% , 4/05/25 .. 224 224
992262040.UG.FTS.B , 28 .98% , 4/05/25 .. 56 57
992266496.UG.FTS.B , 28 .98% , 4/05/25 .. 29 29
992267371.UG.FTS.B , 28 .98% , 4/05/25 .. 326 335
992270480.UG.FTS.B , 28 .98% , 4/05/25 .. 42 43
992283659.UG.FTS.B , 28 .98% , 4/05/25 .. 68 69
992284271.UG.FTS.B , 28 .98% , 4/05/25 .. 539 552
992286835.UG.FTS.B , 28 .98% , 4/05/25 .. 27 28
992293208.UG.FTS.B , 28 .98% , 4/05/25 .. 52 52
992300547.UG.FTS.B , 28 .98% , 4/05/25 .. 34 35
992308269.UG.FTS.B , 28 .98% , 4/05/25 .. 36 37
992324031.UG.FTS.B , 28 .98% , 4/05/25 .. 206 211
992348005.UG.FTS.B , 28 .98% , 4/05/25 .. 134 137
992353271.UG.FTS.B , 28 .98% , 4/05/25 .. 305 –
992435220.UG.FTS.B , 28 .98% , 4/05/25 .. 32 32
992452469.UG.FTS.B , 28 .98% , 4/05/25 .. 76 77
992304458.UG.FTS.B , 29 .46% , 4/05/25 .. 25 25
992239318.UG.FTS.B , 29 .49% , 4/05/25 .. 32 33
992254667.UG.FTS.B , 29 .49% , 4/05/25 .. 94 95
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992256558.UG.FTS.B , 29 .49% , 4/05/25 .. $ 37 $ 38
992256966.UG.FTS.B , 29 .49% , 4/05/25 .. 188 192
992259460.UG.FTS.B , 29 .49% , 4/05/25 .. 8 8
992267222.UG.FTS.B , 29 .49% , 4/05/25 .. 99 36
992271134.UG.FTS.B , 29 .49% , 4/05/25 .. 47 7
992275086.UG.FTS.B , 29 .49% , 4/05/25 .. 137 141
992288356.UG.FTS.B , 29 .49% , 4/05/25 .. 144 148
992288429.UG.FTS.B , 29 .49% , 4/05/25 .. 44 46
992289258.UG.FTS.B , 29 .49% , 4/05/25 .. 47 47
992302260.UG.FTS.B , 29 .49% , 4/05/25 .. 51 52
992318568.UG.FTS.B , 29 .49% , 4/05/25 .. 31 32
992340414.UG.FTS.B , 29 .49% , 4/05/25 .. 48 48
992359163.UG.FTS.B , 29 .49% , 4/05/25 .. 37 38
992379445.UG.FTS.B , 29 .49% , 4/05/25 .. 67 69
992428186.UG.FTS.B , 29 .49% , 4/05/25 .. 821 835
992444794.UG.FTS.B , 29 .49% , 4/05/25 .. 1,598 1,636
992445820.UG.FTS.B , 29 .49% , 4/05/25 .. 43 44
992455533.UG.FTS.B , 29 .49% , 4/05/25 .. 417 425
992273307.UG.FTS.B , 28 .98% , 8/03/25 .. 344 49
992278455.UG.FTS.B , 29 .49% , 8/03/25 .. 142 148
992304263.UG.FTS.B , 29 .49% , 10/03/25 . 81 25
992302422.UG.FTS.B , 29 .49% , 2/03/27 .. 164 174
992330039.UG.FTS.B , 22 .97% , 4/03/27 .. 546 363
992293228.UG.FTS.B , 28 .98% , 5/03/29 .. 113 58
11,172
Upstart Network, Inc.
L2056491.UP.FTS.B , 7 .95% , 11/16/24 .... 90 89
L2055423.UP.FTS.B , 8 .44% , 11/16/24 .... 336 332
L2052610.UP.FTS.B , 11 .6% , 11/16/24 .... 195 192
L2057046.UP.FTS.B , 15 .77% , 11/16/24 ... 205 202
L2052838.UP.FTS.B , 16 .45% , 11/16/24 ... 103 102
L2053269.UP.FTS.B , 18 .64% , 11/16/24 ... 491 35
L2055155.UP.FTS.B , 20 .16% , 11/16/24 ... 338 334
FW2054947.UP.FTS.B , 21 .35% , 11/16/24 . 134 133
FW2056543.UP.FTS.B , 29 .23% , 11/16/24 . 112 111
L2057377.UP.FTS.B , 13 .89% , 11/19/24 ... 134 132
L2057081.UP.FTS.B , 23 .41% , 11/28/24 ... 175 173
L2242235.UP.FTS.B , 6 .04% , 12/13/24 .... 316 312
FW2242510.UP.FTS.B , 7 .1% , 12/13/24 ... 834 823
L2241803.UP.FTS.B , 9 .3% , 12/13/24 .... 1,888 1,860
L2241741.UP.FTS.B , 14 .61% , 12/13/24 ... 868 200
L2242679.UP.FTS.B , 16 .66% , 12/13/24 ... 421 414
L2241739.UP.FTS.B , 23 .45% , 12/13/24 ... 169 166
L2465958.UP.FTS.B , 5 .34% , 1/19/25 .... 534 526
L2464613.UP.FTS.B , 5 .52% , 1/19/25 .... 286 282
L2460890.UP.FTS.B , 5 .68% , 1/19/25 .... 1,129 1,113
L2465895.UP.FTS.B , 5 .84% , 1/19/25 .... 420 414
L2465121.UP.FTS.B , 6 .53% , 1/19/25 .... 1,894 1,867
L2464359.UP.FTS.B , 6 .66% , 1/19/25 .... 727 716
L2465247.UP.FTS.B , 6 .82% , 1/19/25 .... 111 109
L2466095.UP.FTS.B , 7 .07% , 1/19/25 .... 366 361
FW2465710.UP.FTS.B , 7 .96% , 1/19/25 ... 135 133
L2465847.UP.FTS.B , 8 .05% , 1/19/25 .... 3,693 3,636
L2465662.UP.FTS.B , 11 .74% , 1/19/25 .... 341 336
L2464723.UP.FTS.B , 20 .66% , 1/19/25 .... 697 687
L2465879.UP.FTS.B , 21 .67% , 1/19/25 .... 231 56
FW2676316.UP.FTS.B , 6 .01% , 2/22/25 ... 892 878

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2675522.UP.FTS.B , 6 .74% , 2/22/25 ... $ 90 $ 89
L2675909.UP.FTS.B , 9 .72% , 2/22/25 .... 391 385
L2675302.UP.FTS.B , 10 .61% , 2/22/25 .... 1,359 1,336
L2675455.UP.FTS.B , 14 .81% , 2/22/25 .... 374 368
L2675462.UP.FTS.B , 19 .44% , 2/22/25 .... 469 411
FW2675588.UP.FTS.B , 20 .36% , 2/22/25 .. 416 411
L2675655.UP.FTS.B , 20 .76% , 2/22/25 .... 177 175
L2675586.UP.FTS.B , 20 .97% , 2/22/25 .... 1,563 1,541
FW2675117.UP.FTS.B , 22 .39% , 2/22/25 .. 198 195
FW2675719.UP.FTS.B , 24 .19% , 2/22/25 .. 487 481
FW2675613.UP.FTS.B , 24 .49% , 2/22/25 .. 1,817 756
FW2676140.UP.FTS.B , 29 .13% , 2/22/25 .. 259 256
L2981596.UP.FTS.B , 7 .13% , 4/20/25 .... 1,058 1,040
FW2982315.UP.FTS.B , 15 .15% , 4/20/25 .. 325 318
FW2465119.UP.FTS.B , 19 .64% , 6/19/25 .. 1,401 1,378
L2466210.UP.FTS.B , 20 .93% , 6/19/25 .... 5,711 5,612
L1914732.UP.FTS.B , 17 .66% , 8/25/25 .... 2,900 2,850
FW2676006.UP.FTS.B , 24 .14% , 12/22/25 . 1,423 28
L1739715.UP.FTS.B , 9 .65% , 9/20/26 .... 11,459 11,137
L1739019.UP.FTS.B , 13 .76% , 9/20/26 .... 2,801 2,730
L1736636.UP.FTS.B , 14 .78% , 9/20/26 .... 6,848 6,676
FW1739526.UP.FTS.B , 17 .22% , 9/20/26 .. 4,031 3,972
L1738899.UP.FTS.B , 19 .15% , 9/20/26 .... 7,731 7,570
L1739140.UP.FTS.B , 21 .45% , 9/20/26 .... 1,648 1,071
L1739562.UP.FTS.B , 22 .68% , 9/20/26 .... 3,760 3,688
L1738904.UP.FTS.B , 24 .36% , 9/20/26 .... 3,894 2,516
L1915447.UP.FTS.B , 20 .32% , 10/25/26 ... 2,951 2,896
L1915560.UP.FTS.B , 20 .46% , 10/25/26 ... 2,705 2,657
L1914682.UP.FTS.B , 21 .49% , 10/25/26 ... 1,625 1,606
L1915468.UP.FTS.B , 23 .09% , 10/25/26 ... 2,814 2,767
FW1915175.UP.FTS.B , 23 .46% , 10/25/26 . 599 591
L1897015.UP.FTS.B , 23 .49% , 10/25/26 ... 6,707 6,598
L1915604.UP.FTS.B , 24 .04% , 10/25/26 ... 618 609
L1915081.UP.FTS.B , 25 .35% , 10/25/26 ... 1,596 1,571
FW1908593.UP.FTS.B , 28 .41% , 10/25/26 . 12,596 12,436
FW1915312.UP.FTS.B , 31 .22% , 10/25/26 . 2,474 2,384
L2024110.UP.FTS.B , 7 .78% , 11/16/26 .... 8,641 8,388
L2052804.UP.FTS.B , 9 .15% , 11/16/26 .... 19,455 18,894
L2053787.UP.FTS.B , 10 .61% , 11/16/26 ... 2,493 2,423
FW2055257.UP.FTS.B , 11 .51% , 11/16/26 . 5,873 425
L2052126.UP.FTS.B , 12 .52% , 11/16/26 ... 8,161 7,939
L2055857.UP.FTS.B , 12 .9% , 11/16/26 .... 6,148 5,981
L2054559.UP.FTS.B , 14 .24% , 11/16/26 ... 4,869 2,942
L2055412.UP.FTS.B , 14 .29% , 11/16/26 ... 1,578 1,535
FW2056157.UP.FTS.B , 15 .18% , 11/16/26 . 4,735 4,655
FW2055789.UP.FTS.B , 15 .22% , 11/16/26 . 7,913 7,703
L2052051.UP.FTS.B , 15 .75% , 11/16/26 ... 2,383 2,343
FW2053732.UP.FTS.B , 16 .83% , 11/16/26 . 536 527
L2056373.UP.FTS.B , 17 .2% , 11/16/26 .... 4,846 4,767
L2056403.UP.FTS.B , 18 .49% , 11/16/26 ... 1,075 1,050
FW2055175.UP.FTS.B , 19 .05% , 11/16/26 . 10,096 6,334
L2052101.UP.FTS.B , 20 .05% , 11/16/26 ... 13,975 13,673
L2056569.UP.FTS.B , 22 .59% , 11/16/26 ... 9,203 657
L2047823.UP.FTS.B , 23 .05% , 11/16/26 ... 2,509 2,459
L2053900.UP.FTS.B , 23 .81% , 11/16/26 ... 578 566
L2055855.UP.FTS.B , 25 .11% , 11/16/26 ... 1,161 1,139
L2056364.UP.FTS.B , 25 .24% , 11/16/26 ... 820 804
L2049616.UP.FTS.B , 25 .29% , 11/16/26 ... 708 694
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2052082.UP.FTS.B , 25 .42% , 11/16/26 ... $ 880 $ 863
FW2054089.UP.FTS.B , 26 .17% , 11/16/26 . 1,182 1,160
FW2056482.UP.FTS.B , 26 .96% , 11/16/26 . 3,535 255
FW2046105.UP.FTS.B , 29 .67% , 11/16/26 . 2,747 2,699
FW2057500.UP.FTS.B , 30 .64% , 11/16/26 . 5,438 5,346
FW2054534.UP.FTS.B , 31 .22% , 11/16/26 . 743 730
FW2057162.UP.FTS.B , 32 .15% , 11/16/26 . 5,807 5,713
L2055269.UP.FTS.B , 19 .56% , 11/20/26 ... 12,563 12,286
L2242254.UP.FTS.B , 7 .13% , 12/13/26 .... 4,942 4,798
L2242685.UP.FTS.B , 9% , 12/13/26 ...... 7,585 7,369
L2242651.UP.FTS.B , 11 .78% , 12/13/26 ... 7,841 7,619
L2241857.UP.FTS.B , 11 .98% , 12/13/26 ... 6,295 6,118
L2242098.UP.FTS.B , 12 .31% , 12/13/26 ... 3,683 3,579
L2242668.UP.FTS.B , 12 .46% , 12/13/26 ... 11,592 11,266
L2241756.UP.FTS.B , 12 .69% , 12/13/26 ... 3,015 1,244
L2241856.UP.FTS.B , 13 .04% , 12/13/26 ... 7,853 7,637
L2241825.UP.FTS.B , 13 .8% , 12/13/26 .... 14,603 14,218
L2242202.UP.FTS.B , 14 .09% , 12/13/26 ... 8,911 8,667
L2239758.UP.FTS.B , 14 .15% , 12/13/26 ... 6,178 6,008
L2241610.UP.FTS.B , 15 .37% , 12/13/26 ... 4,085 4,010
L2242447.UP.FTS.B , 16 .94% , 12/13/26 ... 3,048 2,978
L2241045.UP.FTS.B , 17 .22% , 12/13/26 ... 4,724 4,640
L2242791.UP.FTS.B , 17 .38% , 12/13/26 ... 8,361 8,169
L2241989.UP.FTS.B , 17 .5% , 12/13/26 .... 1,450 1,424
L2242430.UP.FTS.B , 18 .29% , 12/13/26 ... 920 906
L2242547.UP.FTS.B , 18 .45% , 12/13/26 ... 493 486
L2242119.UP.FTS.B , 18 .59% , 12/13/26 ... 2,534 2,491
FW2241711.UP.FTS.B , 21 .36% , 12/13/26 . 7,546 7,386
L2230478.UP.FTS.B , 21 .97% , 12/13/26 ... 4,425 4,329
L2242489.UP.FTS.B , 22 .19% , 12/13/26 ... 12,698 12,426
L2241640.UP.FTS.B , 22 .44% , 12/13/26 ... 1,760 1,722
L2232043.UP.FTS.B , 23 .76% , 12/13/26 ... 3,270 3,204
L2242200.UP.FTS.B , 24 .08% , 12/13/26 ... 3,459 3,390
L2241600.UP.FTS.B , 24 .51% , 12/13/26 ... 2,076 2,032
L2242322.UP.FTS.B , 25 .22% , 12/13/26 ... 551 540
L2241994.UP.FTS.B , 25 .4% , 12/13/26 .... 1,063 1,040
L2242162.UP.FTS.B , 25 .7% , 12/13/26 .... 1,032 1,012
FW2241764.UP.FTS.B , 27 .11% , 12/13/26 . 2,884 2,831
FW2242232.UP.FTS.B , 27 .33% , 12/13/26 . 2,279 1,039
FW2242379.UP.FTS.B , 28 .85% , 12/13/26 . 3,096 3,039
FW2242580.UP.FTS.B , 31 .01% , 12/13/26 . 722 337
FW2241624.UP.FTS.B , 31 .84% , 12/13/26 . 2,918 2,868
L2242361.UP.FTS.B , 9 .11% , 12/15/26 .... 5,728 5,626
L2240058.UP.FTS.B , 26 .7% , 12/27/26 .... 5,463 783
FW2465936.UP.FTS.B , 5 .53% , 1/19/27 ... 22,540 21,629
L2465582.UP.FTS.B , 5 .92% , 1/19/27 .... 1,707 1,644
L2465889.UP.FTS.B , 6 .5% , 1/19/27 ..... 3,043 2,922
L2464484.UP.FTS.B , 6 .65% , 1/19/27 .... 2,498 180
FW2466269.UP.FTS.B , 6 .87% , 1/19/27 ... 2,547 2,446
L2465776.UP.FTS.B , 7 .08% , 1/19/27 .... 7,659 7,355
FW2465536.UP.FTS.B , 7 .64% , 1/19/27 ... 10,297 10,004
L2465633.UP.FTS.B , 8 .28% , 1/19/27 .... 1,036 1,006
L2465717.UP.FTS.B , 8 .6% , 1/19/27 ..... 2,001 1,945
FW2464781.UP.FTS.B , 9 .13% , 1/19/27 ... 4,969 4,828
FW2465681.UP.FTS.B , 9 .16% , 1/19/27 ... 5,524 5,367
L2465458.UP.FTS.B , 9 .24% , 1/19/27 .... 1,259 1,233
L2465589.UP.FTS.B , 9 .29% , 1/19/27 .... 3,401 3,305
L2466129.UP.FTS.B , 9 .84% , 1/19/27 .... 10,551 10,252

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2465666.UP.FTS.B , 10 .14% , 1/19/27 .... $ 1,323 $ 1,286
FW2464664.UP.FTS.B , 10 .42% , 1/19/27 .. 4,249 4,129
L2463372.UP.FTS.B , 11 .09% , 1/19/27 .... 2,675 2,601
L2465414.UP.FTS.B , 11 .1% , 1/19/27 ..... 3,211 3,122
L2465634.UP.FTS.B , 14 .68% , 1/19/27 .... 4,609 4,500
FW2465337.UP.FTS.B , 15 .21% , 1/19/27 .. 1,115 1,096
L2465986.UP.FTS.B , 15 .77% , 1/19/27 .... 873 531
FW2466368.UP.FTS.B , 16 .6% , 1/19/27 ... 1,990 1,938
L2465805.UP.FTS.B , 18 .87% , 1/19/27 .... 12,699 12,499
L2466099.UP.FTS.B , 19 .62% , 1/19/27 .... 2,768 2,723
L2465928.UP.FTS.B , 20 .32% , 1/19/27 .... 1,771 1,736
L2466007.UP.FTS.B , 21 .7% , 1/19/27 .... 2,752 2,699
FW2466202.UP.FTS.B , 23 .59% , 1/19/27 .. 1,835 1,805
L2458881.UP.FTS.B , 24 .14% , 1/19/27 .... 2,723 2,677
L2466086.UP.FTS.B , 25 .1% , 1/19/27 .... 2,100 1,327
FW2465954.UP.FTS.B , 25 .21% , 1/19/27 .. 1,704 1,677
FW2465199.UP.FTS.B , 25 .54% , 1/19/27 .. 3,052 221
FW2465642.UP.FTS.B , 25 .73% , 1/19/27 .. 2,837 2,793
FW2464901.UP.FTS.B , 27 .8% , 1/19/27 ... 3,797 3,742
FW2466130.UP.FTS.B , 28 .33% , 1/19/27 .. 1,070 1,055
FW2465882.UP.FTS.B , 28 .77% , 1/19/27 .. 910 895
FW2464452.UP.FTS.B , 30 .15% , 1/19/27 .. 1,036 246
FW2465848.UP.FTS.B , 30 .66% , 1/19/27 .. 1,297 1,280
FW2464665.UP.FTS.B , 30 .79% , 1/19/27 .. 911 899
FW2465741.UP.FTS.B , 30 .94% , 1/19/27 .. 1,123 1,109
FW2466073.UP.FTS.B , 30 .97% , 1/19/27 .. 650 642
FW2465572.UP.FTS.B , 30 .98% , 1/19/27 .. 2,410 1,521
FW2466141.UP.FTS.B , 32% , 1/19/27 .... 4,064 4,014
FW1738592.UP.FTS.B , 28 .44% , 2/20/27 .. 3,772 3,715
L2635721.UP.FTS.B , 6% , 2/22/27 ....... 1,783 1,757
L2675715.UP.FTS.B , 6 .52% , 2/22/27 .... 5,236 5,023
FW2676020.UP.FTS.B , 6 .82% , 2/22/27 ... 3,994 3,832
FW2676337.UP.FTS.B , 8 .57% , 2/22/27 ... 6,436 6,251
FW2675837.UP.FTS.B , 9 .42% , 2/22/27 ... 3,781 3,673
FW2675651.UP.FTS.B , 9 .54% , 2/22/27 ... 3,687 3,583
FW2675315.UP.FTS.B , 9 .86% , 2/22/27 ... 15,531 15,097
FW2675769.UP.FTS.B , 11 .04% , 2/22/27 .. 18,746 18,218
FW2675417.UP.FTS.B , 12 .04% , 2/22/27 .. 4,744 4,612
FW2675303.UP.FTS.B , 12 .76% , 2/22/27 .. 8,454 8,220
L2676179.UP.FTS.B , 13 .92% , 2/22/27 .... 8,530 8,299
L2675483.UP.FTS.B , 14 .22% , 2/22/27 .... 2,624 2,553
L2675701.UP.FTS.B , 15 .05% , 2/22/27 .... 3,982 3,876
FW2675787.UP.FTS.B , 15 .6% , 2/22/27 ... 5,471 5,381
FW2676119.UP.FTS.B , 15 .87% , 2/22/27 .. 2,611 2,568
FW2674729.UP.FTS.B , 15 .98% , 2/22/27 .. 2,789 2,715
FW2675367.UP.FTS.B , 16 .08% , 2/22/27 .. 5,978 3,610
L2675286.UP.FTS.B , 16 .53% , 2/22/27 .... 9,135 8,987
FW2676101.UP.FTS.B , 16 .63% , 2/22/27 .. 6,372 6,270
FW2676275.UP.FTS.B , 16 .64% , 2/22/27 .. 13,222 7,959
FW2673151.UP.FTS.B , 16 .69% , 2/22/27 .. 2,927 2,880
L2676056.UP.FTS.B , 17 .4% , 2/22/27 .... 2,357 2,320
L2675889.UP.FTS.B , 18 .95% , 2/22/27 .... 31,151 18,830
FW2675506.UP.FTS.B , 19 .13% , 2/22/27 .. 6,516 6,390
FW2675598.UP.FTS.B , 19 .23% , 2/22/27 .. 3,599 3,530
L2676048.UP.FTS.B , 19 .28% , 2/22/27 .... 21,606 21,190
FW2675827.UP.FTS.B , 19 .75% , 2/22/27 .. 2,593 2,553
FW2675725.UP.FTS.B , 19 .97% , 2/22/27 .. 3,632 3,575
FW2676447.UP.FTS.B , 21 .12% , 2/22/27 .. 4,644 4,575
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2675752.UP.FTS.B , 21 .22% , 2/22/27 .... $ 2,152 $ 154
L2676182.UP.FTS.B , 21 .37% , 2/22/27 .... 498 460
L2675531.UP.FTS.B , 21 .9% , 2/22/27 .... 9,758 9,576
L2675653.UP.FTS.B , 22 .41% , 2/22/27 .... 2,669 2,627
FW2674944.UP.FTS.B , 22 .84% , 2/22/27 .. 5,592 5,503
FW2675190.UP.FTS.B , 23 .05% , 2/22/27 .. 3,832 2,396
FW2675530.UP.FTS.B , 23 .25% , 2/22/27 .. 1,869 1,840
L2675554.UP.FTS.B , 23 .55% , 2/22/27 .... 6,245 6,149
FW2675485.UP.FTS.B , 24 .08% , 2/22/27 .. 2,830 1,774
FW2676351.UP.FTS.B , 24 .32% , 2/22/27 .. 3,693 847
FW2675911.UP.FTS.B , 24 .61% , 2/22/27 .. 1,892 1,864
L2676213.UP.FTS.B , 25 .44% , 2/22/27 .... 1,694 1,669
FW2676003.UP.FTS.B , 25 .6% , 2/22/27 ... 1,280 1,262
FW2675282.UP.FTS.B , 26 .25% , 2/22/27 .. 31,868 31,420
L2676015.UP.FTS.B , 26 .95% , 2/22/27 .... 610 599
FW2675720.UP.FTS.B , 27 .06% , 2/22/27 .. 2,125 2,096
FW2675330.UP.FTS.B , 27 .13% , 2/22/27 .. 2,126 2,097
FW2675561.UP.FTS.B , 27 .52% , 2/22/27 .. 4,653 4,591
FW2675991.UP.FTS.B , 27 .58% , 2/22/27 .. 1,706 400
FW2675198.UP.FTS.B , 30 .64% , 2/22/27 .. 4,591 4,536
FW2675958.UP.FTS.B , 30 .93% , 2/22/27 .. 930 915
FW2676100.UP.FTS.B , 31 .11% , 2/22/27 .. 1,152 1,133
FW2676065.UP.FTS.B , 31 .64% , 2/22/27 .. 6,570 4,167
FW2675468.UP.FTS.B , 31 .91% , 2/22/27 .. 5,157 5,098
FW2675534.UP.FTS.B , 32 .24% , 2/22/27 .. 5,975 5,908
FW2676248.UP.FTS.B , 25 .38% , 3/05/27 .. 2,169 2,138
L2057382.UP.FTS.B , 22 .46% , 4/16/27 .... 1,450 1,420
L2057372.UP.FTS.B , 23 .63% , 4/16/27 .... 4,710 2,892
FW2055364.UP.FTS.B , 30 .66% , 4/16/27 .. 5,435 789
FW2056081.UP.FTS.B , 30 .81% , 4/16/27 .. 1,378 1,362
L2980992.UP.FTS.B , 5 .74% , 4/20/27 .... 4,420 4,256
L2981847.UP.FTS.B , 12 .88% , 4/20/27 .... 5,782 5,645
FW2981800.UP.FTS.B , 15 .54% , 4/20/27 .. 12,254 7,224
L2981666.UP.FTS.B , 17 .74% , 4/20/27 .... 29,817 20,601
L2982362.UP.FTS.B , 19 .25% , 4/20/27 .... 1,381 1,365
FW2982412.UP.FTS.B , 19 .87% , 4/20/27 .. 7,647 7,542
FW2980149.UP.FTS.B , 20 .02% , 4/20/27 .. 3,559 3,517
FW2982427.UP.FTS.B , 20 .52% , 4/20/27 .. 15,095 14,787
FW2980976.UP.FTS.B , 25 .24% , 4/20/27 .. 9,729 9,637
FW2981812.UP.FTS.B , 25 .87% , 4/20/27 .. 2,148 2,127
L2981818.UP.FTS.B , 25 .89% , 4/20/27 .... 6,212 6,152
L2981438.UP.FTS.B , 25 .94% , 4/20/27 .... 2,018 1,999
FW2982630.UP.FTS.B , 27 .01% , 4/20/27 .. 2,235 2,215
FW2982476.UP.FTS.B , 28 .13% , 4/20/27 .. 20,502 20,327
FW2982596.UP.FTS.B , 28 .27% , 4/20/27 .. 1,027 1,018
FW2982248.UP.FTS.B , 30 .44% , 4/20/27 .. 3,592 850
FW2980005.UP.FTS.B , 30 .65% , 4/20/27 .. 1,028 1,021
FW2982470.UP.FTS.B , 30 .66% , 4/20/27 .. 1,604 1,592
FW2981459.UP.FTS.B , 31 .69% , 4/20/27 .. 6,606 6,561
L2981618.UP.FTS.B , 6 .67% , 4/22/27 .... 7,478 4,186
FW2982593.UP.FTS.B , 14 .46% , 4/25/27 .. 4,839 4,730
L2241971.UP.FTS.B , 20 .32% , 5/13/27 .... 2,444 973
L2242418.UP.FTS.B , 25 .33% , 5/13/27 .... 7,219 519
L2465861.UP.FTS.B , 5 .83% , 6/19/27 .... 16,448 3,123
FW2451492.UP.FTS.B , 6 .07% , 6/19/27 ... 27,744 26,503
FW2465871.UP.FTS.B , 12 .64% , 6/19/27 .. 5,561 5,391
L2465105.UP.FTS.B , 22 .96% , 6/19/27 .... 35,772 5,023
FW2464742.UP.FTS.B , 26 .31% , 6/19/27 .. 902 887

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1739404.UP.FTS.B , 26 .55% , 7/20/27 .. $ 1,804 $ 1,189
FW2676429.UP.FTS.B , 14 .76% , 7/22/27 .. 15,934 3,004
FW2676135.UP.FTS.B , 19 .68% , 7/22/27 .. 37,777 2,721
L2676160.UP.FTS.B , 25 .17% , 7/22/27 .... 9,238 9,093
FW2675109.UP.FTS.B , 27 .79% , 7/22/27 .. 5,283 3,193
FW2675392.UP.FTS.B , 28 .93% , 7/22/27 .. 1,599 113
L2465923.UP.FTS.B , 24 .48% , 11/19/27 ... 32,105 –
L2675381.UP.FTS.B , 18 .91% , 12/22/27 ... 10,398 10,058
L2982002.UP.FTS.B , 25 .37% , 2/20/28 .... 5,429 5,272
L1915199.UP.FTS.B , 6 .41% , 10/25/34 .... 1,013 1,001
FW1915250.UP.FTS.B , 12 .04% , 10/25/34 . 1,679 1,658
L1914801.UP.FTS.B , 12 .09% , 10/25/34 ... 152 150
1,035,836
Total Marketplace Loans (Cost $ 2,090,839 ) ......
$1,797,164

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin Strategic Income VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-119
At September 30, 2024, the Fund had the following futures contracts outstanding.
At September 30, 2024 , the Fund had the following forward exchange contracts outstanding.
At September 30, 2024, the Fund had the following credit default swap contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 40 $ 4,571,250 12/19/24 $ 8,693
U.S. Treasury 10 Year Ultra Notes ................ Short 41 4,850,172 12/19/24 (6,005)
U.S. Treasury 5 Year Notes ..................... Long 95 10,438,867 12/31/24 13,981
U.S. Treasury Long Bonds ..................... Short 25 3,104,688 12/19/24 4,650
U.S. Treasury Ultra Bonds ...................... Long 8 1,064,750 12/19/24 (2,012)
Total Futures Contracts ...................................................................... $19,307
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... JPHQ Buy 109,000,000 738,933 10/04/24 $ 19,638 $ —
Japanese Yen ...... JPHQ Sell 109,000,000 695,676 10/04/24 — (62,895)
Euro ............. JPHQ Sell 930,000 1,029,199 10/23/24 — (7,120)
Euro ............. JPHQ Sell 370,000 412,416 11/22/24 — (363)
Columbian Peso .... JPHQ Sell 5,400,000,000 1,308,535 2/18/25 44,687 —
Total Forward Exchange Contracts ................................................... $64,325 $(70,378)
Net unrealized appreciation (depreciation) ............................................ $(6,053)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c) (d)
Traded Index
CDX.NA.HY.41 . 5.00% Quarterly 12/20/28 7,750,000 $ 603,093 $ (2,360) $ 605,453
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $603,093 $(2,360) $605,453

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-120
See Abbreviations on page 173 .
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c) (d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 780,000 $ (2,038) $ (76,810) $ 74,772 BB
Traded Index
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 1,700,000 21,151 (4,439) 25,590
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $19,113 $(81,249) $100,362
Total Credit Default Swap Contracts .................................... $622,206 $ (83,609) $705,815
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin U.S. Government Securities VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 0.7%
Oil, Gas & Consumable Fuels 0.7%
Reliance Industries Ltd. ,
Senior Bond , 2.512% , 1/15/26 ........................ India 1,968,750 $ 1,935,317
Senior Note , 1.87% , 1/15/26 ......................... India 1,105,263 1,083,394
Senior Note , 2.06% , 1/15/26 ......................... India 937,500 919,637
3,938,348
Total Corporate Bonds (Cost $ 3,989,804 ) .....................................
3,938,348
Foreign Government and Agency Securities 0.1%
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 .........
Mexico 329,000 323,464
Total Foreign Government and Agency Securities (Cost $ 324,897 ) ..............
323,464
U.S. Government and Agency Securities 13.8%
FHLB , 2.625%, 9/12/25 ...............................
United States 10,000,000 9,865,977
U.S. International Development Finance Corp. (The) , 4.01%,
5/15/30 ......................................... United States 1,080,000 1,077,713
U.S. Treasury Notes ,
2.25%, 8/15/27 ................................... United States 34,040,000 32,818,018
4%, 7/31/29 ...................................... United States 24,000,000 24,460,313
0.625%, 8/15/30 ................................... United States 8,500,000 7,165,068
Total U.S. Government and Agency Securities (Cost $ 78,662,819 ) ...............
75,387,089
Mortgage-Backed Securities 77.8%
a
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.7%
FHLMC , 7.06%, ( 1-year CMT T-Note +/- MBS Margin), 5/01/37 . United States 43,454 44,585
FHLMC , 6.478% - 7.535%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 3/01/36 - 4/01/40 ........ United States 3,476,608 3,569,635
3,614,220
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.7%
FHLMC Gold Pool, 15 Year , 4.5%, 3/01/25 - 4/01/25 ......... United States 9,376 9,408
FHLMC Gold Pool, 20 Year , 3.5%, 3/01/32 ................ United States 772,497 759,996
FHLMC Gold Pool, 30 Year , 3%, 5/01/43 .................. United States 128,188 119,070
FHLMC Gold Pool, 30 Year , 3.5%, 5/01/43 ................ United States 20,827 19,916
FHLMC Gold Pool, 30 Year , 4%, 9/01/40 - 12/01/41 .......... United States 1,994,895 1,973,451
FHLMC Gold Pool, 30 Year , 4.5%, 5/01/40 - 7/01/41 ......... United States 579,999 587,012
FHLMC Gold Pool, 30 Year , 5%, 9/01/33 - 4/01/40 ........... United States 1,796,684 1,851,152
FHLMC Gold Pool, 30 Year , 5.5%, 7/01/33 - 5/01/38 ......... United States 340,373 351,772
FHLMC Gold Pool, 30 Year , 6%, 7/01/28 - 8/01/35 ........... United States 317,912 328,870
FHLMC Gold Pool, 30 Year , 6.5%, 5/01/29 - 5/01/35 ......... United States 83,932 87,593
FHLMC Gold Pool, 30 Year , 7%, 2/01/31 - 9/01/31 ........... United States 25,803 26,856
FHLMC Gold Pool, 30 Year , 8.5%, 7/01/31 ................ United States 40,841 43,545
FHLMC Pool, 30 Year , 2%, 1/01/51 ...................... United States 4,248,781 3,565,637
FHLMC Pool, 30 Year , 4%, 11/01/45 ..................... United States 7,079,961 6,915,646
FHLMC Pool, 30 Year , 4.5%, 1/01/49 ..................... United States 2,128,740 2,139,849
FHLMC Pool, 30 Year , 4.5%, 10/01/52 .................... United States 13,867,551 13,637,475
FHLMC Pool, 30 Year , 5%, 12/01/52 ..................... United States 13,416,059 13,432,773
FHLMC Pool, 30 Year , 5.5%, 1/01/53 ..................... United States 13,035,668 13,201,122
59,051,143
a
Federal National Mortgage Association (FNMA) Adjustable Rate 1.8%
FNMA , 4.49% - 5.864%, ( COFI 11th District +/- MBS Margin),
6/01/26 - 11/01/36 ................................. United States 18,366 18,173

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
a
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA , 7.256%, ( 1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 9/01/37 .................... United States 3,117,575 $ 3,217,779
FNMA , 5.868% - 7.471%, ( 12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ...................... United States 108,064 109,586
FNMA , 5.845% - 7.674%, ( 6-month Refinitiv USD IBOR
Consumer Cash Fallbacks +/- MBS Margin), 8/01/25 - 3/01/37 United States 173,791 175,004
FNMA , 5.795% - 7.754%, ( 1-year Refinitiv USD IBOR Consumer
Cash Fallbacks +/- MBS Margin), 1/01/32 - 4/01/41 ........ United States 4,447,076 4,561,543
FNMA , 3.884% - 8.043%, ( 1-year CMT T-Note +/- MBS Margin),
10/01/25 - 12/01/40 ................................ United States 1,976,617 2,040,330
10,122,415
Federal National Mortgage Association (FNMA) Fixed Rate 20.0%
FNMA , 2.64%, 7/01/25 ............................... United States 2,206,969 2,171,835
FNMA , 2.77%, 4/01/25 ............................... United States 3,500,000 3,455,595
FNMA , 3.28%, 7/01/27 ............................... United States 4,000,000 3,926,901
FNMA , 5.5%, 4/01/34 ................................ United States 252,948 259,588
FNMA, 15 Year , 2%, 9/01/35 ........................... United States 1,806,145 1,667,504
FNMA, 15 Year , 3%, 9/01/37 ........................... United States 10,422,497 9,997,407
FNMA, 15 Year , 5.5%, 1/01/25 ......................... United States 86 86
FNMA, 30 Year , 2.5%, 8/01/51 ......................... United States 8,429,165 7,323,413
FNMA, 30 Year , 2.5%, 9/01/51 ......................... United States 18,661,209 16,266,811
FNMA, 30 Year , 2.5%, 11/01/51 ......................... United States 4,315,528 3,743,372
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 5,896,685 5,135,199
FNMA, 30 Year , 2.5%, 2/01/52 ......................... United States 7,761,573 6,718,991
FNMA, 30 Year , 3%, 12/01/42 .......................... United States 46,866 43,700
FNMA, 30 Year , 3%, 7/01/51 ........................... United States 3,652,067 3,309,301
FNMA, 30 Year , 3%, 9/01/51 ........................... United States 3,131,542 2,829,224
FNMA, 30 Year , 3.5%, 7/01/45 ......................... United States 8,274,347 7,838,614
FNMA, 30 Year , 4%, 1/01/41 - 8/01/41 .................... United States 1,945,391 1,923,636
FNMA, 30 Year , 4%, 9/01/52 ........................... United States 14,043,938 13,497,957
FNMA, 30 Year , 4.5%, 8/01/40 - 6/01/41 .................. United States 1,779,903 1,797,523
FNMA, 30 Year , 5%, 3/01/34 - 7/01/41 .................... United States 1,144,696 1,178,023
FNMA, 30 Year , 5.5%, 12/01/32 - 8/01/35 ................. United States 762,240 787,724
FNMA, 30 Year , 5.5%, 3/01/54 ......................... United States 3,694,534 3,739,196
FNMA, 30 Year , 6%, 6/01/29 - 8/01/38 .................... United States 554,722 574,540
FNMA, 30 Year , 6%, 8/01/53 ........................... United States 10,782,800 11,029,005
FNMA, 30 Year , 6.5%, 12/01/29 - 9/01/36 ................. United States 77,577 81,086
FNMA, 30 Year , 7.5%, 8/01/25 ......................... United States 173 172
FNMA, 30 Year , 9%, 10/01/26 .......................... United States 14,828 14,873
109,311,276
Government National Mortgage Association (GNMA) Fixed Rate 44.6%
GNMA I, 30 Year , 5%, 9/15/40 .......................... United States 6,314,967 6,452,703
GNMA I, 30 Year , 5.5%, 3/15/32 - 2/15/38 ................. United States 188,088 194,712
GNMA I, 30 Year , 6%, 7/15/29 - 11/15/38 .................. United States 147,629 154,408
GNMA I, 30 Year , 6.5%, 12/15/28 - 1/15/33 ................ United States 65,464 68,168
GNMA I, 30 Year , 7%, 12/15/28 ......................... United States 2,868 2,958
GNMA I, 30 Year , 7.5%, 12/15/31 - 8/15/33 ................ United States 51,660 54,632
GNMA I, Single-family, 30 Year , 3%, 7/15/42 ............... United States 194,721 182,030
GNMA I, Single-family, 30 Year , 4%, 10/15/40 - 8/15/46 ....... United States 2,898,074 2,851,549
GNMA I, Single-family, 30 Year , 4.5%, 1/15/39 - 6/15/41 ...... United States 4,339,370 4,393,522
GNMA I, Single-family, 30 Year , 5.5%, 1/15/29 - 10/15/39 ...... United States 1,401,026 1,449,107
GNMA I, Single-family, 30 Year , 6%, 3/15/29 - 9/15/38 ........ United States 565,963 587,387
GNMA I, Single-family, 30 Year , 6.5%, 2/15/26 - 5/15/37 ...... United States 261,777 270,540
GNMA I, Single-family, 30 Year , 7%, 12/15/25 - 9/15/31 ....... United States 20,255 20,724
GNMA I, Single-family, 30 Year , 7.5%, 11/15/26 - 2/15/27 ...... United States 850 854

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year , 8.5%, 12/15/24 ............. United States 5 $ 5
GNMA II, Single-family, 30 Year , 2%, 10/20/50 .............. United States 6,392,349 5,429,308
GNMA II, Single-family, 30 Year , 2%, 8/20/51 ............... United States 4,535,544 3,848,531
GNMA II, Single-family, 30 Year , 2%, 12/20/51 .............. United States 10,137,518 8,601,868
GNMA II, Single-family, 30 Year , 2%, 3/20/52 ............... United States 6,445,711 5,471,327
GNMA II, Single-family, 30 Year , 2.5%, 6/20/51 ............. United States 9,982,084 8,797,577
GNMA II, Single-family, 30 Year , 2.5%, 7/20/51 ............. United States 4,224,719 3,726,722
GNMA II, Single-family, 30 Year , 2.5%, 8/20/51 ............. United States 28,349,049 25,000,235
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............ United States 9,343,616 8,237,687
GNMA II, Single-family, 30 Year , 3%, 12/20/42 - 9/20/45 ...... United States 2,739,502 2,542,954
GNMA II, Single-family, 30 Year , 3%, 4/20/46 ............... United States 5,156,198 4,774,382
GNMA II, Single-family, 30 Year , 3%, 7/20/51 ............... United States 14,043,301 12,819,022
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............... United States 5,453,774 4,978,802
GNMA II, Single-family, 30 Year , 3%, 9/20/51 ............... United States 13,455,664 12,281,148
GNMA II, Single-family, 30 Year , 3%, 10/20/51 .............. United States 14,693,106 13,413,405
GNMA II, Single-family, 30 Year , 3%, 11/20/51 .............. United States 17,215,034 15,707,096
GNMA II, Single-family, 30 Year , 3.5%, 9/20/42 ............. United States 5,618,255 5,387,918
GNMA II, Single-family, 30 Year , 3.5%, 11/20/42 ............ United States 3,417,835 3,277,882
GNMA II, Single-family, 30 Year , 3.5%, 12/20/42 ............ United States 2,676,891 2,567,278
GNMA II, Single-family, 30 Year , 3.5%, 1/20/43 ............. United States 4,579,859 4,392,459
GNMA II, Single-family, 30 Year , 3.5%, 5/20/47 ............. United States 8,308,243 7,895,041
GNMA II, Single-family, 30 Year , 3.5%, 9/20/47 ............. United States 13,857,477 13,142,568
GNMA II, Single-family, 30 Year , 3.5%, 7/20/42 - 10/20/47 ..... United States 10,528,011 10,088,325
GNMA II, Single-family, 30 Year , 3.5%, 11/20/47 ............ United States 3,737,361 3,545,715
GNMA II, Single-family, 30 Year , 4%, 11/20/39 - 2/20/44 ....... United States 6,050,532 5,991,244
GNMA II, Single-family, 30 Year , 4.5%, 10/20/39 - 10/20/44 .... United States 8,203,433 8,297,960
GNMA II, Single-family, 30 Year , 5%, 9/20/33 - 6/20/44 ....... United States 3,298,596 3,388,655
GNMA II, Single-family, 30 Year , 5.5%, 5/20/34 - 6/20/38 ...... United States 1,354,105 1,407,370
GNMA II, Single-family, 30 Year , 5.5%, 3/20/54 ............. United States 5,418,173 5,473,308
GNMA II, Single-family, 30 Year , 6%, 4/20/28 - 7/20/39 ....... United States 881,680 925,910
GNMA II, Single-family, 30 Year , 6%, 7/20/54 ............... United States 10,703,354 10,892,157
GNMA II, Single-family, 30 Year , 6.5%, 12/20/27 - 4/20/32 ..... United States 106,515 110,847
GNMA II, Single-family, 30 Year , 6.5%, 7/20/54 ............. United States 5,305,855 5,433,954
GNMA II, Single-family, 30 Year , 7%, 5/20/32 ............... United States 2,660 2,820
GNMA II, Single-family, 30 Year , 7.5%, 10/20/25 - 11/20/26 .... United States 3,167 3,185
GNMA II, Single-family, 30 Year , 8%, 8/20/26 ............... United States 457 463
244,538,422
Total Mortgage-Backed Securities (Cost $ 465,601,135 ) .........................
426,637,476
Total Long Term Investments (Cost $ 548,578,655 ) .............................
506,286,377
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
Short Term Investments 7.3%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 7.3%
b
Joint Repurchase Agreement , 4.809% , 10/01/24 (Maturity Value
$ 39,793,787 )
BNP Paribas Securities Corp. (Maturity Value $5,520,592)
Deutsche Bank Securities, Inc. (Maturity Value $14,398,984)
HSBC Securities (USA), Inc. (Maturity Value $19,874,211)
Collateralized by U.S. Government Agency Securities, 2.5%
- 7%, 5/15/27 - 8/20/64; U.S. Government Agency Strips,
3/15/27 - 2/15/49; U.S. Treasury Bonds, Index Linked, 0.13%,
4/15/27; and U.S. Treasury Notes, 3.75%, 12/31/28 (valued at
$ 40,587,715 ) ..................................... 39,788,471 $ 39,788,471
Total Repurchase Agreements (Cost $ 39,788,471 ) .............................
39,788,471
Total Short Term Investments (Cost $ 39,788,471 ) ..............................
39,788,471
a
Total Investments (Cost $ 588,367,126 ) 99.7% .................................
$546,074,848
Other Assets, less Liabilities 0.3% ...........................................
1,964,400
Net Assets 100.0% .........................................................
$548,039,248
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
b
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2024, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Franklin VolSmart Allocation VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 65.5%
Aerospace & Defense 1.6%
Curtiss-Wright Corp. ................................................. 177 $ 58,178
General Dynamics Corp. .............................................. 3,091 934,100
Howmet Aerospace, Inc. .............................................. 1,222 122,505
Lockheed Martin Corp. ............................................... 428 250,192
RTX Corp. ........................................................ 9,274 1,123,638
2,488,613
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc. .......................................... 539 59,489
United Parcel Service, Inc., B .......................................... 4,035 550,132
609,621
Automobiles 0.4%
General Motors Co. .................................................. 3,771 169,092
a
Tesla, Inc. ......................................................... 1,877 491,079
660,171
Banks 1.4%
Citigroup, Inc. ...................................................... 8,151 510,252
Citizens Financial Group, Inc. .......................................... 1,643 67,478
JPMorgan Chase & Co. ............................................... 7,116 1,500,480
2,078,210
Beverages 0.6%
Coca-Cola Consolidated, Inc. .......................................... 41 53,972
PepsiCo, Inc. ...................................................... 4,755 808,588
862,560
Biotechnology 2.2%
AbbVie, Inc. ....................................................... 7,868 1,553,773
Amgen, Inc. ....................................................... 2,276 733,350
a
Regeneron Pharmaceuticals, Inc. ....................................... 450 473,058
a
United Therapeutics Corp. ............................................. 181 64,861
a
Vertex Pharmaceuticals, Inc. ........................................... 1,131 526,005
3,351,047
Broadline Retail 1.1%
a
Amazon.com, Inc. ................................................... 8,328 1,551,756
eBay, Inc. ......................................................... 1,624 105,739
Macy's, Inc. ........................................................ 3,606 56,578
1,714,073
Building Products 1.4%
Armstrong World Industries, Inc. ........................................ 442 58,092
Carlisle Cos., Inc. ................................................... 1,744 784,364
Johnson Controls International plc ....................................... 9,650 748,937
Lennox International, Inc. ............................................. 150 90,644
Masco Corp. ....................................................... 892 74,874
Owens Corning ..................................................... 374 66,018
Trane Technologies plc ............................................... 903 351,023
2,173,952
Capital Markets 1.7%
Charles Schwab Corp. (The) ........................................... 7,250 469,873
Evercore, Inc., A .................................................... 228 57,762
Goldman Sachs Group, Inc. (The) ....................................... 586 290,134
Janus Henderson Group plc ........................................... 1,498 57,029

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 65.5%
(continued)
Capital Markets (continued)
Jefferies Financial Group, Inc. .......................................... 941 $ 57,919
Moody's Corp. ...................................................... 682 323,670
Morgan Stanley ..................................................... 4,910 511,818
Nasdaq, Inc. ....................................................... 11,415 833,409
2,601,614
Chemicals 2.3%
Air Products and Chemicals, Inc. ........................................ 1,965 585,059
CF Industries Holdings, Inc. ........................................... 742 63,664
Eastman Chemical Co. ............................................... 572 64,035
Ecolab, Inc. ........................................................ 2,740 699,604
Linde plc .......................................................... 3,145 1,499,725
LyondellBasell Industries NV, A ......................................... 1,090 104,531
NewMarket Corp. ................................................... 97 53,533
Sherwin-Williams Co. (The) ............................................ 991 378,235
3,448,386
Commercial Services & Supplies 1.1%
Cintas Corp. ....................................................... 5,161 1,062,547
a
Clean Harbors, Inc. .................................................. 233 56,318
Republic Services, Inc., A ............................................. 827 166,094
Rollins, Inc. ........................................................ 1,103 55,790
Waste Management, Inc. .............................................. 1,733 359,771
1,700,520
Communications Equipment 0.5%
a
Arista Networks, Inc. ................................................. 1,168 448,302
Juniper Networks, Inc. ................................................ 1,422 55,430
Motorola Solutions, Inc. ............................................... 669 300,802
804,534
Construction & Engineering 0.1%
Comfort Systems USA, Inc. ............................................ 155 60,505
EMCOR Group, Inc. ................................................. 140 60,274
MDU Resources Group, Inc. ........................................... 2,298 62,988
183,767
Construction Materials 0.1%
CRH plc .......................................................... 1,969 182,605
Consumer Finance 0.1%
Synchrony Financial ................................................. 1,940 96,767
Consumer Staples Distribution & Retail 2.4%
a
BJ's Wholesale Club Holdings, Inc. ...................................... 711 58,643
Casey's General Stores, Inc. ........................................... 705 264,876
Costco Wholesale Corp. .............................................. 1,046 927,300
Target Corp. ....................................................... 3,325 518,235
Walmart, Inc. ...................................................... 22,807 1,841,665
3,610,719
Containers & Packaging 0.2%
Amcor plc ......................................................... 4,888 55,381
Graphic Packaging Holding Co. ......................................... 1,884 55,748
International Paper Co. ............................................... 1,350 65,947
Packaging Corp. of America ........................................... 360 77,544
254,620

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 65.5%
(continued)
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. .......................................... 385 $ 54,612
H&R Block, Inc. ..................................................... 880 55,924
110,536
Diversified Telecommunication Services 0.9%
AT&T, Inc. ......................................................... 26,565 584,430
Verizon Communications, Inc. .......................................... 16,776 753,410
1,337,840
Electric Utilities 0.5%
Entergy Corp. ...................................................... 612 80,545
NextEra Energy, Inc. ................................................. 5,200 439,556
NRG Energy, Inc. ................................................... 716 65,228
Southern Co. (The) .................................................. 1,897 171,071
756,400
Electrical Equipment 0.5%
Acuity Brands, Inc. .................................................. 225 61,963
nVent Electric plc ................................................... 9,525 669,226
731,189
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., A .................................................. 5,005 326,126
Avnet, Inc. ........................................................ 1,062 57,677
Corning, Inc. ....................................................... 2,427 109,579
TD SYNNEX Corp. .................................................. 475 57,038
550,420
Entertainment 0.1%
a
Spotify Technology SA ................................................ 258 95,081
a
Financial Services 1.9%
a
Berkshire Hathaway, Inc., B ............................................ 1,334 613,987
Mastercard, Inc., A .................................................. 1,946 960,935
MGIC Investment Corp. ............................................... 2,191 56,089
Visa, Inc., A ........................................................ 4,365 1,200,157
Western Union Co. (The) .............................................. 4,530 54,043
2,885,211
Food Products 0.8%
Ingredion, Inc. ...................................................... 414 56,896
Kellanova ......................................................... 687 55,448
McCormick & Co., Inc. ............................................... 5,035 414,380
Mondelez International, Inc., A .......................................... 8,900 655,663
a
Pilgrim's Pride Corp. ................................................. 1,201 55,306
1,237,693
Gas Utilities 0.1%
National Fuel Gas Co. ................................................ 935 56,670
UGI Corp. ......................................................... 2,222 55,595
112,265
Ground Transportation 0.3%
JB Hunt Transport Services, Inc. ........................................ 1,980 341,213
Ryder System, Inc. .................................................. 381 55,550
396,763

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 65.5%
(continued)
Health Care Equipment & Supplies 3.3%
Abbott Laboratories .................................................. 6,950 $ 792,369
Becton Dickinson & Co. ............................................... 3,370 812,507
a
Boston Scientific Corp. ............................................... 5,286 442,967
a
Intuitive Surgical, Inc. ................................................ 1,392 683,848
ResMed, Inc. ...................................................... 319 77,874
STERIS plc ........................................................ 1,200 291,048
Stryker Corp. ...................................................... 5,291 1,911,427
5,012,040
Health Care Providers & Services 1.9%
Chemed Corp. ..................................................... 94 56,491
Cigna Group (The) .................................................. 999 346,093
a
DaVita, Inc. ........................................................ 361 59,179
Elevance Health, Inc. ................................................ 407 211,640
Encompass Health Corp. ............................................. 585 56,534
HCA Healthcare, Inc. ................................................. 828 336,524
Quest Diagnostics, Inc. ............................................... 355 55,114
a
Tenet Healthcare Corp. ............................................... 429 71,300
UnitedHealth Group, Inc. .............................................. 2,863 1,673,939
Universal Health Services, Inc., B ....................................... 288 65,955
2,932,769
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................................... 1,399 56,939
Hotel & Resort REITs 0.0%
†
Park Hotels & Resorts, Inc. ............................................ 3,871 54,581
Hotels, Restaurants & Leisure 1.5%
Booking Holdings, Inc. ............................................... 135 568,636
a
Chipotle Mexican Grill, Inc., A .......................................... 5,467 315,009
Domino's Pizza, Inc. ................................................. 140 60,220
Hilton Worldwide Holdings, Inc. ......................................... 753 173,566
McDonald's Corp. ................................................... 2,955 899,827
Royal Caribbean Cruises Ltd. .......................................... 421 74,669
Texas Roadhouse, Inc., A ............................................. 327 57,748
Travel + Leisure Co. ................................................. 1,320 60,826
Wingstop, Inc. ...................................................... 154 64,076
2,274,577
Household Durables 0.6%
DR Horton, Inc. ..................................................... 1,347 256,967
Garmin Ltd. ........................................................ 685 120,581
Lennar Corp., A ..................................................... 1,029 192,917
Lennar Corp., B .................................................... 333 57,589
a
NVR, Inc. ......................................................... 14 137,365
PulteGroup, Inc. .................................................... 990 142,095
Toll Brothers, Inc. ................................................... 501 77,399
984,913
Household Products 1.1%
Colgate-Palmolive Co. ............................................... 7,659 795,081
Kimberly-Clark Corp. ................................................. 596 84,799
Procter & Gamble Co. (The) ........................................... 5,100 883,320
1,763,200
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................................... 4,105 848,545

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 65.5%
(continued)
Insurance 0.9%
Aflac, Inc. ......................................................... 1,165 $ 130,247
a
Arch Capital Group Ltd. ............................................... 1,507 168,603
Axis Capital Holdings Ltd. ............................................. 694 55,249
Chubb Ltd. ........................................................ 1,098 316,652
Erie Indemnity Co., A ................................................. 930 502,033
Hartford Financial Services Group, Inc. (The) .............................. 934 109,848
Lincoln National Corp. ................................................ 1,758 55,395
Reinsurance Group of America, Inc. ..................................... 282 61,439
1,399,466
Interactive Media & Services 2.3%
Alphabet, Inc., A .................................................... 6,651 1,103,068
Alphabet, Inc., C .................................................... 5,605 937,100
Meta Platforms, Inc., A ............................................... 2,533 1,449,991
3,490,159
IT Services 1.4%
Accenture plc, A .................................................... 3,310 1,170,019
Cognizant Technology Solutions Corp., A .................................. 1,823 140,699
International Business Machines Corp. ................................... 3,578 791,024
2,101,742
Life Sciences Tools & Services 0.8%
Danaher Corp. ..................................................... 1,995 554,650
a
Medpace Holdings, Inc. ............................................... 173 57,748
West Pharmaceutical Services, Inc. ...................................... 1,995 598,819
1,211,217
Machinery 1.6%
Allison Transmission Holdings, Inc. ...................................... 596 57,258
Caterpillar, Inc. ..................................................... 1,913 748,212
Cummins, Inc. ...................................................... 416 134,697
Donaldson Co., Inc. ................................................. 3,770 277,849
Dover Corp. ....................................................... 3,160 605,898
PACCAR, Inc. ...................................................... 2,272 224,201
Parker-Hannifin Corp. ................................................ 441 278,633
Westinghouse Air Brake Technologies Corp. ............................... 492 89,431
2,416,179
Marine Transportation 0.0%
†
a
Kirby Corp. ........................................................ 467 57,175
a
Media 0.1%
Fox Corp., A ....................................................... 1,348 57,061
Fox Corp., B ....................................................... 1,456 56,493
Omnicom Group, Inc. ................................................ 557 57,588
171,142
Metals & Mining 0.1%
Royal Gold, Inc. .................................................... 395 55,418
Southern Copper Corp. ............................................... 556 64,313
Steel Dynamics, Inc. ................................................. 659 83,087
202,818
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................................. 5,000 56,750

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 65.5%
(continued)
Multi-Utilities 0.1%
Public Service Enterprise Group, Inc. .................................... 1,407 $ 125,518
Office REITs 0.1%
Cousins Properties, Inc. .............................................. 1,970 58,075
Highwoods Properties, Inc. ............................................ 1,745 58,475
Kilroy Realty Corp. .................................................. 1,561 60,411
176,961
Oil, Gas & Consumable Fuels 1.3%
APA Corp. ......................................................... 2,061 50,412
Chevron Corp. ..................................................... 3,375 497,036
Civitas Resources, Inc. ............................................... 938 47,529
Devon Energy Corp. ................................................. 1,273 49,800
Diamondback Energy, Inc. ............................................. 629 108,440
DT Midstream, Inc. .................................................. 702 55,219
EOG Resources, Inc. ................................................ 3,175 390,303
Exxon Mobil Corp. ................................................... 6,370 746,691
Texas Pacific Land Corp. .............................................. 64 56,623
Viper Energy, Inc., A ................................................. 1,175 53,004
2,055,057
Passenger Airlines 0.1%
Delta Air Lines, Inc. .................................................. 1,749 88,832
Pharmaceuticals 2.2%
Eli Lilly & Co. ...................................................... 1,030 912,518
Johnson & Johnson ................................................. 10,131 1,641,830
Merck & Co., Inc. ................................................... 7,125 809,115
Organon & Co. ..................................................... 2,718 51,995
3,415,458
Professional Services 0.2%
a
CACI International, Inc., A ............................................. 114 57,520
Genpact Ltd. ....................................................... 1,421 55,717
Leidos Holdings, Inc. ................................................. 606 98,778
SS&C Technologies Holdings, Inc. ....................................... 746 55,361
267,376
Residential REITs 0.1%
AvalonBay Communities, Inc. .......................................... 246 55,412
Essex Property Trust, Inc. ............................................. 219 64,697
120,109
Retail REITs 0.3%
Agree Realty Corp. .................................................. 758 57,100
NNN REIT, Inc. ..................................................... 1,179 57,170
Realty Income Corp. ................................................. 1,534 97,286
Simon Property Group, Inc. ............................................ 1,467 247,952
459,508
Semiconductors & Semiconductor Equipment 7.4%
Analog Devices, Inc. ................................................. 5,854 1,347,415
Applied Materials, Inc. ................................................ 3,175 641,509
Broadcom, Inc. ..................................................... 12,399 2,138,828
a
Cirrus Logic, Inc. .................................................... 390 48,442
KLA Corp. ......................................................... 615 476,262
Lam Research Corp. ................................................. 530 432,522
Microchip Technology, Inc. ............................................ 2,017 161,945

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 65.5%
(continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc. ......................................... 88 $ 81,356
NVIDIA Corp. ...................................................... 26,690 3,241,234
QUALCOMM, Inc. ................................................... 4,175 709,959
Skyworks Solutions, Inc. .............................................. 690 68,151
Teradyne, Inc. ...................................................... 466 62,411
Texas Instruments, Inc. ............................................... 9,142 1,888,463
11,298,497
Software 6.6%
a
AppLovin Corp., A ................................................... 798 104,179
a
Fair Isaac Corp. .................................................... 43 83,571
Microsoft Corp. ..................................................... 16,835 7,244,100
Oracle Corp. ....................................................... 6,124 1,043,530
Roper Technologies, Inc. .............................................. 2,870 1,596,983
10,072,363
Specialized REITs 0.4%
EPR Properties ..................................................... 1,176 57,671
Extra Space Storage, Inc. ............................................. 368 66,310
Gaming and Leisure Properties, Inc. ..................................... 1,072 55,155
Iron Mountain, Inc. .................................................. 886 105,283
Lamar Advertising Co., A .............................................. 449 59,986
Public Storage ..................................................... 630 229,238
VICI Properties, Inc., A ............................................... 1,853 61,724
635,367
Specialty Retail 1.7%
Best Buy Co., Inc. ................................................... 755 77,991
Dick's Sporting Goods, Inc. ............................................ 284 59,271
Gap, Inc. (The) ..................................................... 2,507 55,279
Lowe's Cos., Inc. .................................................... 3,110 842,344
Murphy USA, Inc. ................................................... 106 52,244
Ross Stores, Inc. ................................................... 5,140 773,621
TJX Cos., Inc. (The) ................................................. 4,507 529,753
Tractor Supply Co. .................................................. 307 89,316
Williams-Sonoma, Inc. ............................................... 676 104,726
2,584,545
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc. ........................................................ 22,037 5,134,621
Dell Technologies, Inc., C ............................................. 781 92,580
Hewlett Packard Enterprise Co. ......................................... 5,272 107,865
HP, Inc. ........................................................... 4,314 154,743
NetApp, Inc. ....................................................... 1,064 131,415
5,621,224
Textiles, Apparel & Luxury Goods 0.4%
Carter's, Inc. ....................................................... 848 55,103
a
Crocs, Inc. ........................................................ 394 57,055
a
Deckers Outdoor Corp. ............................................... 723 115,282
NIKE, Inc., B ....................................................... 3,720 328,848
Ralph Lauren Corp., A ................................................ 326 63,202
619,490
Tobacco 0.5%
Altria Group, Inc. .................................................... 8,572 437,515

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks 65.5%
(continued)
Tobacco (continued)
Philip Morris International, Inc. ......................................... 3,075 $ 373,305
810,820
Trading Companies & Distributors 0.9%
Fastenal Co. ....................................................... 2,377 169,765
United Rentals, Inc. .................................................. 263 212,959
Watsco, Inc. ....................................................... 135 66,404
WW Grainger, Inc. ................................................... 933 969,210
1,418,338
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc. ................................................... 1,393 287,460
Total Common Stocks (Cost $53,008,255) ......................................
100,126,312
a
Investments In Underlying Funds and Exchange Traded Funds
31.9%
Domestic Fixed Income 23.5%
b
Franklin U.S. Core Bond ETF .......................................... 1,098,750 24,183,487
b
Western Asset Core Plus Bond Fund, Class IS ............................. 1,230,590 11,752,138
35,935,625
Domestic Hybrid 8.4%
b
Franklin Income VIP Fund, Class 1 ...................................... 833,455 12,935,224
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$55,087,834) ................................................................
48,870,849
Total Long Term Investments (Cost $108,096,089) ...............................
148,997,161
a
a a a a
Short Term Investments 2.5%
a
Money Market Funds 2.5%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.74% ................... 3,822,426 3,822,426
Total Money Market Funds (Cost $3,822,426) ...................................
3,822,426
Total Short Term Investments (Cost $3,822,426) .................................
3,822,426
a
Total Investments (Cost $111,918,515) 99.9% ...................................
$152,819,587
Other Assets, less Liabilities 0.1% .............................................
92,888
Net Assets 100.0% ...........................................................
$152,912,475
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 5 regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2024, the Fund had the following total return swap contracts outstanding.
See Abbreviations on page 173 .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. — Monthly BZWS 11/26/24 4,000,000 $ (988)
Total Return Swap Contracts .................................................................... $(988)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Templeton Developing Markets VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 91.3%
Brazil 2.1%
a
Hypera SA ..................... Pharmaceuticals 172,948 $ 832,555
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 875,989 725,061
TOTVS SA ..................... Software 203,937 1,068,940
Vale SA ........................ Metals & Mining 272,323 3,174,136
5,800,692
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,089,238 517,661
Chile 0.8%
Banco Santander Chile , ADR ....... Banks 113,339 2,352,918
China 24.6%
Alibaba Group Holding Ltd. ......... Broadline Retail 922,912 12,264,378
b
Alibaba Group Holding Ltd. , ADR .... Broadline Retail 8,158 865,727
a
Baidu, Inc. , A .................... Interactive Media & Services 272,655 3,584,763
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 395,900 765,028
c
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 3,184,391 4,202,195
China Merchants Bank Co. Ltd. , H .... Banks 937,444 4,542,730
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 2,307,037 641,822
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,048,422 632,367
a,b
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 53,817 1,096,252
c
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 529,539 314,109
Guangzhou Tinci Materials Technology
Co. Ltd. , A .................... Chemicals 356,063 926,602
Haier Smart Home Co. Ltd. , D ....... Household Durables 836,125 1,694,085
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 668,340 981,810
JD.com, Inc. , A .................. Broadline Retail 11,027 221,178
a,c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 401,820 2,761,014
NetEase, Inc. ................... Entertainment 120,793 2,256,380
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 501,906 3,151,734
Prosus NV ..................... Broadline Retail 266,020 11,626,722
Tencent Holdings Ltd. ............. Interactive Media & Services 210,144 11,685,034
Uni-President China Holdings Ltd. .... Food Products 2,638,467 2,460,348
d
Weichai Power Co. Ltd. , H ......... Machinery 11,232 20,529
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 306,139 500,134
a,c
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 775,388 1,714,267
68,909,208
Hong Kong 2.1%
Techtronic Industries Co. Ltd. ....... Machinery 396,390 5,917,478
Hungary 1.2%
Richter Gedeon Nyrt. ............. Pharmaceuticals 113,238 3,486,442
India 12.1%
ACC Ltd. ....................... Construction Materials 52,563 1,575,692
Bajaj Holdings & Investment Ltd. ..... Financial Services 17,881 2,241,694
Federal Bank Ltd. ................ Banks 942,636 2,211,948
HDFC Bank Ltd. ................. Banks 360,872 7,433,579
ICICI Bank Ltd. .................. Banks 965,390 14,653,609

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Infosys Ltd. ..................... IT Services 140,700 $ 3,143,483
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 789,191 2,569,290
33,829,295
Indonesia 0.5%
Astra International Tbk. PT ......... Industrial Conglomerates 4,538,830 1,511,720
Italy 0.2%
a,b,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 32,691 634,221
Mexico 2.0%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 751,590 5,325,322
a,c
Nemak SAB de CV , 144A , Reg S .... Automobile Components 1,928,563 196,889
5,522,211
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 44,198 1,154,894
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 428,462 1,214,293
Russia 0.0%
e
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
e
Sberbank of Russia PJSC .......... Banks 1,061,956 —
—
South Africa 2.3%
Discovery Ltd. ................... Insurance 400,078 3,983,718
Netcare Ltd. .................... Health Care Providers & Services 2,717,289 2,426,871
6,410,589
South Korea 17.4%
d
Doosan Bobcat, Inc. .............. Machinery 72,239 2,214,743
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 49,892 1,587,524
KT Skylife Co. Ltd. ............... Media 92,351 346,317
LG Corp. ....................... Industrial Conglomerates 81,614 4,863,057
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 8,342 620,521
NAVER Corp. ................... Interactive Media & Services 57,044 7,285,001
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 256,035 11,864,882
Samsung Life Insurance Co. Ltd. ..... Insurance 98,065 6,944,193
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 14,590 4,176,780
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 57,479 7,627,304
Soulbrain Co. Ltd. ................ Chemicals 8,453 1,421,847
48,952,169
Taiwan 17.7%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,106,499 6,490,609
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 242,028 756,720
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 181,729 6,672,736
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,156,116 34,731,647
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 57,067 1,119,172
49,770,884
Thailand 3.1%
Kasikornbank PCL ............... Banks 932,771 4,311,657

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand (continued)
Kiatnakin Phatra Bank PCL ......... Banks 549,194 $ 862,936
Minor International PCL ............ Hotels, Restaurants & Leisure 1,780,764 1,547,413
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,332,420 724,375
Thai Beverage PCL ............... Beverages 2,633,906 1,095,341
8,541,722
United Arab Emirates 0.8%
Emirates Central Cooling Systems Corp. Water Utilities 2,995,861 1,411,045
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 1,913,687 828,402
2,239,447
United States 3.4%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 54,281 4,189,408
Genpact Ltd. .................... Professional Services 135,462 5,311,465
9,500,873
Total Common Stocks (Cost $ 186,505,510 ) .....................................
256,266,717
a
Preferred Stocks 5.8%
Brazil 5.8%
Banco Bradesco SA , ADR .......... Banks 1,546,212 4,112,924
f
Itau Unibanco Holding SA , ADR , 2.98 % Banks 804,099 5,347,258
f
Petroleo Brasileiro SA , 8.81% ....... Oil, Gas & Consumable Fuels 1,021,528 6,751,069
16,211,251
Total Preferred Stocks (Cost $ 16,041,331 ) ......................................
16,211,251
a a a a a
Escrows and Litigation Trusts 0.0%
a,e
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 202,546,841 ) ...............................
272,477,968
Short Term Investments 2.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.9%
United States 2.9%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio , 4.74% .......... 8,154,198 8,154,198
Total Money Market Funds (Cost $ 8,154,198 ) ...................................
8,154,198
a a a a a
Total Short Term Investments (Cost $ 8,154,198 ) .................................
8,154,198
a a a
Total Investments (Cost $ 210,701,039 ) 100.0% ..................................
$280,632,166
Other Assets, less Liabilities 0.0%
†
............................................
67,645
Net Assets 100.0% ...........................................................
$280,699,811
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 173 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2024.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $9,822,695, representing 3.5% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 6 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Templeton Foreign VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.7%
Aerospace & Defense 1.6%
Dassault Aviation SA ................................. France 68,387 $ 14,122,379
Automobile Components 2.8%
Continental AG ..................................... Germany 250,136 16,211,244
Forvia SE ......................................... France 817,984 8,416,096
24,627,340
Automobiles 1.8%
a
Honda Motor Co. Ltd. ................................ Japan 1,538,100 16,420,143
Banks 16.2%
HDFC Bank Ltd. .................................... India 869,949 17,920,022
ING Groep NV ..................................... Netherlands 1,263,355 22,923,136
KB Financial Group, Inc. , ADR ......................... South Korea 135,986 8,397,136
Lloyds Banking Group plc ............................. United Kingdom 29,411,083 23,127,454
Shinhan Financial Group Co. Ltd. ....................... South Korea 392,131 16,489,673
Standard Chartered plc ............................... United Kingdom 3,165,317 33,573,792
Sumitomo Mitsui Financial Group, Inc. .................... Japan 1,023,900 21,875,765
144,306,978
Broadline Retail 6.4%
Alibaba Group Holding Ltd. ............................ China 2,297,500 30,530,982
Prosus NV ........................................ China 616,743 26,955,490
57,486,472
Chemicals 4.4%
a
Albemarle Corp. .................................... United States 101,297 9,593,839
b,c
Covestro AG , 144A , Reg S ............................ Germany 215,997 13,462,262
LG Chem Ltd. ...................................... South Korea 60,012 16,150,234
39,206,335
Commercial Services & Supplies 2.7%
Securitas AB , B ..................................... Sweden 1,921,962 24,400,954
Construction Materials 2.3%
CRH plc .......................................... United States 225,516 20,641,119
Consumer Staples Distribution & Retail 2.2%
Carrefour SA ....................................... France 1,156,376 19,719,662
Containers & Packaging 2.7%
Smurfit WestRock plc ................................ United States 484,636 24,221,588
Energy Equipment & Services 1.5%
SBM Offshore NV ................................... Netherlands 717,268 13,112,600
Household Durables 4.8%
Barratt Developments plc ............................. United Kingdom 2,891,803 18,554,063
Persimmon plc ..................................... United Kingdom 1,113,334 24,501,729
43,055,792
Independent Power and Renewable Electricity Producers 2.7%
b,c
Orsted A/S , 144A , Reg S .............................. Denmark 365,865 24,232,301
Insurance 5.9%
AIA Group Ltd. ..................................... Hong Kong 1,779,800 15,542,740
Prudential plc ...................................... Hong Kong 1,839,126 17,063,297
Swiss Re AG ....................................... United States 141,890 19,634,666
52,240,703

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 3.0%
CNH Industrial NV ................................... United States 2,411,013 $ 26,762,244
Media 1.1%
TBS Holdings, Inc. .................................. Japan 371,900 10,178,323
Metals & Mining 1.9%
Antofagasta plc ..................................... Chile 626,825 16,897,244
Oil, Gas & Consumable Fuels 8.2%
BP plc ............................................ United States 7,089,711 36,979,420
Galp Energia SGPS SA , B ............................ Portugal 416,554 7,797,485
Shell plc .......................................... United States 878,452 28,500,641
73,277,546
Pharmaceuticals 3.1%
AstraZeneca plc .................................... United Kingdom 180,019 28,046,617
Professional Services 1.7%
Adecco Group AG ................................... Switzerland 450,622 15,368,162
Semiconductors & Semiconductor Equipment 9.6%
Infineon Technologies AG ............................. Germany 689,424 24,206,422
NXP Semiconductors NV ............................. China 50,618 12,148,826
STMicroelectronics NV ............................... Singapore 158,833 4,743,871
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 1,468,000 44,101,160
85,200,279
Specialty Retail 2.4%
JD Sports Fashion plc ................................ United Kingdom 10,167,993 20,967,389
Technology Hardware, Storage & Peripherals 4.3%
Samsung Electronics Co. Ltd. .......................... South Korea 825,657 38,261,654
Textiles, Apparel & Luxury Goods 1.4%
Kering SA ......................................... France 43,067 12,398,055
Total Common Stocks (Cost $ 652,129,320 ) ...................................
845,151,879
Convertible Preferred Stocks 0.5%
Chemicals 0.5%
Albemarle Corp. , 7.25% .............................. United States 100,000 4,500,000
Total Convertible Preferred Stocks (Cost $ 5,000,000 ) ..........................
4,500,000
Total Long Term Investments (Cost $ 657,129,320 ) .............................
849,651,879
a
Short Term Investments 5.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.8%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 33,763,179 33,763,179
Total Money Market Funds (Cost $ 33,763,179 ) ................................
33,763,179

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.6%
Money Market Funds 1.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 14,289,996 $ 14,289,996
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 14,289,996 ) .........................................................
14,289,996
Total Short Term Investments (Cost $ 48,053,175 ) ..............................
48,053,175
a
Total Investments (Cost $ 705,182,495 ) 100.6% ................................
$897,705,054
Other Assets, less Liabilities (0.6) % .........................................
(5,324,152)
Net Assets 100.0% .........................................................
$892,380,902
a a a
a
A portion or all of the security is on loan at September 30, 2024.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $37,694,563, representing 4.2% of net assets.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Templeton Global Bond VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

0
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 74.9%
Australia 10.3%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 48,446,000 AUD $ 27,487,443
a
Senior Bond , Reg S, 1.75% , 3/20/34 43,382,000 AUD 23,227,777
Queensland Treasury Corp. ,
Senior Bond , 2% , 8/22/33 ........ 49,530,000 AUD 27,706,242
a
Senior Bond , 144A, Reg S, 1.75% ,
7/20/34 ...................... 52,103,000 AUD 27,597,832
Treasury Corp. of Victoria ,
Senior Bond , 2.25% , 11/20/34 ..... 64,774,000 AUD 35,465,363
Senior Bond , 2% , 11/20/37 ........ 41,521,000 AUD 20,028,745
161,513,402
Brazil 10.0%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 233,800,000 BRL 41,149,803
10% , 1/01/31 .................. 435,778,000 BRL 72,185,315
10% , 1/01/33 .................. 77,554,000 BRL 12,666,839
F , 10% , 1/01/29 ................ 182,536,000 BRL 31,154,552
157,156,509
Colombia 6.1%
Colombia Government Bond , Senior
Bond , 9.85% , 6/28/27 ............ 576,000,000 COP 135,560
Colombia Titulos de Tesoreria ,
B , 7.5% , 8/26/26 ............... 62,065,600,000 COP 14,584,711
B , 6% , 4/28/28 ................. 28,988,600,000 COP 6,281,262
B , 7.75% , 9/18/30 .............. 37,868,000,000 COP 8,385,898
B , 7% , 3/26/31 ................. 17,210,500,000 COP 3,628,031
B , 7% , 6/30/32 ................. 24,227,000,000 COP 4,931,364
B , 13.25% , 2/09/33 ............. 95,554,000,000 COP 26,963,751
B , 7.25% , 10/18/34 ............. 53,738,000,000 COP 10,601,381
B , 6.25% , 7/09/36 .............. 10,374,000,000 COP 1,808,162
B , 9.25% , 5/28/42 .............. 91,424,000,000 COP 19,180,231
96,500,351
Egypt 0.2%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.5% , 1/31/47 .. 1,260,000 1,019,041
Senior Bond , 144A, 8.875% , 5/29/50 2,020,000 1,676,135
Senior Bond , 144A, 8.75% , 9/30/51 . 840,000 689,199
3,384,375
Germany 0.7%
a
Bundesobligation , Reg S, 10/18/24 ... 9,999,000 EUR 11,115,889
Ghana 0.5%
b
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 24,970,480 GHS 1,127,078
PIK, 8.5% , 2/15/28 .............. 25,025,778 GHS 1,000,907
PIK, 8.65% , 2/13/29 ............. 24,694,008 GHS 891,050
PIK, 8.8% , 2/12/30 .............. 24,748,615 GHS 821,889
PIK, 8.95% , 2/11/31 ............. 22,652,275 GHS 700,831
PIK, 9.1% , 2/10/32 .............. 22,702,293 GHS 665,984
PIK, 9.25% , 2/08/33 ............. 22,752,383 GHS 633,869
PIK, 9.4% , 2/07/34 .............. 17,322,359 GHS 467,886

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
b
Ghana Government Bond, (continued)
PIK, 9.55% , 2/06/35 ............. 17,360,522 GHS $ 458,856
PIK, 9.7% , 2/05/36 .............. 17,398,743 GHS 453,409
PIK, 9.85% , 2/03/37 ............. 17,437,020 GHS 450,767
PIK, 10% , 2/02/38 .............. 17,475,353 GHS 450,260
8,122,786
Hungary 0.1%
a
Hungary Government Bond , Senior
Bond , Reg S, 1.5% , 11/17/50 ...... 1,650,000 EUR 1,044,826
India 5.3%
India Government Bond ,
Senior Bond , 5.77% , 8/03/30 ...... 526,000,000 INR 6,020,511
Senior Bond , 7.26% , 8/22/32 ...... 1,877,900,000 INR 23,197,196
Senior Bond , 7.18% , 8/14/33 ...... 1,998,500,000 INR 24,514,233
Senior Note , 7.1% , 4/18/29 ....... 2,390,000,000 INR 28,999,608
82,731,548
Indonesia 4.3%
Indonesia Government Bond ,
FR73 , 8.75% , 5/15/31 ........... 7,058,000,000 IDR 523,397
FR82 , 7% , 9/15/30 .............. 7,166,000,000 IDR 489,584
FR87 , 6.5% , 2/15/31 ............ 47,115,000,000 IDR 3,136,913
FR91 , 6.375% , 4/15/32 .......... 132,268,000,000 IDR 8,709,070
FR95 , 6.375% , 8/15/28 .......... 7,169,000,000 IDR 476,421
FR96 , 7% , 2/15/33 .............. 796,444,000,000 IDR 54,527,482
67,862,867
Israel 1.5%
a
Israel Government Bond ,
Senior Bond , Reg S, 1.5% , 1/16/29 . 21,722,000 EUR 21,929,462
Senior Bond , Reg S, 0.625% , 1/18/32 1,503,000 EUR 1,328,281
23,257,743
Malaysia 8.7%
Malaysia Government Bond ,
3.882% , 3/14/25 ................ 56,950,000 MYR 13,855,746
3.955% , 9/15/25 ................ 8,790,000 MYR 2,147,045
3.9% , 11/30/26 ................. 68,750,000 MYR 16,900,064
3.892% , 3/15/27 ................ 5,820,000 MYR 1,430,897
3.502% , 5/31/27 ................ 56,390,000 MYR 13,734,308
3.899% , 11/16/27 ............... 209,830,000 MYR 51,661,218
3.733% , 6/15/28 ................ 15,880,000 MYR 3,888,531
3.885% , 8/15/29 ................ 41,250,000 MYR 10,177,852
4.498% , 4/15/30 ................ 29,740,000 MYR 7,542,035
3.582% , 7/15/32 ................ 63,340,000 MYR 15,217,969
136,555,665
Mexico 3.8%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 39,180,000 MXN 2,086,045
M , Senior Bond , 7.75% , 11/23/34 ... 121,750,000 MXN 5,553,074
Mexican Bonos Desarr Fixed Rate ,
M , 7.5% , 5/26/33 ............... 719,380,000 MXN 32,682,466

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico (continued)
Mexican Bonos Desarr Fixed Rate,
(continued)
M , Senior Bond , 8.5% , 5/31/29 ..... 114,900,000 MXN $ 5,698,014
M , Senior Bond , 8.5% , 11/18/38 .... 71,820,000 MXN 3,361,627
M , Senior Bond , 7.75% , 11/13/42 ... 234,940,000 MXN 9,965,360
59,346,586
Norway 4.5%
a
Norway Government Bond ,
Senior Bond , 144A, Reg S, 1.75% ,
3/13/25 ...................... 89,312,000 NOK 8,367,777
Senior Bond , 144A, Reg S, 1.5% ,
2/19/26 ...................... 587,368,000 NOK 54,100,746
Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ...................... 85,989,000 NOK 7,856,377
70,324,900
Panama 4.8%
Panama Government Bond ,
Senior Bond , 3.16% , 1/23/30 ...... 3,280,000 2,942,236
Senior Bond , 2.252% , 9/29/32 ..... 7,860,000 6,097,000
Senior Bond , 3.298% , 1/19/33 ..... 800,000 669,611
Senior Bond , 6.4% , 2/14/35 ....... 29,180,000 29,875,451
Senior Bond , 6.7% , 1/26/36 ....... 880,000 919,252
Senior Bond , 6.875% , 1/31/36 ..... 5,230,000 5,497,866
Senior Bond , 8% , 3/01/38 ........ 25,610,000 28,985,359
74,986,775
Romania 3.0%
a
Romania Government Bond ,
Senior Bond , 144A, 7.125% , 1/17/33 11,200,000 12,269,376
Senior Bond , 144A, 6.375% , 1/30/34 25,290,000 26,381,870
Senior Bond , 144A, 6% , 5/25/34 .... 8,130,000 8,262,885
46,914,131
Serbia 0.4%
Serbia Treasury Bonds , 4.5% , 8/20/32 . 624,310,000 RSD 5,690,085
South Africa 4.0%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 241,490,000 ZAR 12,944,259
Senior Bond , 8.5% , 1/31/37 ....... 509,160,000 ZAR 25,600,625
Senior Bond , 9% , 1/31/40 ........ 480,610,000 ZAR 24,351,382
62,896,266
South Korea 4.5%
Korea Treasury Bonds ,
3.25% , 3/10/28 ................ 3,309,000,000 KRW 2,542,273
3.5% , 9/10/28 ................. 87,596,910,000 KRW 67,992,196
70,534,469

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Uruguay 2.2%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 1,380,329,009 UYU $ 34,512,622
Total Foreign Government and Agency Securities (Cost $ 1,170,256,604 ) ...........
1,174,451,795
U.S. Government and Agency Securities 14.1%
United States 14.1%
U.S. Treasury Bonds,
3.375%, 8/15/42 ................ 27,930,000 25,215,008
3.125%, 2/15/43 ................ 16,230,000 14,048,460
3.625%, 8/15/43 ................ 56,190,000 52,054,767
3.75%, 11/15/43 ................ 14,300,000 13,457,640
U.S. Treasury Notes , 3.5%, 2/15/33 ... 117,400,000 115,377,602
220,153,477
Total U.S. Government and Agency Securities (Cost $ 223,185,356 ) ................
220,153,477
Total Long Term Investments (Cost $ 1,393,441,960 ) .............................
1,394,605,272
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.5%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 149.50 JPY , Expires 2/05/25 .. 1 96,825,000 697,795
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 159.00 JPY , Expires 10/25/24 . 1 64,337,000 1,474
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 159.00 JPY , Expires 10/25/24 . 1 64,550,000 1,479
700,748
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 135.70 JPY , Expires 12/16/24 . 1 64,550,000 464,999
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 136.20 JPY , Expires 2/05/25 .. 1 160,842,500 2,138,177
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 136.20 JPY , Expires 2/05/25 .. 1 160,842,500 2,138,177
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 140.60 JPY , Expires 12/16/24 . 1 129,100,000 2,165,049
6,906,402
Total Options Purchased (Cost $ 10,248,783 ) ....................................
7,607,150

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments 8.5%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 8.5%
United States 8.5%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio , 4.74% .......... 132,647,328 $ 132,647,328
Total Money Market Funds (Cost $ 132,647,328 ) .................................
132,647,328
a a a a a
Total Short Term Investments (Cost $ 132,647,328 ) ...............................
132,647,328
a a a
Total Investments (Cost $ 1,536,338,071 ) 98.0% ..................................
$1,534,859,750
Options Written (0.4) % .......................................................
(5,804,836)
Other Assets, less Liabilities 2.4% .............................................
38,476,023
Net Assets 100.0% ...........................................................
$1,567,530,937
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.4)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 142.80 JPY , Expires 2/05/25 .. 1 64,337,000 (1,402,414)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 145.00 JPY , Expires 2/05/25 .. 1 32,275,000 (502,493)
Foreign Exchange USD/JPY ,
Counterparty MSCO , October Strike
Price 146.00 JPY , Expires 10/25/24 . 1 64,550,000 (340,759)
Foreign Exchange USD/JPY ,
Counterparty MSCO , January Strike
Price 146.00 JPY , Expires 1/27/25 .. 1 64,550,000 (839,113)
(3,084,779)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 129.20 JPY , Expires 12/16/24 . 1 129,100,000 (276,683)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 130.39 JPY , Expires 2/05/25 .. 1 160,842,500 (923,041)
Foreign Exchange USD/JPY ,
Counterparty MSCO , February Strike
Price 130.39 JPY , Expires 2/05/25 .. 1 160,842,500 (923,041)
Foreign Exchange USD/JPY ,
Counterparty MSCO , December Strike
Price 137.10 JPY , Expires 12/16/24 . 1 64,550,000 (597,292)
(2,720,057)
Total Options Written (Premiums received $ 7,507,645 ) ...........................
$ (5,804,836)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2024, the Fund had the following forward exchange contracts outstanding.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $206,867,473, representing 13.2% of net assets.
b
Income may be received in additional securities and/or cash.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 241,380,400 2,886,117 10/03/24 $ — $ (5,231)
Indian Rupee ...... HSBK Sell 241,380,400 2,882,154 10/03/24 1,268 —
Dinar ............ DBAB Buy 793,386,000 7,442,785 10/15/24 105,507 —
Indian Rupee ...... JPHQ Buy 1,431,342,200 17,094,735 10/15/24 — (22,313)
South Korean Won .. JPHQ Buy 5,342,000,000 3,874,524 10/15/24 178,099 —
Dinar ............ DBAB Buy 767,137,117 7,211,196 10/21/24 87,910 —
Thai Baht ......... HSBK Buy 562,923,699 15,755,593 10/24/24 1,636,464 —
Thai Baht ......... HSBK Sell 562,923,699 16,165,284 10/24/24 — (1,226,772)
Thai Baht ......... JPHQ Buy 288,195,100 8,059,147 10/24/24 844,911 —
Thai Baht ......... JPHQ Sell 288,195,100 8,285,039 10/24/24 — (619,019)
Dinar ............ DBAB Buy 337,808,788 3,225,675 10/29/24 — (11,195)
Japanese Yen ...... MSCO Buy 11,597,830,000 81,340,335 10/29/24 35,235 (354,557)
Japanese Yen ...... MSCO Sell 8,753,330,000 61,381,109 10/29/24 358,713 (127,290)
Chilean Peso ...... HSBK Buy 6,783,000,000 7,081,337 11/04/24 463,910 —
Indian Rupee ...... HSBK Buy 242,055,750 2,881,342 11/04/24 2,809 —
Chilean Peso ...... HSBK Buy 5,512,400,000 5,905,405 11/13/24 226,121 —
Chilean Peso ...... JPHQ Buy 6,233,500,000 6,680,134 11/13/24 253,482 —
Japanese Yen ...... JPHQ Buy 2,202,609,690 14,541,509 11/21/24 888,034 —
Japanese Yen ...... MSCO Buy 2,196,400,000 14,239,591 11/21/24 1,146,452 —
Mexican Peso ...... HSBK Buy 430,824,926 22,047,135 11/22/24 — (342,697)
Mexican Peso ...... BNDP Buy 393,038,660 19,807,879 11/26/24 18,996 (38,161)
Mexican Peso ...... HSBK Buy 392,354,338 19,887,880 11/26/24 — (133,621)
Dinar ............ DBAB Buy 1,188,227,000 11,238,461 12/10/24 77,623 —
Chilean Peso ...... JPHQ Buy 8,189,100,000 8,754,838 12/16/24 351,597 —
Dinar ............ DBAB Buy 719,514,309 6,836,487 12/18/24 16,325 —
Indian Rupee ...... CITI Buy 590,870,000 7,013,294 12/18/24 11,091 —
Indian Rupee ...... HSBK Buy 875,000,000 10,410,470 12/18/24 — (8,289)
Indian Rupee ...... JPHQ Buy 266,347,200 3,169,291 12/18/24 — (2,900)
New Zealand Dollar . BOFA Buy 10,600,000 6,526,155 12/18/24 207,811 —
New Zealand Dollar . CITI Buy 12,470,000 7,677,654 12/18/24 244,285 —
New Zealand Dollar . JPHQ Buy 47,380,000 29,162,153 12/18/24 937,404 —
Indian Rupee ...... HSBK Buy 241,380,400 2,872,414 12/23/24 — (3,647)
South Korean Won .. MSCO Buy 109,800,000,000 82,805,430 12/23/24 802,878 —
Japanese Yen ...... BNDP Buy 14,877,674,660 96,289,708 1/17/25 8,726,962 —
Japanese Yen ...... DBAB Buy 8,702,552,240 56,306,145 1/17/25 5,122,343 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2024 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 173.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... MSCO Buy 7,594,242,000 53,844,597 1/29/25 $ — $ (172,664)
Japanese Yen ...... MSCO Sell 2,163,299,000 15,133,305 1/29/25 — (155,704)
Dinar ............ DBAB Buy 578,763,000 5,492,673 3/10/25 25,843 —
Mexican Peso ...... BNDP Buy 142,834,437 6,910,082 3/10/25 167,193 —
Australian Dollar .... HSBK Buy 71,050,000 48,559,236 3/25/25 578,304 —
Total Forward Exchange Contracts ................................................... $23,517,570 $(3,224,060)
Net unrealized appreciation (depreciation) ............................................ $20,293,510
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 92,910,000 $ (860,790) $ — $ (860,790)
Total Interest Rate Swap Contracts .................................... $(860,790) $ — $(860,790)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), September 30, 2024
Templeton Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.4%
Aerospace & Defense 8.9%
Airbus SE ......................................... France 48,327 $ 7,073,598
BAE Systems plc ................................... United Kingdom 444,361 7,377,866
a
Rolls-Royce Holdings plc ............................. United Kingdom 1,682,814 11,910,995
Thales SA ......................................... France 46,616 7,409,407
33,771,866
Automobiles 1.2%
b
Honda Motor Co. Ltd. ................................ Japan 431,588 4,607,461
Banks 11.0%
Bank of America Corp. ............................... United States 265,149 10,521,112
Lloyds Banking Group plc ............................. United Kingdom 7,611,964 5,985,681
PNC Financial Services Group, Inc. (The) ................. United States 62,124 11,483,621
Royal Bank of Canada ............................... Canada 37,125 4,633,934
Sumitomo Mitsui Financial Group, Inc. .................... Japan 267,368 5,712,354
Wells Fargo & Co. ................................... United States 53,893 3,044,416
41,381,118
Broadline Retail 2.6%
a
Amazon.com, Inc. ................................... United States 51,644 9,622,827
Capital Markets 1.7%
Intercontinental Exchange, Inc. ......................... United States 39,704 6,378,051
Construction Materials 1.2%
CRH plc .......................................... United States 48,731 4,519,313
Consumer Staples Distribution & Retail 1.9%
Target Corp. ....................................... United States 45,848 7,145,869
Electrical Equipment 1.7%
a
GE Vernova, Inc. .................................... United States 25,320 6,456,094
Financial Services 1.5%
b
Visa, Inc. , A ........................................ United States 20,936 5,756,353
Food Products 1.0%
Danone SA ........................................ France 53,257 3,879,562
Ground Transportation 2.6%
Union Pacific Corp. .................................. United States 40,255 9,922,052
Health Care Equipment & Supplies 2.6%
Medtronic plc ...................................... United States 108,405 9,759,702
Health Care Providers & Services 5.0%
HCA Healthcare, Inc. ................................. United States 17,137 6,964,991
UnitedHealth Group, Inc. .............................. United States 20,512 11,992,956
18,957,947
Hotels, Restaurants & Leisure 4.8%
Aramark .......................................... United States 117,059 4,533,695
Booking Holdings, Inc. ............................... United States 1,870 7,876,664
Hyatt Hotels Corp. , A ................................. United States 37,647 5,729,874
18,140,233
Household Durables 1.4%
Barratt Developments plc ............................. United Kingdom 389,928 2,501,812
Persimmon plc ..................................... United Kingdom 133,105 2,929,312
5,431,124

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Independent Power and Renewable Electricity Producers 1.2%
a,c
Orsted A/S , 144A , Reg S .............................. Denmark 68,191 $ 4,516,488
Insurance 1.0%
Swiss Re AG ....................................... United States 27,141 3,755,758
Interactive Media & Services 2.9%
Alphabet, Inc. , A .................................... United States 64,912 10,765,655
Life Sciences Tools & Services 3.5%
a
ICON plc .......................................... United States 16,254 4,669,937
Thermo Fisher Scientific, Inc. .......................... United States 13,567 8,392,139
13,062,076
Machinery 2.0%
CNH Industrial NV ................................... United States 682,927 7,580,490
Metals & Mining 1.2%
Freeport-McMoRan, Inc. .............................. United States 86,935 4,339,795
Oil, Gas & Consumable Fuels 5.3%
BP plc ............................................ United States 1,445,082 7,537,443
Reliance Industries Ltd. ............................... India 197,248 6,941,323
Shell plc .......................................... United States 166,880 5,414,282
19,893,048
Personal Care Products 3.0%
Unilever plc ........................................ United Kingdom 174,200 11,308,096
Pharmaceuticals 3.6%
AstraZeneca plc .................................... United Kingdom 88,295 13,756,193
Professional Services 0.8%
Adecco Group AG ................................... Switzerland 87,399 2,980,685
Semiconductors & Semiconductor Equipment 8.0%
Infineon Technologies AG ............................. Germany 179,544 6,303,984
Micron Technology, Inc. ............................... United States 87,924 9,118,598
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 65,493 11,374,169
Tokyo Electron Ltd. .................................. Japan 19,457 3,469,637
30,266,388
Software 6.5%
a
Adobe, Inc. ........................................ United States 13,171 6,819,680
Microsoft Corp. ..................................... United States 26,559 11,428,338
SAP SE .......................................... Germany 27,160 6,212,936
24,460,954
Specialty Retail 2.8%
TJX Cos., Inc. (The) ................................. United States 90,112 10,591,764
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc. ........................................ United States 33,743 7,862,119
Samsung Electronics Co. Ltd. .......................... South Korea 182,615 8,462,536
16,324,655
Wireless Telecommunication Services 1.2%
T-Mobile US, Inc. ................................... United States 21,304 4,396,293
Total Common Stocks (Cost $ 270,387,046 ) ...................................
363,727,910

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
Short Term Investments 4.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.7%
d
FHLB , 10/01/24 ..................................... United States 14,100,000 $ 14,098,182
Total U.S. Government and Agency Securities (Cost $ 14,100,000 ) ...............
14,098,182
Shares
Investments from Cash Collateral Received for
Loaned Securities 1.2%
Money Market Funds 1.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 4,551,089 4,551,089
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 4,551,089 ) ..........................................................
4,551,089
Total Short Term Investments (Cost $ 18,651,089 ) ..............................
18,649,271
a
Total Investments (Cost $ 289,038,135 ) 101.3% ................................
$382,377,181
Other Assets, less Liabilities (1.3) % .........................................
(4,968,607)
Net Assets 100.0% .........................................................
$377,408,574
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2024.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the value of this security was $4,516,488, representing 1.2% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company, consisting of eighteen separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The
Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At September 30, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
643,835 Windstream Holdings, Inc. ..................... 9/21/20 - 6/09/23 $ 5,263,806 $ 14,503,792
Total Restricted Securities (Value is 0.7% of Net Assets) .............. $5,263,806 $14,503,792
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
45,571 Anduril Industries, Inc., F ...................... 7/17/24 $ 990,559 $ 990,559
35,200 Benchling , Inc., F ............................ 10/20/21 1,150,910 535,704
195,400 Blaize , Inc., 10%, 1/03/25 ...................... 8/23/23 195,400 195,400
64,369 Blaize , Inc., 10%, 12/31/25 ..................... 1/19/23 64,369 64,375
1 Blaize , Inc., 12/09/25 ......................... 1/19/23 6 —
1 Blaize , Inc., 8/23/33 .......................... 8/23/23 — —
8,275 Blaize , Inc., 9/19/25 .......................... 9/20/22 - 9/22/22 — 7,352
206,272 Blaize , Inc., D .............................. 3/02/21 - 11/09/21 2,154,000 1,234,519
82,758 Blaize , Inc., D-2 ............................. 4/01/22 - 9/20/22 399,999 382,111
2. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments.
At September 30, 2024, unfunded commitments were as follows:
5. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the period ended September 30, 2024, were as follows:
Principal
Amount*/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund (continued)
25,878 Databricks, Inc., G ........................... 2/01/21 $ 1,529,975 $ 1,788,937
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 6,663,102
48,915 Newsela, Inc., D ............................. 1/21/21 1,034,807 917,251
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,241 1,452,467
Total Restricted Securities (Value is 3.2% of Net Assets) .............. $10,805,005 $14,231,777
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 114,768 $ —
1,472,041
a
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
Total Restricted Securities (Value is —% of Net Assets) .............. $115,861 $—
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of September 30, 2024.
Borrower Unfunded Commitment
Franklin Strategic Income VIP Fund
Froneri International Ltd. $ 116,788
$ 116,788
3. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2024, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Franklin Income VIP Fund, Class 1 $ 12,043,626 $ 689,965 $ (328,000) $ (31,779) $ 561,412 $ 12,935,224 833,455 $ 689,964
a
Franklin U.S. Core Bond ETF ... 24,391,684 — (635,934) (125,275) 553,012 24,183,487 1,098,750 648,023
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... 2,608,818 26,251,502 (25,037,894) — — 3,822,426 3,822,426 128,035
Western Asset Core Plus Bond
Fund, Class IS ............ 11,707,211 397,368 (323,000) (87,560) 58,119 11,752,138 1,230,590 401,913
Total Affiliated Securities .... $50,751,339 $27,338,835 $(26,324,828) $(244,614) $1,172,543 $52,693,275 $1,867,935
a
Dividend income includes capital gain distributions received, if any, from underlying funds.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $13,390,903 $59,876,473 $(61,664,626) $— $— $11,602,750 11,602,750 $457,210
Total Affiliated Securities ... $13,390,903 $59,876,473 $(61,664,626) $— $— $11,602,750 $457,210
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $1,788,799 $18,265,033 $(18,886,923) $— $— $1,166,909 1,166,909 $45,868
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $— $955,273 $(817,773) $— $— $137,500 137,500 $1,666
Total Affiliated Securities ... $1,788,799 $19,220,306 $(19,704,696) $— $— $1,304,409 $47,534
5. Investments in FT Underlying Funds
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $— $6,186,000 $(5,463,000) $— $— $723,000 723,000 $17,153
Total Affiliated Securities ... $— $6,186,000 $(5,463,000) $— $— $723,000 $17,153
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $104,664,771 $619,378,909 $(675,043,718) $— $— $48,999,962 48,999,962 $2,469,688
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $— $51,652,000 $(45,534,000) $— $— $6,118,000 6,118,000 $208,936
Total Affiliated Securities ... $104,664,771 $671,030,909 $(720,577,718) $— $— $55,117,962 $2,678,624
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $— $2,502,000 $(2,502,000) $— $— $— — $2,197
Total Affiliated Securities ... $— $2,502,000 $(2,502,000) $— $— $— $2,197
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $39,323,497 $116,147,356 $(136,416,086) $— $— $19,054,767 19,054,767 $1,092,745
Total Affiliated Securities ... $39,323,497 $116,147,356 $(136,416,086) $— $— $19,054,767 $1,092,745
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $23,892,595 $206,067,630 $(207,634,818) $— $— $22,325,407 22,325,407 $705,997
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small Cap Value VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $— $12,507,000 $(12,507,000) $— $— $— — $3,446
Total Affiliated Securities ... $23,892,595 $218,574,630 $(220,141,818) $— $— $22,325,407 $709,443
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $11,615,433 $57,452,827 $(59,330,188) $— $— $9,738,072 9,738,072 $436,562
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $3,185,475 $20,742,839 $(23,928,314) $— $— $— — $52,400
Total Affiliated Securities ... $14,800,908 $78,195,666 $(83,258,502) $— $— $9,738,072 $488,962
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin BSP Real Estate Credit
BDC .................. $— $1,371,082 $— $— $22,173 $1,393,255 53,835 $—
Franklin Floating Rate Income
Fund .................. 9,243,211 — (9,031,462)
a
(1,084,209) 872,460 — — 56,658
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . 6,941,880 40,238,184 (45,375,958) — — 1,804,106 1,804,106 196,162
Total Non-Controlled Affiliates $16,185,091 $41,609,266 $(54,407,420) $(1,084,209) $894,633 $3,197,361 $252,820
Total Affiliated Securities ... $16,185,091 $41,609,266 $(54,407,420) $(1,084,209) $894,633 $3,197,361 $252,820
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $6,253,326 $31,434,449 $(29,533,577) $— $— $8,154,198 8,154,198 $257,544
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Developing Markets VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $47,337 $1,570,561 $(1,617,898) $— $— $— — $3,612
Total Affiliated Securities ... $6,300,663 $33,005,010 $(31,151,475) $— $— $8,154,198 $261,156
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $68,636,979 $127,621,749 $(162,495,549) $— $— $33,763,179 33,763,179 $1,384,549
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $— $92,931,566 $(78,641,570) $— $— $14,289,996 14,289,996 $119,380
Total Affiliated Securities ... $68,636,979 $220,553,315 $(241,137,119) $— $— $48,053,175 $1,503,929
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $100,787,690 $420,975,949 $(389,116,311) $— $— $132,647,328 132,647,328 $3,550,525
Total Affiliated Securities ... $100,787,690 $420,975,949 $(389,116,311) $— $— $132,647,328 $3,550,525
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $— $12,733,830 $(8,182,741) $— $— $4,551,089 4,551,089 $14,373
Total Affiliated Securities ... $— $12,733,830 $(8,182,741) $— $— $4,551,089 $14,373
a
Includes in-kind activity.
6. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 7,262,588 $ 2,233,935 $ — $ 9,496,523
Air Freight & Logistics ................... — 1,035,187 — 1,035,187
Automobile Components ................. 93,302 1,071,141 — 1,164,443
Automobiles .......................... 1,923,347 1,974,635 — 3,897,982
Banks ............................... 8,389,647 8,831,271 — 17,220,918
Beverages ........................... 3,434,037 650,663 — 4,084,700
Biotechnology ......................... 4,559,363 1,525,815 — 6,085,178
Broadline Retail ....................... 9,238,984 1,530,587 — 10,769,571
Building Products ...................... 1,391,613 891,616 — 2,283,229
Capital Markets ........................ 6,369,583 3,654,127 — 10,023,710
Chemicals ........................... 7,139,529 3,364,062 — 10,503,591
Commercial Services & Supplies ........... 1,609,298 891,806 — 2,501,104
Communications Equipment .............. 3,236,313 127,102 — 3,363,415
Construction & Engineering ............... 297,927 345,888 — 643,815
Construction Materials .................. 2,026,258 873,860 — 2,900,118
Consumer Finance ..................... 3,631,393 — — 3,631,393
Consumer Staples Distribution & Retail ...... 3,456,416 1,898,546 — 5,354,962
Containers & Packaging ................. 1,059,166 735,732 — 1,794,898
Diversified Consumer Services ............ 148,198 51,554 — 199,752
Diversified REITs ...................... — 171,206 — 171,206
Diversified Telecommunication Services ..... 1,522,413 594,634 — 2,117,047
Electric Utilities ........................ 3,668,330 737,956 — 4,406,286
Electrical Equipment .................... 2,156,032 1,013,318 — 3,169,350
Electronic Equipment, Instruments &
Components .......................... 1,000,581 558,710 — 1,559,291
Energy Equipment & Services ............. 155,918 527,839 — 683,757
Entertainment ......................... 3,587,654 1,274,086 — 4,861,740
Financial Services ...................... 11,182,376 916,755 — 12,099,131
Food Products ........................ 512,206 1,462,802 — 1,975,008
Gas Utilities .......................... — 209,623 — 209,623
Ground Transportation .................. 4,680,656 — — 4,680,656
Health Care Equipment & Supplies ......... 6,624,919 2,647,722 — 9,272,641
Health Care Providers & Services .......... 9,413,104 125,617 — 9,538,721
Health Care REITs ..................... 152,259 — — 152,259

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Technology ................. $ 283,115 $ 70,045 $ — $ 353,160
Hotels, Restaurants & Leisure ............. 3,127,070 1,940,559 — 5,067,629
Household Durables .................... 1,048,913 1,579,705 — 2,628,618
Household Products .................... 1,111,906 — — 1,111,906
Independent Power and Renewable Electricity
Producers ............................ 627,077 1,161,386 — 1,788,463
Industrial Conglomerates ................ 337,649 1,256,733 — 1,594,382
Industrial REITs ....................... 256,980 373,991 — 630,971
Insurance ............................ 5,955,689 4,495,667 — 10,451,356
Interactive Media & Services .............. 12,103,970 867,280 — 12,971,250
IT Services ........................... 3,163,793 396,312 — 3,560,105
Life Sciences Tools & Services ............ 6,035,916 1,218,199 — 7,254,115
Machinery ............................ 6,776,972 3,215,868 — 9,992,840
Marine Transportation ................... — 283,283 — 283,283
Media ............................... 2,081,065 227,976 — 2,309,041
Metals & Mining ....................... 990,318 1,154,002 — 2,144,320
Multi-Utilities .......................... 4,482,662 548,501 — 5,031,163
Oil, Gas & Consumable Fuels ............. 6,544,953 4,469,513 — 11,014,466
Paper & Forest Products ................. — 111,486 — 111,486
Passenger Airlines ..................... 79,740 112,775 — 192,515
Personal Care Products ................. 1,256,180 969,012 — 2,225,192
Pharmaceuticals ....................... 7,080,987 6,692,379 — 13,773,366
Professional Services ................... 675,839 2,140,891 — 2,816,730
Real Estate Management & Development .... 171,059 155,190 — 326,249
Residential REITs ...................... 93,512 — — 93,512
Retail REITs .......................... 973,210 160,896 — 1,134,106
Semiconductors & Semiconductor Equipment . 25,002,282 5,372,178 — 30,374,460
Software ............................. 28,592,689 1,852,680 — 30,445,369
Specialized REITs ...................... 1,966,467 — — 1,966,467
Specialty Retail ........................ 3,683,507 1,381,182 — 5,064,689
Technology Hardware, Storage & Peripherals . 9,999,579 1,454,675 — 11,454,254
Textiles, Apparel & Luxury Goods .......... 947,829 2,990,655 — 3,938,484
Tobacco ............................. 880,083 578,604 — 1,458,687
Trading Companies & Distributors .......... 2,034,349 997,623 — 3,031,972
Transportation Infrastructure .............. — 163,185 — 163,185
Water Utilities ......................... 212,487 — — 212,487
Wireless Telecommunication Services ....... 177,853 80,588 — 258,441
Preferred Stocks ......................... — 705,048 — 705,048
Limited Partnerships ...................... 1,844,235 — — 1,844,235
Corporate Bonds ........................ — 66,835,238 — 66,835,238
Foreign Government and Agency Securities .... — 6,027,473 — 6,027,473
U.S. Government and Agency Securities ....... — 107,828,368 — 107,828,368
Asset-Backed Securities ................... — 4,260,859 — 4,260,859
Commercial Mortgage-Backed Securities ...... — 3,755,489 — 3,755,489
Mortgage-Backed Securities ................ — 31,510,530 — 31,510,530
Municipal Bonds ......................... — 1,072,687 — 1,072,687
Residential Mortgage-Backed Securities ....... — 1,312,648 — 1,312,648
Agency Commercial Mortgage-Backed Securities — 657,049 — 657,049
Short Term Investments ................... 14,527,818 487,511 — 15,015,329
Total Investments in Securities ........... $265,051,163 $314,853,714
a
$— $579,904,877
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $224,348 $— $224,348
Futures Contracts ....................... 85,745 — — 85,745
Swap Contracts ......................... — 23,300 — 23,300
Total Other Financial Instruments ......... $85,745 $247,648 $— $333,393
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $113,979 $— $113,979
Futures Contracts ........................ 55,114 — — 55,114
Swap Contracts ......................... — 131,793 — 131,793
Total Other Financial Instruments ......... $55,114 $245,772 $— $300,886
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 2,549,448 $ — $ — $ 2,549,448
Automobiles .......................... 2,444,409 — — 2,444,409
Banks ............................... 52,006 — — 52,006
Biotechnology ......................... 1,819,587 382,302 — 2,201,889
Broadline Retail ....................... 15,624,731 — — 15,624,731
Capital Markets ........................ 2,497,625 — — 2,497,625
Communications Equipment .............. 746,146 — — 746,146
Construction & Engineering ............... 1,434,698 — — 1,434,698
Diversified Consumer Services ............ 194,312 — — 194,312
Electrical Equipment .................... 75,612 — — 75,612
Electronic Equipment, Instruments &
Components .......................... 618,375 329,710 — 948,085
Energy Equipment & Services ............. 644,865 — — 644,865
Entertainment ......................... 372,606 — — 372,606
Financial Services ...................... 7,657,422 — — 7,657,422
Ground Transportation .................. 1,548,972 — — 1,548,972
Health Care Equipment & Supplies ......... 6,050,364 — — 6,050,364
Health Care Providers & Services .......... 1,093,205 — — 1,093,205
Health Care Technology ................. 80,380 332,253 — 412,633
Hotels, Restaurants & Leisure ............. 2,104,227 — — 2,104,227
Interactive Media & Services .............. 15,856,503 — — 15,856,503
IT Services ........................... 3,121,859 — — 3,121,859
Life Sciences Tools & Services ............ 5,711,471 — — 5,711,471
Media ............................... 69,408 — — 69,408
Pharmaceuticals ....................... 5,227,500 — — 5,227,500
Professional Services ................... 188,108 — — 188,108
Semiconductors & Semiconductor Equipment . 44,648,227 912,530 — 45,560,757
Software ............................. 44,807,032 — — 44,807,032
Technology Hardware, Storage & Peripherals . 3,999,212 — — 3,999,212
Trading Companies & Distributors .......... 101,131 — — 101,131
Warrants ............................... — — —
b
—
Short Term Investments ................... 1,304,409 — — 1,304,409
Total Investments in Securities ........... $172,643,850 $1,956,795
c
$— $174,600,645
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified REITs ...................... — 4,144,013 — 4,144,013
Diversified Telecommunication Services ..... — 626,889 — 626,889
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Real Estate VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Providers & Services .......... $ 1,344,752 $ — $ — $ 1,344,752
Health Care REITs ..................... 10,406,358 — — 10,406,358
Hotel & Resort REITs ................... 1,643,269 945,058 — 2,588,327
Household Durables .................... — 691,656 — 691,656
Industrial REITs ....................... 10,192,107 6,318,838 — 16,510,945
Office REITs .......................... 4,148,394 1,210,916 — 5,359,310
Real Estate Management & Development .... — 14,291,431 — 14,291,431
Residential REITs ...................... 17,164,420 2,176,850 — 19,341,270
Retail REITs .......................... 12,561,491 5,125,314 — 17,686,805
Specialized REITs ...................... 17,611,233 1,637,400 — 19,248,633
Short Term Investments ................... — 811,193 — 811,193
Total Investments in Securities ........... $75,072,024 $37,979,558
d
$— $113,051,582
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... 45,386,033 — — 45,386,033
Equity-Linked Securities ................... — 4,887,855 — 4,887,855
Convertible Preferred Stocks ................ 1,598,576 — — 1,598,576
Short Term Investments ................... 723,000 1,459,323 — 2,182,323
Total Investments in Securities ........... $47,707,609 $6,347,178 $— $54,054,787
Franklin Income VIP Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... 958,152,200 — — 958,152,200
Equity-Linked Securities ................... — 419,665,642 — 419,665,642
Convertible Preferred Stocks :
Chemicals ........................... 10,350,000 — — 10,350,000
Financial Services ...................... — 5,842,500 — 5,842,500
Corporate Bonds ........................ — 1,427,743,307 — 1,427,743,307
U.S. Government and Agency Securities ....... — 299,302,099 — 299,302,099
Asset-Backed Securities ................... — 11,625,942 — 11,625,942
Mortgage-Backed Securities ................ — 65,660,120 — 65,660,120
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 55,117,962 — — 55,117,962
Total Investments in Securities ........... $1,023,620,162 $2,229,839,610 $— $3,253,459,772
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... 99,699,925 — — 99,699,925
Short Term Investments ................... — 505,432 — 505,432
Total Investments in Securities ........... $99,699,925 $505,432 $— $100,205,357
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 6,543,448 — 6,543,448
Air Freight & Logistics ................... 8,114,275 — — 8,114,275
Automobile Components ................. 7,912,099 6,390,680 — 14,302,779
Banks ............................... 11,123,207 16,291,500 — 27,414,707
Building Products ...................... 6,482,298 — — 6,482,298
Capital Markets ........................ 7,619,818 — — 7,619,818
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Chemicals ........................... $ — $ 7,564,712 $ — $ 7,564,712
Consumer Finance ..................... 7,078,935 — — 7,078,935
Consumer Staples Distribution & Retail ...... — 8,460,969 — 8,460,969
Containers & Packaging ................. — 2,492,782 — 2,492,782
Diversified Telecommunication Services ..... — 8,254,148 — 8,254,148
Electric Utilities ........................ 5,528,410 — — 5,528,410
Electrical Equipment .................... — 7,421,783 — 7,421,783
Energy Equipment & Services ............. 8,676,141 — — 8,676,141
Entertainment ......................... 7,791,005 — — 7,791,005
Financial Services ...................... 24,901,401 — — 24,901,401
Food Products ........................ 7,006,727 7,549,764 — 14,556,491
Health Care Equipment & Supplies ......... 9,671,023 — — 9,671,023
Health Care Providers & Services .......... 22,480,503 8,339,046 — 30,819,549
Household Durables .................... 5,502,188 — — 5,502,188
Household Products .................... — 8,790,867 — 8,790,867
Industrial Conglomerates ................ — 7,118,643 — 7,118,643
Insurance ............................ 8,917,267 17,129,122 — 26,046,389
Interactive Media & Services .............. — 7,932,705 — 7,932,705
IT Services ........................... — 5,429,309 — 5,429,309
Media ............................... 9,693,557 — — 9,693,557
Metals & Mining ....................... — 7,984,931 — 7,984,931
Oil, Gas & Consumable Fuels ............. 2,072,172 16,331,650 — 18,403,822
Personal Care Products ................. 7,463,588 5,000,400 — 12,463,988
Pharmaceuticals ....................... 15,187,148 16,876,723 — 32,063,871
Real Estate Management & Development .... 6,128,524 — — 6,128,524
Semiconductors & Semiconductor Equipment . — 7,029,912 — 7,029,912
Technology Hardware, Storage & Peripherals . — 6,509,871 — 6,509,871
Textiles, Apparel & Luxury Goods .......... 3,023,129 15,380,435 — 18,403,564
Tobacco ............................. — 7,623,409 — 7,623,409
Trading Companies & Distributors .......... 15,157,320 — — 15,157,320
Corporate Bonds ........................ — 3,112,572 — 3,112,572
Senior Floating Rate Interests ............... — 8,929,794 — 8,929,794
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... — 7,791,761 — 7,791,761
Total Investments in Securities ........... $207,530,735 $228,280,936
f
$— $435,811,671
Other Financial Instruments:
Forward Exchange Contracts ............... $— $64,962 $— $64,962
Total Other Financial Instruments ......... $— $64,962 $— $64,962
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $813,348 $— $813,348
Futures Contracts ........................ 73,436 — — 73,436
Total Other Financial Instruments ......... $73,436 $813,348 $— $886,784
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... 38,621,713 — — 38,621,713
Automobile Components ................. 26,455,106 — — 26,455,106
Automobiles .......................... 26,768,135 — — 26,768,135
Banks ............................... 161,416,743 — — 161,416,743
Building Products ...................... 38,385,828 — — 38,385,828
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Capital Markets ........................ $ 37,927,227 $ — $ — $ 37,927,227
Communications Equipment .............. 36,231,484 — — 36,231,484
Construction & Engineering ............... 31,813,774 — — 31,813,774
Consumer Finance ..................... 32,479,282 — — 32,479,282
Consumer Staples Distribution & Retail ...... 26,485,290 — — 26,485,290
Containers & Packaging ................. 34,322,694 11,853,854 — 46,176,548
Diversified Telecommunication Services ..... — — 14,503,792 14,503,792
Electric Utilities ........................ 75,057,013 — — 75,057,013
Electronic Equipment, Instruments &
Components .......................... 29,873,115 — — 29,873,115
Energy Equipment & Services ............. 39,984,097 — — 39,984,097
Entertainment ......................... 45,277,595 — — 45,277,595
Financial Services ...................... 167,575,347 — — 167,575,347
Food Products ........................ 36,747,636 — — 36,747,636
Health Care Equipment & Supplies ......... 88,701,908 — — 88,701,908
Health Care Providers & Services .......... 109,232,863 — — 109,232,863
Household Durables .................... 29,522,421 — — 29,522,421
Insurance ............................ 76,699,783 — — 76,699,783
Machinery ............................ 62,547,334 — — 62,547,334
Media ............................... 85,674,032 — — 85,674,032
Metals & Mining ....................... 9,663,108 37,525,305 — 47,188,413
Oil, Gas & Consumable Fuels ............. 101,243,646 — — 101,243,646
Personal Care Products ................. 36,578,268 — — 36,578,268
Pharmaceuticals ....................... 81,796,593 44,033,325 — 125,829,918
Professional Services ................... 63,307,230 — — 63,307,230
Real Estate Management & Development .... 34,595,108 — — 34,595,108
Retail REITs .......................... 36,698,891 — — 36,698,891
Software ............................. 65,612,597 — — 65,612,597
Specialized REITs ...................... 45,203,617 — — 45,203,617
Tobacco ............................. — 36,685,044 — 36,685,044
Trading Companies & Distributors .......... 72,939,118 — — 72,939,118
Corporate Bonds ........................ — 7,421,228 — 7,421,228
Senior Floating Rate Interests ............... — 62,916,369 — 62,916,369
Companies in Liquidation .................. — — —
b
—
Short Term Investments ................... — 40,688,652 — 40,688,652
Total Investments in Securities ........... $1,885,438,596 $241,123,777
g
$14,503,792 $2,141,066,165
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,867 $— $1,867
Total Other Financial Instruments ......... $— $1,867 $— $1,867
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $76,868 $— $76,868
Futures Contracts ........................ 203,977 — — 203,977
Total Other Financial Instruments ......... $203,977 $76,868 $— $280,845
Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... 1,548,722,403 — — 1,548,722,403
Short Term Investments ................... 19,054,767 — — 19,054,767
Total Investments in Securities ........... $1,567,777,170 $— $— $1,567,777,170
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 13,173,526 $ 59,583,900 $ — $ 72,757,426
Automobile Components ................. 5,954,555 — — 5,954,555
Banks ............................... 215,901,271 — — 215,901,271
Building Products ...................... 28,534,931 — — 28,534,931
Capital Markets ........................ 18,614,068 — — 18,614,068
Chemicals ........................... 55,229,790 — — 55,229,790
Commercial Services & Supplies ........... 19,493,257 — — 19,493,257
Communications Equipment .............. 5,579,532 — — 5,579,532
Construction & Engineering ............... 58,754,135 — — 58,754,135
Consumer Finance ..................... 7,350,587 — — 7,350,587
Diversified REITs ...................... 11,199,034 — — 11,199,034
Electric Utilities ........................ 8,601,933 — — 8,601,933
Electrical Equipment .................... 29,158,884 — — 29,158,884
Electronic Equipment, Instruments &
Components .......................... 64,242,023 — — 64,242,023
Energy Equipment & Services ............. 4,967,778 19,063,301 — 24,031,079
Food Products ........................ 8,825,780 — — 8,825,780
Ground Transportation .................. 16,816,351 — — 16,816,351
Health Care Equipment & Supplies ......... 12,345,495 — — 12,345,495
Hotel & Resort REITs ................... 2,328,130 — — 2,328,130
Hotels, Restaurants & Leisure ............. 57,639,630 9,881,896 — 67,521,526
Household Durables .................... 24,821,265 — — 24,821,265
Industrial REITs ....................... 1,084,083 — — 1,084,083
Insurance ............................ 68,551,694 — — 68,551,694
Leisure Products ....................... 39,691,010 — — 39,691,010
Machinery ............................ 70,422,921 — — 70,422,921
Media ............................... 14,337,542 — — 14,337,542
Metals & Mining ....................... 14,287,581 — — 14,287,581
Multi-Utilities .......................... 8,852,315 — — 8,852,315
Office REITs .......................... 15,784,584 — — 15,784,584
Oil, Gas & Consumable Fuels ............. 26,871,249 — — 26,871,249
Paper & Forest Products ................. 7,300,295 — — 7,300,295
Professional Services ................... 8,727,190 — — 8,727,190
Real Estate Management & Development .... 9,445,922 — — 9,445,922
Retail REITs .......................... 6,648,871 — — 6,648,871
Semiconductors & Semiconductor Equipment . 15,442,230 — — 15,442,230
Software ............................. 34,161,179 — — 34,161,179
Specialty Retail ........................ 9,836,850 — — 9,836,850
Textiles, Apparel & Luxury Goods .......... 3,529,655 3,267,033 — 6,796,688
Trading Companies & Distributors .......... 24,144,188 — — 24,144,188
Short Term Investments ................... 22,325,407 — — 22,325,407
Total Investments in Securities ........... $1,070,976,721 $91,796,130
h
$— $1,162,772,851
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 15,441,633 — — 15,441,633
Banks ............................... 1,447,992 — — 1,447,992
Beverages ........................... 2,311,232 — — 2,311,232
Biotechnology ......................... 10,708,338 — — 10,708,338
Building Products ...................... 8,824,171 — — 8,824,171
Capital Markets ........................ 39,440,774 — — 39,440,774
Commercial Services & Supplies ........... 3,494,616 — — 3,494,616
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Containers & Packaging ................. $ 5,474,848 $ — $ — $ 5,474,848
Electrical Equipment .................... 7,815,505 — — 7,815,505
Energy Equipment & Services ............. 3,239,075 — — 3,239,075
Entertainment ......................... 6,678,834 — — 6,678,834
Financial Services ...................... 5,833,597 — — 5,833,597
Food Products ........................ 4,499,733 — — 4,499,733
Ground Transportation .................. 8,601,112 — — 8,601,112
Health Care Equipment & Supplies ......... 19,011,201 — — 19,011,201
Health Care Providers & Services .......... 2,979,340 — — 2,979,340
Health Care Technology ................. 7,093,606 — — 7,093,606
Hotels, Restaurants & Leisure ............. 28,851,566 — — 28,851,566
Household Durables .................... 5,710,468 — — 5,710,468
Industrial REITs ....................... 3,973,043 — — 3,973,043
Insurance ............................ 5,880,633 — — 5,880,633
Interactive Media & Services .............. 6,134,115 — — 6,134,115
IT Services ........................... 24,098,634 — — 24,098,634
Leisure Products ....................... — — 6,663,102 6,663,102
Life Sciences Tools & Services ............ 11,800,362 — — 11,800,362
Machinery ............................ 9,160,188 — — 9,160,188
Media ............................... 8,273,297 — — 8,273,297
Oil, Gas & Consumable Fuels ............. 13,817,984 — — 13,817,984
Personal Care Products ................. 3,552,120 — — 3,552,120
Pharmaceuticals ....................... 4,668,079 — — 4,668,079
Professional Services ................... 23,583,516 — — 23,583,516
Residential REITs ...................... 4,044,978 — — 4,044,978
Semiconductors & Semiconductor Equipment . 20,344,327 2,507,313 — 22,851,640
Software ............................. 52,963,822 — — 52,963,822
Specialty Retail ........................ 23,570,597 — — 23,570,597
Trading Companies & Distributors .......... 11,068,963 — — 11,068,963
Convertible Preferred Stocks ................ — — 7,301,548 7,301,548
Warrants ............................... — — 7,352
b
7,352
Convertible Bonds ....................... — — 195,400 195,400
Corporate Bonds ........................ — — 64,375 64,375
Short Term Investments ................... 9,738,072 — — 9,738,072
Total Investments in Securities ........... $424,130,371 $2,507,313
i
$14,231,777 $440,869,461
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... — — —
b
—
Hotels, Restaurants & Leisure ............. — 142 — 142
Machinery ............................ — 69,109 — 69,109
Oil, Gas & Consumable Fuels ............. 2,814 32,325 — 35,139
Management Investment Companies ......... — — 1,393,255 1,393,255
Preferred Stocks ......................... — 1,686 — 1,686
Warrants ............................... — — —
b
—
Corporate Bonds :
Aerospace & Defense ................... — 3,140,497 — 3,140,497
Air Freight & Logistics ................... — 537,215 — 537,215
Automobile Components ................. — 3,356,173 — 3,356,173
Automobiles .......................... — 945,721 — 945,721
Banks ............................... — 18,710,560 — 18,710,560
Beverages ........................... — 959,817 — 959,817
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Biotechnology ......................... $ — $ 1,305,248 $ — $ 1,305,248
Broadline Retail ....................... — 102,696 —
b
102,696
Building Products ...................... — 2,316,329 — 2,316,329
Capital Markets ........................ — 6,949,923 — 6,949,923
Chemicals ........................... — 5,461,796 — 5,461,796
Commercial Services & Supplies ........... — 3,984,361 — 3,984,361
Construction & Engineering ............... — 769,679 — 769,679
Construction Materials .................. — 744,964 — 744,964
Consumer Finance ..................... — 2,251,900 — 2,251,900
Consumer Staples Distribution & Retail ...... — 622,493 — 622,493
Containers & Packaging ................. — 3,738,255 — 3,738,255
Distributors ........................... — 526,895 — 526,895
Diversified Consumer Services ............ — 751,712 — 751,712
Diversified REITs ...................... — 1,582,296 — 1,582,296
Diversified Telecommunication Services ..... — 3,109,390 — 3,109,390
Electric Utilities ........................ — 5,562,624 — 5,562,624
Electrical Equipment .................... — 1,068,240 — 1,068,240
Electronic Equipment, Instruments &
Components .......................... — 1,964,396 — 1,964,396
Energy Equipment & Services ............. — 1,629,645 — 1,629,645
Entertainment ......................... — 669,836 — 669,836
Financial Services ...................... — 2,619,835 — 2,619,835
Food Products ........................ — 3,271,147 — 3,271,147
Gas Utilities .......................... — 217,334 — 217,334
Ground Transportation .................. — 3,299,862 — 3,299,862
Health Care Equipment & Supplies ......... — 2,477,495 — 2,477,495
Health Care Providers & Services .......... — 7,893,482 — 7,893,482
Health Care REITs ..................... — 832,947 — 832,947
Health Care Technology ................. — 835,458 — 835,458
Hotel & Resort REITs ................... — 1,309,168 — 1,309,168
Hotels, Restaurants & Leisure ............. — 5,979,801 — 5,979,801
Household Durables .................... — 1,673,486 — 1,673,486
Household Products .................... — 742,922 — 742,922
Independent Power and Renewable Electricity
Producers ............................ — 4,197,874 — 4,197,874
Insurance ............................ — 6,452,378 — 6,452,378
Interactive Media & Services .............. — 813,246 — 813,246
IT Services ........................... — 2,252,574 — 2,252,574
Life Sciences Tools & Services ............ — 604,689 — 604,689
Machinery ............................ — 1,900,384 — 1,900,384
Media ............................... — 5,792,857 — 5,792,857
Metals & Mining ....................... — 3,040,024 — 3,040,024
Mortgage Real Estate Investment Trusts
(REITs) .............................. — 781,986 — 781,986
Multi-Utilities .......................... — 1,750,049 — 1,750,049
Oil, Gas & Consumable Fuels ............. — 19,364,870 — 19,364,870
Paper & Forest Products ................. — 993,354 — 993,354
Passenger Airlines ..................... — 1,497,440 — 1,497,440
Personal Care Products ................. — 2,987,003 — 2,987,003
Pharmaceuticals ....................... — 3,895,831 — 3,895,831
Residential REITs ...................... — 446,345 — 446,345
Software ............................. — 781,070 — 781,070
Specialized REITs ...................... — 938,810 — 938,810
Specialty Retail ........................ — 199,171 — 199,171
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Technology Hardware, Storage & Peripherals . $ — $ 1,617,494 $ — $ 1,617,494
Textiles, Apparel & Luxury Goods .......... — 1,948,995 — 1,948,995
Tobacco ............................. — 1,971,466 — 1,971,466
Trading Companies & Distributors .......... — 3,444,982 — 3,444,982
Transportation Infrastructure .............. — 120,809 — 120,809
Wireless Telecommunication Services ....... — 2,753,930 1,440 2,755,370
Senior Floating Rate Interests ............... — 7,574,645 — 7,574,645
Marketplace Loans ....................... — — 1,797,164 1,797,164
Foreign Government and Agency Securities .... — 5,926,164 — 5,926,164
U.S. Government and Agency Securities ....... — 57,911,247 — 57,911,247
Asset-Backed Securities ................... — 7,360,794 — 7,360,794
Commercial Mortgage-Backed Securities ...... — 3,402,573 — 3,402,573
Mortgage-Backed Securities ................ — 35,954,054 — 35,954,054
Residential Mortgage-Backed Securities ....... — 7,148,413 — 7,148,413
Escrows and Litigation Trusts ............... — 4,860 —
b
4,860
Short Term Investments ................... 1,804,106 — — 1,804,106
Total Investments in Securities ........... $1,806,920 $299,849,241 $3,191,859 $304,848,020
Other Financial Instruments:
Forward Exchange Contracts ............... $— $64,325 $— $64,325
Futures Contracts ....................... 27,324 — — 27,324
Swap Contracts ......................... — 705,815 — 705,815
Unfunded Loan Commitments .............. — 7 — 7
Total Other Financial Instruments ......... $27,324 $770,147 $— $797,471
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $70,378 $— $70,378
Futures Contracts ........................ 8,017 — — 8,017
Total Other Financial Instruments ......... $8,017 $70,378 $— $78,395
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
e
Corporate Bonds ........................ — 3,938,348 — 3,938,348
Foreign Government and Agency Securities .... — 323,464 — 323,464
U.S. Government and Agency Securities ....... — 75,387,089 — 75,387,089
Mortgage-Backed Securities ................ — 426,637,476 — 426,637,476
Short Term Investments ................... — 39,788,471 — 39,788,471
Total Investments in Securities ........... $— $546,074,848 $— $546,074,848
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
e
Common Stocks ......................... 100,126,312 — — 100,126,312
Investments in Underlying Funds and Exchange
Traded Funds ........................... 48,870,849 — — 48,870,849
Short Term Investments ................... 3,822,426 — — 3,822,426
Total Investments in Securities ........... $152,819,587 $— $— $152,819,587
Liabilities:
Other Financial Instruments:
Swap Contracts ......................... $— $988 $— $988
Total Other Financial Instruments ......... $— $988 $— $988
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 5,800,692 $ — $ — $ 5,800,692
Cambodia ............................ — 517,661 — 517,661
Chile ................................ 2,352,918 — — 2,352,918
China ............................... 16,764,730 52,144,478 — 68,909,208
Hong Kong ........................... — 5,917,478 — 5,917,478
Hungary ............................. 3,486,442 — — 3,486,442
India ................................ — 33,829,295 — 33,829,295
Indonesia ............................ — 1,511,720 — 1,511,720
Italy ................................. — 634,221 — 634,221
Mexico .............................. 5,522,211 — — 5,522,211
Peru ................................ 1,154,894 — — 1,154,894
Philippines ............................ — 1,214,293 — 1,214,293
Russia ............................... — — —
j
—
South Africa ........................... — 6,410,589 — 6,410,589
South Korea .......................... — 48,952,169 — 48,952,169
Taiwan ............................... — 49,770,884 — 49,770,884
Thailand ............................. — 8,541,722 — 8,541,722
United Arab Emirates .................... 2,239,447 — — 2,239,447
United States .......................... 9,500,873 — — 9,500,873
Preferred Stocks ........................ 16,211,251 — — 16,211,251
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 8,154,198 — — 8,154,198
Total Investments in Securities ........... $71,187,656 $209,444,510
k
$— $280,632,166
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 14,122,379 $ — $ 14,122,379
Automobile Components ................. — 24,627,340 — 24,627,340
Automobiles .......................... — 16,420,143 — 16,420,143
Banks ............................... 8,397,136 135,909,842 — 144,306,978
Broadline Retail ....................... 26,955,490 30,530,982 — 57,486,472
Chemicals ........................... 9,593,839 29,612,496 — 39,206,335
Commercial Services & Supplies ........... — 24,400,954 — 24,400,954
Construction Materials .................. — 20,641,119 — 20,641,119
Consumer Staples Distribution & Retail ...... — 19,719,662 — 19,719,662
Containers & Packaging ................. 24,221,588 — — 24,221,588
Energy Equipment & Services ............. — 13,112,600 — 13,112,600
Household Durables .................... — 43,055,792 — 43,055,792
Independent Power and Renewable Electricity
Producers ............................ — 24,232,301 — 24,232,301
Insurance ............................ — 52,240,703 — 52,240,703
Machinery ............................ 26,762,244 — — 26,762,244
Media ............................... — 10,178,323 — 10,178,323
Metals & Mining ....................... — 16,897,244 — 16,897,244
Oil, Gas & Consumable Fuels ............. — 73,277,546 — 73,277,546
Pharmaceuticals ....................... — 28,046,617 — 28,046,617
Professional Services ................... — 15,368,162 — 15,368,162
Semiconductors & Semiconductor Equipment . 12,148,826 73,051,453 — 85,200,279
Specialty Retail ........................ — 20,967,389 — 20,967,389
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Technology Hardware, Storage & Peripherals . $ — $ 38,261,654 $ — $ 38,261,654
Textiles, Apparel & Luxury Goods .......... — 12,398,055 — 12,398,055
Convertible Preferred Stocks ................ 4,500,000 — — 4,500,000
Short Term Investments ................... 48,053,175 — — 48,053,175
Total Investments in Securities ........... $160,632,298 $737,072,756
l
$— $897,705,054
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
e
Foreign Government and Agency Securities .... $ — $ 1,174,524,378 $ — $ 1,174,524,378
U.S. Government and Agency Securities ....... — 220,153,477 — 220,153,477
Options Purchased ....................... — 7,607,150 — 7,607,150
Short Term Investments ................... 132,647,328 — — 132,647,328
Total Investments in Securities ........... $132,647,328 $1,402,285,005 $— $1,534,932,333
Other Financial Instruments:
Forward Exchange Contracts ............... $— $23,517,570 $— $23,517,570
Swap Contracts ......................... — — — —
Total Other Financial Instruments ......... $— $23,517,570 $— $23,517,570
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $5,804,836 $— $5,804,836
Forward Exchange Contracts ............... — 3,224,060 — 3,224,060
Swap Contracts ......................... — 860,790 — 860,790
Total Other Financial Instruments ......... $— $9,889,686 $— $9,889,686
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 33,771,866 $ — $ 33,771,866
Automobiles .......................... — 4,607,461 — 4,607,461
Banks ............................... 29,683,083 11,698,035 — 41,381,118
Broadline Retail ....................... 9,622,827 — — 9,622,827
Capital Markets ........................ 6,378,051 — — 6,378,051
Construction Materials .................. 4,519,313 — — 4,519,313
Consumer Staples Distribution & Retail ...... 7,145,869 — — 7,145,869
Electrical Equipment .................... 6,456,094 — — 6,456,094
Financial Services ...................... 5,756,353 — — 5,756,353
Food Products ........................ — 3,879,562 — 3,879,562
Ground Transportation .................. 9,922,052 — — 9,922,052
Health Care Equipment & Supplies ......... 9,759,702 — — 9,759,702
Health Care Providers & Services .......... 18,957,947 — — 18,957,947
Hotels, Restaurants & Leisure ............. 18,140,233 — — 18,140,233
Household Durables .................... — 5,431,124 — 5,431,124
Independent Power and Renewable Electricity
Producers ............................ — 4,516,488 — 4,516,488
Insurance ............................ — 3,755,758 — 3,755,758
Interactive Media & Services .............. 10,765,655 — — 10,765,655
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Life Sciences Tools & Services ............ $ 13,062,076 $ — $ — $ 13,062,076
Machinery ............................ 7,580,490 — — 7,580,490
Metals & Mining ....................... 4,339,795 — — 4,339,795
Oil, Gas & Consumable Fuels ............. — 19,893,048 — 19,893,048
Personal Care Products ................. — 11,308,096 — 11,308,096
Pharmaceuticals ....................... — 13,756,193 — 13,756,193
Professional Services ................... — 2,980,685 — 2,980,685
Semiconductors & Semiconductor Equipment . 20,492,767 9,773,621 — 30,266,388
Software ............................. 18,248,018 6,212,936 — 24,460,954
Specialty Retail ........................ 10,591,764 — — 10,591,764
Technology Hardware, Storage & Peripherals . 7,862,119 8,462,536 — 16,324,655
Wireless Telecommunication Services ....... 4,396,293 — — 4,396,293
Short Term Investments ................... 4,551,089 14,098,182 — 18,649,271
Total Investments in Securities ........... $228,231,590 $154,145,591
m
$— $382,377,181
a
Includes foreign securities valued at $91,105,862, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $1,956,795, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $37,168,365, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying Schedule of Investments.
f
Includes foreign securities valued at $208,446,809, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $130,097,528, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
h
Includes foreign securities valued at $91,796,130, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
i
Includes foreign securities valued at $2,507,313, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
j
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at  September 30, 2024.
k
Includes foreign securities valued at $209,444,510, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
l
Includes foreign securities valued at $737,072,756, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
m
Includes foreign securities valued at $140,047,409, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2024, the reconciliations are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 6,610,010 $ — $ — $ — $ — $ — $ — $ 53,092 $ 6,663,102 $ 53,092
Convertible Preferred
Stocks :
Diversified Consumer
Services .......... 901,223 — — — — — — 16,028 917,251 16,028
Software .......... 5,004,113 — — — — — — 389,625 5,393,738 389,625
Trading Companies &
Distributors ........ — 990,559 — — — — — — 990,559 —
Warrants :
Software .......... 1,418
d
— —
d
— — — — 5,934 7,352
d
5,934
Convertible Bonds :
Software .......... 195,400 — — — — — — — 195,400 —
Corporate Bonds :
Software .......... 64,375 — — — — — — — 64,375 —
Total Investments in
Securities ............ $12,776,539 $990,559 $— $— $— $— $— $464,679 $14,231,777 $464,679
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Management Investment
Companies :
Capital Markets ..... — 1,371,083 — — — — — 22,172 1,393,255 22,172
Warrants :
Machinery ......... — 132 — — — — — (132) —
d
(132)
Corporate Bonds :
Broadline Retail ..... —
d
— — — — — — — —
d
—
Wireless
Telecommunication
Services .......... — — (4,699) 6,192 — 744 3,388 (4,185) 1,440 (3,884)
Marketplace Loans :
Financial Services ... 3,684,351 2,143 (1,964,466) — — — 647 74,489 1,797,164 (92,380)
Escrows and Litigation
Trusts : —
d
— — — — — — — —
d
—
Total Investments in
Securities ............ $3,684,351 $1,373,358 $(1,969,165) $6,192 $— $744 $4,035 $92,344 $3,191,859 $(74,224)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2024, are as follows:
Abbreviations List
EV - Enterprise value
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks:
Leisure Products
...............
$6,663,102 Market comparables Discount for lack of
marketability
9.4% Decrease
Estimated Revenue $7.5 bil Increase
EV / revenue multiple 4.3x Increase
All Other Investments
.............
7,568,675
c,d
Total
..........................
$14,231,777
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services
..............
$1,797,164 Discounted cash flow Loss-adjusted
discount rate
2.0% - 12.6%
(8.1%)
Decrease
Projected loss rate 0.4% - 33.5%
(20.0%)
Decrease
All other investments
.............
1,394,695
c,d
Total
..........................
$3,191,859
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
7. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
WFLA
Wells Fargo Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CHF
Swiss Franc
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HKD
Hong Kong Dollar
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
NZD
New Zealand Dollar
RSD
Serbian Dinar
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
ADR
American Depositary Receipt
BDC
Business Development Company
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
VIX
Market Volatility Index
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.96%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.